Registration No. 333-146896
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 9
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 185
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 246-5688
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Depositor's Telephone Number, including Area Code
Britney Schnathorst
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)
Please send copies of all communications to
Joan Boros
Stradley Ronan Stevens & Young LLP
1250 Connecticut Avenue N.W.
Suite 500
Washington, D.C. 20036
Principal Variable Universal Life Income II
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(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__    on May 1, 2017 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME IISM

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2017.

This prospectus describes an individual-flexible premium variable universal life insurance policy offered by the Company.

As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.

This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the contract provisions, benefits, programs, features, and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

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SUMMARY: BENEFITS AND RISKS
This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
POLICY BENEFITS

Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:

•	the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES — Death Proceeds);

•	minus loan indebtedness;

•
minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net surrender value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).

Death proceeds are paid in cash or applied under a benefit payment option.
The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).
Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest, policy expenses, interest credited to the fixed account, and/or the investment experience of the divisions. There is no guaranteed minimum division value.
Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.
Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within fourteen years of the policy date or a face amount increase, a surrender charge is imposed.
Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders.
Adjustment Options
The face amount may be increased or decreased unless the Policy is in a grace period or if monthly policy charges are being waived under a rider.
Face Amount Increase
The minimum amount of an increase is $50,000 ($10,000 for special underwriting programs) and is subject to our underwriting guidelines in effect at the time the increase is requested.
Face Amount Decrease
On or after the first policy anniversary, a decrease in face amount may be requested if the request does not decrease the face amount below $100,000. Cumulative face amount decreases in policy years two through five cannot exceed 35% of the initial face amount.
Maturity Proceeds
If the insured is living on the policy maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the policy maturity date unless extended by the Extended Coverage Rider.

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POLICY RISKS
Risks of Poor Investment Performance
Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investments in the fixed account, the fixed dollar cost averaging (“DCA”) account or a Death Benefit Guarantee Rider, it is possible that no death benefit would be paid upon the insured’s death.

Policy Termination (Lapse)
A Policy will enter a grace period and is at risk of terminating (meaning you will no longer have any life insurance coverage) if the net surrender value on any monthly date is less than the monthly policy charge, unless (i) during the first ten policy years, the no-lapse guarantee test is met or (ii) after the first ten policy years, the Policy has the Death Benefit Guarantee Rider and its terms are met. A policy may be at risk of terminating due to insufficient premium payments, poor investment results, partial surrenders, or loan indebtedness. If a Policy is at risk of terminating, we will notify you that the Policy will terminate without value unless you make a required premium payment by the end of the grace period. A Policy may be reinstated within three years after it has lapsed, subject to certain conditions.

Limitations on Access to Surrender Value
Unscheduled Partial Surrenders

•
Two unscheduled partial surrenders may be made in a policy year. An unscheduled partial surrender may not be less than $500. The total of the amount(s) surrendered may not be greater than 75% of the net surrender value (as of the date of the request for the first unscheduled partial surrender in that policy year).

•	The face amount may be reduced by the amount of the unscheduled partial surrender.

Scheduled Partial Surrender

•	Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis.

•	Each scheduled partial surrender may not be greater than 90% of the net surrender value (as of the date of the scheduled partial surrender).

•	The face amount may be reduced by the amount of the scheduled partial surrender.

Full Surrenders
If the full surrender is within fourteen years of the policy date or a face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

Adverse Tax Consequences
Termination of the Policy for any reason other than death of the insured may have adverse tax consequences. If the amount received by the owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

Distributions from a Modified Endowment Contract during the life of the insured are taxed as if the Policy is a deferred annuity; therefore, partial surrenders and loans may be taxable as ordinary income to the extent there are earnings in the Policy.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the Policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

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Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
The biggest risk is that the fund’s returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.

Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.

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SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy, surrender the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid up to target premium(1)
Current		3.00% of premium paid up to target premium(1)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge(2) (full surrender of Policy)	from surrender proceeds
Maximum		$55.83 per $1,000 of face amount
Minimum		$6.30 per $1,000 of face amount
Current Charge for Representative Insured (The representative insured is a 40-year old male in policy year one)		$15.81 per $1,000 of face amount
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy year
Maximum		$25 per unscheduled transfer
Current		none
Optional Insurance Benefits
Accelerated Benefits Rider	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of policy value

Current (if Policy is issued with the guideline premium/ cash value corridor test)(5)		3.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(5)		7.50% of policy value
Surrender Charge Adjustment Rider	upon receipt of premium
Maximum		0.25% of premium paid(6)
Current		0.25% of premium paid(6)
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of target premium
Current		3.00% of premium paid in excess of target premium

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The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.01 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 40 year-old male with a risk classification of preferred non-tobacco in policy year one)		$0.10 per $1,000 of net amount at risk(8)
Asset Based Charge:	monthly	equivalent to:
Maximum		0.70% of net policy value per year
Current		0.70% of net policy value per year(15)
Monthly Administration Charge:	monthly
Maximum		$25.00 per month
Current		$25.00 per month(10)

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Monthly Policy Issue Charge(7)	monthly
Maximum		$1.09 per $1,000 of face amount
Minimum		$0.04 per $1,000 of face amount
Current Charge for Representative Insured (The representative insured is a 40 year-old male with a risk classification of preferred non-tobacco in policy year one)		$0.11 per $1,000 of face amount(14)
Net Policy Loan Charge(11)	annually (accrued daily)
Maximum		1.50% of loan indebtedness per year(9)
Current		1.50% of loan indebtedness per year(9)
Optional Insurance Benefits(4)
Accidental Death Benefit Rider(7)	monthly
Maximum		$0.14 per $1,000 of rider benefit
Minimum		$0.03 per $1,000 of rider benefit
Current Charge for Representative Insured (The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in policy year one)		$0.06 per $1,000 of rider benefit
Accelerated Benefits Rider
Maximum	annually, if you have a death benefit advance (accrued daily)	5.50% of death proceeds advanced per year(9)
Death Benefit Advance Rider
Maximum	annually, if you have a death benefit advance (accrued daily)	18% of death proceeds advanced per year(13)
Salary Increase Rider(12)	monthly	$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(7)	monthly
Maximum		$0.51 per $1,000 of net amount at risk(8)
Minimum		$0.01 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in policy year one)		$0.02 per $1,000 of net amount at risk(8)

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Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Specified Premium Rider(7)	monthly
Maximum		$0.94 per $100 of planned periodic premium
Minimum		$0.15 per $100 of planned periodic premium
Current Charge for Representative Insured (The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in policy year one)		$0.40 per $100 of planned periodic premium

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2016(16)	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.25%	1.49%

(1)	Premium paid up to target premium. Sales charge on premium paid in excess of target premium is less. See CHARGES AND DEDUCTIONS - Premium Expense Charge for more detail.

(2)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.

(3)
Please note that in addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. For more information regarding transfers, see GENERAL DESCRIPTION OF THE POLICY - Policy Limitations.

(4)
Rates shown assume insured’s risk class is standard or better. For more information, see CHARGES AND DEDUCTIONS – Optional Insurance Benefits Charges; also, see GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

(5)	For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

(6)	This charge only applies in policy year one.

(7)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call us at 1-800-247-9988.

(8)	See GLOSSARY for definition.

(9)	This charge decreases after policy year ten.

(10)	This charge decreases to $10 per month after the first policy year.

(11)	The difference between the interest charged on the loan indebtedness and the interest credited to the loan account.

(12)	See GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits for more information on how the rider benefit is determined.

(13)
The rate shown in the table represents the highest maximum rate allowed under any state’s laws. The rate shown may not be representative of the charge a particular owner may pay as the maximum rate is determined by state law and the maximum rate may be lower based on the state in which the Policy is written.

(14)
For Policies with a policy date May 18, 2009 and later (assuming state approval is effective). For Policies with a policy date prior to May 18, 2009, the Current Charge for a Representative Insured is $0.14 per $1,000 of face amount.

(15)
The Asset Based Charge shown is for Policies issued prior to May 18, 2009. The charge for Policies issued on or after May 18, 2009, assuming state approval is effective, is 0.50% of net policy value. Currently, there is no Asset Based Charge deducted after the 10th policy year. See CHARGES AND DEDUCTIONS - Asset Based Charge for more detail.

(16)
Some of the underlying mutual funds available are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

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GLOSSARY

adjustment – change to your Policy resulting from an increase or decrease in face amount or a change in: tobacco status; death benefit option; risk classification or riders.

adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.

attained age – is the insured’s age on the birthday nearest to the policy date, plus the number of complete policy years that have elapsed since the policy date.

business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

death benefit guarantee premium requirement – The amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.

division – a part of the Separate Account which invests in shares of a corresponding mutual fund. The value of an investment in a division is variable and is not guaranteed. The "money market division" refers to the Fidelity VIP Government Money Market Division.

dollar cost averaging – a program in which premiums are systematically transferred from one account or division, typically the fixed account or money market division, into other division(s).

DCA (dollar cost averaging) duration – the length of time over which the entire fixed DCA account value is transferred to the fixed account and/or divisions.

effective date – the date on which all requirements, including initial premium, for issuance of a Policy have been satisfied.

face amount – the amount used to determine the death benefit.

fixed account – the portion of the policy value that is held in our general account.

fixed DCA account – a fixed account to which net premiums may be allocated and from which a portion of the policy value is transferred on a monthly basis over the DCA duration.

general account – assets of the Company other than those allocated to any of our Separate Accounts.

initial face amount – is the original face amount that was in effect on the policy date.

insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.

loan account – That portion of the policy value held in the general account that reflects the loan indebtedness.

loan indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.

maximum premium expense charge – the maximum charge deducted from premium payments to cover a sales charge and taxes (federal, state and local).

monthly date – the day of the month which is the same day as the policy date.

Example:	If the policy date is September 5, 2007, the first monthly date is October 5, 2007.

monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge, monthly policy issue charge, and asset based charge in effect on the monthly date.

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net amount at risk – the amount upon which cost of insurance charges are based. It is the result of:

•	the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus

•	the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

net policy value – the policy value minus any loan indebtedness.

net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions, fixed account and/or fixed DCA account.

net surrender value – surrender value minus any loan indebtedness.

no-lapse guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not terminate in the first ten years.

notice – any form of communication received in our home office which provides the information we need which may be in writing or another manner that we approve in advance. In states where permitted, we will require you to use the form(s) we provide for certain notices along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your policy.

owner – the person, including joint owner, who owns all the rights and privileges of this Policy.

planned periodic premium – the premium in the amount and frequency you plan to pay.

policy date – the date from which monthly dates, policy years and policy anniversaries are determined; the policy date may not be in the future and will never be the 29th, 30th, or 31st of any month.

policy maturity date – the policy anniversary nearest the insured’s 121st birthday.

policy value – the sum of the values in the divisions, the fixed account, the fixed DCA account, and the loan account.

policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and each subsequent one year period beginning on a policy anniversary.

Example:	If the policy date is November 21, 2008, the first policy year ends on November 20, 2009. The first policy anniversary falls on November 21, 2009.

premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.

prorated basis – is the proportion that the value of a particular division, the fixed account or the fixed DCA account bears to the total value of all divisions, the fixed account and the fixed DCA account.

separate account – the Principal Life Insurance Company Variable Life Separate Account, an account established by us which has divisions to which net premiums may be allocated under the Policy.

surrender value – policy value minus any surrender charge.

target premium – a premium amount which is used to determine the premium expense charge under a Policy. The target premium is not required to be paid and can be calculated by using the rates in Appendix C.

underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of each division.

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valuation period – the period begins at the close of normal trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.

we, us, our – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.

written request – actual delivery to the Company at our home office of a written notice or request, signed and dated, on a form we supply or approve.
Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390

you, your – the owner of the Policy.

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CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.

The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to owners under the Policy.

The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your policy will equal the total of your premium payments.

In a low interest rate environment, yields for the money market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive. If you allocate a portion of your policy value to a money market division or participate in a scheduled automatic transfer program where policy value is allocated to a money market division, that portion of your policy value allocated to the money market division may decrease in value.

The Funds
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The funds are NOT available to the general public directly. The funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a registered representative or by contacting our home office at 1-800-247-9988. A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.

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The TABLE OF SEPARATE ACCOUNT DIVISIONS contains a brief summary of the investment objectives of, and advisor and sub-advisor(s), if applicable, for each division.

Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

•	transfer assets in any division to another division or to the fixed account;

•	add, combine or eliminate divisions; or

•	substitute the shares of a division for shares in another division:

•	if shares of a division are no longer available for investment; or

•	if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) and/or the fixed account without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE:	Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

The Fixed Account and Fixed DCA Account
The fixed account and the fixed DCA account are part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, the fixed DCA account and any interest in them are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed accounts from our home office or from a registered representative.

Our obligations with respect to the fixed accounts are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

We guarantee that net premiums allocated to the fixed accounts accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

We may defer payment of proceeds payable out of the fixed accounts for a period of up to six months.

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The Fixed Account
The value of your fixed account on any business day is:

•	net premiums allocated to the fixed account

•	plus transfers from the division(s) and/or fixed DCA account

•	plus interest credited to the fixed account

•	minus surrenders, surrender charges, and monthly policy charges

•	minus transfers to the loan account

•	minus transfers to the division(s).

The Fixed Dollar Cost Averaging (DCA) Account
You may elect to have net premiums allocated to a fixed DCA account. The fixed DCA account must be selected at the time of application and requires an initial minimum net premium of $1,000. You may select either a 6-month or a 12-month DCA duration. The DCA duration cannot be renewed or extended. During the DCA duration, subsequent net premiums may be allocated to the fixed DCA account.

On the first monthly date after the 20th day following the effective date, and on each monthly date thereafter through the DCA duration, a portion of the value in the fixed DCA account is transferred. If the monthly date is not a business day, the transfer occurs on the next business day. The transfers are allocated to the divisions and/or to the fixed account according to your Fixed DCA allocation instructions. The transfers do not count against any limitations on the number of free transfers.

On each monthly date, the amount of the transfer is (a) divided by (b) where
(a)    is the value of your fixed DCA account (which includes net premiums and interest credited).
(b)    is the number of months remaining in the DCA duration.
For example, if your fixed DCA account has a value of $4,000 and four months remain in the DCA duration, the transfer amount would be $1,000 ($4,000 / 4).

The credited interest rate on the fixed DCA account is generally higher than the rate on the fixed account. Net premiums are credited at the interest rate in effect on the date the net premium is allocated to the fixed DCA account. The 6-month DCA duration and the 12-month DCA duration generally have different credited interest rates.

You may make unscheduled transfers from the fixed DCA account to divisions and/or the fixed account. Transfers into the fixed DCA account are not permitted.

After the DCA duration, net premiums may not be allocated to the fixed DCA account. If at the end of the DCA duration your premium allocation percentages include allocating a portion of net premiums to the fixed DCA account, that portion will be allocated to the money market division until you give us instructions otherwise.
CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis, while others are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising), administrative expenses (processing applications; conducting medical examinations; determining insurability; establishing and maintaining records; processing death benefit claims and policy changes, reporting and overhead), and mortality expenses.

The amount of the charges in any policy year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a policy year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a policy year, the excess is profit to the Company.

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Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including initial commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising.

For Policies with a policy date May 18, 2009 and later*:

Deductions from premiums equal:

•	sales charge of 3.00% of premiums paid up to target premium and 0.00% of premiums paid in excess of target premium. The total sales charge is guaranteed not to exceed 5.00% of premiums paid.

•	plus 1.25% (of premiums paid) for federal taxes.

•	plus 2.00% (of premiums paid) for state and local taxes**.

For Policies with a policy date prior to May 18, 2009:

Deductions from premiums equal:

•	sales charge of 3.00% of premiums paid up to target premium and 2.50% of premiums paid in excess of target premium. The total sales charge is guaranteed not to exceed 5.00% of premiums paid.

•	plus 1.25% (of premiums paid) for federal taxes.

•	plus 2.00% (of premiums paid) for state and local taxes**.

*	In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to May 18, 2009.

**
The actual taxes we pay vary from state to state. The expense charge is based on the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular policy does not necessarily reflect the actual tax costs applicable to that policy.

The target premium is based on the gender, if applicable, age and tobacco status of the insured (see APPENDIX C- TARGET PREMIUM RATES). The target premium is a calculated premium amount used to determine the premium expense charge. The target premium is not a required premium.

Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within fourteen years of the policy date or of a face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates us for expenses relating to the sale of the Policy.

Surrender charges vary based on gender, age at issue or adjustment, and number of policy years since issue or adjustment. The charge applies only during the first fourteen policy years unless there is a face amount increase. A face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the face amount at issue and each face amount increase. The surrender charge is not affected by any decrease in face amount or any change in face amount resulting from a change of death benefit options.

The surrender charge on an early surrender or Policy termination is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The surrender charge is (a) multiplied by (b) multiplied by (c) where:

(a)	is the applicable rate from APPENDIX A.

(b)	is the face amount divided by 1,000.

(c)	is the applicable percentage from APPENDIX B.

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For Policies issued with the Surrender Charge Adjustment Rider, the rider provides for a waiver of a portion of the surrender charges for a limited time. For a description of the rider, please see GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

Waiver of Surrender Charge Percentage Table
Policy Year	Waiver Percentage
1	100.00%
2	80.00
3	60.00
4	40.00

Example:
The amount of surrender charge waived is determined by multiplying the amount of the surrender charge by the applicable waiver percentage. If the amount of the surrender charge is $200 and you surrender your Policy in year 3, we would waive 60% of that charge ($120). The amount we would collect is $80.

Transfer Fee
Currently there is no charge for making an unscheduled division transfer. However, we reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled division transfer after the first unscheduled division transfer in a policy year. A transfer fee is intended to reimburse us for our additional separate account operation expenses related to multiple unscheduled division transfers. Policy owners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all policy owners in a non-discriminatory fashion.
For purposes of applying the transfer fee for unscheduled division transfers, we will count all unscheduled division transfers that occur in any one valuation period as one transfer. However, allocations of premium payments will not be counted as unscheduled division transfers.
Monthly Policy Charge
The monthly policy charge is made up of:

•	a charge for the cost of insurance;

•	an asset based charge;

•	a monthly administration charge;

•	a monthly policy issue charge; and

•	any charge for an optional insurance benefit added by rider(s).
On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the divisions, fixed account and/or fixed DCA account (but not your loan account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:

•	the same as allocation percentages for premium payments;

•	determined on a prorated basis; or

•	determined by any other allocation method upon which we agree.
If you do not designate monthly policy charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. For each division, the fixed account and/or fixed DCA account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next monthly date. If we cannot follow your instructions because of insufficient value in any fixed account, fixed DCA account and/or the division, the monthly policy charge is deducted on a prorated basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the insured’s gender*, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, mortality, and persistency. The monthly cost of insurance rate ranges from a minimum of $0.01 per $1,000 net amount at risk to a maximum of $83.33 per $1,000 net amount at risk.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

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The monthly cost of insurance charge is (a) multiplied by (b) where:

(a)	is the cost of insurance rate (described below) divided by 1,000.

(b)	is the net amount at risk.

Different cost of insurance rates may apply to face amount increases. The cost of insurance for the increase is based on the insured’s gender*, issue age, duration since issue, tobacco status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured’s gender*, attained age and risk classification at the time of the increase.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Entities and other persons buying Policies under a sponsored arrangement may apply for special underwriting. If special underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Special underwriting programs currently available include simplified issue underwriting and guaranteed issue underwriting. The cost of insurance rates for healthy individuals may be greater under special underwriting programs than for Policies subjected to full underwriting. Healthy individuals in a group will likely pay higher cost of insurance charges because they bear a portion of the cost of insuring the less healthy individuals in the group.

The net amount at risk is the difference between the death benefit and policy value (see GLOSSARY for exact formula). The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

Asset Based Charge
The asset based charge reimburses us for expenses associated with the maintenance, accounting and recordkeeping of the divisions of the Separate Account. In addition, this charge reimburses us for service fees (a trail commission) paid to the registered representative.

•
For Policies with a policy date May 18, 2009 and later*, in the first ten policy years, each month we deduct an asset based charge of 0.0416% (equivalent to 0.50% annually) of the net policy value. This charge is guaranteed not to exceed 0.0581% (equivalent to 0.70% annually) of the net policy value. After the tenth policy year, we do not collect an asset based charge.

•
For policies with a policy date prior to May 18, 2009, in the first ten policy years, each month we deduct an asset based charge of 0.0581% (equivalent to 0.70% annually) of the net policy value. After the tenth policy year, we do not collect an asset based charge.

We reserve the right to impose an asset based charge after the tenth policy year but guarantee that the maximum rate after the tenth policy year will not exceed 0.20% of the net policy value annually.

*	In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to May 18, 2009.

Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including premium billing and collection, policy value calculation, processing claims and other similar matters.

•	Current charges. The current monthly administrative charge is $25.00 per month during the first policy year. After the first policy year, the administrative charge is $10.00 per month.

•	Maximum charges. In all policy years, the monthly administration charge is guaranteed not to exceed $25.00 per month.

Monthly Policy Issue Charge
This charge reimburses us for the expenses associated with policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of face amount and varies by gender (if applicable), age, tobacco status, and risk classification; the charge ranges from a minimum of $0.04 to a maximum of $1.09 per $1,000 face amount. Currently, this charge is applied for fifteen years from policy issue or face amount increase; however, we reserve the right, after providing prior written notice to policy owners, to apply this charge in all years. Any face amount increase will have its own monthly policy issue charge.

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Net Policy Loan Charge
See LOANS for more detail.
Optional Insurance Benefits Charges
Accelerated Benefits Rider
Currently there is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, a lien is imposed on the policy value and death benefit in an amount equal to the advance plus interest charged during the advance period. Interest charged is at an annual rate of 5.50%. Interest accrues daily and is added to the death benefit advance on the policy anniversary. We may, in the future, charge a one-time maximum administrative fee of $150.
Accidental Death Benefit Rider
The charge for this rider is taken monthly and is based on individual characteristics of the insured (i.e., gender (if applicable), age, tobacco status, and risk classification). The monthly rate ranges from $0.03 to $0.14 per $1,000 of the rider benefit.
Change of Insured Rider
There is no charge for this rider.
Cost of Living Increase Rider
There is no charge for this rider; however, when there is a cost of living increase to the policy face amount, the monthly policy charge and surrender charge also will be increased proportionally.
Death Benefit Advance Rider
Currently there is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, a lien is imposed on the policy value and the death benefit in an amount equal to the advance plus interest. Interest accrues daily at an annual rate guaranteed not to exceed 18% and is added to the death benefit advance on the policy anniversary. We may, in the future, charge an administrative fee of up to $150 for each death benefit advance.
Death Benefit Guarantee Rider
There is no charge for the rider; however, the guarantee provided by the rider requires payment of certain minimum premium amounts that vary based on the individual characteristics of the insured (age, gender, tobacco status, and risk classification).
Extended Coverage Rider
There is no charge for this rider.
Life Paid-Up Rider (Overloan Protection)
There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the policy value (for policies using the guideline premium test) and 13.5% of the policy value (for policies using the cash value accumulation test) that is taken from the policy value.
Return of Cost of Insurance Rider
There is no charge for this rider.
Salary Increase Rider
For insureds with a risk classification of standard or better, the charge for this rider is taken monthly at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000.
Surrender Charge Adjustment Rider (No longer available effective May 2010)
The charge for this rider is an added sales charge (independent of the sales charge applicable to all Policies) of 0.25% (of total premiums paid) in policy year one only.
Surrender Value Enhancement Rider
The charge for this rider is an added sales charge (independent of the sales charge applicable to all Policies) of 3.00% of premium paid in excess of target premium in policy years 1-7.
Waiver of Monthly Policy Charges Rider
For insureds with a risk classification of standard or better, there is a monthly charge for this rider and it varies based on the attained age, risk classification and gender of the insured. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $0.51 per $1,000 net amount at risk.

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Waiver of Specified Premium Rider
For insureds with a risk classification of standard or better, there is a monthly charge for this rider. It varies based on the attained age, risk classification and gender of the insured. The monthly charge is guaranteed not to be less than $0.15 nor to exceed $0.94 per $100 of planned periodic premium, respectively.

Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.
GENERAL DESCRIPTION OF THE POLICY

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, data pages, copies of any supplemental applications, amendments, and endorsements which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. Any variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.

Rights Under The Policy
Ownership
Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if:

•	the death proceeds are paid;

•	the maturity proceeds are paid;

•	the Policy is surrendered; or

•	the grace period ends without our receiving the payment required to keep the Policy in force.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy’s ownership interest passes to the insured. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary
If the insured dies before the policy maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

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Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Policy Limitations
Division Transfers
After the initial allocation of premiums, you may transfer amounts between the divisions and/or the fixed accounts. You must specify the dollar amount or whole percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.
You may request an unscheduled transfer or set up scheduled transfers by:

•	sending a written request to us;

•	calling us at 1-800-247-9988 (if telephone privileges apply);

•	faxing us at 1-866-885-0390; or

•	visiting www.principal.com (if internet privileges apply).

You may not make a transfer to the fixed account if:

•	a transfer has been made from the fixed account to a division within six months; or

•	immediately after the transfer, the fixed account value would be more than $1,000,000 (without our prior approval).

Unscheduled Transfers. You may make unscheduled transfers from a division to another division or to the fixed account. The minimum transfer amount is the lesser of $100 or the value of your division.
We reserve the right to impose a transfer fee on each unscheduled transfer after the first unscheduled transfer in a policy year. For purposes of applying the transfer fee for unscheduled division transfers, we will count all unscheduled division transfers that occur in any one valuation period as one transfer. However, allocations of premium payments will not be counted as unscheduled division transfers.
Scheduled Transfers. You may elect to have automatic transfers made out of one division into one or more of the other divisions and/or the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.
Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

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Automatic transfers are made on a periodic basis.

•	The amount of the transfer is:

•	the dollar amount you select (the minimum is the lesser of $100 or the value of the division); or

•	a percentage of the division value as of the date you specify (other than the 29th, 30th or 31st).

•
You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly). If the selected date is not a business day, the transfer is completed on the next business day.

•	The value of the division must be equal to or more than $2,500 when your scheduled transfers begin.

•	Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.

•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers
Transfers from your investment in the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled fixed account transfer in the same policy year.

Unscheduled Transfers. You may make one unscheduled fixed account to division(s) transfer within the 30-day period following the policy date and following each policy anniversary.

•	You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the fixed account value as of the most recent policy anniversary).

•	The minimum transfer amount must be at least $100 (or the entire value of your fixed account if less).

•	If your fixed account value is less than $1,000, you may transfer up to 100% of your fixed account.

•	There is no charge for the transfer(s).

Scheduled Transfers. You may make scheduled transfers on a monthly basis from the fixed account to your division(s) without an additional charge as follows:

•	The value of your fixed account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.

•	The amount of the transfer is:

•	the dollar amount you select (minimum of $50); or

•	a percentage of the fixed account value (the maximum amount of the transfer is 2% of the fixed account value as of the specified date) as of the date you specify which may be:

•	the later of the policy date or most recent policy anniversary date; or

•	the date the Company receives your request.

•	Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•	If the specified date is not a business day, the transfer is completed on the next business day.
Scheduled transfers continue until your value in the fixed account has a zero balance or we receive your notice to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer. You may change the amount of the transfer once each policy year by:

•	sending us a written request;

•	calling us at 1-800-247-9988 (if telephone privileges apply); or

•	visiting www.principal.com (if internet privileges apply).
As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of notice of the change.
Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your policy value in the divisions over time.

Example:
You may choose to rebalance so that 50% of your policy values are in the money market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the money market division and 40% in the SmallCap Value I division. By rebalancing, units from the money market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.

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You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•	do not begin until the later of expiration of the examination offer period or the DCA duration, if applicable;

•	are done without charge;

•	may be done on the frequency you specify:

•	quarterly (on a calendar year or policy year basis); or

•	semiannual or annual (on a policy year basis).

•	may be done by:

•	calling us at 1-800-247-9988 (if telephone privileges apply);

•	mailing us your written request;

•	faxing us at 1-866-885-0390; or

•	visiting www.principal.com (if internet privileges apply).

•	are made at the end of the next valuation period after we receive your instruction;

•	are not available for values in the fixed account; and

•	are not available if you have scheduled transfers from the same divisions.

Optional Insurance Benefits
Subject to certain conditions, you may add one or more additional insurance benefits to your Policy. Detailed information concerning additional insurance benefits may be obtained from a registered representative or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an additional insurance benefit is deducted from your policy value. See SUMMARY: FEE TABLES for maximum charges.

Accelerated Benefits Rider
If the Death Benefit Advance Rider is not available to you, we will automatically add this rider to your Policy at issue. This rider allows you to request an advance of a portion of the death benefit if the insured becomes terminally ill. Up to 75% of the face amount, minus any outstanding loan indebtedness and previously paid accelerated benefit, may be requested, up to a maximum of $1,000,000, provided that the insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. A lien is placed against the policy value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 5.50% annually. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest. The death proceeds payable upon the death of the insured will be reduced by the amount of the lien. In addition, we may, in the future, charge a one-time maximum administrative fee of $150. Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.

Accidental Death Benefit Rider
This rider provides you an additional death benefit for a fixed amount you determine, but no greater than the face amount, if the insured’s death is caused by accidental means. You may elect the rider at the time of application, or you may add this rider after issue subject to our then current underwriting guidelines. There is a monthly charge for this rider that ranges from $0.03 to $0.14 per $1,000 of the rider benefit. The charge is based on the attained age, risk classification and gender of the insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Change of Insured Rider
This rider is available on business owned Policies only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. This rider may be added at any time prior to the proposed insured’s attained age 69. Until the effective date of the change of insured, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, tobacco status, and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

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Cost of Living Increase Rider
This rider provides increases in the face amount every three years, to the insured’s age 55, without requiring evidence of insurability. This rider is added automatically to all Policies with a risk classification of standard or better where the insured’s issue age is 52 or under, unless you elect the Salary Increase Rider. There is no charge for adding this rider; however, when there is a cost of living increase, the monthly policy charge and surrender charge will be higher.
Death Benefit Advance Rider
This rider allows you to receive an advance of a portion of the death benefit if the insured is diagnosed with a terminal illness or catastrophic health condition (as defined in the rider) or is permanently confined to a nursing home. Subject to state availability, this rider is added automatically to all Policies issued with a risk classification of standard or better and not part of a special underwriting program. The maximum amount available is based on the death benefit as of the date the claim is approved. A lien is placed against the policy value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 18% annually of death proceeds advanced. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest at the same rate charged for a policy loan. The death proceeds payable upon the death of the insured will be reduced by any loan indebtedness and the amount of the lien. In addition, we may, in the future, charge an administrative fee of up to $150 for each death benefit advance. Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.
Death Benefit Guarantee Rider
This rider provides that your Policy will not lapse before the insured attains a specified age if premiums paid equal or exceed the death benefit guarantee premium requirement. This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid) at issue determines whether the no-lapse guarantee is extended to the insured’s attained age 65, attained age 85 or attained age 100. An illustration (available at no charge from your registered representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions.
If on any monthly date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.
The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Extended Coverage Rider
This rider extends the Policy beyond the policy maturity date as long as the Policy is still in force and the insured is living on the policy maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the policy maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All division and fixed account values will be transferred to the money market division and no further transfers are allowed. However your right to take partial surrenders and loans are not restricted. This rider is added automatically to all Policies when issued. You may choose not to extend the policy maturity date by requesting the rider not be attached to your Policy. There is no charge for this rider.
Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large loan indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:

•	the loan indebtedness must be at least 92% of the surrender value;

•	there is sufficient net surrender value to cover the one-time rider charge;

•	the insured’s attained age must be 75 years or older;

•	the Policy must have been in force for at least 15 policy years; and

•	premiums paid have been surrendered.

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For Policies issued with the cash value accumulation test, we reserve the right to begin the rider benefit when the loan indebtedness is at least 86% of the surrender value and all other conditions are satisfied.
Once the rider benefit begins:

•	All values in the divisions are immediately transferred to the fixed account where they will earn interest.

•	No further monthly policy charges are deducted for the remaining paid-up death benefit.

•	No new premium payments, face amount adjustments, partial surrenders or loans are allowed.

•	If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.

•	Your loan indebtedness remains and interest will continue to accrue on the loan indebtedness. However, loan payments can be submitted.

•	All optional riders, except the extended coverage rider, will automatically be terminated.
There is a one-time charge taken from the policy value on the date the rider benefit begins. The rider may be elected at any time prior to the policy maturity date.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Return of Cost of Insurance Rider
This rider provides for the return of the cost of insurance charges. The returned charges are credited to the policy value annually on the policy anniversary in equal amounts over a period of five years. The total amount credited is the sum of the cost of insurance charges for the face amount paid up to the time this benefit begins. The benefits begin as of the later of the last day of the 15th policy year or the last day of the insured’s attained age 59 policy year. The benefit is applied according to the premium allocation instructions in effect at that time. If the policy terminates for any reason or becomes paid-up due to the Life Paid-Up Rider, any benefit not credited is forfeited. This rider is added automatically to all Policies. There is no charge for this rider.
Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and provides increases in the face amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount you select subject to the then current underwriting guidelines. For insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the face amount made under this rider. The rider may be elected at any time prior to issue and if elected, the Cost of Living Increase Rider is not available. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Surrender Charge Adjustment Rider (No longer available effective May 2010)
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first four policy years, we will reduce the amount of surrender charge we collect as set out below. The rider is only available for Policies issued for business cases and certain trust-owned Policies, subject to our then current underwriting guidelines. The rider may not be added after the Policy has been issued. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed in the first policy year.

Policy Year	Reduction of Surrender Charge
1	100%
2	80%
3	60%
4	40%
Surrender Value Enhancement Rider
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven policy years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the insured. The rider is only available

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for Policies issued for business cases and approved premium finance cases. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of target premium in the first seven policy years.

Waiver of Monthly Policy Charges Rider
This rider pays the monthly policy charges of the Policy if the insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at any time that the insured’s attained age is not greater than 59. There is a charge for this rider and the charge varies based on the attained age, risk classification and gender of the insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Waiver of Specified Premium Rider
This rider pays the planned periodic premium on the Policy if the insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at any time that the insured’s attained age is not greater than 59. There is a charge for this rider and the charge varies based on the attained age, risk classification and gender of the insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.

We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.

Right to Exchange
During the first 24 months after the effective date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your division and fixed DCA account values to the fixed account. No charge is imposed on this transfer. The policy value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions.
Your request must be in writing and be signed by the owner(s). The request must be postmarked or delivered to our home office before the end of the 24-month period. The transfer is effective when we receive your written request.
Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).
Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

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The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and your instruction is not canceled by your written notice the transaction will occur on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.
In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the fixed account and/or fixed DCA account for a period of up to six months.

PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.
Premium payments may be delivered to us as follows:

•	If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or

•	By mailing your payment according to the instructions below.
Premium Payment Mailing Instructions:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
No-Lapse Guarantee
Your initial premium must be at least the no-lapse guarantee premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions), however, we recommend you continue to pay at least the no-lapse guarantee premium. By meeting the no-lapse guarantee premium requirement, your Policy is guaranteed not to terminate during the first ten policy years even if the net surrender value is insufficient to cover the monthly policy charge.
The no-lapse guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the face amount divided by 1,000.
(b)    is the no-lapse guarantee premium rate.
(c)    is 12.

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The no-lapse guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid.

(b)	is the sum of all loan indebtedness and partial surrenders.

(c)	is the sum of the no-lapse guarantee monthly premiums since the policy date to the most recent monthly date.
If the no-lapse premium requirement is not met and the net surrender value is insufficient to cover the monthly policy charge, the Policy may terminate in the first ten policy years.

The no-lapse guarantee premium rate is per $1,000 of face amount and may vary by issue age, risk classification, gender* and tobacco status. The no-lapse guarantee monthly premium is shown on your Policy.

*	For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the insured.

Death Benefit Guarantee
If the Death Benefit Guarantee Rider is made a part of your Policy and you pay at least the death benefit guarantee premium requirement, the death benefit guarantee period may last longer than the ten year period provided by the no-lapse guarantee provision. You choose whether you want the no-lapse guarantee period to extend to the insured’s attained age 65, attained age 85 or attained age 100. Generally, a longer death benefit guarantee period will have a higher premium requirement.

The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the face amount divided by 1,000.
(b)    is the death benefit guarantee premium rate.
(c)    is 12.

Example If the face amount is $250,000 with Death Benefit Option 2 and the insured is a 40-year old male with a risk classification of preferred non-tobacco:
	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to attained age 65	$12.57	$261.88
Death Benefit Guarantee to attained age 85	$21.04	$438.34
Death Benefit Guarantee to attained age 100	$26.82	$558.75
You choose the death benefit guarantee period based on your scheduled premium payments. The death benefit guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid.

(b)	is the sum of all loan indebtedness and partial surrenders.

(c)	is the sum of the death benefit guarantee monthly premiums since the policy date to the most recent monthly date.
If the death benefit guarantee premium requirement is not met, the Death Benefit Guarantee Rider will terminate.
The death benefit guarantee premium rate is per $1,000 of face amount and may vary by issue age, risk classification, gender* and tobacco status. The death benefit guarantee monthly premium is shown on your Policy.

*	For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the insured.
Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be promptly returned and no further premiums are accepted until allowed by the current maximum premium limitations.
If any premium payment increases the Policy’s death benefit by more than it increases the policy value, we reserve the right to refund all or part of the premium payment. If all or part of the premium payment is not refunded, we may require satisfactory evidence of insurability.

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The minimum initial premium required is the monthly no-lapse guarantee premium. There is no minimum amount requirement for subsequent premiums; however, insufficient premium payments may cause the policy to lapse as described above in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse).

Allocation of Premiums
In most states, your initial net premium (and other net premiums we receive prior to and on the effective date through twenty days after the effective date) is allocated to the money market division at the end of the business day we receive the premium in good order. The money is reallocated to the divisions, fixed account and/or fixed DCA account according to your instructions when this initial period ends (or on the first business day thereafter).
Net premium payments received after the initial period period are allocated to the divisions, the fixed account and/or fixed DCA account according to your premium allocation instructions. For each division, fixed account and fixed DCA account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Net premium payments are allocated as of the valuation period in which they are received in good order.
At any time, you may change the percentage allocation for future premium payments by:

•	sending a written request to us;

•	calling us at 1-800-247-9988 (if telephone privileges apply); or

•	visiting www.principal.com (if internet privileges apply).

The allocation changes are effective at the end of the valuation period in which your new instructions are received.

NOTE:
We reserve the right to keep the initial premium payment in the money market division longer than 20 days to correspond to a particular state's examination offer periods and/or replacement requirements.

Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or a Death Benefit Guarantee Rider, it is possible that no death benefit would be paid upon the insured’s death.

At the end of any valuation period, your value in a division is:

•	the number of units you have in the division

•	multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:

•	your initial premium payment (less premium expense charges);

•	plus subsequent premium payments (less premium expense charges);

•	plus transfers from another division, the fixed account or the fixed DCA account minus units sold:

•	for partial surrenders from the division;

•	as part of a transfer to another division, the fixed account or the loan account; and

•	to pay monthly policy charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday, Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders.
To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

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The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price of the underlying mutual fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions].
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
DEATH BENEFITS AND POLICY VALUES

Death Proceeds
If coverage is in effect and the insured dies before the policy maturity date, we pay death proceeds upon our receipt of:
Proof of the death of the insured (typically, a death certificate) and a completed and signed Beneficiary’s Statement (Claim Form):

•	If the beneficiary is a trust, the Claim Form must be signed by the trustee(s) and we must also receive a copy of the Trust Agreement and/or our Trustee Certification form.

•
If the beneficiary is a corporation or other entity, the Claim Form must be signed by a corporate officer and we must also receive proof of that person’s signing authority (e.g., a copy of the Article of Incorporation or By-Laws indicating the authority of the office and a current Board resolution naming the officer(s) authorized to sign on behalf of the entity) and a Certificate of Good Standing or Certificate of Existence provided by the state where the entity was incorporated or otherwise created.

Payment of the death proceeds will be made within seven business days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the insured, we will pay the death proceeds to the owner or the owner’s estate unless you have given us written notice otherwise.

We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.

The death proceeds are calculated as of the date of the insured’s date of death and include:

•	the death benefit described below in DEATH BENEFITS AND POLICY VALUES — Death Benefit Options;

•	minus loan indebtedness;

•	minus any overdue monthly policy charges if the insured died during a grace period;

•	plus interest on the death proceeds as required by state law.

We pay interest on death proceeds as required by law.

Benefit Payment Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us written notice. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.

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Benefit Payment Options

•	Customized Benefit Arrangement
We will make benefit payments based on arrangements you have requested and we have agreed to in writing; e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.

•	Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.

•	Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.

•	Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.

•	Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.

These benefit payment options are also available if the Policy matures or is surrendered.

Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The three death benefit options available are:

•	Death Benefit Option 1 – the death benefit equals the greater of:

•	the face amount; or

•	the amount found by multiplying the policy value by the applicable percentage*.

•	Death Benefit Option 2 – the death benefit equals the greater of:

•	the face amount plus the policy value; or

•	the amount found by multiplying the policy value by the applicable percentage*.

•	Death Benefit Option 3 – the death benefit equals the greater of:

•	the face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or

•	the amount found by multiplying the policy value by the applicable percentage*.

*
The applicable percentage tables are in APPENDIX D and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.

Example:	The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage: 250%
Death Benefit = $375,000 ($150,000 x 250%)
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 399.00% (assuming the insured is a male) and the death benefit would be $598,500.

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Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face amount decrease, you may elect to keep the current face amount, subject to underwriting review and approval.

The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the face amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the face amount, the decrease of face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the face amount. The amount of the increase is equal to the policy value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the face amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000

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IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.

The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on policy values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any adjustment to the Policy.

If at any time a premium is paid which would result in total premiums exceeding the current guideline premium limits, we accept only that portion of the premium which would make the total premiums equal the guideline premium limits.

The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of policy values that can accumulate relative to the death benefit.

To satisfy either test, the ratio of the death benefit to the policy value must be at least as great as the applicable percentage shown in APPENDIX D. As the policy value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.

As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:

•	smaller applicable percentages

•	lower minimum death benefit

•	lower cost of insurance charges

•	better policy value growth.

The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better policy value growth.

This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800- 247-9988.

The table below demonstrates the minimum death benefit based on the test chosen.

The example below is based on the following:

•	The insured is a male with an attained age of 40 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 45).

•	Face amount is $100,000.

•	Death Benefit Option 1

•	Policy value at the date of death is $25,000.

•	The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x policy value).

•	The minimum death benefit under the cash value accumulation test is $84,172.50 (assuming an applicable percentage of 336.69%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,753.98
Cash Value Accumulation Test	$100,000	$84,172.50	$74,753.98

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Here’s the same example, but with a policy value of $75,000. Because the policy value has increased, the minimum death benefit is now:

•	$161,250 for the guideline premium/cash value corridor test.

•	$252,517.50 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$85,853.29
Cash Value Accumulation Test	$100,000	$252,517.50	$176,896.26
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the net amount at risk. As the net amount at risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in face amount may be required, if the transaction would cause a refund of premium and/or distribution of the policy value in order to maintain compliance with the Section 7702 limits.
Maturity Proceeds
The policy maturity date is the policy anniversary where the insured’s attained age is 121. If the insured is living on the policy maturity date, the Policy is in force and you do not want the policy maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send notice to our home office.
The maturity proceeds are paid either as a cash lump sum on the policy maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the policy maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).
Adjustment Options
Increase in Face Amount
You may request an increase at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in face amount is $50,000 ($10,000 for special underwriting programs). A face amount increase request made in the first 10 policy years will increase the no-lapse guarantee premium for the remainder of the 10 years.
The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:

•	the insured is alive at the time of your request; and

•	the attained age meets our then current underwriting requirements; and

•	we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.
The increase in face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.
If you want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the face amount of the Policy, issue age, gender and tobacco status. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.

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Any adjustment premium payment made in connection with the adjustment application is held in our general account without interest (for a period of up to 60 days) while we complete underwriting for the adjustment. If we approve the adjustment, on the effective date of the adjustment, the amount of the adjustment premium payment being held minus the premium expense charge is moved to the divisions, fixed account and/or fixed DCA accounts according to your then current premium allocation percentages.

The cost of insurance charge will increase in the event of an increase in a Policy’s face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the entire Policy (not just the incremental increase in face amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.

Decrease in Face Amount
On or after the first policy anniversary, you may request a decrease in the face amount. No transaction fee is imposed on decreases in the face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges or the no-lapse guarantee premium requirement. A decrease is requested as follows:

•	the request must be made on an adjustment application;

•	the application must be signed by the owner(s);

•	the Policy is not in a grace period;

•	monthly policy charges are not being waived under a waiver rider;

•	the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;

•	the decrease may not reduce the face amount below $100,000;

•	cumulative face amount decreases in policy years two through five cannot exceed 35% of the initial face amount; and

•	if there have been previous increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Policy Values
Your policy value is equal to the sum of the values in your divisions, fixed account, fixed DCA account and loan account.

•	Your policy value increases as premiums are applied and when interest is credited.

•	Your policy value decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.

•	Your policy value can increase or decrease as the investment experience of your chosen divisions fluctuates.

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SURRENDERS AND PARTIAL SURRENDERS

Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).

Full Surrender
You may surrender the Policy while the Policy is in effect. If the full surrender is within fourteen years of the policy date or a face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the surrender value.

Unscheduled Partial Surrender
On or after the first policy anniversary and prior to the policy maturity date, you may surrender a part of the net surrender value. Up to two unscheduled partial surrenders may be made during a policy year. A unscheduled partial surrender may not be less than $500. The total of your two unscheduled partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first unscheduled partial surrender in that policy year). The unscheduled partial surrender may not decrease the face amount to less than $100,000.

Your policy value is reduced by the amount of the surrender. Partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee Rider if applicable. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The surrender is deducted from your division(s) and/ or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, the deduction is made using your monthly policy charge allocation percentages. No surrender charge is imposed on an unscheduled partial surrender.

An unscheduled partial surrender may cause a reduction in face amount. If the face amount had been increased, any reduction of the face amount is made on a last in, first out basis.

•
If the Death Benefit Option 1 is in effect and the death benefit equals the face amount, the face amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the face amount, the face amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and face amount.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During policy years two through fifteen, 10% of the net surrender value as of the end of the prior policy year may be surrendered without a subsequent decrease in the face amount. Any amount surrendered in excess of 10% causes a reduction in the face amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a policy year is the lesser of ((a) plus (b)) or (c) where:

(a)	is the amount of the unscheduled partial surrender.

(b)	is the amount of any preferred partial surrenders in the same policy year.

(c)	is 10% of the net surrender value at the end of the prior policy year.

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•	If the Death Benefit Option 2 is in effect, there is no reduction in the face amount upon an unscheduled partial surrender.

•	If the Death Benefit Option 3 is in effect, the face amount is reduced by the lesser of (a) or (b) where:

(a)	is the unscheduled partial surrender amount;

(b)	is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

Scheduled Partial Surrender
On or after the first policy anniversary and prior to the policy maturity date, you may elect to receive part of your net surrender value automatically on any monthly date.

•	You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on policy year)).

•	The surrender is deducted from your division(s) and/or fixed account according to your monthly policy charge allocation percentages.

•	Each scheduled partial surrender may not be greater than 90% of the net surrender value (as of the date of the scheduled partial surrender).

•
Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining net surrender value, scheduled policy loans will automatically begin, unless you direct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.

•	A scheduled partial surrender may cause a reduction in face amount:

•	If Death Benefit Option 1 is in effect and the death benefit equals the face amount:

•	on the first monthly date a scheduled partial surrender is effective (and each subsequent policy anniversary) the face amount is reduced.

•	the amount of the reduction is the sum of the scheduled partial surrenders planned for that policy year that are not deemed to be a preferred partial surrender.

•
If the amount of the scheduled partial surrender is increased, the face amount is reduced on the monthly date the change is effective. If the amount of the scheduled partial surrender is decreased, the face amount is not increased.

If the death benefit is greater than the face amount, the face amount is reduced by the amount determined above which exceeds the difference between the death benefit and face amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During policy years two through fifteen, 10% of the net surrender value as of the end of the prior policy year may be surrendered without a subsequent decrease in the face amount. Any amount surrendered in excess of 10% causes a reduction in the face amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a policy year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the sum of the scheduled partial surrenders planned for that policy year.
(b)    is the amount of any preferred partial surrenders in the same policy year.
(c)    is 10% of the net surrender value at the end of the prior policy year.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the face amount due to scheduled partial surrenders.

•
If the Death Benefit Option 3 is in effect, the face amount is reduced on the first monthly date a scheduled partial surrender is effective and on each subsequent policy anniversary. The face amount may also be reduced on the monthly date any increase to a scheduled partial surrender is effective. The face amount is reduced by the lesser of (a) or (b) where:

(a)	is the scheduled partial surrender amounts planned for that policy year;

(b)	is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

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Examination Offer (Free-Look Provision)
It is important to us that you are satisfied with the purchase of your Policy. Under state law, you have the right to return the Policy for any reason during the examination offer period (a “free look”). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the Policy is issued determines the examination offer period and the type of refund that applies.

If you return this Policy before expiration of the examination offer period, we will refund your full premium in states where required. In states where permitted, we will refund the net policy value, which may be more or less than your premium.

Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.

The examination offer period is the later of:

•	10 days after the Policy is delivered to you; or

•	such later date as specified by applicable state law.

NOTE:	See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS

Policy Loans
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.

•	The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.

•	You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.

•	Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).

•	Requests for policy loans from any joint owner are binding on all joint owners.

•	Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).

You are charged interest on any loan indebtedness. During the first ten policy years, the interest rate is 5.50% per year. After policy year ten, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan indebtedness. Adding unpaid interest to the loan indebtedness causes additional amounts to be withdrawn from your fixed account, fixed DCA account and/or division(s) and transferred to the loan account. Withdrawals are made in the same proportion as the allocation used for the most recent monthly policy charge.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account and fixed DCA account. In addition, loan indebtedness is subtracted from:

•	death proceeds at the death of the insured;

•	surrender value upon full surrender or termination of a Policy; and

•	maturity proceeds paid.

Loan indebtedness reduces your net surrender value. If the net surrender value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).

If the Policy terminates with an outstanding loan balance, there may be negative tax consequences.

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Loan Account
When a policy loan is taken, a loan account is established. The loan account is part of our general account.

An amount equal to the loan is transferred from your divisions and/or fixed account to your loan account. You may instruct us on the proportions to be taken from your divisions or the fixed account. There are no restrictions on which divisions or accounts that the loan amount can be transferred from.

Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.

Unscheduled Loans
Unscheduled loans are available in all policy years. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.

Scheduled Loans
After the first policy year, scheduled policy loans are available on any monthly date if you have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the policy year). The loan amount is withdrawn from your divisions in the same proportion as the most recent monthly policy charge.

Loan Payments
While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:

•	policy loans may be repaid totally or in part;

•	repayments are allocated to the division(s), fixed account and fixed DCA account in the proportions used for allocation of premium payments;

•	payments that we receive that are not designated as premium payments are applied as loan repayments if there is any loan indebtedness;

•	the repayments are allocated as of the valuation period in which we receive the repayment; and

•	repayments are to be sent to our home office.
POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
During the first 10 policy years, a Policy will enter a grace period and is at risk of terminating if (i) the Policy does not satisfy the “no-lapse guarantee test” described below and (ii) the net surrender value on any monthly date is less than the monthly policy charge.

After the first 10 policy years, a Policy will enter a grace period and is at risk of terminating if the net surrender value on any monthly date is less than the monthly policy charge.

During a grace period, as described below, you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not paid the minimum required premium before the grace period expires.

The Policy also terminates:

•	when you make a full Policy surrender;

•	when death proceeds are paid; and

•	when the maturity proceeds are paid.

When the Policy terminates, all privileges and rights of the owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated (see POLICY TERMINATION AND REINSTATEMENT — Reinstatement).

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No-Lapse Guarantee Test
During the first 10 policy years, a Policy will not enter a grace period if it meets the “no-lapse guarantee test,” even if the Policy’s net surrender value is insufficient to meet the monthly policy charge. A Policy satisfies the no-lapse guarantee test if ((a) minus (b)) is greater than or equal to (c), where:

(a)	is the sum of the premiums paid.

(b)	is the sum of all loan indebtedness and partial surrenders.

(c)	is the sum of the no-lapse guarantee premiums since the policy date to the most recent monthly date.

The no-lapse guarantee does not protect the Policy beyond the tenth policy year. After the first 10 policy years, there is no guarantee that your Policy will stay in force even if you make premium payments under your planned periodic premium schedule unless:

•	your Policy’s net surrender value is at least equal to the monthly policy charge on the current monthly date; or

•	the Death Benefit Guarantee Rider is in effect.

Grace Period
If a policy is at risk of terminating, we will send you notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the notice of impending policy termination to you. The notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to avoid termination of your Policy, payment instructions and the grace period end date. Your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.

No partial surrenders, face amount adjustments, or policy loans may be made during a grace period.

Minimum Required Premium
During the first 10 policy years, the minimum required premium is the lesser of the cumulative premium shortfall or the net surrender value shortfall, each set forth below:

The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the no lapse guarantee premium requirement. The cumulative premium shortfall is equal to ((a) minus (b)) plus (c) where:
(a)    is the cumulative minimum monthly premium due at the start of the grace period.
(b)    is the amount equal to all premiums paid minus the sum of the loan indebtedness and partial surrenders.
(c)    is three no-lapse guarantee monthly premiums.

The net surrender value shortfall is the amount of premium necessary to (i) reimburse us for the monthly policy charges during the grace period and (ii) provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period. The net surrender value shortfall is equal to ((a) plus (b)) divided by (c) where:

(a)	is the amount by which the surrender charge is more than the net policy value at the start of the grace period after the monthly policy charge is deducted.

(b)	is three monthly policy charges.

(c)	is 1 minus the maximum premium expense charge.

After the first 10 policy years, the minimum required premium is the net surrender value shortfall described above.

If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due monthly policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.

Death During Grace Period
If the insured dies during a grace period, we will pay the death benefit to the beneficiary(ies). The amount of the death benefit will be reduced by:

•	all monthly policy charges due and unpaid at the death of the insured; and

•	any loan indebtedness.

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Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated as described in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse). The Policy may be reinstated provided all of the following conditions are satisfied:
(a)    such reinstatement is prior to the policy maturity date;
(b)    you have not surrendered the Policy;
(c)    not more than three years have elapsed since the Policy terminated;
(d)    you supply evidence which satisfies us that the insured is alive and is insurable; and
(e)    you make the minimum required reinstatement premium as described below.

Minimum Required Premium
During the first 10 policy years, the minimum required premium is the lesser of the cumulative premium shortfall or the net surrender value shortfall, each set forth below.

The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the no lapse guarantee premium requirement following expiration of the grace period. The cumulative premium shortfall is ((a) minus (b)) plus (c) where:
(a)    is the cumulative minimum monthly premium due at the end of the grace period.
(b)    is the amount equal to all premiums paid minus the sum of the loan indebtedness and partial surrenders.
(c)    is three no-lapse guarantee monthly premiums.

The net surrender value shortfall is the amount of premium necessary to (i) reimburse us for the monthly policy charges during the grace period and (ii) provide enough policy value to pay the monthly policy charge for three monthly dates after the grace period. The net surrender value shortfall is ((a) plus (b)) divided by (c) where:

(a)	is the amount by which the surrender charge is more than the net policy value at the end of the grace period after the monthly policy charge is deducted.

(b)	is three monthly policy charges.

(c)	is 1 minus the maximum premium expense charge.

During Policy Years 11 and later, the minimum required premium is the net surrender value shortfall described above.

NOTE:
The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated so as to allow us to recover monthly policy charges due and unpaid during the grace period and to provide enough policy value to pay three monthly policy charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.

Reinstatement will be effective on the next monthly date following the date we approve the reinstatement application. Your rights and privileges as owner(s) are restored upon reinstatement. The reinstated Policy will have the same policy date as the original Policy.

If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of monthly policy charges during the period the Policy was terminated.

Premiums received with your reinstatement application are held in our general account without interest while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected division(s), fixed account and/or fixed DCA account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.

In most states, if you reinstate your Policy, the Death Benefit Guarantee Rider, the Life Paid-Up Rider, the Return of Cost of Insurance Rider and the Surrender Value Enhancement Rider are not reinstated.

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TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:
Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.

Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.

For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.

Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the owner will be subject to income tax on annual increases in cash value.

Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or termination, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years you make a partial surrender with a corresponding reduction in the face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

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The increase in policy value of the Policy is not included in gross income unless and until there is a full surrender or partial surrender under the Policy. A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent the distribution exceeds your investment in the Policy. Transfers between the division(s) fixed account and/or fixed DCA account are not considered as distributions from the Policy and would not be considered taxable income.

Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the policy value and the net premiums paid at the time the loan is made.

If the Policy terminates with an outstanding loan balance, there may be tax consequences.

Taxation of Change of Owner
Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. Please consult with your tax advisor before changing ownership of your life insurance policy.

Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.

Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is

•	made after the owner attains age 59½; or

•	attributable to the taxpayer becoming disabled; or

•
part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.

Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.

Corporate Alternative Minimum Tax
Ownership of a Policy by certain corporations may affect the owner’s exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year’s increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation’s basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation’s tax year immediately preceding the year of death. The corporate alternative minimum tax does not

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apply to S Corporations. Such tax also does not apply to “Small Corporations” as defined by Section 55(e) of the Internal Revenue Code.

Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the policy beneficiary(ies) if you or the insured dies.

Withholding
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), We will be required to withhold a 30% tax on certain distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide Us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by;

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to;

•	increased broker-dealer commissions; and

•	increased recordkeeping and related costs.

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We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Policy, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Policy owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a Policy year to no more than 12;

•	Requiring a holding period of a minimum of thirty days before permitting transfers among the divisions where there is evidence of at least one round-trip transaction by the owner; and

•	Taking such other action as directed by the underlying mutual fund.
We will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed inadvertently after we have notified a Policy owner that we believe that the Policy owner may have been engaging in abusive trading practices. In those instances, we will reverse the transfer (within two business days after the transfer) and return the Policy to the investment options it had prior to the transfer. The reversal will be effected at the unit values determined on the date of the reversal. As a result, the Policy owner assumes the risk of any gains or losses associated with an investment in the transferee division instead of in the transferor division between the time of the transfer and the time of the reversal of the transfer. We will give the Policy owner notice in writing of the reversal.
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the insured be 85 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:

•	furnish satisfactory evidence of insurability of the insured; and

•	meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the face amount of the Policy, issue age, gender, and tobacco status. This amount is shown on the policy illustration provided to you by us or your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five business days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

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We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to an owner and are located in the Policy.
Upon specific request and our approval, your Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law) Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.
Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:

•	employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and

•	employees of agents of the Company and its subsidiaries.
Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.
Distribution of the Policy
The Company has appointed Principal Securities, Inc. ("PSI") (formerly, Princor Financial Services Corporation), Des Moines, Iowa 50392, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority (FINRA) and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first policy year (or the first year following an adjustment) up to the target premium. In addition, a commission of up to 2.5% of premium above the target premium received in the first policy year (or first year following an adjustment) may be paid. In the second through fifth years following the policy date (or adjustment date), commissions range from 0% to 2.5% of premiums received.

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A service fee up to 0.25% of net policy value is paid in the sixth through tenth policy years and up to 0.15% of net policy value in policy years eleven and beyond. Expense allowances may be paid to agents and brokers based on premiums received. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Statement of Values
You receive an annual statement at the end of each policy year. The statement will show:

•	current death benefit;

•	current policy value and surrender value;

•	all premiums paid since the last statement;

•	all charges since the last statement;

•	any loan indebtedness;

•	any partial surrenders since the last statement;

•	any investment gain or loss since the last statement; and

•	total value of each of your divisions, the fixed DCA account and the fixed account.
You will also receive a statement as of the end of each calendar quarter. At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:

•	change in allocations of future premium payments;

•	change in allocation of the monthly policy charge;

•	change to your APR instructions;

•	change to your scheduled transfer instructions;

•	unscheduled transfers; and

•	policy loan (not available via the internet) (loan proceeds are mailed to the owner’s address of record).

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If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Your instructions:

•	may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;

•
may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information on-line. If you don’t have a password, you can obtain one at www.principal.com);

•	must be received by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day you call;

•	are effective the next business day if not received until after the close of the NYSE; and

•	from one joint owner are binding on all joint owners.
Interactive Voice Response (IVR)
You may receive information about your Policy from our Interactive Voice Response (IVR) system between 7 a.m. and 9 p.m. Central Time seven days a week. The IVR number is 1-800-247-9988. Through IVR, you can:

•	obtain information about policy values; and

•	request common service forms to be mailed to you.
Instructions from one joint owner are binding on all joint owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record. The procedures for internet include requesting the same personal identification information as well as your password, logging all internet activity and sending written transaction confirmations to the owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

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TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AllianceBernstein International Value Division
Invests in:	AllianceBernstein Variable Products Series International Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

AllianceBernstein Small Cap Growth Division (no longer available to new investors with an application signature date of 2/1/2013 and later)
Invests in:	AllianceBernstein Variable Products Series Small Cap Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein Small/Mid Cap Value Division
Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Capital Appreciation Division
Invests in:	American Century VP Capital Appreciation Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

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American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Blue Chip Income and Growth Division
Invests in:	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

Calvert Investment Grade Bond Index Division
Invests in:	Calvert VP Investment Grade Bond Index Portfolio
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays Index”). This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Russell 2000 Small Cap Index Division
Invests in:	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

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Calvert S&P 500 Index Division (no longer available to new investors with an application signature date of 4/25/2014 and later)
Invests in:	Calvert VP S&P 500 Index Portfolio
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert S&P MidCap 400 Index Division
Invests in:	Calvert VP S&P Mid Cap 400 Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P Mid Cap 400 Index. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

ClearBridge Mid Cap Division
Invests in:	ClearBridge Variable Mid Cap Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Delaware Smid Cap Core Division (fka Delaware Smid Cap Growth Division)
Invests in:	Delaware VIP Smid Cap Core Series - Service Class (fka Delaware VIP Smid Cap Growth Series - Service Class)
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks long-term capital appreciation.

Deutsche Small Mid Cap Value Division
Invests in:	Deutsche Small Mid Cap Value VIP - Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Dreyfus IP MidCap Stock Division
Invests in:	Dreyfus IP MidCap Stock Portfolio - Service Shares
Investment Advisor:	The Dreyfus Corporation through a sub-advisory agreement with Mellon Capital Management Corporation
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

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Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio - Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve a high level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Fidelity VIP Mid Cap Division
Invests in:	Fidelity VIP Mid Cap Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Mutual Global Discovery VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation.

Franklin Rising Dividends VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Franklin Small Cap Value VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long-term total return.

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Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco American Value Division
Invests in:	Invesco V.I. American Value Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Health Care Division
Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Core Equity Division
Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Forty Division (fka Janus Aspen Forty Division)
Invests in:	Janus Henderson Series Forty Portfolio - Service Shares (fka Janus Aspen Series Forty Portfolio - Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Lord Abbett Series Fund Developing Growth Division
Invests in:	Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term growth of capital.

Lord Abbett Series Fund International Opportunities Division
Invests in:	Lord Abbett Series Fund International Opportunities Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term capital appreciation.

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MFS Blended Research Small Cap Equity Division
Invests in:	MFS® Blended Research® Small Cap Equity Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Mid Cap Value Division
Invests in:	MFS® Mid Cap Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division
Invests in:	MFS® New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Value Division
Invests in:	MFS® New Discovery Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Utilities Division
Invests in:	MFS® Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return.

Neuberger Berman AMT Large Cap Value Division
Invests in:	Neuberger Berman AMT Large Cap Value Portfolio - Class I
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks long-term growth of capital.

Oppenheimer Main Street Small Cap Division
Invests in:	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
Investment Advisor:	Oppenheimer Funds, Inc. through a sub-advisory agreement with OFI Global Asset Management, Inc.
Investment Objective:	seeks capital appreciation.

Capital Appreciation Division
Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long term growth of capital.

54

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seek long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

55

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature date of 8/16/2013 and later)
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Multi-Asset Income Division
Invests in:	Principal Variable Contracts Funds Multi-Asset Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

56

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

57

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Putnam VT Growth Opportunities Division
Invests in:	Putnam VT Growth Opportunities Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Templeton Global Bond VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

58

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

VanEck Global Hard Assets Division
Invests in:	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wanger International Division
Invests in:	Wanger International
Investment Advisor:	Columbia Wanger Asset Management LLC
Investment Objective:	seeks long-term capital appreciation.

59

APPENDIX A – SURRENDER CHARGE RATE TABLE

Issue Age	Male	Female	Unisex
0	6.57	6.30	6.52
1	6.61	6.34	6.56
2	6.67	6.39	6.61
3	6.73	6.44	6.67
4	6.79	6.50	6.74
5	6.87	6.56	6.81
6	6.94	6.62	6.88
7	7.02	6.69	6.95
8	7.10	6.75	7.03
9	7.19	6.82	7.12
10	7.28	6.90	7.20
11	7.38	6.97	7.30
12	7.48	7.05	7.39
13	7.58	7.14	7.49
14	7.68	7.22	7.59
15	7.79	7.31	7.69
16	7.90	7.41	7.80
17	8.01	7.50	7.91
18	8.13	7.60	8.02
19	8.24	7.71	8.14
20	8.37	7.82	8.25
21	8.49	7.93	8.38
22	8.63	8.05	8.51
23	8.77	8.18	8.65
24	8.91	8.31	8.79
25	9.07	8.45	8.94
26	9.23	8.59	9.10
27	9.40	8.74	9.26
28	9.57	8.90	9.44
29	9.76	9.06	9.62
30	9.96	9.24	9.81
31	10.16	9.42	10.01
32	10.38	9.61	10.23
33	10.62	9.81	10.45
34	10.86	10.02	10.69
35	11.12	10.24	10.94
36	11.96	10.99	11.77
37	12.85	11.78	12.63
38	13.79	12.60	13.54
39	14.77	13.47	14.50
40	15.81	14.38	15.51
41	16.90	15.34	16.58
42	18.06	16.35	17.71
43	19.28	17.41	18.89
44	20.57	18.53	20.15
45	21.94	19.72	21.48
46	23.26	20.86	22.76
47	24.66	22.06	24.12
48	26.14	23.34	25.55
49	27.71	24.68	27.08
50	29.40	26.10	28.71

60

Issue Age	Male	Female	Unisex
51	31.19	27.60	30.44
52	33.11	29.19	32.29
53	35.15	30.87	34.25
54	37.34	32.65	36.34
55	39.66	34.53	38.57
56	41.24	35.74	40.07
57	42.90	37.01	41.64
58	44.65	38.35	43.30
59	46.52	39.75	45.06
60	48.52	41.24	46.94
61	50.66	42.81	48.95
62	52.94	44.47	51.08
63	55.35	46.23	53.34
64	55.79	48.10	55.73
65	55.74	50.10	55.81
66	55.67	52.22	55.75
67	55.60	54.48	55.68
68	55.53	55.83	55.61
69	55.44	55.77	55.53
70	55.35	55.70	55.45
71	55.26	55.64	55.37
72	55.20	55.57	55.31
73	55.13	55.50	55.24
74	55.04	55.43	55.16
75	54.95	55.36	55.09
76	54.86	55.28	55.00
77	54.77	55.19	54.92
78	54.70	55.11	54.86
79	54.65	55.01	54.80
80	54.59	54.91	54.75
81	54.56	54.87	54.73
82	54.51	54.83	54.69
83	54.45	54.77	54.65
84	54.41	54.72	54.63
85	54.39	54.67	54.62

61

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.0%	98.6%	98.1%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
13	100.0%	99.4%	98.8%	98.2%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.7%	98.1%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.3%	87.8%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	97.9%	97.2%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.1%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.2%	98.5%	97.8%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.7%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.1%	98.3%	97.5%	96.6%	87.3%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.0%	98.1%	97.2%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
30	100.0%	99.0%	98.0%	97.0%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	96.9%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	98.9%	97.9%	96.8%	95.7%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.7%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.8%	97.7%	96.6%	95.4%	86.3%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.6%	96.4%	95.2%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.2%	94.8%	85.9%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.0%	94.7%	85.7%	76.8%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.6%	97.3%	95.9%	94.5%	85.6%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.7%	94.3%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.5%	97.1%	95.6%	94.1%	85.3%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.4%	93.9%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.4%	96.9%	95.3%	93.7%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.1%	93.5%	84.8%	76.1%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.3%	96.7%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.2%	96.4%	94.6%	92.7%	84.2%	75.6%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
48	100.0%	98.1%	96.3%	94.4%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.1%	96.1%	94.1%	92.1%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
62

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
50	100.0%	98.0%	96.0%	93.9%	91.9%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	83.2%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	83.0%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	82.6%	74.4%	66.3%	58.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	88.0%	85.6%	83.1%	80.6%	78.2%	62.5%	46.9%	31.2%	15.6%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	85.1%	82.6%	80.0%	77.5%	62.0%	46.5%	31.0%	15.5%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	84.6%	82.0%	79.5%	76.9%	61.5%	46.1%	30.7%	15.3%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	84.1%	81.5%	78.9%	76.2%	61.0%	45.7%	30.5%	15.2%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	83.7%	81.0%	78.3%	75.6%	60.5%	45.3%	30.2%	15.1%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	83.2%	80.4%	77.7%	74.9%	59.9%	44.9%	29.9%	14.9%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	82.8%	79.9%	77.0%	74.2%	59.3%	44.5%	29.6%	14.8%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	82.3%	79.3%	76.4%	73.4%	58.7%	44.0%	29.3%	14.6%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	81.8%	78.7%	75.6%	72.6%	58.1%	43.5%	29.0%	14.5%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	81.2%	78.0%	74.9%	71.8%	57.4%	43.0%	28.7%	14.3%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	80.5%	77.3%	74.1%	70.9%	56.7%	42.5%	28.3%	14.1%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.9%	76.5%	73.3%	70.0%	56.0%	42.0%	28.0%	14.0%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	79.2%	75.8%	72.4%	69.1%	55.3%	41.4%	27.6%	13.8%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	78.5%	75.0%	71.6%	68.2%	54.5%	40.9%	27.2%	13.6%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.8%	74.2%	70.7%	67.3%	53.8%	40.3%	26.9%	13.4%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.1%	73.5%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.4%	72.7%	69.1%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.8%	72.0%	68.3%	64.7%	51.8%	38.8%	25.9%	12.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.1%	71.2%	67.5%	64.0%	51.2%	38.4%	25.6%	12.8%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	70.6%	66.8%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	73.8%	69.9%	66.2%	62.6%	50.1%	37.5%	25.0%	12.5%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.3%	69.4%	65.6%	62.0%	49.6%	37.2%	24.8%	12.4%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	72.8%	68.9%	65.0%	61.4%	49.1%	36.8%	24.5%	12.2%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.4%	68.4%	64.6%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.0%	68.0%	64.2%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	71.7%	67.7%	64.0%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.4%	67.5%	63.9%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.3%	67.5%	63.9%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.3%	67.6%	64.2%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.5%	67.9%	64.5%	61.3%	49.0%	36.8%	24.5%	12.2%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	68.2%	64.9%	61.7%	49.4%	37.0%	24.7%	12.3%	0.0%

63

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	99.0%	98.7%	88.9%	79.2%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.3%	98.9%	98.6%	88.9%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
2	100.0%	99.6%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.2%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.1%	98.7%	98.3%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.5%	99.0%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.9%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
19	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.7%	98.0%	97.3%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
23	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.3%	98.5%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.1%	98.2%	97.2%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	98.1%	97.1%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	99.0%	98.0%	97.1%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.9%	97.9%	96.9%	95.8%	86.6%	77.4%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.9%	97.8%	96.7%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
39	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
40	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
42	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
44	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
48	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.3%	96.6%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
50	100.0%	98.3%	96.5%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%

64

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
51	100.0%	98.2%	96.4%	94.6%	92.8%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	83.6%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	87.5%	85.3%	83.2%	81.0%	64.8%	48.6%	32.4%	16.2%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	87.1%	84.9%	82.6%	80.4%	64.3%	48.2%	32.1%	16.0%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	86.7%	84.4%	82.1%	79.8%	63.8%	47.8%	31.9%	15.9%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	86.3%	83.9%	81.5%	79.1%	63.3%	47.5%	31.6%	15.8%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	85.8%	83.4%	80.9%	78.5%	62.8%	47.1%	31.4%	15.7%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	85.3%	82.8%	80.3%	77.8%	62.2%	46.6%	31.1%	15.5%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	84.8%	82.3%	79.7%	77.0%	61.6%	46.2%	30.8%	15.4%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	84.3%	81.7%	79.0%	76.3%	61.0%	45.8%	30.5%	15.2%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	83.8%	81.1%	78.3%	75.6%	60.4%	45.3%	30.2%	15.1%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	83.3%	80.4%	77.6%	74.8%	59.8%	44.9%	29.9%	14.9%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	82.7%	79.8%	76.9%	74.0%	59.2%	44.4%	29.6%	14.8%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	82.1%	79.1%	76.2%	73.2%	58.6%	43.9%	29.3%	14.6%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	81.5%	78.5%	75.4%	72.4%	57.9%	43.4%	28.9%	14.4%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	81.0%	77.8%	74.7%	71.6%	57.3%	42.9%	28.6%	14.3%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	80.4%	77.1%	73.9%	70.7%	56.6%	42.4%	28.3%	14.1%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	79.7%	76.4%	73.1%	69.9%	55.9%	41.9%	27.9%	13.9%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	79.1%	75.7%	72.3%	68.9%	55.1%	41.3%	27.5%	13.7%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	78.4%	74.9%	71.4%	68.1%	54.4%	40.8%	27.2%	13.6%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.7%	74.1%	70.6%	67.2%	53.8%	40.3%	26.9%	13.4%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.0%	73.4%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.3%	72.7%	69.1%	65.7%	52.5%	39.4%	26.2%	13.1%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.7%	72.0%	68.4%	65.0%	52.0%	39.0%	26.0%	13.0%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.1%	71.4%	67.8%	64.2%	51.4%	38.5%	25.7%	12.8%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.6%	70.8%	67.1%	63.6%	50.9%	38.1%	25.4%	12.7%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.2%	70.2%	66.6%	63.1%	50.5%	37.9%	25.2%	12.6%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.7%	69.8%	66.2%	62.8%	50.3%	37.7%	25.1%	12.5%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.3%	69.5%	66.0%	62.5%	50.0%	37.5%	25.0%	12.5%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.0%	69.3%	65.7%	61.8%	49.5%	37.1%	24.7%	12.3%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	69.1%	65.0%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.7%	68.4%	64.2%	60.1%	48.0%	36.0%	24.0%	12.0%	0.0%

65

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.6%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.1%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.0%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
11	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
29	100.0%	99.1%	98.2%	97.2%	96.2%	87.0%	77.7%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.0%	98.1%	97.1%	96.1%	86.9%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	97.9%	96.9%	95.8%	86.6%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.8%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.9%	93.2%	84.5%	75.9%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.3%	96.5%	94.7%	92.9%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
48	100.0%	98.2%	96.4%	94.5%	92.7%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
49	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.1%	94.1%	92.1%	83.7%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%

66

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
51	100.0%	98.0%	95.9%	93.9%	91.8%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	83.3%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	83.1%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	88.4%	86.1%	83.7%	81.3%	78.9%	63.1%	47.3%	31.5%	15.7%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	85.6%	83.2%	80.7%	78.3%	62.6%	47.0%	31.3%	15.6%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	85.2%	82.7%	80.2%	77.7%	62.1%	46.6%	31.0%	15.5%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	84.7%	82.2%	79.6%	77.1%	61.6%	46.2%	30.8%	15.4%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	84.3%	81.7%	79.0%	76.4%	61.1%	45.8%	30.5%	15.2%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	83.8%	81.1%	78.4%	75.7%	60.6%	45.4%	30.3%	15.1%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	83.4%	80.6%	77.8%	75.0%	60.0%	45.0%	30.0%	15.0%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	82.9%	80.1%	77.2%	74.3%	59.4%	44.6%	29.7%	14.8%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	82.4%	79.4%	76.5%	73.5%	58.8%	44.1%	29.4%	14.7%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	81.8%	78.8%	75.8%	72.8%	58.2%	43.6%	29.1%	14.5%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	81.2%	78.1%	75.0%	72.0%	57.6%	43.2%	28.8%	14.4%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	80.6%	77.4%	74.3%	71.1%	56.9%	42.7%	28.4%	14.2%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	80.0%	76.7%	73.5%	70.3%	56.2%	42.1%	28.1%	14.0%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	79.3%	76.0%	72.7%	69.4%	55.5%	41.6%	27.7%	13.8%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.7%	75.3%	71.9%	68.6%	54.8%	41.1%	27.4%	13.7%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	78.1%	74.6%	71.1%	67.7%	54.2%	40.6%	27.1%	13.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.5%	73.9%	70.4%	66.9%	53.5%	40.1%	26.7%	13.3%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.8%	73.2%	69.6%	66.2%	53.0%	39.7%	26.5%	13.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.2%	72.5%	68.9%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.6%	71.9%	68.3%	64.9%	51.9%	38.9%	25.9%	12.9%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	75.0%	71.3%	67.7%	64.3%	51.4%	38.5%	25.7%	12.8%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.5%	70.8%	67.2%	63.7%	51.0%	38.2%	25.5%	12.7%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	70.3%	66.7%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	70.0%	66.4%	62.9%	50.3%	37.7%	25.1%	12.5%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	69.7%	66.1%	62.7%	50.2%	37.6%	25.1%	12.5%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.2%	69.4%	65.9%	62.7%	50.1%	37.6%	25.0%	12.5%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.0%	69.3%	65.9%	62.8%	50.2%	37.6%	25.1%	12.5%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	69.4%	66.1%	63.0%	50.4%	37.8%	25.2%	12.6%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	73.0%	69.6%	66.4%	63.2%	50.5%	37.9%	25.2%	12.6%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.3%	69.9%	66.6%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.7%	70.2%	66.7%	63.4%	50.7%	38.0%	25.3%	12.6%	0.0%
67

APPENDIX C – TARGET PREMIUM RATES

TARGET PREMIUM RATES (per $1,000 of Face Amount)

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	15.06	11.50	14.35
1	3.36	2.91	3.27	44	15.67	12.02	14.94
2	3.36	2.91	3.27	45	16.29	12.53	15.54
3	3.36	2.91	3.27	46	17.25	13.26	16.45
4	3.36	2.91	3.27	47	18.21	13.99	17.37
5	3.36	2.91	3.27	48	19.18	14.72	18.28
6	3.36	2.91	3.27	49	20.14	15.45	19.20
7	3.36	2.91	3.27	50	21.10	16.18	20.12
8	3.36	2.91	3.27	51	22.06	16.90	21.03
9	3.36	2.91	3.27	52	23.02	17.63	21.95
10	3.36	2.91	3.27	53	23.99	18.36	22.86
11	3.53	3.05	3.43	54	24.95	19.09	23.78
12	3.70	3.20	3.60	55	25.91	19.82	24.69
13	3.87	3.34	3.76	56	27.18	20.87	25.92
14	4.03	3.47	3.92	57	28.45	21.91	27.14
15	4.21	3.63	4.09	58	29.71	22.96	28.36
16	4.56	3.93	4.44	59	30.98	24.00	29.59
17	4.93	4.24	4.80	60	32.25	25.05	30.81
18	5.29	4.56	5.14	61	33.52	26.10	32.03
19	5.66	4.87	5.50	62	34.79	27.14	33.26
20	6.02	5.17	5.85	63	36.05	28.19	34.48
21	6.05	5.19	5.87	64	37.32	29.23	35.70
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.55	5.51	6.34	69	40.09	32.62	38.60
27	6.94	5.72	6.70	70	40.47	33.22	39.02
28	7.34	5.93	7.06	71	41.04	33.80	39.59
29	7.74	6.14	7.42	72	41.62	34.38	40.17
30	8.14	6.35	7.78	73	42.20	34.96	40.75
31	8.53	6.56	8.14	74	42.79	35.56	41.34
32	8.93	6.77	8.50	75	43.37	36.14	41.92
33	9.33	6.98	8.86	76	44.82	37.35	43.33
34	9.72	7.19	9.22	77	46.27	38.56	44.73
35	10.12	7.40	9.58	78	47.71	39.77	46.12
36	10.74	7.91	10.17	79	49.16	40.98	47.52
37	11.35	8.43	10.77	80	50.60	42.18	48.92
38	11.97	8.94	11.36	81	52.05	43.39	50.32
39	12.59	9.45	11.96	82	53.50	44.60	51.72
40	13.21	9.97	12.56	83	54.94	45.81	53.11
41	13.82	10.48	13.15	84	56.39	47.02	54.52
42	14.44	10.99	13.75	85	57.83	48.22	55.91

68

APPENDIX D

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

69

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1569.13%	1295.46%	1203.01%	1127.69%	1064.74%	1011.09%	964.65%	923.93%	887.84%	855.58%	826.50%	800.12%	776.05%	753.97%	733.62%	714.80%
1	1530.15%	1267.24%	1178.38%	1105.94%	1045.37%	993.74%	949.02%	909.80%	875.02%	843.92%	815.87%	790.43%	767.20%	745.88%	726.23%	708.04%
2	1482.94%	1230.32%	1144.91%	1075.27%	1017.04%	967.38%	924.36%	886.62%	853.16%	823.22%	796.23%	771.72%	749.35%	728.82%	709.89%	692.36%
3	1433.47%	1190.72%	1108.62%	1041.68%	985.69%	937.94%	896.57%	860.28%	828.09%	799.29%	773.31%	749.73%	728.20%	708.44%	690.22%	673.35%
4	1383.22%	1149.89%	1070.98%	1006.62%	952.80%	906.89%	867.11%	832.21%	801.25%	773.55%	748.56%	725.88%	705.17%	686.16%	668.63%	652.39%
5	1333.54%	1109.26%	1033.40%	971.53%	919.78%	875.64%	837.39%	803.83%	774.06%	747.42%	723.39%	701.57%	681.65%	663.36%	646.50%	630.88%
6	1285.51%	1069.93%	997.00%	937.52%	887.77%	845.33%	808.55%	776.28%	747.65%	722.03%	698.92%	677.94%	658.78%	641.19%	624.97%	609.94%
7	1239.23%	1032.01%	961.90%	904.73%	856.89%	816.09%	780.73%	749.70%	722.17%	697.53%	675.31%	655.13%	636.70%	619.78%	604.17%	589.72%
8	1194.50%	995.31%	927.92%	872.95%	826.97%	787.74%	753.74%	723.90%	697.43%	673.73%	652.36%	632.95%	615.23%	598.95%	583.94%	570.04%
9	1151.27%	959.81%	895.02%	842.18%	797.97%	760.25%	727.56%	698.87%	673.42%	650.63%	630.08%	611.41%	594.36%	578.71%	564.27%	550.90%
10	1109.62%	925.58%	863.30%	812.50%	770.00%	733.74%	702.31%	674.72%	650.24%	628.33%	608.56%	590.61%	574.22%	559.16%	545.27%	532.41%
11	1069.37%	892.47%	832.60%	783.77%	742.91%	708.04%	677.82%	651.29%	627.76%	606.69%	587.68%	570.41%	554.64%	540.16%	526.80%	514.43%
12	1030.88%	860.84%	803.30%	756.35%	717.07%	683.55%	654.50%	628.99%	606.36%	586.10%	567.82%	551.21%	536.05%	522.12%	509.27%	497.36%
13	994.22%	830.80%	775.49%	730.36%	692.60%	660.37%	632.44%	607.91%	586.15%	566.67%	549.09%	533.12%	518.53%	505.13%	492.77%	481.32%
14	959.26%	802.20%	749.04%	705.66%	669.36%	638.38%	611.53%	587.95%	567.02%	548.29%	531.38%	516.02%	501.99%	489.10%	477.21%	466.20%
15	926.02%	775.10%	724.01%	682.32%	647.43%	617.65%	591.83%	569.16%	549.04%	531.03%	514.77%	500.00%	486.50%	474.11%	462.67%	452.07%
16	894.82%	749.82%	700.73%	660.67%	627.14%	598.52%	573.70%	551.91%	532.56%	515.24%	499.61%	485.40%	472.42%	460.50%	449.49%	439.30%
17	865.39%	726.11%	678.95%	640.46%	608.24%	580.74%	556.89%	535.94%	517.35%	500.69%	485.66%	472.00%	459.52%	448.05%	437.46%	427.65%
18	837.56%	703.81%	658.52%	621.55%	590.60%	564.18%	541.26%	521.13%	503.26%	487.26%	472.80%	459.67%	447.67%	436.64%	426.46%	417.02%
19	810.85%	682.43%	638.94%	603.44%	573.71%	548.33%	526.32%	506.98%	489.81%	474.43%	460.54%	447.92%	436.38%	425.78%	415.99%	406.92%
20	785.02%	661.73%	619.97%	585.89%	557.34%	532.97%	511.83%	493.26%	476.77%	461.99%	448.65%	436.52%	425.44%	415.25%	405.84%	397.12%
21	759.92%	641.57%	601.48%	568.76%	541.36%	517.96%	497.66%	479.83%	463.99%	449.80%	436.99%	425.34%	414.69%	404.90%	395.86%	387.48%
22	735.44%	621.83%	583.36%	551.95%	525.65%	503.18%	483.70%	466.58%	451.37%	437.74%	425.44%	414.25%	404.03%	394.62%	385.94%	377.89%
23	711.67%	602.62%	565.70%	535.55%	510.31%	488.75%	470.04%	453.61%	439.01%	425.93%	414.12%	403.38%	393.56%	384.53%	376.20%	368.47%
24	688.55%	583.88%	548.44%	519.51%	495.29%	474.60%	456.65%	440.87%	426.87%	414.31%	402.98%	392.67%	383.24%	374.58%	366.58%	359.16%
25	666.09%	565.64%	531.63%	503.87%	480.63%	460.77%	443.55%	428.42%	414.98%	402.93%	392.05%	382.16%	373.12%	364.80%	357.12%	350.00%
26	644.29%	547.89%	515.26%	488.62%	466.32%	447.27%	430.75%	416.23%	403.34%	391.78%	381.34%	371.85%	363.18%	355.20%	347.83%	341.00%
27	623.22%	530.72%	499.42%	473.86%	452.47%	434.20%	418.35%	404.42%	392.06%	380.97%	370.96%	361.86%	353.54%	345.89%	338.82%	332.27%
28	602.86%	514.11%	484.08%	459.57%	439.05%	421.53%	406.33%	392.97%	381.11%	370.49%	360.89%	352.16%	344.19%	336.85%	330.08%	323.80%
29	583.03%	497.88%	469.07%	445.56%	425.88%	409.07%	394.50%	381.70%	370.33%	360.14%	350.94%	342.57%	334.92%	327.89%	321.40%	315.38%
30	563.67%	481.96%	454.32%	431.77%	412.90%	396.79%	382.81%	370.53%	359.63%	349.86%	341.04%	333.03%	325.70%	318.96%	312.73%	306.96%
31	544.80%	466.40%	439.89%	418.26%	400.16%	384.70%	371.30%	359.53%	349.08%	339.72%	331.26%	323.58%	316.55%	310.09%	304.13%	298.60%
32	526.44%	451.20%	425.76%	405.02%	387.66%	372.84%	359.99%	348.70%	338.68%	329.70%	321.60%	314.23%	307.50%	301.31%	295.59%	290.29%
33	508.58%	436.38%	411.98%	392.08%	375.43%	361.22%	348.89%	338.07%	328.46%	319.86%	312.09%	305.03%	298.57%	292.64%	287.17%	282.09%
34	491.28%	421.99%	398.58%	379.49%	363.52%	349.89%	338.07%	327.69%	318.48%	310.24%	302.79%	296.02%	289.84%	284.15%	278.90%	274.04%
35	474.52%	408.03%	385.57%	367.26%	351.94%	338.87%	327.54%	317.59%	308.76%	300.85%	293.71%	287.23%	281.30%	275.85%	270.83%	266.16%
36	458.30%	394.49%	372.94%	355.37%	340.68%	328.15%	317.28%	307.74%	299.28%	291.70%	284.86%	278.64%	272.96%	267.74%	262.93%	258.46%
37	442.66%	381.42%	360.75%	343.90%	329.81%	317.79%	307.37%	298.23%	290.11%	282.85%	276.29%	270.34%	264.89%	259.89%	255.28%	251.00%
38	427.55%	368.79%	348.96%	332.79%	319.28%	307.76%	297.77%	289.00%	281.23%	274.26%	267.98%	262.27%	257.06%	252.27%	247.85%	243.75%
39	413.01%	356.62%	337.60%	322.10%	309.14%	298.09%	288.52%	280.12%	272.66%	265.99%	259.97%	254.50%	249.51%	244.92%	240.68%	236.76%
40	399.00%	344.90%	326.65%	311.79%	299.37%	288.77%	279.60%	271.54%	264.40%	258.01%	252.24%	247.00%	242.22%	237.82%	233.77%	230.02%

70

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	385.51%	333.61%	316.11%	301.86%	289.94%	279.79%	270.99%	263.28%	256.43%	250.31%	244.79%	239.77%	235.19%	230.98%	227.10%	223.50%
42	372.54%	322.75%	305.97%	292.30%	280.89%	271.15%	262.73%	255.33%	248.78%	242.91%	237.62%	232.82%	228.43%	224.40%	220.69%	217.24%
43	360.09%	312.33%	296.24%	283.14%	272.20%	262.87%	254.80%	247.72%	241.44%	235.82%	230.75%	226.15%	221.96%	218.10%	214.55%	211.25%
44	348.13%	302.34%	286.91%	274.36%	263.87%	254.94%	247.20%	240.42%	234.41%	229.03%	224.18%	219.78%	215.76%	212.07%	208.67%	205.52%
45	336.69%	292.78%	277.99%	265.96%	255.92%	247.36%	239.95%	233.46%	227.71%	222.56%	217.92%	213.71%	209.86%	206.34%	203.08%	200.07%
46	325.73%	283.63%	269.47%	257.94%	248.32%	240.13%	233.04%	226.83%	221.32%	216.39%	211.96%	207.93%	204.25%	200.88%	197.77%	194.90%
47	315.22%	274.86%	261.29%	250.26%	241.04%	233.20%	226.42%	220.47%	215.20%	210.49%	206.25%	202.40%	198.89%	195.67%	192.70%	189.95%
48	305.12%	266.45%	253.45%	242.88%	234.07%	226.56%	220.07%	214.38%	209.35%	204.84%	200.79%	197.11%	193.75%	190.67%	187.84%	185.21%
49	295.35%	258.29%	245.85%	235.73%	227.29%	220.11%	213.90%	208.46%	203.64%	199.34%	195.46%	191.94%	188.74%	185.80%	183.09%	180.59%
50	285.91%	250.40%	238.48%	228.79%	220.71%	213.84%	207.90%	202.70%	198.09%	193.98%	190.28%	186.92%	183.86%	181.05%	178.46%	176.07%
51	276.80%	242.77%	231.35%	222.08%	214.35%	207.78%	202.10%	197.12%	192.72%	188.79%	185.25%	182.04%	179.12%	176.44%	173.97%	171.69%
52	268.02%	235.43%	224.49%	215.62%	208.22%	201.93%	196.50%	191.75%	187.54%	183.78%	180.40%	177.34%	174.55%	171.99%	169.64%	167.46%
53	259.61%	228.39%	217.92%	209.43%	202.36%	196.34%	191.15%	186.60%	182.59%	179.00%	175.77%	172.85%	170.18%	167.74%	165.49%	163.42%
54	251.56%	221.65%	211.64%	203.51%	196.75%	191.00%	186.03%	181.69%	177.85%	174.43%	171.35%	168.55%	166.01%	163.68%	161.54%	159.56%
55	243.86%	215.23%	205.65%	197.88%	191.41%	185.91%	181.17%	177.03%	173.36%	170.09%	167.15%	164.49%	162.06%	159.84%	157.80%	155.92%
56	236.52%	209.12%	199.96%	192.53%	186.35%	181.10%	176.57%	172.61%	169.11%	166.00%	163.19%	160.65%	158.34%	156.23%	154.28%	152.49%
57	229.52%	203.30%	194.54%	187.44%	181.54%	176.53%	172.21%	168.43%	165.10%	162.12%	159.45%	157.03%	154.83%	152.82%	150.96%	149.26%
58	222.84%	197.76%	189.39%	182.61%	176.97%	172.19%	168.07%	164.47%	161.29%	158.45%	155.91%	153.61%	151.51%	149.59%	147.83%	146.21%
59	216.41%	192.43%	184.43%	177.95%	172.57%	168.01%	164.08%	160.65%	157.62%	154.92%	152.49%	150.30%	148.31%	146.48%	144.81%	143.26%
60	210.23%	187.30%	179.66%	173.48%	168.34%	163.99%	160.24%	156.97%	154.09%	151.52%	149.21%	147.12%	145.23%	143.49%	141.90%	140.43%
61	204.30%	182.38%	175.09%	169.19%	164.29%	160.15%	156.57%	153.46%	150.71%	148.26%	146.07%	144.08%	142.28%	140.63%	139.12%	137.72%
62	198.65%	177.71%	170.74%	165.12%	160.45%	156.50%	153.09%	150.13%	147.51%	145.18%	143.10%	141.21%	139.50%	137.93%	136.49%	135.17%
63	193.28%	173.28%	166.64%	161.27%	156.83%	153.06%	149.82%	147.00%	144.51%	142.30%	140.32%	138.52%	136.90%	135.41%	134.05%	132.79%
64	188.19%	169.10%	162.77%	157.66%	153.42%	149.84%	146.76%	144.08%	141.71%	139.61%	137.73%	136.03%	134.48%	133.07%	131.78%	130.59%
65	183.35%	165.14%	159.11%	154.24%	150.21%	146.81%	143.88%	141.33%	139.09%	137.09%	135.30%	133.69%	132.23%	130.89%	129.67%	128.54%
66	178.74%	161.38%	155.64%	151.01%	147.18%	143.94%	141.16%	138.75%	136.62%	134.73%	133.03%	131.51%	130.12%	128.86%	127.70%	126.63%
67	174.34%	157.79%	152.33%	147.93%	144.29%	141.22%	138.58%	136.29%	134.28%	132.49%	130.88%	129.44%	128.13%	126.93%	125.84%	124.83%
68	170.11%	154.35%	149.15%	144.97%	141.52%	138.61%	136.11%	133.94%	132.03%	130.34%	128.82%	127.46%	126.22%	125.09%	124.06%	123.11%
69	166.04%	151.04%	146.10%	142.14%	138.86%	136.10%	133.74%	131.69%	129.88%	128.28%	126.85%	125.56%	124.39%	123.33%	122.36%	121.46%
70	162.12%	147.85%	143.16%	139.39%	136.29%	133.68%	131.44%	129.50%	127.80%	126.29%	124.94%	123.72%	122.62%	121.62%	120.70%	119.86%
71	158.36%	144.78%	140.33%	136.76%	133.82%	131.35%	129.24%	127.40%	125.79%	124.37%	123.10%	121.95%	120.92%	119.97%	119.11%	118.32%
72	154.74%	141.83%	137.61%	134.23%	131.45%	129.11%	127.12%	125.39%	123.87%	122.53%	121.33%	120.25%	119.28%	118.39%	117.58%	116.84%
73	151.32%	139.06%	135.06%	131.86%	129.23%	127.02%	125.14%	123.50%	122.07%	120.81%	119.68%	118.67%	117.76%	116.93%	116.17%	115.47%
74	148.07%	136.43%	132.64%	129.61%	127.13%	125.04%	123.27%	121.73%	120.39%	119.20%	118.14%	117.19%	116.33%	115.56%	114.84%	114.19%
75	144.97%	133.92%	130.33%	127.47%	125.13%	123.17%	121.49%	120.05%	118.79%	117.67%	116.68%	115.79%	114.99%	114.26%	113.59%	112.98%
76	142.02%	131.53%	128.14%	125.44%	123.23%	121.38%	119.81%	118.45%	117.27%	116.22%	115.29%	114.46%	113.71%	113.03%	112.41%	111.84%
77	139.20%	129.26%	126.05%	123.50%	121.42%	119.68%	118.20%	116.93%	115.82%	114.84%	113.97%	113.19%	112.49%	111.85%	111.27%	110.74%
78	136.52%	127.10%	124.07%	121.66%	119.70%	118.07%	116.68%	115.48%	114.44%	113.53%	112.71%	111.99%	111.33%	110.74%	110.20%	109.71%
79	133.99%	125.07%	122.20%	119.94%	118.09%	116.55%	115.25%	114.13%	113.16%	112.30%	111.54%	110.86%	110.25%	109.70%	109.20%	108.74%
80	131.61%	123.17%	120.47%	118.33%	116.60%	115.15%	113.93%	112.88%	111.97%	111.17%	110.46%	109.83%	109.26%	108.74%	108.28%	107.85%

71

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	129.39%	121.40%	118.85%	116.84%	115.21%	113.85%	112.71%	111.72%	110.87%	110.12%	109.46%	108.87%	108.34%	107.86%	107.43%	107.03%
82	127.31%	119.76%	117.36%	115.47%	113.93%	112.66%	111.59%	110.67%	109.87%	109.18%	108.56%	108.01%	107.52%	107.07%	106.67%	106.30%
83	125.37%	118.23%	115.97%	114.19%	112.75%	111.56%	110.55%	109.69%	108.95%	108.30%	107.73%	107.22%	106.76%	106.34%	105.97%	105.63%
84	123.54%	116.80%	114.66%	112.99%	111.64%	110.52%	109.58%	108.78%	108.09%	107.48%	106.95%	106.47%	106.05%	105.67%	105.32%	105.00%
85	121.83%	115.46%	113.45%	111.87%	110.60%	109.56%	108.68%	107.93%	107.29%	106.72%	106.23%	105.78%	105.39%	105.03%	104.71%	104.42%
86	120.23%	114.22%	112.32%	110.84%	109.65%	108.67%	107.85%	107.15%	106.55%	106.02%	105.56%	105.15%	104.78%	104.45%	104.15%	103.88%
87	118.75%	113.08%	111.29%	109.90%	108.78%	107.86%	107.09%	106.43%	105.87%	105.38%	104.95%	104.57%	104.23%	103.92%	103.64%	103.39%
88	117.39%	112.05%	110.36%	109.04%	107.99%	107.12%	106.40%	105.79%	105.26%	104.80%	104.40%	104.05%	103.73%	103.44%	103.19%	102.95%
89	116.14%	111.11%	109.52%	108.27%	107.28%	106.46%	105.79%	105.21%	104.72%	104.29%	103.91%	103.58%	103.28%	103.02%	102.78%	102.56%
90	114.98%	110.27%	108.76%	107.59%	106.65%	105.88%	105.24%	104.70%	104.24%	103.83%	103.48%	103.17%	102.89%	102.64%	102.42%	102.22%
91	113.92%	109.52%	108.10%	106.99%	106.11%	105.38%	104.78%	104.27%	103.83%	103.45%	103.12%	102.83%	102.56%	102.33%	102.13%	101.97%
92	112.89%	108.82%	107.49%	106.44%	105.60%	104.92%	104.35%	103.87%	103.46%	103.10%	102.79%	102.51%	102.27%	102.05%	101.97%	101.00%
93	111.89%	108.16%	106.91%	105.93%	105.14%	104.49%	103.95%	103.50%	103.11%	102.78%	102.48%	102.23%	102.00%	101.97%	101.00%	101.00%
94	110.88%	107.53%	106.38%	105.45%	104.71%	104.10%	103.59%	103.16%	102.79%	102.48%	102.20%	101.97%	101.97%	101.00%	101.00%	101.00%
95	109.83%	106.91%	105.87%	105.01%	104.32%	103.74%	103.26%	102.85%	102.50%	102.20%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
96	108.68%	106.29%	105.38%	104.61%	103.97%	103.43%	102.98%	102.59%	102.26%	101.98%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
97	107.33%	105.55%	104.82%	104.18%	103.61%	103.13%	102.71%	102.34%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.61%	104.55%	104.06%	103.61%	103.19%	102.80%	102.44%	102.11%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.30%	102.95%	102.78%	102.61%	102.44%	102.26%	102.09%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

72

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1871.18%	1550.58%	1442.06%	1353.71%	1279.93%	1217.10%	1162.74%	1115.10%	1072.89%	1035.14%	1001.13%	970.28%	942.11%	916.27%	892.44%	870.39%
1	1814.33%	1506.36%	1402.09%	1317.18%	1246.26%	1185.87%	1133.61%	1087.79%	1047.20%	1010.90%	978.18%	948.49%	921.39%	896.52%	873.59%	852.36%
2	1754.86%	1458.98%	1358.78%	1277.18%	1209.02%	1150.97%	1100.73%	1056.69%	1017.66%	982.76%	951.30%	922.75%	896.69%	872.77%	850.71%	830.29%
3	1694.51%	1410.18%	1313.89%	1235.46%	1169.96%	1114.16%	1065.87%	1023.53%	986.01%	952.46%	922.21%	894.76%	869.70%	846.70%	825.49%	805.85%
4	1634.44%	1361.19%	1268.64%	1193.25%	1130.29%	1076.65%	1030.23%	989.53%	953.46%	921.21%	892.13%	865.73%	841.64%	819.52%	799.13%	780.25%
5	1576.08%	1313.46%	1224.50%	1152.05%	1091.52%	1039.97%	995.34%	956.22%	921.55%	890.54%	862.58%	837.21%	814.04%	792.78%	773.17%	755.01%
6	1519.42%	1267.00%	1181.50%	1111.86%	1053.68%	1004.12%	961.23%	923.62%	890.29%	860.48%	833.60%	809.21%	786.94%	766.49%	747.64%	730.19%
7	1464.64%	1222.04%	1139.86%	1072.92%	1017.00%	969.37%	928.13%	891.98%	859.94%	831.28%	805.44%	781.99%	760.58%	740.93%	722.80%	706.02%
8	1412.28%	1179.12%	1100.14%	1035.80%	982.05%	936.27%	896.63%	861.89%	831.09%	803.54%	778.70%	756.16%	735.57%	716.68%	699.25%	683.12%
9	1361.63%	1137.56%	1061.65%	999.81%	948.15%	904.14%	866.05%	832.65%	803.04%	776.56%	752.69%	731.02%	711.23%	693.07%	676.32%	660.80%
10	1312.67%	1097.32%	1024.36%	964.92%	915.27%	872.97%	836.36%	804.26%	775.80%	750.34%	727.40%	706.56%	687.54%	670.08%	653.98%	639.07%
11	1265.49%	1058.52%	988.40%	931.28%	883.56%	842.90%	807.71%	776.86%	749.50%	725.04%	702.98%	682.96%	664.67%	647.89%	632.41%	618.07%
12	1220.02%	1021.12%	953.73%	898.83%	852.96%	813.89%	780.06%	750.41%	724.12%	700.60%	679.40%	660.15%	642.58%	626.44%	611.56%	597.78%
13	1176.58%	985.44%	920.68%	867.92%	823.84%	786.29%	753.79%	725.28%	700.02%	677.41%	657.04%	638.54%	621.65%	606.14%	591.84%	578.60%
14	1134.91%	951.25%	889.02%	838.32%	795.96%	759.88%	728.64%	701.25%	676.97%	655.25%	635.66%	617.89%	601.65%	586.75%	573.01%	560.28%
15	1094.92%	918.45%	858.65%	809.94%	769.24%	734.56%	704.55%	678.23%	654.90%	634.02%	615.20%	598.12%	582.52%	568.20%	554.99%	542.76%
16	1056.41%	886.86%	829.40%	782.59%	743.49%	710.17%	681.33%	656.04%	633.62%	613.56%	595.48%	579.07%	564.08%	550.32%	537.62%	525.87%
17	1019.50%	856.61%	801.41%	756.43%	718.86%	686.85%	659.14%	634.85%	613.31%	594.04%	576.67%	560.90%	546.49%	533.27%	521.08%	509.78%
18	983.92%	827.43%	774.40%	731.19%	695.10%	664.35%	637.73%	614.38%	593.69%	575.18%	558.49%	543.34%	529.50%	516.80%	505.09%	494.24%
19	949.61%	799.27%	748.33%	706.82%	672.15%	642.61%	617.04%	594.61%	574.73%	556.95%	540.92%	526.37%	513.08%	500.87%	489.62%	479.20%
20	916.60%	772.18%	723.24%	683.37%	650.06%	621.69%	597.12%	575.59%	556.49%	539.41%	524.01%	510.03%	497.27%	485.55%	474.74%	464.73%
21	884.67%	745.94%	698.93%	660.63%	628.64%	601.38%	577.79%	557.10%	538.76%	522.36%	507.57%	494.14%	481.88%	470.63%	460.25%	450.63%
22	853.79%	720.53%	675.37%	638.58%	607.85%	581.67%	559.01%	539.14%	521.53%	505.78%	491.57%	478.68%	466.90%	456.10%	446.13%	436.89%
23	823.99%	695.98%	652.61%	617.27%	587.76%	562.61%	540.85%	521.77%	504.85%	489.72%	476.08%	463.70%	452.39%	442.01%	432.44%	423.58%
24	795.11%	672.15%	630.49%	596.55%	568.20%	544.05%	523.15%	504.82%	488.58%	474.05%	460.95%	449.06%	438.20%	428.23%	419.04%	410.53%
25	767.25%	649.13%	609.11%	576.52%	549.29%	526.10%	506.02%	488.42%	472.82%	458.87%	446.29%	434.87%	424.45%	414.88%	406.05%	397.88%
26	740.35%	626.89%	588.46%	557.15%	531.00%	508.72%	489.44%	472.54%	457.56%	444.16%	432.08%	421.12%	411.11%	401.92%	393.45%	385.61%
27	714.38%	605.40%	568.48%	538.41%	513.30%	491.91%	473.39%	457.16%	442.78%	429.91%	418.32%	407.79%	398.18%	389.36%	381.23%	373.69%
28	689.39%	584.72%	549.26%	520.38%	496.26%	475.72%	457.94%	442.36%	428.55%	416.19%	405.06%	394.96%	385.73%	377.26%	369.45%	362.23%
29	665.29%	564.76%	530.70%	502.97%	479.81%	460.08%	443.01%	428.05%	414.79%	402.93%	392.24%	382.54%	373.69%	365.56%	358.06%	351.13%
30	642.04%	545.49%	512.78%	486.15%	463.91%	444.97%	428.58%	414.21%	401.48%	390.10%	379.84%	370.53%	362.03%	354.23%	347.03%	340.37%
31	619.58%	526.85%	495.44%	469.86%	448.51%	430.32%	414.58%	400.79%	388.57%	377.64%	367.79%	358.85%	350.69%	343.21%	336.30%	329.91%
32	597.97%	508.91%	478.75%	454.19%	433.68%	416.22%	401.11%	387.87%	376.14%	365.65%	356.19%	347.62%	339.79%	332.60%	325.98%	319.84%
33	577.13%	491.61%	462.64%	439.06%	419.37%	402.60%	388.10%	375.39%	364.13%	354.06%	344.98%	336.75%	329.24%	322.34%	315.99%	310.10%
34	557.07%	474.93%	447.12%	424.48%	405.57%	389.48%	375.55%	363.35%	352.54%	342.88%	334.17%	326.27%	319.06%	312.45%	306.35%	300.70%
35	537.75%	458.88%	432.18%	410.44%	392.29%	376.84%	363.48%	351.76%	341.39%	332.12%	323.76%	316.18%	309.26%	302.91%	297.06%	291.65%
36	519.22%	443.50%	417.86%	396.99%	379.57%	364.74%	351.91%	340.67%	330.72%	321.82%	313.80%	306.53%	299.89%	293.80%	288.19%	283.00%
37	501.37%	428.66%	404.05%	384.01%	367.29%	353.06%	340.75%	329.96%	320.41%	311.87%	304.18%	297.20%	290.84%	285.00%	279.62%	274.64%
38	484.19%	414.39%	390.76%	371.53%	355.48%	341.82%	330.01%	319.66%	310.49%	302.30%	294.93%	288.23%	282.13%	276.53%	271.37%	266.59%
39	467.62%	400.61%	377.93%	359.47%	344.06%	330.96%	319.62%	309.69%	300.90%	293.04%	285.97%	279.55%	273.69%	268.32%	263.38%	258.80%
40	451.63%	387.30%	365.52%	347.81%	333.03%	320.45%	309.57%	300.05%	291.61%	284.07%	277.29%	271.13%	265.52%	260.37%	255.62%	251.23%

73

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	436.21%	374.45%	353.55%	336.55%	322.36%	310.29%	299.85%	290.72%	282.63%	275.40%	268.89%	262.98%	257.60%	252.66%	248.12%	243.91%
42	421.34%	362.05%	341.99%	325.67%	312.06%	300.48%	290.47%	281.70%	273.94%	267.01%	260.77%	255.10%	249.94%	245.21%	240.85%	236.82%
43	407.02%	350.11%	330.86%	315.20%	302.14%	291.03%	281.42%	273.01%	265.57%	258.92%	252.93%	247.51%	242.56%	238.02%	233.84%	229.98%
44	393.24%	338.62%	320.14%	305.11%	292.58%	281.92%	272.71%	264.64%	257.50%	251.13%	245.38%	240.18%	235.44%	231.09%	227.08%	223.38%
45	379.99%	327.56%	309.83%	295.41%	283.39%	273.16%	264.32%	256.59%	249.74%	243.62%	238.12%	233.13%	228.58%	224.42%	220.58%	217.03%
46	367.25%	316.93%	299.92%	286.09%	274.55%	264.74%	256.26%	248.85%	242.28%	236.42%	231.14%	226.36%	222.00%	218.01%	214.33%	210.93%
47	355.02%	306.74%	290.41%	277.14%	266.08%	256.67%	248.54%	241.43%	235.13%	229.51%	224.45%	219.87%	215.69%	211.87%	208.34%	205.08%
48	343.31%	296.98%	281.32%	268.59%	257.97%	248.95%	241.16%	234.34%	228.30%	222.92%	218.07%	213.68%	209.68%	206.01%	202.63%	199.51%
49	332.07%	287.63%	272.60%	260.39%	250.22%	241.57%	234.09%	227.56%	221.77%	216.61%	211.97%	207.76%	203.92%	200.41%	197.18%	194.19%
50	321.32%	278.69%	264.28%	252.57%	242.82%	234.52%	227.36%	221.09%	215.55%	210.61%	206.16%	202.13%	198.45%	195.09%	191.99%	189.13%
51	311.03%	270.14%	256.33%	245.10%	235.75%	227.80%	220.94%	214.93%	209.62%	204.88%	200.62%	196.76%	193.25%	190.02%	187.06%	184.32%
52	301.18%	261.97%	248.73%	237.97%	229.00%	221.39%	214.81%	209.06%	203.97%	199.44%	195.35%	191.66%	188.29%	185.21%	182.37%	179.75%
53	291.76%	254.18%	241.48%	231.17%	222.58%	215.28%	208.98%	203.48%	198.61%	194.26%	190.35%	186.82%	183.59%	180.64%	177.93%	175.42%
54	282.76%	246.74%	234.57%	224.69%	216.46%	209.47%	203.44%	198.17%	193.50%	189.35%	185.61%	182.22%	179.14%	176.31%	173.72%	171.32%
55	274.15%	239.63%	227.97%	218.51%	210.63%	203.93%	198.16%	193.11%	188.65%	184.67%	181.09%	177.85%	174.90%	172.20%	169.72%	167.43%
56	265.90%	232.83%	221.67%	212.61%	205.06%	198.66%	193.13%	188.30%	184.03%	180.22%	176.80%	173.70%	170.89%	168.30%	165.93%	163.74%
57	258.03%	226.35%	215.66%	206.99%	199.77%	193.64%	188.35%	183.73%	179.65%	176.01%	172.74%	169.78%	167.08%	164.61%	162.35%	160.25%
58	250.49%	220.16%	209.93%	201.63%	194.72%	188.86%	183.80%	179.38%	175.48%	172.00%	168.88%	166.05%	163.47%	161.12%	158.95%	156.95%
59	243.28%	214.25%	204.46%	196.52%	189.91%	184.31%	179.48%	175.25%	171.53%	168.20%	165.22%	162.52%	160.06%	157.81%	155.74%	153.84%
60	236.36%	208.59%	199.22%	191.63%	185.31%	179.96%	175.34%	171.30%	167.74%	164.57%	161.72%	159.14%	156.80%	154.65%	152.68%	150.86%
61	229.72%	203.15%	194.19%	186.93%	180.90%	175.78%	171.37%	167.52%	164.12%	161.09%	158.38%	155.92%	153.68%	151.64%	149.76%	148.02%
62	223.33%	197.92%	189.37%	182.43%	176.66%	171.78%	167.57%	163.89%	160.65%	157.76%	155.17%	152.83%	150.70%	148.75%	146.96%	145.31%
63	217.19%	192.91%	184.73%	178.10%	172.60%	167.93%	163.92%	160.41%	157.32%	154.57%	152.10%	149.87%	147.84%	145.98%	144.28%	142.70%
64	211.28%	188.08%	180.27%	173.94%	168.69%	164.24%	160.41%	157.07%	154.12%	151.50%	149.15%	147.02%	145.09%	143.32%	141.70%	140.21%
65	205.60%	183.43%	175.97%	169.94%	164.93%	160.69%	157.04%	153.85%	151.05%	148.55%	146.31%	144.29%	142.45%	140.77%	139.23%	137.81%
66	200.13%	178.96%	171.85%	166.09%	161.31%	157.27%	153.79%	150.76%	148.09%	145.72%	143.59%	141.66%	139.92%	138.32%	136.86%	135.51%
67	194.87%	174.67%	167.88%	162.39%	157.84%	153.99%	150.68%	147.79%	145.25%	142.99%	140.97%	139.14%	137.48%	135.97%	134.58%	133.30%
68	189.81%	170.53%	164.06%	158.83%	154.50%	150.83%	147.68%	144.94%	142.53%	140.38%	138.46%	136.72%	135.15%	133.71%	132.39%	131.18%
69	184.95%	166.57%	160.40%	155.41%	151.29%	147.80%	144.81%	142.20%	139.91%	137.87%	136.05%	134.40%	132.91%	131.55%	130.30%	129.15%
70	180.27%	162.75%	156.88%	152.13%	148.21%	144.89%	142.05%	139.57%	137.40%	135.47%	133.74%	132.18%	130.76%	129.47%	128.29%	127.20%
71	175.79%	159.10%	153.50%	148.99%	145.26%	142.11%	139.41%	137.06%	135.00%	133.16%	131.52%	130.05%	128.71%	127.49%	126.37%	125.34%
72	171.49%	155.60%	150.28%	145.99%	142.44%	139.45%	136.89%	134.66%	132.71%	130.97%	129.42%	128.02%	126.76%	125.60%	124.55%	123.57%
73	167.38%	152.26%	147.20%	143.12%	139.75%	136.92%	134.49%	132.38%	130.53%	128.89%	127.42%	126.10%	124.90%	123.81%	122.82%	121.90%
74	163.44%	149.06%	144.25%	140.38%	137.19%	134.50%	132.20%	130.21%	128.45%	126.90%	125.52%	124.27%	123.14%	122.11%	121.17%	120.31%
75	159.67%	146.01%	141.45%	137.77%	134.75%	132.20%	130.02%	128.14%	126.48%	125.02%	123.71%	122.53%	121.47%	120.50%	119.62%	118.80%
76	156.07%	143.09%	138.76%	135.28%	132.41%	130.00%	127.95%	126.16%	124.60%	123.22%	121.99%	120.88%	119.88%	118.97%	118.14%	117.37%
77	152.61%	140.31%	136.20%	132.90%	130.19%	127.91%	125.97%	124.28%	122.81%	121.51%	120.35%	119.31%	118.37%	117.51%	116.73%	116.02%
78	149.31%	137.64%	133.75%	130.63%	128.06%	125.91%	124.07%	122.49%	121.10%	119.88%	118.79%	117.81%	116.93%	116.13%	115.39%	114.72%
79	146.14%	135.09%	131.40%	128.45%	126.03%	124.00%	122.27%	120.77%	119.47%	118.32%	117.30%	116.38%	115.55%	114.80%	114.11%	113.49%
80	143.10%	132.65%	129.16%	126.37%	124.08%	122.16%	120.53%	119.13%	117.90%	116.82%	115.86%	115.00%	114.23%	113.52%	112.88%	112.30%
74

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	140.19%	130.30%	127.01%	124.37%	122.21%	120.40%	118.86%	117.54%	116.39%	115.37%	114.47%	113.67%	112.94%	112.28%	111.68%	111.14%
82	137.46%	128.12%	125.01%	122.52%	120.47%	118.77%	117.33%	116.08%	115.00%	114.05%	113.20%	112.45%	111.77%	111.15%	110.59%	110.08%
83	134.91%	126.10%	123.16%	120.81%	118.88%	117.28%	115.92%	114.75%	113.73%	112.84%	112.05%	111.34%	110.71%	110.13%	109.61%	109.13%
84	132.49%	124.20%	121.43%	119.21%	117.40%	115.89%	114.61%	113.51%	112.56%	111.72%	110.98%	110.32%	109.72%	109.19%	108.70%	108.26%
85	130.20%	122.42%	119.80%	117.72%	116.01%	114.59%	113.39%	112.36%	111.46%	110.68%	109.99%	109.37%	108.82%	108.32%	107.86%	107.45%
86	128.04%	120.75%	118.30%	116.33%	114.73%	113.39%	112.26%	111.30%	110.46%	109.73%	109.08%	108.50%	107.98%	107.52%	107.10%	106.71%
87	125.96%	119.14%	116.83%	114.99%	113.48%	112.22%	111.16%	110.25%	109.46%	108.78%	108.17%	107.63%	107.14%	106.71%	106.31%	105.96%
88	124.03%	117.68%	115.52%	113.79%	112.37%	111.19%	110.19%	109.33%	108.59%	107.95%	107.37%	106.87%	106.41%	106.00%	105.63%	105.30%
89	122.23%	116.36%	114.34%	112.72%	111.39%	110.28%	109.34%	108.54%	107.84%	107.23%	106.69%	106.21%	105.79%	105.40%	105.05%	104.74%
90	120.55%	115.16%	113.29%	111.78%	110.54%	109.50%	108.63%	107.87%	107.22%	106.65%	106.15%	105.70%	105.29%	104.93%	104.60%	104.30%
91	118.92%	114.03%	112.32%	110.92%	109.77%	108.82%	108.00%	107.31%	106.70%	106.17%	105.71%	105.29%	104.92%	104.58%	104.28%	104.00%
92	117.17%	112.78%	111.22%	109.94%	108.88%	107.99%	107.25%	106.60%	106.05%	105.56%	105.13%	104.75%	104.41%	104.10%	103.82%	103.57%
93	115.39%	111.50%	110.08%	108.91%	107.94%	107.13%	106.44%	105.85%	105.34%	104.89%	104.50%	104.15%	103.84%	103.56%	103.31%	103.07%
94	113.63%	110.24%	108.97%	107.92%	107.04%	106.29%	105.66%	105.11%	104.64%	104.24%	103.88%	103.56%	103.27%	103.02%	102.79%	102.58%
95	111.88%	109.03%	107.93%	106.99%	106.20%	105.52%	104.93%	104.43%	104.00%	103.62%	103.28%	102.99%	102.73%	102.50%	102.29%	102.10%
96	110.15%	107.90%	106.98%	106.18%	105.49%	104.88%	104.35%	103.88%	103.48%	103.13%	102.81%	102.54%	102.30%	102.09%	101.97%	101.97%
97	108.30%	106.71%	106.02%	105.40%	104.83%	104.32%	103.85%	103.44%	103.06%	102.73%	102.43%	102.16%	101.97%	101.97%	101.00%	101.00%
98	106.19%	105.33%	104.93%	104.54%	104.18%	103.83%	103.50%	103.18%	102.89%	102.61%	102.34%	102.10%	101.00%	101.00%	101.00%	101.00%
99	103.48%	103.22%	103.09%	102.96%	102.83%	102.70%	102.57%	102.44%	102.31%	102.19%	102.06%	101.97%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

75

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1620.92%	1337.91%	1242.50%	1164.84%	1099.98%	1044.74%	996.93%	955.03%	917.90%	884.70%	854.78%	827.64%	802.88%	780.16%	759.22%	739.85%
1	1579.05%	1307.16%	1215.44%	1140.76%	1078.38%	1025.22%	979.20%	938.85%	903.08%	871.09%	842.26%	816.09%	792.21%	770.29%	750.08%	731.38%
2	1529.85%	1268.58%	1180.44%	1108.65%	1048.66%	997.54%	953.28%	914.46%	880.05%	849.27%	821.52%	796.33%	773.33%	752.22%	732.76%	714.75%
3	1478.47%	1227.38%	1142.65%	1073.64%	1015.98%	966.82%	924.26%	886.93%	853.84%	824.22%	797.53%	773.29%	751.16%	730.85%	712.13%	694.79%
4	1426.61%	1185.28%	1103.83%	1037.49%	982.05%	934.80%	893.87%	857.98%	826.15%	797.67%	771.99%	748.68%	727.40%	707.86%	689.84%	673.16%
5	1375.49%	1143.52%	1065.23%	1001.45%	948.15%	902.71%	863.37%	828.85%	798.24%	770.86%	746.16%	723.75%	703.27%	684.48%	667.15%	651.10%
6	1325.90%	1102.91%	1027.65%	966.34%	915.10%	871.42%	833.59%	800.40%	770.97%	744.63%	720.88%	699.32%	679.63%	661.56%	644.89%	629.45%
7	1278.13%	1063.79%	991.44%	932.50%	883.23%	841.24%	804.86%	772.95%	744.65%	719.33%	696.49%	675.75%	656.82%	639.43%	623.40%	608.55%
8	1232.10%	1026.07%	956.52%	899.86%	852.50%	812.12%	777.15%	746.46%	719.25%	694.90%	672.94%	653.00%	634.79%	618.07%	602.65%	588.36%
9	1187.60%	989.56%	922.71%	868.24%	822.71%	783.89%	750.27%	720.76%	694.60%	671.18%	650.06%	630.89%	613.37%	597.29%	582.46%	568.72%
10	1144.73%	954.37%	890.10%	837.74%	793.97%	756.65%	724.32%	695.96%	670.80%	648.28%	627.97%	609.53%	592.69%	577.22%	562.96%	549.74%
11	1103.30%	920.32%	858.54%	808.20%	766.13%	730.25%	699.17%	671.89%	647.70%	626.05%	606.52%	588.79%	572.59%	557.72%	544.00%	531.29%
12	1063.58%	887.70%	828.32%	779.93%	739.48%	704.99%	675.10%	648.88%	625.62%	604.80%	586.02%	568.97%	553.39%	539.09%	525.89%	513.67%
13	1025.77%	856.73%	799.65%	753.14%	714.25%	681.10%	652.37%	627.16%	604.79%	584.77%	566.72%	550.32%	535.33%	521.58%	508.88%	497.13%
14	989.64%	827.18%	772.32%	727.61%	690.24%	658.36%	630.74%	606.51%	585.00%	565.76%	548.39%	532.62%	518.21%	504.98%	492.77%	481.46%
15	955.23%	799.11%	746.39%	703.43%	667.50%	636.87%	610.32%	587.02%	566.35%	547.84%	531.14%	515.98%	502.12%	489.40%	477.66%	466.78%
16	922.82%	772.82%	722.16%	680.88%	646.35%	616.91%	591.39%	568.99%	549.12%	531.33%	515.28%	500.70%	487.37%	475.13%	463.84%	453.38%
17	892.14%	748.05%	699.38%	659.71%	626.54%	598.25%	573.73%	552.20%	533.10%	516.00%	500.57%	486.55%	473.74%	461.97%	451.11%	441.05%
18	863.05%	724.66%	677.91%	639.81%	607.94%	580.76%	557.20%	536.52%	518.17%	501.73%	486.90%	473.43%	461.11%	449.80%	439.36%	429.68%
19	835.09%	702.19%	657.30%	620.71%	590.11%	564.00%	541.37%	521.50%	503.87%	488.08%	473.83%	460.88%	449.04%	438.17%	428.13%	418.83%
20	808.09%	680.48%	637.38%	602.24%	572.85%	547.78%	526.04%	506.96%	490.03%	474.86%	461.17%	448.73%	437.36%	426.91%	417.27%	408.33%
21	781.83%	659.31%	617.92%	584.19%	555.97%	531.89%	511.03%	492.70%	476.44%	461.87%	448.73%	436.78%	425.86%	415.82%	406.56%	397.97%
22	756.31%	638.67%	598.94%	566.55%	539.46%	516.35%	496.31%	478.72%	463.10%	449.12%	436.49%	425.02%	414.53%	404.89%	396.00%	387.75%
23	731.54%	618.60%	580.46%	549.37%	523.37%	501.18%	481.95%	465.06%	450.07%	436.65%	424.53%	413.51%	403.44%	394.19%	385.65%	377.73%
24	707.43%	599.00%	562.39%	532.55%	507.59%	486.29%	467.83%	451.63%	437.24%	424.35%	412.72%	402.14%	392.48%	383.60%	375.40%	367.80%
25	684.04%	579.96%	544.81%	516.17%	492.22%	471.78%	454.06%	438.51%	424.70%	412.33%	401.17%	391.02%	381.75%	373.22%	365.35%	358.06%
26	661.36%	561.45%	527.72%	500.23%	477.24%	457.63%	440.63%	425.70%	412.45%	400.58%	389.87%	380.14%	371.24%	363.06%	355.51%	348.51%
27	639.47%	543.57%	511.20%	484.82%	462.76%	443.94%	427.63%	413.31%	400.60%	389.22%	378.94%	369.61%	361.07%	353.22%	345.98%	339.27%
28	618.33%	526.29%	495.23%	469.92%	448.76%	430.71%	415.06%	401.33%	389.14%	378.22%	368.36%	359.41%	351.22%	343.70%	336.75%	330.31%
29	597.76%	509.43%	479.62%	455.34%	435.04%	417.72%	402.71%	389.54%	377.85%	367.38%	357.93%	349.34%	341.49%	334.28%	327.62%	321.44%
30	577.72%	492.94%	464.34%	441.04%	421.56%	404.95%	390.56%	377.92%	366.71%	356.67%	347.61%	339.37%	331.85%	324.93%	318.55%	312.63%
31	558.24%	476.86%	449.42%	427.07%	408.38%	392.45%	378.64%	366.52%	355.77%	346.14%	337.45%	329.56%	322.34%	315.71%	309.59%	303.92%
32	539.30%	461.20%	434.86%	413.41%	395.49%	380.20%	366.96%	355.34%	345.03%	335.79%	327.46%	319.89%	312.98%	306.62%	300.75%	295.32%
33	520.93%	445.96%	420.69%	400.11%	382.91%	368.25%	355.55%	344.40%	334.51%	325.66%	317.67%	310.41%	303.78%	297.69%	292.07%	286.86%
34	503.13%	431.17%	406.92%	387.17%	370.67%	356.61%	344.42%	333.73%	324.25%	315.76%	308.10%	301.15%	294.79%	288.95%	283.56%	278.57%
35	485.92%	416.85%	393.58%	374.63%	358.80%	345.31%	333.63%	323.38%	314.28%	306.14%	298.80%	292.13%	286.04%	280.44%	275.28%	270.49%
36	469.29%	402.99%	380.65%	362.48%	347.29%	334.35%	323.15%	313.31%	304.60%	296.79%	289.75%	283.36%	277.52%	272.15%	267.20%	262.62%
37	453.25%	389.61%	368.18%	350.75%	336.18%	323.77%	313.02%	303.59%	295.23%	287.75%	281.01%	274.88%	269.28%	264.14%	259.40%	255.00%
38	437.76%	376.69%	356.13%	339.40%	325.43%	313.52%	303.22%	294.18%	286.16%	278.99%	272.52%	266.65%	261.29%	256.36%	251.82%	247.61%
39	422.86%	364.25%	344.52%	328.48%	315.08%	303.66%	293.78%	285.11%	277.43%	270.56%	264.36%	258.73%	253.59%	248.87%	244.52%	240.49%
40	408.51%	352.26%	333.33%	317.94%	305.09%	294.14%	284.67%	276.36%	269.00%	262.41%	256.47%	251.08%	246.15%	241.63%	237.47%	233.61%

76

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	394.67%	340.69%	322.54%	307.78%	295.45%	284.96%	275.88%	267.91%	260.86%	254.54%	248.85%	243.69%	238.97%	234.64%	230.65%	226.95%
42	381.37%	329.57%	312.16%	298.00%	286.19%	276.13%	267.42%	259.79%	253.03%	246.98%	241.53%	236.58%	232.06%	227.92%	224.09%	220.56%
43	368.58%	318.89%	302.19%	288.61%	277.28%	267.64%	259.30%	251.99%	245.51%	239.71%	234.49%	229.75%	225.43%	221.46%	217.80%	214.41%
44	356.31%	308.64%	292.62%	279.61%	268.75%	259.51%	251.51%	244.51%	238.30%	232.75%	227.75%	223.22%	219.08%	215.28%	211.78%	208.54%
45	344.55%	298.83%	283.47%	271.00%	260.59%	251.74%	244.08%	237.37%	231.43%	226.11%	221.33%	216.99%	213.02%	209.39%	206.04%	202.94%
46	333.28%	289.43%	274.71%	262.75%	252.78%	244.30%	236.97%	230.54%	224.85%	219.77%	215.19%	211.03%	207.24%	203.77%	200.56%	197.60%
47	322.46%	280.42%	266.31%	254.85%	245.30%	237.18%	230.16%	224.01%	218.56%	213.70%	209.32%	205.34%	201.72%	198.39%	195.33%	192.50%
48	312.08%	271.78%	258.26%	247.28%	238.14%	230.36%	223.64%	217.75%	212.54%	207.89%	203.70%	199.90%	196.43%	193.26%	190.33%	187.62%
49	302.05%	263.41%	250.46%	239.95%	231.19%	223.74%	217.31%	211.68%	206.69%	202.24%	198.23%	194.60%	191.29%	188.25%	185.46%	182.87%
50	292.37%	255.33%	242.92%	232.86%	224.47%	217.34%	211.18%	205.80%	201.03%	196.77%	192.94%	189.47%	186.30%	183.40%	180.73%	178.26%
51	283.05%	247.55%	235.66%	226.02%	217.99%	211.16%	205.27%	200.12%	195.56%	191.49%	187.83%	184.51%	181.48%	178.71%	176.16%	173.80%
52	274.08%	240.06%	228.67%	219.44%	211.75%	205.22%	199.59%	194.66%	190.30%	186.41%	182.91%	179.73%	176.85%	174.20%	171.76%	169.51%
53	265.49%	232.89%	221.98%	213.14%	205.79%	199.54%	194.15%	189.44%	185.27%	181.55%	178.20%	175.18%	172.42%	169.89%	167.56%	165.42%
54	257.26%	226.02%	215.58%	207.12%	200.09%	194.11%	188.96%	184.45%	180.47%	176.92%	173.72%	170.83%	168.19%	165.78%	163.56%	161.51%
55	249.40%	219.48%	209.49%	201.39%	194.66%	188.95%	184.02%	179.72%	175.91%	172.52%	169.47%	166.71%	164.20%	161.90%	159.78%	157.82%
56	241.90%	213.25%	203.69%	195.95%	189.51%	184.05%	179.35%	175.23%	171.60%	168.36%	165.45%	162.82%	160.42%	158.23%	156.21%	154.35%
57	234.75%	207.32%	198.18%	190.78%	184.63%	179.41%	174.91%	170.99%	167.52%	164.43%	161.65%	159.14%	156.86%	154.77%	152.84%	151.07%
58	227.92%	201.67%	192.93%	185.85%	179.98%	175.00%	170.71%	166.96%	163.65%	160.71%	158.06%	155.67%	153.49%	151.50%	149.67%	147.98%
59	221.35%	196.24%	187.88%	181.12%	175.51%	170.75%	166.66%	163.08%	159.93%	157.12%	154.60%	152.32%	150.25%	148.35%	146.61%	145.00%
60	215.04%	191.02%	183.03%	176.57%	171.21%	166.68%	162.77%	159.36%	156.36%	153.68%	151.28%	149.11%	147.13%	145.33%	143.67%	142.14%
61	208.98%	186.02%	178.38%	172.22%	167.10%	162.77%	159.05%	155.80%	152.94%	150.39%	148.10%	146.03%	144.16%	142.44%	140.86%	139.41%
62	203.21%	181.25%	173.96%	168.07%	163.19%	159.07%	155.52%	152.42%	149.69%	147.27%	145.09%	143.12%	141.34%	139.71%	138.21%	136.83%
63	197.71%	176.72%	169.76%	164.15%	159.50%	155.56%	152.18%	149.24%	146.64%	144.33%	142.26%	140.39%	138.69%	137.14%	135.72%	134.41%
64	192.48%	172.44%	165.80%	160.44%	156.01%	152.27%	149.05%	146.24%	143.77%	141.58%	139.61%	137.84%	136.22%	134.75%	133.40%	132.16%
65	187.50%	168.37%	162.04%	156.93%	152.71%	149.15%	146.09%	143.42%	141.08%	138.99%	137.13%	135.44%	133.91%	132.52%	131.24%	130.06%
66	182.76%	164.50%	158.46%	153.61%	149.59%	146.20%	143.29%	140.76%	138.53%	136.55%	134.78%	133.19%	131.74%	130.41%	129.20%	128.09%
67	178.21%	160.80%	155.05%	150.43%	146.61%	143.39%	140.63%	138.23%	136.11%	134.24%	132.56%	131.05%	129.67%	128.42%	127.28%	126.22%
68	173.85%	157.25%	151.78%	147.38%	143.75%	140.70%	138.07%	135.80%	133.79%	132.02%	130.43%	129.00%	127.70%	126.52%	125.44%	124.44%
69	169.66%	153.84%	148.63%	144.45%	141.01%	138.11%	135.62%	133.47%	131.57%	129.89%	128.39%	127.04%	125.81%	124.69%	123.67%	122.73%
70	165.62%	150.55%	145.60%	141.63%	138.36%	135.61%	133.25%	131.21%	129.42%	127.83%	126.41%	125.13%	123.98%	122.92%	121.96%	121.07%
71	161.74%	147.39%	142.69%	138.92%	135.82%	133.21%	130.98%	129.05%	127.35%	125.85%	124.51%	123.31%	122.22%	121.23%	120.32%	119.48%
72	158.03%	144.36%	139.89%	136.32%	133.38%	130.91%	128.80%	126.98%	125.38%	123.96%	122.70%	121.56%	120.53%	119.60%	118.74%	117.96%
73	154.50%	141.51%	137.26%	133.87%	131.09%	128.75%	126.76%	125.03%	123.52%	122.19%	121.00%	119.93%	118.96%	118.08%	117.28%	116.54%
74	151.15%	138.79%	134.77%	131.55%	128.92%	126.71%	124.83%	123.20%	121.78%	120.52%	119.40%	118.40%	117.49%	116.66%	115.91%	115.22%
75	147.95%	136.21%	132.39%	129.35%	126.86%	124.77%	123.00%	121.47%	120.13%	118.94%	117.89%	116.95%	116.09%	115.32%	114.61%	113.97%
76	144.90%	133.75%	130.13%	127.25%	124.90%	122.93%	121.26%	119.82%	118.55%	117.44%	116.46%	115.57%	114.77%	114.05%	113.39%	112.78%
77	141.99%	131.40%	127.97%	125.25%	123.03%	121.17%	119.60%	118.24%	117.06%	116.01%	115.09%	114.26%	113.51%	112.83%	112.21%	111.65%
78	139.23%	129.18%	125.93%	123.36%	121.26%	119.51%	118.03%	116.75%	115.64%	114.66%	113.79%	113.01%	112.31%	111.68%	111.10%	110.58%
79	136.61%	127.08%	124.00%	121.57%	119.59%	117.95%	116.55%	115.35%	114.31%	113.39%	112.58%	111.85%	111.20%	110.60%	110.07%	109.57%
80	134.15%	125.11%	122.20%	119.91%	118.04%	116.49%	115.18%	114.05%	113.07%	112.21%	111.45%	110.77%	110.16%	109.61%	109.10%	108.65%

77

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	131.83%	123.27%	120.52%	118.35%	116.59%	115.13%	113.89%	112.84%	111.92%	111.11%	110.40%	109.76%	109.19%	108.68%	108.21%	107.78%
82	129.67%	121.56%	118.96%	116.91%	115.25%	113.88%	112.72%	111.73%	110.87%	110.11%	109.45%	108.85%	108.32%	107.84%	107.40%	107.01%
83	127.65%	119.97%	117.51%	115.58%	114.02%	112.73%	111.64%	110.71%	109.90%	109.20%	108.57%	108.02%	107.52%	107.08%	106.67%	106.30%
84	125.74%	118.49%	116.16%	114.34%	112.87%	111.65%	110.63%	109.76%	109.00%	108.34%	107.76%	107.24%	106.78%	106.36%	105.99%	105.64%
85	123.96%	117.10%	114.90%	113.18%	111.79%	110.65%	109.69%	108.87%	108.17%	107.55%	107.01%	106.52%	106.09%	105.70%	105.35%	105.03%
86	122.29%	115.82%	113.74%	112.12%	110.81%	109.73%	108.83%	108.06%	107.40%	106.82%	106.31%	105.86%	105.46%	105.10%	104.77%	104.48%
87	120.74%	114.63%	112.67%	111.13%	109.89%	108.88%	108.03%	107.30%	106.68%	106.14%	105.67%	105.25%	104.87%	104.53%	104.23%	103.95%
88	119.30%	113.55%	111.70%	110.24%	109.07%	108.11%	107.31%	106.63%	106.05%	105.54%	105.09%	104.70%	104.34%	104.03%	103.74%	103.49%
89	117.98%	112.59%	110.83%	109.46%	108.35%	107.44%	106.68%	106.04%	105.49%	105.01%	104.58%	104.21%	103.88%	103.58%	103.32%	103.07%
90	116.75%	111.72%	110.07%	108.77%	107.72%	106.86%	106.14%	105.53%	105.01%	104.56%	104.16%	103.80%	103.49%	103.21%	102.96%	102.73%
91	115.60%	110.94%	109.39%	108.17%	107.18%	106.37%	105.69%	105.12%	104.62%	104.19%	103.82%	103.49%	103.19%	102.92%	102.68%	102.47%
92	114.42%	110.16%	108.71%	107.57%	106.64%	105.87%	105.24%	104.69%	104.23%	103.83%	103.47%	103.16%	102.88%	102.63%	102.41%	102.21%
93	113.23%	109.37%	108.04%	106.97%	106.10%	105.38%	104.78%	104.27%	103.84%	103.46%	103.13%	102.83%	102.57%	102.34%	102.14%	101.97%
94	112.00%	108.59%	107.37%	106.38%	105.57%	104.90%	104.34%	103.86%	103.45%	103.10%	102.79%	102.51%	102.27%	102.06%	101.97%	101.00%
95	110.72%	107.80%	106.72%	105.82%	105.07%	104.44%	103.91%	103.46%	103.07%	102.74%	102.45%	102.19%	101.97%	101.97%	101.00%	101.00%
96	109.36%	107.01%	106.08%	105.29%	104.62%	104.04%	103.55%	103.12%	102.76%	102.44%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.80%	106.10%	105.38%	104.74%	104.17%	103.67%	103.22%	102.82%	102.47%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.91%	104.94%	104.50%	104.07%	103.68%	103.30%	102.95%	102.63%	102.32%	102.04%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.39%	103.09%	102.94%	102.79%	102.65%	102.50%	102.35%	102.20%	102.05%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

78

ADDITIONAL INFORMATION
Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2017 and which is part of this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Income II, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.
Principal Variable Universal Life Income II
Investment Company Act File No. 333-146896

79

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME IISM
dated May 1, 2017
The Statement of Additional Information provides information about the Principal Variable Universal Life Income II Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2017. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal Variable Universal Life Income II
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income II Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2016 received/retained	2015 received/retained	2014 received/retained
$573,002/$0	$888,244/$0	$1,447,674/$0
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2001 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender.

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to July 3, 2008. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2016, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 0.24% and 0.24%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy, however, Policies which are fully surrendered within the first fourteen policy years (or within fourteen years of a policy face amount increase) are subject to a surrender charge.
Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, monthly administrative charge, monthly policy issue charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

Following are the hypothetical average annual total returns for the periods ended December 31, 2016 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein International Value	05/10/2001	-0.50%	6.31%	-2.64%
AllianceBernstein Small Cap Growth	08/05/1996	6.46%	11.58%	8.10%
AllianceBernstein Small/Mid Cap Value	05/02/2001	25.09%	16.18%	8.70%
American Century VP Capital Appreciation	11/20/1987	3.08%	11.40%	8.44%
American Century VP Income & Growth	10/30/1997	13.20%	13.15%	5.21%
American Century VP Inflation Protection	12/31/2002	4.39%	0.66%	3.73%
American Century VP Mid Cap Value	10/29/2004	22.72%	16.21%	9.11%
American Century VP Value	05/01/1996	20.28%	14.45%	6.39%
American Funds Blue Chip Income and Growth	07/05/2001	18.70%	15.02%	6.39%
American Growth	02/08/1984	9.49%	14.26%	6.86%
American International	05/01/1990	3.53%	6.65%	2.38%
American New World	06/17/1999	5.26%	4.27%	3.61%
Calvert VP Investment Grade Bond Index	03/31/2003	2.59%	1.87%	4.24%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	20.63%	13.47%	6.18%
Calvert VP S&P 500 Index	12/29/1995	11.58%	14.21%	6.58%
Calvert VP S&P MidCap 400 Index	05/03/1999	19.96%	14.50%	8.35%
ClearBridge Mid Cap	11/01/1999	9.34%	14.39%	8.08%
Core Plus Bond	12/18/1987	4.09%	3.05%	3.72%
Delaware VIP Small Cap Value	05/01/2000	31.08%	14.40%	8.06%
Delaware VIP SMID Cap Growth	05/01/2000	8.02%	13.23%	10.23%
Deutsche Small Mid Cap Value	05/01/1996	16.47%	12.82%	6.34%
Diversified International	05/02/1994	0.36%	6.36%	0.99%
Dreyfus IP MidCap Stock	12/29/2000	15.20%	15.07%	7.69%
Equity Income	04/28/1998	15.72%	12.53%	6.31%
Fidelity VIP Contrafund	01/03/1995	7.73%	12.93%	6.64%
Fidelity VIP Equity-Income	11/03/1986	17.71%	12.84%	4.76%
Fidelity VIP Gov't Money Market	07/07/2000	0.10%	0.04%	0.88%
Fidelity VIP High Income	10/01/1985	14.17%	5.93%	5.65%
Fidelity VIP Mid Cap	12/28/1998	11.92%	12.69%	7.32%
Franklin Mutual Global Discovery VIP	11/08/1996	12.18%	10.57%	5.89%
Franklin Rising Dividends VIP	01/27/1992	16.04%	12.03%	6.51%
Franklin Small Cap Value VIP	05/01/1998	30.19%	14.36%	7.38%
Government & High Quality Bond	05/06/1993	1.80%	2.09%	4.00%
International Emerging Markets	10/24/2000	9.40%	0.88%	1.09%
Invesco VI American Franchise	09/18/2000	2.02%	12.88%	7.26%
Invesco VI American Value	01/02/1997	15.49%	12.65%	7.03%
Invesco VI Core Equity	05/02/1994	10.02%	10.32%	5.52%
Invesco VI Global Health Care	05/22/1997	-11.46%	13.18%	7.56%
Invesco VI Mid Cap Core Equity	09/10/2001	13.16%	9.90%	5.61%
Janus Aspen Forty	05/01/1997	1.94%	14.94%	8.25%
LargeCap Growth	05/02/1994	-5.13%	11.61%	5.73%
LargeCap Growth I	06/01/1994	1.26%	13.43%	8.22%
LargeCap S&P 500 Index	05/03/1999	11.59%	14.29%	6.63%
LargeCap Value	05/13/1970	8.17%	13.03%	4.84%
Lord Abbett Developing Growth Portfolio	04/30/2010	-2.60%	10.25%		10.79%
Lord Abbett International Opportunities Portfolio	09/15/1999	-4.28%	9.70%	2.00%
MFS Blended Research SmallCap Equity Portfolio	04/28/2006	20.58%	15.46%	7.16%
MFS New Discovery	05/01/1998	8.80%	10.95%	7.50%
MFS New Discovery Value Portfolio	10/01/2008	26.73%	14.22%		10.56%
MFS Utilities	01/03/1995	11.24%	7.73%	6.34%
MFS VIT Mid Cap Value	03/07/2008	15.76%	14.48%		9.02%

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
MidCap	12/18/1987	10.37%	15.19%	10.18%
Multi-Asset Income	07/28/2015	7.96%			3.43%
Neuberger Berman AMT Large Cap Value	03/22/1994	27.37%	13.54%	4.62%
Oppenheimer Main Street Small Cap	07/16/2001	17.67%	15.34%	6.91%
Principal Capital Appreciation	04/28/1998	9.11%	13.61%	7.48%
Principal LifeTime 2010	08/30/2004	5.25%	6.20%	3.42%
Principal LifeTime 2020	08/30/2004	5.76%	8.04%	3.96%
Principal LifeTime 2030	08/30/2004	5.87%	8.85%	4.07%
Principal LifeTime 2040	08/30/2004	5.45%	9.68%	4.27%
Principal LifeTime 2050	08/30/2004	5.58%	10.04%	4.29%
Principal LifeTime 2060	05/01/2013	5.52%			6.97%
Principal LifeTime Strategic Income	08/30/2004	4.77%	4.58%	2.91%
Putnam VT Growth Opportunities	01/31/2000	6.51%	14.43%	7.40%
Real Estate Securities	05/01/1998	5.85%	12.31%	5.72%
SAM Balanced	06/03/1997	6.82%	8.48%	5.52%
SAM Conservative Balanced	04/23/1998	6.37%	6.81%	5.29%
SAM Conservative Growth	06/03/1997	7.00%	9.83%	5.35%
SAM Flexible Income	09/09/1997	7.04%	5.96%	5.29%
SAM Strategic Growth	06/03/1997	6.15%	10.82%	5.25%
Short-Term Income	01/12/1994	2.14%	2.13%	2.98%
SmallCap	05/01/1998	17.39%	15.84%	7.21%
Templeton Global Bond VIP	01/24/1989	2.94%	3.27%	6.43%
TOPS Managed Balanced ETF	06/09/2011	6.22%	4.11%		3.48%
TOPS Managed Growth ETF	04/26/2011	5.57%	4.04%		2.47%
TOPS Managed Moderate Growth ETF	06/09/2011	6.31%	4.57%		3.78%
VanEck VIP Global Hard Assets	05/01/2006	43.41%	-2.68%	1.33%
Wanger International	05/03/1995	-1.41%	7.02%	3.56%
FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Principal Life Insurance
Company Variable Life Separate Account (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2016, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2016 and 2015. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Principal Life Insurance Company
Variable Life Separate Account at December 31, 2016, the results of its operations for the year or period then ended and the changes in its net assets for the years or periods ended December 31,
2016 and 2015, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 27, 2017

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division

Assets
Investments in shares of mutual funds, at market	$388,268	$579,064	$1,092,242

Liabilities	—	—	—
Net assets	$388,268	$579,064	$1,092,242

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$—	$—	$—
Principal Benefit Variable Universal Life II	21,390	82,656	10,370
Principal Executive Variable Universal Life	—	—	244,564
Principal Executive Variable Universal Life II	366,878	496,408	551,839
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	285,469
Total net assets	$388,268	$579,064	$1,092,242

Investments in shares of mutual funds, at cost	$389,284	$621,305	$1,115,792
Shares of mutual funds owned	17,419	33,395	82,247
Accumulation units outstanding:
Principal Benefit Variable Universal Life	—	—	—
Principal Benefit Variable Universal Life II	1,583	8,875	1,421
Principal Executive Variable Universal Life	—	—	33,508
Principal Executive Variable Universal Life II	27,148	53,300	75,606
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	39,115

Accumulation unit value:
Principal Benefit Variable Universal Life	$—	$—	$7.30
Principal Benefit Variable Universal Life II	13.51	9.31	7.30
Principal Executive Variable Universal Life	—	—	7.30
Principal Executive Variable Universal Life II	13.51	9.31	7.30
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	7.30

See accompanying notes.

AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division

$1,700,935	$5,564,891	$1,204,752	$2,868,987	$5,287,933	$1,576,872	$1,114,663

—	—	—	—	—	—	—
$1,700,935	$5,564,891	$1,204,752	$2,868,987	$5,287,933	$1,576,872	$1,114,663

$—	$—	$44,225	$—	$13,106	$—	$33,778
133,029	408,945	56,121	—	102,925	—	11,153
—	—	663,000	—	1,087,791	—	256,834
1,268,290	4,603,129	383,730	—	1,456,842	—	812,898
—	—	—	21,110	—	15,061	—
—	—	—	1,885,298	—	325,616	—
—	—	—	207,284	—	138,033	—
—	—	—	755,295	—	113,660	—
—	—	—	—	762,705	127,728	—
—	—	—	—	1,178,212	432,987	—
299,616	552,817	57,676	—	686,352	423,787	—
$1,700,935	$5,564,891	$1,204,752	$2,868,987	$5,287,933	$1,576,872	$1,114,663

$2,243,529	$5,297,839	$1,243,012	$2,308,245	$4,774,922	$1,648,134	$1,159,227
130,140	274,268	86,548	307,831	567,374	155,971	119,088

—	—	3,871	—	545	—	1,836
6,922	18,111	4,912	—	4,279	—	606
—	—	58,030	—	45,226	—	13,958
65,995	203,855	33,586	—	60,570	—	44,180
—	—	—	1,067	—	1,336	—
—	—	—	84,707	—	27,476	—
—	—	—	9,313	—	11,648	—
—	—	—	33,935	—	9,591	—
—	—	—	—	31,710	10,778	—
—	—	—	—	48,986	36,537	—
15,590	24,482	5,048	—	28,536	35,760	—

$—	$—	$11.43	$—	$24.05	$—	$18.40
19.22	22.58	11.43	—	24.05	—	18.40
—	—	11.43	—	24.05	—	18.40
19.22	22.58	11.43	—	24.05	—	18.40
—	—	—	19.80	—	11.28	—
—	—	—	22.26	—	11.85	—
—	—	—	22.26	—	11.85	—
—	—	—	22.26	—	11.85	—
—	—	—	—	24.05	11.85	—
—	—	—	—	24.05	11.85	—
19.22	22.58	11.43	—	24.05	11.85	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division

Assets
Investments in shares of mutual funds, at market	$26,054,402	$2,004,553	$3,810,093

Liabilities	—	—	—
Net assets	$26,054,402	$2,004,553	$3,810,093

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$461,823	$—	$201,832
Principal Benefit Variable Universal Life II	738,765	—	—
Principal Executive Variable Universal Life	12,562,866	—	1,575,188
Principal Executive Variable Universal Life II	10,684,612	—	—
Principal Flexible Variable Life	17,374	28,053	—
PrinFlex Life®	307,098	1,067,982	—
Principal Survivorship Flexible Premium Variable Universal Life	—	172,088	—
Principal Variable Universal Life Accumulator	123,295	736,430	—
Principal Variable Universal Life Accumulator II	189,651	—	1,317,379
Principal Variable Universal Life Income	119,248	—	715,694
Principal Variable Universal Life Income II	849,670	—	—
Total net assets	$26,054,402	$2,004,553	$3,810,093

Investments in shares of mutual funds, at cost	$23,246,678	$1,498,193	$3,260,598
Shares of mutual funds owned	1,233,053	129,745	250,499
Accumulation units outstanding:
Principal Benefit Variable Universal Life	15,689	—	8,927
Principal Benefit Variable Universal Life II	25,097	—	—
Principal Executive Variable Universal Life	426,789	—	69,673
Principal Executive Variable Universal Life II	362,980	—	—
Principal Flexible Variable Life	620	1,526	—
PrinFlex Life®	10,433	51,674	—
Principal Survivorship Flexible Premium Variable Universal Life	—	8,326	—
Principal Variable Universal Life Accumulator	4,189	35,629	—
Principal Variable Universal Life Accumulator II	6,443	—	58,270
Principal Variable Universal Life Income	4,051	—	31,656
Principal Variable Universal Life Income II	28,865	—	—

Accumulation unit value:
Principal Benefit Variable Universal Life	$29.44	$—	$22.61
Principal Benefit Variable Universal Life II	29.44	—	—
Principal Executive Variable Universal Life	29.44	—	22.61
Principal Executive Variable Universal Life II	29.44	—	—
Principal Flexible Variable Life	28.01	18.38	—
PrinFlex Life®	29.44	20.67	—
Principal Survivorship Flexible Premium Variable Universal Life	29.44	20.67	—
Principal Variable Universal Life Accumulator	29.44	20.67	—
Principal Variable Universal Life Accumulator II	29.44	—	22.61
Principal Variable Universal Life Income	29.44	—	22.61
Principal Variable Universal Life Income II	29.44	—	—

See accompanying notes.

American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income & Growth Class 2 Division	American Funds Insurance Series Global Bond Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division	Balanced Class 1 Division

$33,857,867	$2,181,947	$958,062	$2,114,862	$2,248,144	$4,284,937	$14,118,526

—	—	—	—	—	—	—
$33,857,867	$2,181,947	$958,062	$2,114,862	$2,248,144	$4,284,937	$14,118,526

$1,508,302	$—	$—	$—	$—	$—	$—
510,336	14,817	792	31,212	16,529	6,322	—
8,025,212	291,171	428,125	851,502	480,258	1,407,551	—
13,172,497	981,036	529,145	856,539	1,221,059	2,344,015	—
22,580	—	—	3,535	—	89	2,015,911
2,467,291	438,328	—	72,738	144,121	157,940	8,479,994
1,134,255	—	—	1,066	3,670	874	634,548
869,069	56,889	—	4,646	6,661	18,043	838,315
2,710,518	125,102	—	64,148	88,530	147,028	1,217,164
1,709,766	123,868	—	22,371	64,422	119,440	932,594
1,728,041	150,736	—	207,105	222,894	83,635	—
$33,857,867	$2,181,947	$958,062	$2,114,862	$2,248,144	$4,284,937	$14,118,526

$25,688,833	$2,132,033	$1,003,493	$2,045,011	$2,427,331	$4,275,377	$12,440,051
3,227,633	162,954	86,002	31,603	134,138	219,291	815,157

52,453	—	—	—	—	—	—
17,748	1,335	81	2,437	1,742	676	—
279,092	26,242	43,596	66,471	50,618	150,583	—
458,098	88,416	53,883	66,864	128,697	250,768	—
876	—	—	281	—	10	37,122
85,805	39,504	—	5,678	15,190	16,897	312,859
39,446	—	—	83	387	93	31,176
30,224	5,127	—	363	702	1,930	30,928
94,264	11,275	—	5,008	9,331	15,729	44,906
59,461	11,164	—	1,746	6,790	12,778	34,406
60,096	13,585	—	16,167	23,493	8,948	—

$28.75	$11.10	$9.82	$12.81	$9.49	$9.35	$—
28.75	11.10	9.82	12.81	9.49	9.35	—
28.75	11.10	9.82	12.81	9.49	9.35	—
28.75	11.10	9.82	12.81	9.49	9.35	—
25.77	10.96	—	12.56	9.30	9.16	54.31
28.75	11.10	—	12.81	9.49	9.35	27.11
28.75	11.10	—	12.81	9.49	9.35	20.35
28.75	11.10	—	12.81	9.49	9.35	27.11
28.75	11.10	—	12.81	9.49	9.35	27.11
28.75	11.10	—	12.81	9.49	9.35	27.11
28.75	11.10	—	12.81	9.49	9.35	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Division

Assets
Investments in shares of mutual funds, at market	$4,048,794	$2,821,415	$3,142,094

Liabilities	—	—	—
Net assets	$4,048,794	$2,821,415	$3,142,094

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$114,681	$—	$—
Principal Benefit Variable Universal Life II	51,109	187,111	1,789
Principal Executive Variable Universal Life	775,698	—	—
Principal Executive Variable Universal Life II	3,107,306	2,634,304	2,636,811
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	503,494
Total net assets	$4,048,794	$2,821,415	$3,142,094

Investments in shares of mutual funds, at cost	$4,108,932	$2,982,118	$3,215,839
Shares of mutual funds owned	395,004	37,385	57,548
Accumulation units outstanding:
Principal Benefit Variable Universal Life	10,643	—	—
Principal Benefit Variable Universal Life II	4,743	18,599	169
Principal Executive Variable Universal Life	71,986	—	—
Principal Executive Variable Universal Life II	288,363	261,857	248,646
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	47,479

Accumulation unit value:
Principal Benefit Variable Universal Life	$10.78	$—	$—
Principal Benefit Variable Universal Life II	10.78	10.06	10.60
Principal Executive Variable Universal Life	10.78	—	—
Principal Executive Variable Universal Life II	10.78	10.06	10.60
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	10.60

See accompanying notes.

Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Portfolio Series I Division	ClearBridge Small Cap Growth Series I Division	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division

$22,268,227	$883,668	$1,532,483	$99,463	$7,381,703	$86,299,827	$502,090

—	—	—	—	—	—	—
$22,268,227	$883,668	$1,532,483	$99,463	$7,381,703	$86,299,827	$502,090

$722,028	$—	$—	$—	$156,860	$2,932,658	$53,839
388,077	—	—	8,511	37,099	348,528	43,970
10,324,483	—	—	—	2,767,047	19,142,070	108,834
8,868,992	—	—	15,838	4,420,697	4,948,603	295,447
—	9,918	—	—	—	718,043	—
—	165,442	—	18,414	—	11,787,929	—
—	5,427	—	—	—	1,369,550	—
—	7,355	—	3,381	—	33,346,521	—
337,990	19,038	242,182	34,649	—	5,856,911	—
929,124	396,405	402,734	8,167	—	4,153,741	—
697,533	280,083	887,567	10,503	—	1,695,273	—
$22,268,227	$883,668	$1,532,483	$99,463	$7,381,703	$86,299,827	$502,090

$21,749,272	$837,802	$1,389,895	$93,192	$7,289,877	$88,033,275	$492,664
286,077	7,217	14,282	5,216	346,396	7,739,895	98,064

33,708	—	—	—	12,213	117,495	5,346
18,117	—	—	814	2,888	13,964	4,367
481,995	—	—	—	215,437	766,916	10,808
414,046	—	—	1,515	344,188	198,263	29,341
—	811	—	—	—	16,273	—
—	13,245	—	1,761	—	472,277	—
—	434	—	—	—	63,014	—
—	589	—	323	—	1,336,009	—
15,779	1,524	11,570	3,314	—	234,653	—
43,376	31,735	19,240	781	—	166,417	—
32,564	22,422	42,402	1,005	—	67,920	—

$21.42	$—	$—	$10.45	$12.84	$24.96	$10.07
21.42	—	—	10.45	12.84	24.96	10.07
21.42	—	—	10.45	12.84	24.96	10.07
21.42	—	—	10.45	12.84	24.96	10.07
—	12.24	—	10.33	—	44.12	—
—	12.49	—	10.45	—	24.96	—
—	12.49	—	10.45	—	21.73	—
—	12.49	—	10.45	—	24.96	—
21.42	12.49	20.93	10.45	—	24.96	—
21.42	12.49	20.93	10.45	—	24.96	—
21.42	12.49	20.93	10.45	—	24.96	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Growth Service Class Division	Deutsche Alternative Asset Allocation Class B Division

Assets
Investments in shares of mutual funds, at market	$20,203,625	$2,254,562	$560,047

Liabilities	—	—	—
Net assets	$20,203,625	$2,254,562	$560,047

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$272,906	$—	$547
Principal Benefit Variable Universal Life II	377,343	—	21,025
Principal Executive Variable Universal Life	5,955,090	—	9,417
Principal Executive Variable Universal Life II	10,942,876	—	529,058
Principal Flexible Variable Life	1,827	11,649	—
PrinFlex Life®	564,259	555,207	—
Principal Survivorship Flexible Premium Variable Universal Life	521	—	—
Principal Variable Universal Life Accumulator	246,357	219,421	—
Principal Variable Universal Life Accumulator II	242,702	469,465	—
Principal Variable Universal Life Income	869,611	389,220	—
Principal Variable Universal Life Income II	730,133	609,600	—
Total net assets	$20,203,625	$2,254,562	$560,047

Investments in shares of mutual funds, at cost	$18,867,819	$2,301,563	$559,504
Shares of mutual funds owned	509,292	84,283	43,213
Accumulation units outstanding:
Principal Benefit Variable Universal Life	11,360	—	55
Principal Benefit Variable Universal Life II	15,707	—	2,124
Principal Executive Variable Universal Life	247,878	—	951
Principal Executive Variable Universal Life II	455,493	—	53,444
Principal Flexible Variable Life	80	705	—
PrinFlex Life®	23,487	32,174	—
Principal Survivorship Flexible Premium Variable Universal Life	22	—	—
Principal Variable Universal Life Accumulator	10,254	12,715	—
Principal Variable Universal Life Accumulator II	10,102	27,205	—
Principal Variable Universal Life Income	36,198	22,555	—
Principal Variable Universal Life Income II	30,392	35,326	—

Accumulation unit value:
Principal Benefit Variable Universal Life	$24.02	$—	$9.90
Principal Benefit Variable Universal Life II	24.02	—	9.90
Principal Executive Variable Universal Life	24.02	—	9.90
Principal Executive Variable Universal Life II	24.02	—	9.90
Principal Flexible Variable Life	22.86	16.54	—
PrinFlex Life®	24.02	17.26	—
Principal Survivorship Flexible Premium Variable Universal Life	24.02	17.26	—
Principal Variable Universal Life Accumulator	24.02	17.26	—
Principal Variable Universal Life Accumulator II	24.02	17.26	—
Principal Variable Universal Life Income	24.02	17.26	—
Principal Variable Universal Life Income II	24.02	17.26	—

See accompanying notes.

Deutsche Small Mid Cap Value Class B Division	Diversified International Class 1 Division	Dreyfus IP Core Value Service Shares Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division	Dreyfus Socially Responsible Growth Service Shares Division	Dreyfus VIF Appreciation Service Shares Division

$2,625,872	$122,650,369	$496,002	$418,805	$1,058,000	$506,737	$3,834,273

—	—	—	—	—	—	—
$2,625,872	$122,650,369	$496,002	$418,805	$1,058,000	$506,737	$3,834,273

$152,640	$5,516,231	$—	$—	$—	$73,641	$922,097
86,746	490,997	79,471	8,037	163,321	12,272	137,248
337,360	26,893,590	234,355	—	203,118	165,570	1,135,156
1,378,314	11,970,458	182,176	308,546	691,561	255,254	1,639,772
8,523	173,705	—	—	—	—	—
159,365	33,588,382	—	27,344	—	—	—
26,726	3,010,939	—	1,216	—	—	—
13,368	12,446,047	—	6,912	—	—	—
34,053	12,499,189	—	54,923	—	—	—
111,186	13,228,755	—	1,699	—	—	—
317,591	2,832,076	—	10,128	—	—	—
$2,625,872	$122,650,369	$496,002	$418,805	$1,058,000	$506,737	$3,834,273

$2,545,271	$114,651,281	$474,381	$396,640	$1,032,206	$516,133	$4,185,204
157,900	9,139,372	28,007	20,930	62,678	13,527	94,162

7,522	222,710	—	—	—	3,387	42,293
4,275	19,823	3,275	647	9,629	564	6,295
16,624	1,085,786	9,659	—	11,976	7,615	52,064
67,920	483,279	7,508	24,831	40,775	11,740	75,209
438	9,745	—	—	—	—	—
7,853	1,356,080	—	2,201	—	—	—
1,317	159,521	—	98	—	—	—
659	502,493	—	556	—	—	—
1,678	504,637	—	4,420	—	—	—
5,479	534,085	—	137	—	—	—
15,650	114,344	—	815	—	—	—

$20.29	$24.77	$24.26	$12.43	$16.96	$21.74	$21.80
20.29	24.77	24.26	12.43	16.96	21.74	21.80
20.29	24.77	24.26	12.43	16.96	21.74	21.80
20.29	24.77	24.26	12.43	16.96	21.74	21.80
19.46	17.82	—	12.18	—	—	—
20.29	24.77	—	12.43	—	—	—
20.29	18.87	—	12.43	—	—	—
20.29	24.77	—	12.43	—	—	—
20.29	24.77	—	12.43	—	—	—
20.29	24.77	—	12.43	—	—	—
20.29	24.77	—	12.43	—	—	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	Dreyfus VIF Opportunistic Small Cap Service Shares Division	Dreyfus VIF Quality Bond Service Shares Division	Equity Income Class 1 Division

Assets
Investments in shares of mutual funds, at market	$4,568,410	$973,728	$55,269,646

Liabilities	—	—	—
Net assets	$4,568,410	$973,728	$55,269,646

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$536,055	$30,383	$1,268,709
Principal Benefit Variable Universal Life II	—	—	630,948
Principal Executive Variable Universal Life	269,111	943,345	11,607,611
Principal Executive Variable Universal Life II	—	—	15,409,782
Principal Flexible Variable Life	—	—	148,937
PrinFlex Life®	—	—	8,081,448
Principal Survivorship Flexible Premium Variable Universal Life	—	—	1,329,323
Principal Variable Universal Life Accumulator	—	—	2,072,404
Principal Variable Universal Life Accumulator II	1,987,951	—	6,764,093
Principal Variable Universal Life Income	1,775,293	—	6,748,075
Principal Variable Universal Life Income II	—	—	1,208,316
Total net assets	$4,568,410	$973,728	$55,269,646

Investments in shares of mutual funds, at cost	$3,074,367	$987,542	$48,199,041
Shares of mutual funds owned	95,155	83,654	2,382,312
Accumulation units outstanding:
Principal Benefit Variable Universal Life	27,552	1,754	68,913
Principal Benefit Variable Universal Life II	—	—	34,275
Principal Executive Variable Universal Life	13,829	54,453	630,573
Principal Executive Variable Universal Life II	—	—	837,123
Principal Flexible Variable Life	—	—	8,720
PrinFlex Life®	—	—	439,012
Principal Survivorship Flexible Premium Variable Universal Life	—	—	72,206
Principal Variable Universal Life Accumulator	—	—	112,580
Principal Variable Universal Life Accumulator II	102,175	—	367,450
Principal Variable Universal Life Income	91,244	—	366,575
Principal Variable Universal Life Income II	—	—	65,640

Accumulation unit value:
Principal Benefit Variable Universal Life	$19.46	$17.33	$18.41
Principal Benefit Variable Universal Life II	—	—	18.41
Principal Executive Variable Universal Life	19.46	17.33	18.41
Principal Executive Variable Universal Life II	—	—	18.41
Principal Flexible Variable Life	—	—	17.08
PrinFlex Life®	—	—	18.41
Principal Survivorship Flexible Premium Variable Universal Life	—	—	18.41
Principal Variable Universal Life Accumulator	—	—	18.41
Principal Variable Universal Life Accumulator II	19.46	—	18.41
Principal Variable Universal Life Income	19.46	—	18.41
Principal Variable Universal Life Income II	—	—	18.41

See accompanying notes.

Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division

$1,280,119	$60,546,449	$86,409,691	$21,497,392	$22,907,679	$258,348,489	$14,678,439

—	—	—	—	—	—	—
$1,280,119	$60,546,449	$86,409,691	$21,497,392	$22,907,679	$258,348,489	$14,678,439

$508,867	$—	$8,009,357	$—	$1,449,446	$12,064,914	$1,371,632
—	—	1,206,707	—	148,896	2,408,897	—
771,252	—	42,668,543	—	8,011,594	113,580,697	6,823,732
—	—	12,565,742	—	1,335,979	102,223,735	—
—	303,732	—	91,184	—	348,625	24,825
—	51,961,100	—	17,405,150	—	10,531,165	1,711,602
—	3,820,933	—	1,945,955	—	1,320,417	332,916
—	4,460,684	—	2,055,103	—	2,489,311	558,187
—	—	8,048,791	—	5,722,537	5,019,348	2,186,598
—	—	9,306,397	—	4,667,168	3,787,129	1,668,947
—	—	4,604,154	—	1,572,059	4,574,251	—
$1,280,119	$60,546,449	$86,409,691	$21,497,392	$22,907,679	$258,348,489	$14,678,439

$1,349,145	$48,593,330	$79,477,172	$19,999,010	$21,865,450	$258,348,489	$12,735,700
85,569	1,824,787	2,662,856	978,488	1,067,460	258,348,489	251,171

24,241	—	254,461	—	61,589	1,205,252	61,267
—	—	38,338	—	6,328	240,642	—
36,737	—	1,355,610	—	340,468	11,346,399	304,799
—	—	399,220	—	56,755	10,211,865	—
—	10,638	—	4,458	—	35,064	1,238
—	946,136	—	462,711	—	1,052,034	76,453
—	119,869	—	77,432	—	131,906	14,870
—	81,224	—	54,652	—	248,675	24,929
—	—	255,715	—	243,200	501,419	97,670
—	—	295,669	—	198,352	378,324	74,548
—	—	146,276	—	66,802	456,955	—

$20.99	$—	$31.48	$—	$23.53	$10.01	$22.39
—	—	31.48	—	23.53	10.01	—
20.99	—	31.48	—	23.53	10.01	22.39
—	—	31.48	—	23.53	10.01	—
—	28.55	—	20.45	—	9.94	20.06
—	54.92	—	37.62	—	10.01	22.39
—	31.88	—	25.13	—	10.01	22.39
—	54.92	—	37.62	—	10.01	22.39
—	—	31.48	—	23.53	10.01	22.39
—	—	31.48	—	23.53	10.01	22.39
—	—	31.48	—	23.53	10.01	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division

Assets
Investments in shares of mutual funds, at market	$5,554,855	$21,271,240	$41,070,626

Liabilities	—	—	—
Net assets	$5,554,855	$21,271,240	$41,070,626

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$—	$2,278,350	$5,767,390
Principal Benefit Variable Universal Life II	—	178,363	961,095
Principal Executive Variable Universal Life	—	11,599,350	18,151,119
Principal Executive Variable Universal Life II	—	3,411,854	6,981,327
Principal Flexible Variable Life	31,898	—	—
PrinFlex Life®	4,532,863	—	—
Principal Survivorship Flexible Premium Variable Universal Life	518,607	—	—
Principal Variable Universal Life Accumulator	471,487	—	—
Principal Variable Universal Life Accumulator II	—	945,473	2,768,498
Principal Variable Universal Life Income	—	1,051,243	4,357,701
Principal Variable Universal Life Income II	—	1,806,607	2,083,496
Total net assets	$5,554,855	$21,271,240	$41,070,626

Investments in shares of mutual funds, at cost	$5,901,790	$22,250,601	$40,540,181
Shares of mutual funds owned	1,032,501	4,090,622	1,243,434
Accumulation units outstanding:
Principal Benefit Variable Universal Life	—	81,101	145,693
Principal Benefit Variable Universal Life II	—	6,349	38,952
Principal Executive Variable Universal Life	—	412,894	458,491
Principal Executive Variable Universal Life II	—	121,449	282,901
Principal Flexible Variable Life	1,360	—	—
PrinFlex Life®	189,740	—	—
Principal Survivorship Flexible Premium Variable Universal Life	25,713	—	—
Principal Variable Universal Life Accumulator	19,737	—	—
Principal Variable Universal Life Accumulator II	—	33,655	69,941
Principal Variable Universal Life Income	—	37,420	110,070
Principal Variable Universal Life Income II	—	64,309	52,630

Accumulation unit value:
Principal Benefit Variable Universal Life	$—	$28.09	$39.59
Principal Benefit Variable Universal Life II	—	28.09	24.68
Principal Executive Variable Universal Life	—	28.09	39.59
Principal Executive Variable Universal Life II	—	28.09	24.68
Principal Flexible Variable Life	23.45	—	—
PrinFlex Life®	23.89	—	—
Principal Survivorship Flexible Premium Variable Universal Life	20.17	—	—
Principal Variable Universal Life Accumulator	23.89	—	—
Principal Variable Universal Life Accumulator II	—	28.09	39.59
Principal Variable Universal Life Income	—	28.09	39.59
Principal Variable Universal Life Income II	—	28.09	39.59

See accompanying notes.

Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division

$16,406,935	$26,792,334	$7,868,931	$17,320,817	$21,762,853	$12,172,507	$1,209,786

—	—	—	—	—	—	—
$16,406,935	$26,792,334	$7,868,931	$17,320,817	$21,762,853	$12,172,507	$1,209,786

$3,361,682	$2,572,658	$1,160,223	$1,481,431	$1,301,266	$433,909	$27,093
538,684	484,994	189,420	386,417	658,601	693,546	35,493
8,640,373	13,901,673	4,316,995	4,968,323	11,360,940	3,274,302	24,960
3,866,196	8,173,848	2,202,293	8,819,159	7,629,116	7,770,750	1,122,240
—	—	—	—	1,066	—	—
—	—	—	—	229,618	—	—
—	—	—	—	—	—	—
—	—	—	—	25,287	—	—
—	—	—	—	339,640	—	—
—	—	—	—	87,457	—	—
—	1,659,161	—	1,665,487	129,862	—	—
$16,406,935	$26,792,334	$7,868,931	$17,320,817	$21,762,853	$12,172,507	$1,209,786

$16,236,924	$28,740,346	$8,093,071	$17,860,106	$22,120,791	$12,388,926	$1,245,005
1,066,771	1,359,327	391,879	695,895	1,124,114	1,144,033	98,839

121,203	79,317	47,476	54,846	38,264	27,730	2,365
19,421	14,952	7,751	14,306	19,366	44,323	3,099
311,515	428,584	176,650	183,940	334,060	209,253	2,179
139,390	251,997	90,117	326,507	224,329	496,610	97,971
—	—	—	—	33	—	—
—	—	—	—	6,750	—	—
—	—	—	—	—	—	—
—	—	—	—	744	—	—
—	—	—	—	9,987	—	—
—	—	—	—	2,572	—	—
—	51,151	—	61,661	3,818	—	—

$27.74	$32.44	$24.44	$27.01	$34.01	$15.65	$11.45
27.74	32.44	24.44	27.01	34.01	15.65	11.45
27.74	32.44	24.44	27.01	34.01	15.65	11.45
27.74	32.44	24.44	27.01	34.01	15.65	11.45
—	—	—	—	32.61	—	—
—	—	—	—	34.01	—	—
—	—	—	—	34.01	—	—
—	—	—	—	34.01	—	—
—	—	—	—	34.01	—	—
—	—	—	—	34.01	—	—
—	32.44	—	27.01	34.01	—	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division

Assets
Investments in shares of mutual funds, at market	$625,806	$43,977,388	$34,926,702

Liabilities	—	—	—
Net assets	$625,806	$43,977,388	$34,926,702

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$138,458	$3,783,558	$449,915
Principal Benefit Variable Universal Life II	—	452,029	624,516
Principal Executive Variable Universal Life	487,348	13,752,622	5,862,434
Principal Executive Variable Universal Life II	—	5,655,707	7,834,412
Principal Flexible Variable Life	—	241,213	159,126
PrinFlex Life®	—	8,979,627	4,434,771
Principal Survivorship Flexible Premium Variable Universal Life	—	808,145	643,236
Principal Variable Universal Life Accumulator	—	2,931,348	1,957,269
Principal Variable Universal Life Accumulator II	—	2,997,093	3,945,947
Principal Variable Universal Life Income	—	2,677,485	5,936,632
Principal Variable Universal Life Income II	—	1,698,561	3,078,444
Total net assets	$625,806	$43,977,388	$34,926,702

Investments in shares of mutual funds, at cost	$540,474	$46,028,107	$37,683,835
Shares of mutual funds owned	45,381	4,406,551	2,505,502
Accumulation units outstanding:
Principal Benefit Variable Universal Life	6,830	281,968	13,815
Principal Benefit Variable Universal Life II	—	33,687	19,181
Principal Executive Variable Universal Life	24,040	1,024,889	180,049
Principal Executive Variable Universal Life II	—	421,481	240,615
Principal Flexible Variable Life	—	19,104	5,454
PrinFlex Life®	—	669,191	136,197
Principal Survivorship Flexible Premium Variable Universal Life	—	60,228	19,755
Principal Variable Universal Life Accumulator	—	218,461	60,109
Principal Variable Universal Life Accumulator II	—	223,358	121,187
Principal Variable Universal Life Income	—	199,531	182,327
Principal Variable Universal Life Income II	—	126,583	94,534

Accumulation unit value:
Principal Benefit Variable Universal Life	$20.27	$13.42	$32.56
Principal Benefit Variable Universal Life II	—	13.42	32.56
Principal Executive Variable Universal Life	20.27	13.42	32.56
Principal Executive Variable Universal Life II	—	13.42	32.56
Principal Flexible Variable Life	—	12.63	29.18
PrinFlex Life®	—	13.42	32.56
Principal Survivorship Flexible Premium Variable Universal Life	—	13.42	32.56
Principal Variable Universal Life Accumulator	—	13.42	32.56
Principal Variable Universal Life Accumulator II	—	13.42	32.56
Principal Variable Universal Life Income	—	13.42	32.56
Principal Variable Universal Life Income II	—	13.42	32.56

See accompanying notes.

Invesco American Franchise Series I Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Health Care Series I Division	Invesco Global Real Estate Series I Division

$2,018,207	$1,643,489	$58,123	$6,828,372	$8,969,358	$17,160,962	$777,378

—	—	—	—	—	—	—
$2,018,207	$1,643,489	$58,123	$6,828,372	$8,969,358	$17,160,962	$777,378

$63,602	$—	$—	$89,582	$—	$1,098,246	$36,647
—	42,884	—	—	106,079	238,419	64,308
363,826	—	—	2,284,524	—	5,743,343	103,433
—	576,199	13,857	—	1,675,607	2,462,773	572,990
18,805	—	—	36,369	—	39,640	—
894,637	—	25,569	2,279,176	—	3,029,146	—
284,335	—	—	813,959	—	175,472	—
393,002	—	—	1,324,762	—	936,279	—
—	486,413	8,848	—	3,439,078	1,305,030	—
—	336,650	8,342	—	3,216,813	1,592,693	—
—	201,343	1,507	—	531,781	539,921	—
$2,018,207	$1,643,489	$58,123	$6,828,372	$8,969,358	$17,160,962	$777,378

$1,697,848	$1,455,916	$54,853	$6,336,975	$8,218,396	$21,327,384	$808,094
37,667	31,630	3,407	197,466	262,954	711,778	48,135

3,993	—	—	4,328	—	45,012	3,509
—	2,725	—	—	3,597	9,772	6,157
22,842	—	—	110,371	—	235,405	9,903
—	36,611	1,378	—	56,815	100,943	54,861
1,223	—	—	1,976	—	1,827	—
56,168	—	2,543	110,113	—	124,158	—
17,851	—	—	39,324	—	7,192	—
24,674	—	—	64,004	—	38,376	—
—	30,906	880	—	116,605	53,490	—
—	21,390	830	—	109,079	65,280	—
—	12,793	150	—	18,031	22,130	—

$15.93	$—	$10.06	$20.70	$—	$24.40	$10.44
—	15.74	10.06	—	29.49	24.40	10.44
15.93	—	10.06	20.70	—	24.40	10.44
—	15.74	10.06	—	29.49	24.40	10.44
15.38	—	9.93	18.41	—	21.70	—
15.93	—	10.06	20.70	—	24.40	—
15.93	—	10.06	20.70	—	24.40	—
15.93	—	10.06	20.70	—	24.40	—
—	15.74	10.06	—	29.49	24.40	—
—	15.74	10.06	—	29.49	24.40	—
—	15.74	10.06	—	29.49	24.40	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division

Assets
Investments in shares of mutual funds, at market	$19,383,661	$464,516	$1,880,145

Liabilities	—	—	—
Net assets	$19,383,661	$464,516	$1,880,145

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$683,631	$72,831	$278,198
Principal Benefit Variable Universal Life II	277,750	26,789	86,363
Principal Executive Variable Universal Life	10,995,426	98,816	602,503
Principal Executive Variable Universal Life II	7,426,854	95,798	274,121
Principal Flexible Variable Life	—	4,052	16,941
PrinFlex Life®	—	77,497	413,184
Principal Survivorship Flexible Premium Variable Universal Life	—	—	93,785
Principal Variable Universal Life Accumulator	—	—	115,050
Principal Variable Universal Life Accumulator II	—	5,731	—
Principal Variable Universal Life Income	—	31,960	—
Principal Variable Universal Life Income II	—	51,042	—
Total net assets	$19,383,661	$464,516	$1,880,145

Investments in shares of mutual funds, at cost	$19,742,648	$477,726	$1,870,855
Shares of mutual funds owned	589,348	36,837	384,487
Accumulation units outstanding:
Principal Benefit Variable Universal Life	26,502	3,747	18,660
Principal Benefit Variable Universal Life II	10,768	1,378	5,793
Principal Executive Variable Universal Life	426,260	5,085	40,413
Principal Executive Variable Universal Life II	287,919	4,929	18,386
Principal Flexible Variable Life	—	217	1,177
PrinFlex Life®	—	3,988	27,714
Principal Survivorship Flexible Premium Variable Universal Life	—	—	6,291
Principal Variable Universal Life Accumulator	—	—	7,718
Principal Variable Universal Life Accumulator II	—	295	—
Principal Variable Universal Life Income	—	1,645	—
Principal Variable Universal Life Income II	—	2,626	—

Accumulation unit value:
Principal Benefit Variable Universal Life	$25.80	$19.43	$14.91
Principal Benefit Variable Universal Life II	25.80	19.43	14.91
Principal Executive Variable Universal Life	25.80	19.43	14.91
Principal Executive Variable Universal Life II	25.80	19.43	14.91
Principal Flexible Variable Life	—	18.63	14.39
PrinFlex Life®	—	19.43	14.91
Principal Survivorship Flexible Premium Variable Universal Life	—	19.43	14.91
Principal Variable Universal Life Accumulator	—	19.43	14.91
Principal Variable Universal Life Accumulator II	—	19.43	—
Principal Variable Universal Life Income	—	19.43	—
Principal Variable Universal Life Income II	—	19.43	—

See accompanying notes.

Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Aspen Balanced Service Shares Division	Janus Aspen Enterprise Service Shares Division	Janus Aspen Flexible Bond Service Shares Division	Janus Aspen Forty Service Shares Division	Janus Aspen Global Research Service Shares Division

$9,472,359	$4,445,042	$16,236,866	$32,521,877	$48,805,526	$6,207,540	$2,148,917

—	—	—	—	—	—	—
$9,472,359	$4,445,042	$16,236,866	$32,521,877	$48,805,526	$6,207,540	$2,148,917

$528,430	$384,724	$273,815	$747,700	$2,634,914	$—	$367,653
118,788	—	766,670	541,450	420,603	241,441	44,051
3,321,412	2,561,928	4,138,462	10,122,901	26,672,067	—	603,546
4,320,623	—	11,057,919	16,633,864	19,077,942	4,948,173	1,133,667
2,923	43,143	—	11,497	—	—	—
676,947	1,028,262	—	2,967,267	—	—	—
127,178	85,666	—	131,456	—	—	—
376,058	341,319	—	1,365,742	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	1,017,926	—
$9,472,359	$4,445,042	$16,236,866	$32,521,877	$48,805,526	$6,207,540	$2,148,917

$10,554,254	$4,518,407	$16,099,316	$31,505,485	$50,247,728	$6,973,172	$2,093,869
515,363	248,465	509,152	578,475	3,864,254	201,609	53,898

29,810	33,320	10,289	27,140	123,043	—	21,781
6,405	—	28,810	19,653	19,641	14,221	2,610
187,370	221,890	155,515	367,438	1,245,511	—	35,757
232,971	—	415,534	603,772	890,885	291,458	67,163
177	4,202	—	469	—	—	—
38,188	89,058	—	107,705	—	—	—
7,174	7,419	—	4,772	—	—	—
21,215	29,563	—	49,574	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	59,958	—

$17.73	$11.55	$26.61	$27.55	$21.41	$—	$16.88
18.55	—	26.61	27.55	21.41	16.98	16.88
17.73	11.55	26.61	27.55	21.41	—	16.88
18.55	—	26.61	27.55	21.41	16.98	16.88
16.48	10.27	—	24.50	—	—	—
17.73	11.55	—	27.55	—	—	—
17.73	11.55	—	27.55	—	—	—
17.73	11.55	—	27.55	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	16.98	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	Janus Aspen Overseas Service Shares Division	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division

Assets
Investments in shares of mutual funds, at market	$3,099,054	$3,050,443	$5,463,249

Liabilities	—	—	—
Net assets	$3,099,054	$3,050,443	$5,463,249

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$313,368	$441,150	$2,176,820
Principal Benefit Variable Universal Life II	—	—	—
Principal Executive Variable Universal Life	2,785,686	2,609,293	3,286,429
Principal Executive Variable Universal Life II	—	—	—
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—
Total net assets	$3,099,054	$3,050,443	$5,463,249

Investments in shares of mutual funds, at cost	$3,957,938	$3,119,448	$5,110,019
Shares of mutual funds owned	129,831	281,406	242,919
Accumulation units outstanding:
Principal Benefit Variable Universal Life	14,563	31,449	63,346
Principal Benefit Variable Universal Life II	—	—	—
Principal Executive Variable Universal Life	129,460	186,014	95,639
Principal Executive Variable Universal Life II	—	—	—
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

Accumulation unit value:
Principal Benefit Variable Universal Life	$21.52	$14.03	$34.36
Principal Benefit Variable Universal Life II	—	—	—
Principal Executive Variable Universal Life	21.52	14.03	34.36
Principal Executive Variable Universal Life II	—	—	—
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

See accompanying notes.

LargeCap Growth Class 1 Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap Value Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	Lord Abbett Series Fund International Opportunities Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

$46,799,515	$148,225,614	$117,572,380	$64,959,231	$3,310	$16,225	$14,959

—	—	—	—	—	—	—
$46,799,515	$148,225,614	$117,572,380	$64,959,231	$3,310	$16,225	$14,959

$589,847	$2,304,751	$—	$499,485	$—	$—	$—
173,268	1,439,531	2,723,255	301,804	1,164	15	2,227
6,858,548	23,532,139	—	4,997,286	—	—	—
1,470,298	42,240,696	77,950,909	2,192,476	1,198	—	—
77,970	79,000	88,223	4,052,636	—	—	—
17,152,188	59,593,509	18,199,695	22,566,116	948	16,210	8,767
1,821,430	3,658,502	2,286,727	3,589,572	—	—	—
16,176,500	2,757,337	2,115,911	19,364,580	—	—	—
1,089,166	6,176,512	7,347,235	2,725,791	—	—	—
1,167,081	3,813,283	4,361,138	2,826,234	—	—	3,965
223,219	2,630,354	2,499,287	1,843,251	—	—	—
$46,799,515	$148,225,614	$117,572,380	$64,959,231	$3,310	$16,225	$14,959

$37,279,306	$149,217,251	$100,251,256	$63,790,334	$3,331	$16,302	$14,422
1,918,013	6,037,703	7,614,791	2,163,145	153	2,083	1,158

24,353	59,492	—	15,614	—	—	—
7,154	37,159	123,132	9,435	105	1	187
283,169	607,448	—	156,217	—	—	—
60,704	1,090,382	3,524,554	68,538	108	—	—
4,870	3,930	4,396	54,376	—	—	—
708,163	1,538,326	822,900	705,425	85	1,658	738
118,084	157,053	102,974	166,194	—	—	—
667,879	71,177	95,671	605,346	—	—	—
44,968	159,437	332,206	85,209	—	—	—
48,185	98,431	197,189	88,349	—	—	334
9,216	67,899	113,005	57,621	—	—	—

$24.22	$38.74	$—	$31.99	$11.11	$9.77	$11.88
24.22	38.74	22.12	31.99	11.11	9.77	11.88
24.22	38.74	—	31.99	11.11	9.77	11.88
24.22	38.74	22.12	31.99	11.11	9.77	11.88
16.01	20.09	20.07	74.53	11.06	9.73	11.83
24.22	38.74	22.12	31.99	11.11	9.77	11.88
15.42	23.29	22.21	21.60	11.11	9.77	11.88
24.22	38.74	22.12	31.99	11.11	9.77	11.88
24.22	38.74	22.12	31.99	11.11	9.77	11.88
24.22	38.74	22.12	31.99	11.11	9.77	11.88
24.22	38.74	22.12	31.99	11.11	9.77	11.88

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	MFS Global Equity Service Class Division	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division

Assets
Investments in shares of mutual funds, at market	$4,355,235	$19,086,740	$21,453

Liabilities	—	—	—
Net assets	$4,355,235	$19,086,740	$21,453

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$130,837	$1,062,435	$—
Principal Benefit Variable Universal Life II	237,843	338,414	1,862
Principal Executive Variable Universal Life	334,029	6,456,066	—
Principal Executive Variable Universal Life II	3,652,526	11,229,825	19,591
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—
Total net assets	$4,355,235	$19,086,740	$21,453

Investments in shares of mutual funds, at cost	$4,493,872	$19,552,352	$22,175
Shares of mutual funds owned	235,545	508,031	2,169
Accumulation units outstanding:
Principal Benefit Variable Universal Life	5,928	36,514	—
Principal Benefit Variable Universal Life II	10,775	11,631	193
Principal Executive Variable Universal Life	15,133	221,883	—
Principal Executive Variable Universal Life II	165,477	385,948	2,030
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

Accumulation unit value:
Principal Benefit Variable Universal Life	$22.07	$29.10	$9.65
Principal Benefit Variable Universal Life II	22.07	29.10	9.65
Principal Executive Variable Universal Life	22.07	29.10	9.65
Principal Executive Variable Universal Life II	22.07	29.10	9.65
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

See accompanying notes.

MFS International Value Service Class Division	MFS MidCap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division

$6,945,614	$571,258	$821,870	$9,296,986	$29,300	$2,042,763	$1,270,070

—	—	—	—	—	—	—
$6,945,614	$571,258	$821,870	$9,296,986	$29,300	$2,042,763	$1,270,070

$214,451	$36,841	$—	$908,644	$—	$319,158	$—
76,600	—	10,243	229,017	245	121,687	16,622
2,071,723	534,417	243,717	2,543,306	—	309,907	—
4,582,840	—	287,845	3,641,134	741	1,292,011	1,253,448
—	—	—	24,802	—	—	—
—	—	9,670	150,579	—	—	—
—	—	—	—	—	—	—
—	—	4,163	28,250	8,047	—	—
—	—	53,751	430,000	17,312	—	—
—	—	107,687	445,063	2,955	—	—
—	—	104,794	896,191	—	—	—
$6,945,614	$571,258	$821,870	$9,296,986	$29,300	$2,042,763	$1,270,070

$6,982,334	$586,201	$802,313	$9,544,111	$26,352	$2,224,132	$1,255,964
312,443	75,563	99,984	619,386	2,733	152,673	55,680

17,509	1,823	—	34,561	—	35,130	—
6,253	—	958	8,711	20	13,394	1,008
169,158	26,450	22,806	96,736	—	34,111	—
374,140	—	26,935	138,495	61	142,215	76,036
—	—	—	984	—	—	—
—	—	905	5,727	—	—	—
—	—	—	—	—	—	—
—	—	390	1,075	667	—	—
—	—	5,030	16,356	1,434	—	—
—	—	10,077	16,929	245	—	—
—	—	9,806	34,088	—	—	—

$12.25	$20.21	$10.69	$26.29	$12.07	$9.08	$—
12.25	—	10.69	26.29	12.07	9.08	16.48
12.25	20.21	10.69	26.29	12.07	9.08	—
12.25	—	10.69	26.29	12.07	9.08	16.48
—	—	10.56	25.21	12.01	—	—
—	—	10.69	26.29	12.07	—	—
—	—	10.69	26.29	12.07	—	—
—	—	10.69	26.29	12.07	—	—
—	—	10.69	26.29	12.07	—	—
—	—	10.69	26.29	12.07	—	—
—	—	10.69	26.29	12.07	—	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division

Assets
Investments in shares of mutual funds, at market	$3,287,564	$33,196,770	$179,257,288

Liabilities	—	—	—
Net assets	$3,287,564	$33,196,770	$179,257,288

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$—	$2,067,149	$7,406,889
Principal Benefit Variable Universal Life II	507,276	535,545	807,488
Principal Executive Variable Universal Life	—	19,425,522	23,718,564
Principal Executive Variable Universal Life II	1,665,992	11,168,554	10,625,515
Principal Flexible Variable Life	—	—	15,317,182
PrinFlex Life®	—	—	65,056,113
Principal Survivorship Flexible Premium Variable Universal Life	—	—	5,762,442
Principal Variable Universal Life Accumulator	—	—	9,798,934
Principal Variable Universal Life Accumulator II	—	—	16,894,092
Principal Variable Universal Life Income	—	—	16,184,508
Principal Variable Universal Life Income II	1,114,296	—	7,685,561
Total net assets	$3,287,564	$33,196,770	$179,257,288

Investments in shares of mutual funds, at cost	$3,610,669	$32,890,337	$166,005,247
Shares of mutual funds owned	124,671	1,785,733	3,517,608
Accumulation units outstanding:
Principal Benefit Variable Universal Life	—	70,978	101,486
Principal Benefit Variable Universal Life II	34,331	18,388	11,064
Principal Executive Variable Universal Life	—	666,994	324,982
Principal Executive Variable Universal Life II	112,748	383,484	145,586
Principal Flexible Variable Life	—	—	72,973
PrinFlex Life®	—	—	891,372
Principal Survivorship Flexible Premium Variable Universal Life	—	—	99,712
Principal Variable Universal Life Accumulator	—	—	134,260
Principal Variable Universal Life Accumulator II	—	—	231,475
Principal Variable Universal Life Income	—	—	221,748
Principal Variable Universal Life Income II	75,406	—	105,304

Accumulation unit value:
Principal Benefit Variable Universal Life	$—	$29.12	$72.98
Principal Benefit Variable Universal Life II	14.78	29.12	72.98
Principal Executive Variable Universal Life	—	29.12	72.98
Principal Executive Variable Universal Life II	14.78	29.12	72.98
Principal Flexible Variable Life	—	—	209.90
PrinFlex Life®	—	—	72.98
Principal Survivorship Flexible Premium Variable Universal Life	—	—	57.79
Principal Variable Universal Life Accumulator	—	—	72.98
Principal Variable Universal Life Accumulator II	—	—	72.98
Principal Variable Universal Life Income	—	—	72.98
Principal Variable Universal Life Income II	14.78	—	72.98

See accompanying notes.

Multi-Asset Income Class 1 Division	Neuberger Berman AMT Guardian Class I Division	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division

$1,975	$3,254,172	$5,245,943	$852,564	$3,837,691	$2,410,703	$450,232

—	—	—	—	—	—	—
$1,975	$3,254,172	$5,245,943	$852,564	$3,837,691	$2,410,703	$450,232

$—	$20,407	$946,350	$111,824	$23,909	$136,928	$311
1,975	60,006	14,923	48,079	178,081	81,922	8,134
—	2,624,860	3,752,918	520,047	300,354	365,388	76,671
—	548,899	172,434	172,614	3,043,000	1,826,465	365,116
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	359,318	—	292,347	—	—
$1,975	$3,254,172	$5,245,943	$852,564	$3,837,691	$2,410,703	$450,232

$1,940	$4,206,326	$4,883,306	$881,823	$3,653,096	$2,493,378	$415,475
193	221,976	344,222	40,368	161,587	240,830	57,208

—	821	52,721	11,168	1,018	11,921	49
188	2,414	831	4,802	7,585	7,132	1,298
—	105,618	209,075	51,938	12,793	31,809	12,228
—	22,086	9,606	17,239	129,609	159,005	58,254
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	20,018	—	12,452	—	—

$10.48	$24.85	$17.95	$10.01	$23.48	$11.49	$6.27
10.48	24.85	17.95	10.01	23.48	11.49	6.27
10.48	24.85	17.95	10.01	23.48	11.49	6.27
10.48	24.85	17.95	10.01	23.48	11.49	6.27
10.43	—	—	—	—	—	—
10.48	—	—	—	—	—	—
10.48	—	—	—	—	—	—
10.48	—	—	—	—	—	—
10.48	—	—	—	—	—	—
10.48	—	—	—	—	—	—
10.48	—	17.95	—	23.48	—	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division

Assets
Investments in shares of mutual funds, at market	$949,500	$9,159,255	$535,841

Liabilities	—	—	—
Net assets	$949,500	$9,159,255	$535,841

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$25,523	$136,559	$—
Principal Benefit Variable Universal Life II	80,755	376,916	15,395
Principal Executive Variable Universal Life	357,959	1,969,337	474,927
Principal Executive Variable Universal Life II	485,263	6,676,443	45,519
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—
Total net assets	$949,500	$9,159,255	$535,841

Investments in shares of mutual funds, at cost	$899,779	$8,846,058	$583,967
Shares of mutual funds owned	75,477	1,181,839	46,635
Accumulation units outstanding:
Principal Benefit Variable Universal Life	2,172	8,117	—
Principal Benefit Variable Universal Life II	6,873	22,401	1,397
Principal Executive Variable Universal Life	30,466	117,025	43,088
Principal Executive Variable Universal Life II	41,299	396,820	4,129
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

Accumulation unit value:
Principal Benefit Variable Universal Life	$11.75	$16.83	$11.02
Principal Benefit Variable Universal Life II	11.75	16.83	11.02
Principal Executive Variable Universal Life	11.75	16.83	11.02
Principal Executive Variable Universal Life II	11.75	16.83	11.02
Principal Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

See accompanying notes.

PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

$—	$10,161,498	$18,281,887	$34,725,852	$17,828,108	$15,504,600	$78,472,847

—	—	—	—	—	—	—
$—	$10,161,498	$18,281,887	$34,725,852	$17,828,108	$15,504,600	$78,472,847

$—	$661,336	$37,624	$709,819	$493,157	$694,929	$4,087,987
—	284,462	233,643	324,624	463,245	235,361	2,043,828
—	2,720,569	10,379,649	5,296,541	2,033,859	8,205,503	27,825,061
—	6,495,131	7,630,971	28,394,868	1,790,648	5,188,417	37,538,236
—	—	—	—	49,954	—	112,882
—	—	—	—	2,462,271	196,622	821,768
—	—	—	—	215,338	39,247	53,416
—	—	—	—	1,194,562	6,713	135,549
—	—	—	—	4,537,274	428,138	693,934
—	—	—	—	3,830,419	289,476	3,559,503
—	—	—	—	757,381	220,194	1,600,683
$—	$10,161,498	$18,281,887	$34,725,852	$17,828,108	$15,504,600	$78,472,847

$—	$10,446,652	$18,239,923	$36,251,970	$17,003,138	$15,432,044	$82,100,501
—	828,158	1,774,940	3,263,708	744,700	1,242,356	6,198,487

—	53,182	3,401	55,071	45,787	38,266	203,781
—	22,882	21,121	25,182	43,030	12,960	101,882
—	218,815	938,293	410,994	188,975	451,834	1,387,042
—	521,873	689,829	2,203,309	166,306	285,698	1,871,230
—	—	—	—	4,699	—	4,958
—	—	—	—	228,781	10,827	40,964
—	—	—	—	19,997	2,161	2,663
—	—	—	—	110,932	370	6,757
—	—	—	—	421,579	23,575	34,592
—	—	—	—	355,902	15,941	177,435
—	—	—	—	70,338	12,125	79,792

$10.08	$12.43	$11.06	$12.89	$10.76	$18.16	$20.06
10.08	12.43	11.06	12.89	10.76	18.16	20.06
10.08	12.43	11.06	12.89	10.76	18.16	20.06
10.08	12.43	11.06	12.89	10.76	18.16	20.06
—	—	—	—	10.63	20.48	22.77
—	—	—	—	10.76	18.16	20.06
—	—	—	—	10.76	18.16	20.06
—	—	—	—	10.76	18.16	20.06
—	—	—	—	10.76	18.16	20.06
—	—	—	—	10.76	18.16	20.06
—	—	—	—	10.76	18.16	20.06

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Assets
Investments in shares of mutual funds, at market	$57,057,448	$33,896,802	$16,429,556

Liabilities	—	—	—
Net assets	$57,057,448	$33,896,802	$16,429,556

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$2,405,351	$702,824	$455,487
Principal Benefit Variable Universal Life II	1,672,490	750,637	414,422
Principal Executive Variable Universal Life	19,942,705	9,063,334	2,732,681
Principal Executive Variable Universal Life II	22,635,722	12,307,340	5,738,915
Principal Flexible Variable Life	39,710	—	1,979
PrinFlex Life®	564,256	202,487	110,016
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	148,064	12,519	5,248
Principal Variable Universal Life Accumulator II	1,452,017	1,524,528	1,502,800
Principal Variable Universal Life Income	5,779,517	6,876,216	4,062,986
Principal Variable Universal Life Income II	2,417,616	2,456,917	1,405,022
Total net assets	$57,057,448	$33,896,802	$16,429,556

Investments in shares of mutual funds, at cost	$59,641,270	$33,960,928	$16,237,010
Shares of mutual funds owned	4,983,183	2,507,160	1,258,006
Accumulation units outstanding:
Principal Benefit Variable Universal Life	119,109	33,515	21,556
Principal Benefit Variable Universal Life II	82,818	35,794	19,612
Principal Executive Variable Universal Life	987,509	432,191	129,319
Principal Executive Variable Universal Life II	1,120,865	586,883	271,583
Principal Flexible Variable Life	1,668	—	78
PrinFlex Life®	27,941	9,656	5,207
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	7,332	597	248
Principal Variable Universal Life Accumulator II	71,897	72,698	71,119
Principal Variable Universal Life Income	286,187	327,897	192,273
Principal Variable Universal Life Income II	119,715	117,160	66,490

Accumulation unit value:
Principal Benefit Variable Universal Life	$20.19	$20.97	$21.13
Principal Benefit Variable Universal Life II	20.19	20.97	21.13
Principal Executive Variable Universal Life	20.19	20.97	21.13
Principal Executive Variable Universal Life II	20.19	20.97	21.13
Principal Flexible Variable Life	23.80	25.00	25.51
PrinFlex Life®	20.19	20.97	21.13
Principal Survivorship Flexible Premium Variable Universal Life	20.19	20.97	21.13
Principal Variable Universal Life Accumulator	20.19	20.97	21.13
Principal Variable Universal Life Accumulator II	20.19	20.97	21.13
Principal Variable Universal Life Income	20.19	20.97	21.13
Principal Variable Universal Life Income II	20.19	20.97	21.13

See accompanying notes.

Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth & Income Class IB Division	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division

$1,951,488	$8,521,689	$636,510	$22,655,434	$770,249	$78,178,172	$69,351,386

—	—	—	—	—	—	—
$1,951,488	$8,521,689	$636,510	$22,655,434	$770,249	$78,178,172	$69,351,386

$42,852	$295,138	$49,678	$190,721	$298,748	$5,833,578	$888,958
268,929	157,219	—	112,523	—	1,419,719	581,122
685,302	3,897,691	586,832	1,365,520	471,501	24,748,887	6,663,283
698,591	2,684,275	—	279,788	—	16,666,022	10,527,498
—	—	—	14,886	—	69,915	408,313
8,681	211,452	—	18,363,335	—	10,593,813	16,665,576
—	382,413	—	888,549	—	1,777,775	1,624,291
—	43,259	—	1,257,180	—	2,776,720	2,510,105
13,544	266,631	—	32,102	—	5,717,790	4,755,926
12,981	475,242	—	27,746	—	5,669,503	8,031,884
220,608	108,369	—	123,084	—	2,904,450	16,694,430
$1,951,488	$8,521,689	$636,510	$22,655,434	$770,249	$78,178,172	$69,351,386

$1,962,833	$8,492,095	$602,406	$22,491,948	$823,364	$71,347,025	$76,926,996
164,267	747,517	24,491	2,930,845	62,470	3,670,337	4,802,727

3,487	17,787	2,293	18,973	17,636	82,535	54,250
21,885	9,475	—	11,195	—	20,087	35,464
55,768	234,896	27,086	135,845	27,834	350,155	406,639
56,849	161,771	—	27,834	—	235,796	642,460
—	—	—	1,482	—	1,286	18,273
706	12,743	—	1,826,833	—	149,885	1,017,050
—	23,047	—	88,395	—	23,370	99,123
—	2,607	—	125,067	—	39,286	153,186
1,102	16,069	—	3,194	—	80,897	290,241
1,056	28,641	—	2,760	—	80,215	490,166
17,952	6,531	—	12,245	—	41,093	1,018,802

$12.29	$16.59	$21.67	$10.05	$16.94	$70.68	$16.39
12.29	16.59	—	10.05	—	70.68	16.39
12.29	16.59	21.67	10.05	16.94	70.68	16.39
12.29	16.59	—	10.05	—	70.68	16.39
11.96	17.30	—	10.04	—	54.35	22.35
12.29	16.59	—	10.05	—	70.68	16.39
12.29	16.59	—	10.05	—	76.07	16.39
12.29	16.59	—	10.05	—	70.68	16.39
12.29	16.59	—	10.05	—	70.68	16.39
12.29	16.59	—	10.05	—	70.68	16.39
12.29	16.59	—	10.05	—	70.68	16.39

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at market	$39,530,044	$51,320,237	$21,032,360

Liabilities	—	—	—
Net assets	$39,530,044	$51,320,237	$21,032,360

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$224,777	$808,885	$153,314
Principal Benefit Variable Universal Life II	147,923	1,313,808	586,849
Principal Executive Variable Universal Life	2,642,776	3,841,107	5,207,419
Principal Executive Variable Universal Life II	26,703,269	9,189,452	4,962,238
Principal Flexible Variable Life	18,806	112,890	54,240
PrinFlex Life®	2,018,130	4,996,714	2,229,555
Principal Survivorship Flexible Premium Variable Universal Life	155,935	300,882	841,051
Principal Variable Universal Life Accumulator	220,553	552,085	495,370
Principal Variable Universal Life Accumulator II	921,235	2,988,240	1,761,794
Principal Variable Universal Life Income	848,906	9,393,837	2,983,859
Principal Variable Universal Life Income II	5,627,734	17,822,337	1,756,671
Total net assets	$39,530,044	$51,320,237	$21,032,360

Investments in shares of mutual funds, at cost	$42,100,386	$52,346,496	$21,939,685
Shares of mutual funds owned	3,437,395	2,980,269	1,689,346
Accumulation units outstanding:
Principal Benefit Variable Universal Life	13,920	50,459	9,423
Principal Benefit Variable Universal Life II	9,161	81,956	36,068
Principal Executive Variable Universal Life	163,664	239,610	320,051
Principal Executive Variable Universal Life II	1,653,698	573,243	304,982
Principal Flexible Variable Life	954	4,574	2,935
PrinFlex Life®	124,980	311,697	137,030
Principal Survivorship Flexible Premium Variable Universal Life	9,657	18,769	51,691
Principal Variable Universal Life Accumulator	13,659	34,439	30,446
Principal Variable Universal Life Accumulator II	57,051	186,408	108,280
Principal Variable Universal Life Income	52,572	585,993	183,388
Principal Variable Universal Life Income II	348,519	1,111,770	107,966

Accumulation unit value:
Principal Benefit Variable Universal Life	$16.15	$16.03	$16.27
Principal Benefit Variable Universal Life II	16.15	16.03	16.27
Principal Executive Variable Universal Life	16.15	16.03	16.27
Principal Executive Variable Universal Life II	16.15	16.03	16.27
Principal Flexible Variable Life	19.71	24.68	18.48
PrinFlex Life®	16.15	16.03	16.27
Principal Survivorship Flexible Premium Variable Universal Life	16.15	16.03	16.27
Principal Variable Universal Life Accumulator	16.15	16.03	16.27
Principal Variable Universal Life Accumulator II	16.15	16.03	16.27
Principal Variable Universal Life Income	16.15	16.03	16.27
Principal Variable Universal Life Income II	16.15	16.03	16.27

See accompanying notes.

SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

$52,335,634	$45,937,829	$88,433,985	$2,324,241	$5,616,435	$13,080,015	$17,061,077

—	—	—	—	—	—	—
$52,335,634	$45,937,829	$88,433,985	$2,324,241	$5,616,435	$13,080,015	$17,061,077

$1,746,382	$535,908	$4,059,367	$195,251	$189,779	$111,744	$422,416
883,197	578,019	356,428	—	236,908	269,910	497,866
6,833,388	10,854,574	15,628,674	2,128,990	2,385,373	2,458,234	3,637,399
5,469,418	23,180,159	6,516,735	—	2,804,375	10,240,127	9,864,314
47,875	46,685	225,977	—	—	—	1,083
3,581,162	3,802,634	29,685,514	—	—	—	662,612
237,322	342,567	2,352,545	—	—	—	14,062
563,754	664,803	14,527,477	—	—	—	110,699
3,455,552	1,114,852	6,343,738	—	—	—	530,738
10,392,024	1,868,041	6,642,915	—	—	—	567,199
19,125,560	2,949,587	2,094,615	—	—	—	752,689
$52,335,634	$45,937,829	$88,433,985	$2,324,241	$5,616,435	$13,080,015	$17,061,077

$54,177,333	$46,599,534	$80,808,836	$2,287,651	$6,366,604	$13,882,175	$17,963,273
2,822,850	18,085,761	5,814,200	82,274	763,103	961,059	1,049,912

110,385	41,531	135,440	9,804	13,717	10,067	26,799
55,825	44,797	11,893	—	17,124	24,317	31,586
431,920	841,178	521,536	106,904	172,412	221,478	230,763
345,708	1,796,351	217,438	—	202,693	922,538	625,812
1,813	3,845	9,261	—	—	—	72
226,356	294,701	990,615	—	—	—	42,037
15,001	26,548	75,443	—	—	—	892
35,633	51,519	484,789	—	—	—	7,023
218,417	86,400	211,693	—	—	—	33,671
656,853	144,764	221,677	—	—	—	35,984
1,208,879	228,579	69,881	—	—	—	47,752

$15.82	$12.90	$29.97	$19.91	$13.84	$11.10	$15.76
15.82	12.90	29.97	—	13.84	11.10	15.76
15.82	12.90	29.97	19.91	13.84	11.10	15.76
15.82	12.90	29.97	—	13.84	11.10	15.76
26.41	12.14	24.40	—	—	—	15.11
15.82	12.90	29.97	—	—	—	15.76
15.82	12.90	31.18	—	—	—	15.76
15.82	12.90	29.97	—	—	—	15.76
15.82	12.90	29.97	—	—	—	15.76
15.82	12.90	29.97	—	—	—	15.76
15.82	12.90	29.97	—	—	—	15.76

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division

Assets
Investments in shares of mutual funds, at market	$577,063	$3,560,799	$1,621,244

Liabilities	—	—	—
Net assets	$577,063	$3,560,799	$1,621,244

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$—	$—	$—
Principal Benefit Variable Universal Life II	17,068	278,753	67,255
Principal Executive Variable Universal Life	121,021	219,970	65,875
Principal Executive Variable Universal Life II	165,725	71,716	971,651
Principal Flexible Variable Life	346	1,505	—
PrinFlex Life®	58,191	116,102	54,427
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	38,331	9,386	—
Principal Variable Universal Life Accumulator II	37,760	51,642	100,402
Principal Variable Universal Life Income	374	29,078	65,269
Principal Variable Universal Life Income II	138,247	2,782,647	296,365
Total net assets	$577,063	$3,560,799	$1,621,244

Investments in shares of mutual funds, at cost	$583,435	$3,365,057	$1,650,612
Shares of mutual funds owned	51,523	327,580	143,473
Accumulation units outstanding:
Principal Benefit Variable Universal Life	—	—	—
Principal Benefit Variable Universal Life II	1,408	22,791	5,395
Principal Executive Variable Universal Life	9,985	17,985	5,285
Principal Executive Variable Universal Life II	13,673	5,863	77,947
Principal Flexible Variable Life	30	127	—
PrinFlex Life®	4,801	9,492	4,366
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	3,162	767	—
Principal Variable Universal Life Accumulator II	3,115	4,222	8,054
Principal Variable Universal Life Income	31	2,377	5,236
Principal Variable Universal Life Income II	11,406	227,508	23,775

Accumulation unit value:
Principal Benefit Variable Universal Life	$12.12	$12.23	$12.47
Principal Benefit Variable Universal Life II	12.12	12.23	12.47
Principal Executive Variable Universal Life	12.12	12.23	12.47
Principal Executive Variable Universal Life II	12.12	12.23	12.47
Principal Flexible Variable Life	11.71	11.81	12.04
PrinFlex Life®	12.12	12.23	12.47
Principal Survivorship Flexible Premium Variable Universal Life	12.12	12.23	12.47
Principal Variable Universal Life Accumulator	12.12	12.23	12.47
Principal Variable Universal Life Accumulator II	12.12	12.23	12.47
Principal Variable Universal Life Income	12.12	12.23	12.47
Principal Variable Universal Life Income II	12.12	12.23	12.47

See accompanying notes.

VanEck Global Hard Assets Class S Division	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division	Wanger International Division	Wells Fargo VT Index Asset Allocation Class 2 Division

$1,040,410	$10,298,267	$53,752,739	$117,629,127	$60,191,044	$344,927	$3,162,495

—	—	—	—	—	—	—
$1,040,410	$10,298,267	$53,752,739	$117,629,127	$60,191,044	$344,927	$3,162,495

$—	$457,937	$16,034,473	$13,816,251	$4,652,145	$—	$9,761
—	327,833	—	—	1,625,045	295	—
—	3,574,981	37,718,266	103,812,876	29,043,670	—	1,318,094
—	5,937,516	—	—	24,870,184	100,751	—
79,084	—	—	—	—	—	9,765
184,885	—	—	—	—	63,857	348,051
151,178	—	—	—	—	88,592	99,663
169,876	—	—	—	—	3,558	183,078
183,772	—	—	—	—	18,381	291,834
163,109	—	—	—	—	43,278	902,249
108,506	—	—	—	—	26,215	—
$1,040,410	$10,298,267	$53,752,739	$117,629,127	$60,191,044	$344,927	$3,162,495

$991,671	$9,545,566	$52,141,834	$101,943,223	$58,739,381	$374,884	$2,928,902
44,596	426,606	2,334,031	3,301,407	2,851,305	14,591	165,057

—	53,928	546,926	513,807	135,663	—	376
—	38,606	—	—	47,390	33	—
—	420,997	1,286,521	3,860,614	846,982	—	50,829
—	699,213	—	—	725,278	11,242	—
11,442	—	—	—	—	—	420
25,642	—	—	—	—	7,125	13,421
20,967	—	—	—	—	9,885	3,843
23,560	—	—	—	—	397	7,063
25,488	—	—	—	—	2,051	11,254
22,622	—	—	—	—	4,829	34,793
15,049	—	—	—	—	2,925	—

$—	$8.49	$29.32	$26.89	$34.29	$8.96	$25.93
—	8.49	—	—	34.29	8.96	—
—	8.49	29.32	26.89	34.29	8.96	25.93
—	8.49	—	—	34.29	8.96	—
6.91	—	—	—	—	8.85	23.24
7.21	—	—	—	—	8.96	25.93
7.21	—	—	—	—	8.96	25.93
7.21	—	—	—	—	8.96	25.93
7.21	—	—	—	—	8.96	25.93
7.21	—	—	—	—	8.96	25.93
7.21	—	—	—	—	8.96	—

Principal Life Insurance Company Variable Life Separate Account Statement of Assets and Liabilities December 31, 2016
Wells Fargo VT Omega Growth Class 2 Division

Assets
Investments in shares of mutual funds, at market	$6,089,187

Liabilities	—
Net assets	$6,089,187

Net assets
Applicable to accumulation units:
Principal Benefit Variable Universal Life	$7,296
Principal Benefit Variable Universal Life II	—
Principal Executive Variable Universal Life	4,802,805
Principal Executive Variable Universal Life II	—
Principal Flexible Variable Life	6,654
PrinFlex Life®	481,802
Principal Survivorship Flexible Premium Variable Universal Life	105,348
Principal Variable Universal Life Accumulator	138,899
Principal Variable Universal Life Accumulator II	307,665
Principal Variable Universal Life Income	238,718
Principal Variable Universal Life Income II	—
Total net assets	$6,089,187

Investments in shares of mutual funds, at cost	$7,287,197
Shares of mutual funds owned	284,808
Accumulation units outstanding:
Principal Benefit Variable Universal Life	352
Principal Benefit Variable Universal Life II	—
Principal Executive Variable Universal Life	231,981
Principal Executive Variable Universal Life II	—
Principal Flexible Variable Life	337
PrinFlex Life®	23,276
Principal Survivorship Flexible Premium Variable Universal Life	5,089
Principal Variable Universal Life Accumulator	6,709
Principal Variable Universal Life Accumulator II	14,863
Principal Variable Universal Life Income	11,533
Principal Variable Universal Life Income II	—

Accumulation unit value:
Principal Benefit Variable Universal Life	$20.70
Principal Benefit Variable Universal Life II	—
Principal Executive Variable Universal Life	20.70
Principal Executive Variable Universal Life II	—
Principal Flexible Variable Life	19.72
PrinFlex Life®	20.70
Principal Survivorship Flexible Premium Variable Universal Life	20.70
Principal Variable Universal Life Accumulator	20.70
Principal Variable Universal Life Accumulator II	20.70
Principal Variable Universal Life Income	20.70
Principal Variable Universal Life Income II	—

See accompanying notes.

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division

Investment income (loss)
Income
Dividends	$—	$—	$14,080

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	—	—	14,080

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(4,318)	19,964	(6,824)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	(4,318)	19,964	(6,824)

Change in net unrealized appreciation or depreciation of investments	5,983	(40,263)	568

Net gains (losses) on investments	1,665	(20,299)	7,824

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$1,665	$(20,299)	$7,824

See accompanying notes.

AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division

$—	$28,194	$—	$65,938	$108,647	$26,695	$12,311

—	—	—	149	—	133	—
—	28,194	—	65,789	108,647	26,562	12,311

(266,359)	(244,289)	(15,671)	156,864	(65,550)	(36,749)	(49,185)
469,286	264,899	87,971	52,331	95,247	9,932	—
202,927	20,610	72,300	209,195	29,697	(26,817)	(49,185)

(131,308)	1,033,648	(30,100)	75,998	489,954	57,204	(31,681)

71,619	1,082,452	42,200	350,982	628,298	56,949	(68,555)

—	—	—	—	—	—	—

$71,619	$1,082,452	$42,200	$350,982	$628,298	$56,949	$(68,555)

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division

Investment income (loss)
Income
Dividends	$322,810	$6,838	$7,569

Expenses
Mortality and expense risks	85	196	—
Net investment income (loss)	322,725	6,642	7,569

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	630,576	101,987	116,961
Capital gains distributions	900,402	81,048	159,872
Total realized gains (losses) on investments	1,530,978	183,035	276,833

Change in net unrealized appreciation or depreciation of investments	2,482,719	(101,117)	(119,234)

Net gains (losses) on investments	4,336,422	88,560	165,168

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$4,336,422	$88,560	$165,168

See accompanying notes.

American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Bond Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division	Balanced Class 1 Division

$483,080	$34,920	$5,448	$13,603	$30,290	$31,733	$278,825

147	—	—	21	—	—	15,273
482,933	34,920	5,448	13,582	30,290	31,733	263,552

1,355,356	14,698		(51,689)	(146,580)	(64,077)	478,725
—	70,706	177	96,400	157,047	—	768,353
1,355,356	85,404	593	44,711	10,467	(64,077)	1,247,078

3,826,764	53,338	(45,431)	88,932	12,284	188,514	(747,742)

5,665,053	173,662	(39,390)	147,225	53,041	156,170	762,888

—	—	—	—	—	—	—

$5,665,053	$173,662	$(39,390)	$147,225	$53,041	$156,170	$762,888

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Division

Investment income (loss)
Income
Dividends	$69,516	$76,508	$92,433

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	69,516	76,508	92,433

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,307	(78,768)	11,881
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	11,307	(78,768)	11,881

Change in net unrealized appreciation or depreciation of investments	(36,306)	12,881	(72,192)

Net gains (losses) on investments	44,517	10,621	32,122

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$44,517	$10,621	$32,122

(1) Represented the operations of ClearBridge Mid Cap Core Portfolio Class I Division until May 21, 2016.
(2) Represented the operations of Bond & Mortgage Securities Class 1 Division until May 21, 2016.

See accompanying notes.

Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Portfolio Series I Division (1)	ClearBridge Small Cap Growth Series I Division	Core Plus Bond Class 1 Division (2)	Delaware High Yield Service Class Division

$77,837	$10,487	$7,547	$960	$—	$2,706,973	$26,539

—	66	—	—	—	6,174	—
77,837	10,421	7,547	960	—	2,700,799	26,539

(239,109)	4,098	51,484	6,487	(227,837)	325,600	(88,614)
1,702,717	8,003	48,408	2,679	263,563	—	—
1,463,608	12,101	99,892	9,166	35,726	325,600	(88,614)

1,975,829	62,943	150,263	7,575	415,819	(609,898)	120,183

3,517,274	85,465	257,702	17,701	451,545	2,416,501	58,108

—	—	—	—	—	—	—

$3,517,274	$85,465	$257,702	$17,701	$451,545	$2,416,501	$58,108

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Growth Service Class Division	Deutsche Alternative Asset Allocation Class B Division

Investment income (loss)
Income
Dividends	$109,598	$—	$6,940

Expenses
Mortality and expense risks	168	12	—
Net investment income (loss)	109,430	(12)	6,940

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(24,279)	8,119	(8,807)
Capital gains distributions	1,364,539	305,144	—
Total realized gains (losses) on investments	1,340,260	313,263	(8,807)

Change in net unrealized appreciation or depreciation of investments	2,933,388	(129,184)	17,206

Net gains (losses) on investments	4,383,078	184,067	15,339

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$4,383,078	$184,067	$15,339

See accompanying notes.

Deutsche Small Mid Cap Value Class B Division	Diversified International Class 1 Division	Dreyfus IP Core Value Service Shares Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division	Dreyfus Socially Responsible Growth Service Shares Division	Dreyfus VIF Appreciation Service Shares Division

$5,589	$2,932,127	$4,371	$3,281	$—	$4,270	$53,541

57	1,275	—	—	—	—	—
5,532	2,930,852	4,371	3,281	—	4,270	53,541

6,687	760,437	(13,738)	(30,455)	(47,784)	(25,921)	(31,855)
254,752	—	86,452	27,442	31,696	40,908	584,521
261,439	760,437	72,714	(3,013)	(16,088)	14,987	552,666

107,655	(3,387,264)	21,779	59,944	36,832	24,896	(314,502)

374,626	304,025	98,864	60,212	20,744	44,153	291,705

—	—	—	—	—	—	—

$374,626	$304,025	$98,864	$60,212	$20,744	$44,153	$291,705

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	Dreyfus VIF Opportunistic Small Cap Service Shares Division	Dreyfus VIF Quality Bond Service Shares Division	Equity Income Class 1 Division

Investment income (loss)
Income
Dividends	$—	$20,108	$1,409,605

Expenses
Mortality and expense risks	—	—	1,017
Net investment income (loss)	—	20,108	1,408,588

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	100,096	(29,264)	1,884,036
Capital gains distributions	358,606	—	2,586,639
Total realized gains (losses) on investments	458,702	(29,264)	4,470,675

Change in net unrealized appreciation or depreciation of investments	208,927	44,926	1,691,933

Net gains (losses) on investments	667,629	35,770	7,571,196

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$667,629	$35,770	$7,571,196

(1) Commenced operations February 8, 2016. See accompanying notes.

Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division (1)	Fidelity VIP Growth Service Class 2 Division

$16,533	$477,064	$527,831	$462,649	$462,432	$226,834	$—

—	2,163	—	613	—	2,313	179
16,533	474,901	527,831	462,036	462,432	224,521	(179)

(77,691)	1,153,790	3,416,341	(147,571)	(256,441)	—	993,278
59,590	4,695,593	6,902,326	1,276,266	1,468,946	—	1,437,817
(18,101)	5,849,383	10,318,667	1,128,695	1,212,505	—	2,431,095

37,031	(1,768,408)	(4,658,953)	1,757,300	1,908,345	—	(2,383,933)

35,463	4,555,876	6,187,545	3,348,031	3,583,282	224,521	46,983

—	—	—	—	—	—	—

$35,463	$4,555,876	$6,187,545	$3,348,031	$3,583,282	$224,521	$46,983

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division

Investment income (loss)
Income
Dividends	$286,015	$1,094,504	$124,286

Expenses
Mortality and expense risks	224	—	—
Net investment income (loss)	285,791	1,094,504	124,286

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(57,059)	(909,642)	(148,170)
Capital gains distributions	—	—	2,416,882
Total realized gains (losses) on investments	(57,059)	(909,642)	2,268,712

Change in net unrealized appreciation or depreciation of investments	500,702	2,483,886	1,996,773

Net gains (losses) on investments	729,434	2,668,748	4,389,771

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$729,434	$2,668,748	$4,389,771

See accompanying notes

Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division

$819,987	$418,936	$180,772	$211,921	$138,950	$475,572	$29,209

—	—	—	—	99	—	—
819,987	418,936	180,772	211,921	138,851	475,572	29,209

(439,747)	(703,838)	(93,009)	(15,269)	(287,563)	(1,061,447)	(12,521)
—	1,986,529	744,695	1,822,719	2,553,505	—	—
(439,747)	1,282,691	651,686	1,807,450	2,265,942	(1,061,447)	(12,521)

1,826,853	1,104,827	361,674	328,879	2,295,911	1,592,326	(12,484)

2,207,093	2,806,454	1,194,132	2,348,250	4,700,704	1,006,451	4,204

—	—	—	—	—	—	—

$2,207,093	$2,806,454	$1,194,132	$2,348,250	$4,700,704	$1,006,451	$4,204

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division

Investment income (loss)
Income
Dividends	$6,555	$1,532,477	$401,501

Expenses
Mortality and expense risks	—	1,398	860
Net investment income (loss)	6,555	1,531,079	400,641

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(232,616)	(407,911)	(1,134,371)
Capital gains distributions	15,639	7,508	—
Total realized gains (losses) on investments	(216,977)	(400,403)	(1,134,371)

Change in net unrealized appreciation or depreciation of investments	298,385	(402,194)	3,871,109

Net gains (losses) on investments	87,963	728,482	3,137,379

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$87,963	$728,482	$3,137,379

See accompanying notes.

Invesco American Franchise Series I Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Health Care Series I Division	Invesco Global Real Estate Series I Division

$—	$—	$180	$51,532	$45,286	$—	$12,236

137	—	—	250	—	309	—
(137)	—	180	51,282	45,286	(309)	12,236

128,817	24,413	1,078	491,005	407,452	(353,664)	(13,615)
175,464	154,140	2,775	461,899	622,810	2,933,531	14,315
304,281	178,553	3,853	952,904	1,030,262	2,579,867	700

(288,166)	(123,043)	3,321	(318,155)	(277,305)	(5,268,755)	(9,298)

15,978	55,510	7,354	686,031	798,243	(2,689,197)	3,638

—	—	—	—	—	—	—

$15,978	$55,510	$7,354	$686,031	$798,243	$(2,689,197)	$3,638

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division

Investment income (loss)
Income
Dividends	$274,529	$—	$—

Expenses
Mortality and expense risks	—	28	124
Net investment income (loss)	274,529	(28)	(124)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	479,000	(16,262)	32,444
Capital gains distributions	—	26,509	189,585
Total realized gains (losses) on investments	479,000	10,247	222,029

Change in net unrealized appreciation or depreciation of investments	(810,528)	40,057	(203,438)

Net gains (losses) on investments	(56,999)	50,276	18,467

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(56,999)	$50,276	$18,467

See accompanying notes.

Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Aspen Balanced Service Shares Division	Janus Aspen Enterprise Service Shares Division	Janus Aspen Flexible Bond Service Shares Division	Janus Aspen Forty Service Shares Division	Janus Aspen Global Research Service Shares Division

$—	$—	$355,126	$212,738	$1,194,777	$55,725	$20,501

21	399	—	81	—	—	—
(21)	(399)	355,126	212,657	1,194,777	55,725	20,501

(752,090)	(89,208)	(241,551)	307,048	(224,900)	(678,866)	48,215
652,430	208,890	281,074	2,276,293	—	829,067	—
(99,660)	119,682	39,523	2,583,341	(224,900)	150,201	48,215

1,115,837	(78,392)	427,836	671,164	(51,185)	(85,241)	(1,030)

1,016,156	40,891	822,485	3,467,162	918,692	120,685	67,686

—	—	—	—	—	—	—

$1,016,156	$40,891	$822,485	$3,467,162	$918,692	$120,685	$67,686

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	Janus Aspen Overseas Service Shares Division	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division

Investment income (loss)
Income
Dividends	$151,663	$95,684	$23,977

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	151,663	95,684	23,977

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(261,520)	(68,541)	(230,330)
Capital gains distributions	85,314	—	374,714
Total realized gains (losses) on investments	(176,206)	(68,541)	144,384

Change in net unrealized appreciation or depreciation of investments	(63,357)	57,837	710,889

Net gains (losses) on investments	(87,900)	84,980	879,250

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(87,900)	$84,980	$879,250

(1) Commenced operations May 23, 2016. See accompanying notes.

LargeCap Growth Class 1 Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap Value Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division (1)	Lord Abbett Series Fund International Opportunities Class VC Division (1)	MFS Blended Research Small Cap Equity Service Class Division (1)

$136,381	$—	$1,733,306	$1,177,268	$—	$160	$12

581	580	597	29,892	—	—	—
135,800	(580)	1,732,709	1,147,376	—	160	12

1,817,273	1,651,135	3,975,599	(769,051)	1	(1)	(2)
—	11,860,985	2,545,491	1,899,407	—	—	131
1,817,273	13,512,120	6,521,090	1,130,356	1	(1)	129

(4,870,807)	(11,606,374)	3,357,263	2,486,988	(21)	(77)	536

(2,917,734)	1,905,166	11,611,062	4,764,720	(20)	82	677

—	—	—	—	—	—	—

$(2,917,734)	$1,905,166	$11,611,062	$4,764,720	$(20)	$82	$677

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	MFS Global Equity Service Class Division (1)	MFS Growth Service Class Division (2)	MFS Inflation-Adjusted Bond Service Class Division (3)

Investment income (loss)
Income
Dividends	$30,196	$—	$—

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	30,196	—	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(51,464)	572,307	351
Capital gains distributions	221,589	1,151,387	—
Total realized gains (losses) on investments	170,125	1,723,694	351

Change in net unrealized appreciation or depreciation of investments	96,174	(1,261,736)	(673)

Net gains (losses) on investments	296,495	461,958	(322)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$296,495	$461,958	$(322)

(1) Represented the operations of MFS VIT Global Equity Service Class Division until May 21, 2016.
(2) Represented the operations of MFS VIT Growth Service Class Division until May 21, 2016.
(3) Represented the operations of MFS VIT Inflation-Adjusted Bond Service Class Division until May 21, 2016.
(4) Represented the operations of MFS VIT MidCap Growth Service Class Division until May 21, 2016.
(5) Represented the operations of MFS VIT Mid Cap Value Portfolio Service Class Division until May 21, 2016.
(6) Represented the operations of MFS VIT New Discovery Service Class Division until May 21, 2016.
(7) Commenced operations May 23, 2016.
(8) Represented the operations of MFS VIT Research International Portfolio Service Class Division until May 21, 2016.
(9) Represented the operations of MFS VIT Total Return Service Class Division until May 21, 2016.

See accompanying notes.

MFS International Value Service Class Division	MFS MidCap Growth Service Class Division (4)	MFS Mid Cap Value Portfolio Service Class Division (5)	MFS New Discovery Service Class Division (6)	MFS New Discovery Value Service Class Division (7)	MFS Research International Portfolio Service Class Division (8)	MFS Total Return Service Class Division (9)

$72,010	$—	$2,923	$—	$43	$27,793	$33,127

—	—	—	173	—	—	—
72,010	—	2,923	(173)	43	27,793	33,127

65,482	39,220	(534)	(787,279)	9	(309,311)	10,113
145,595	46,847	34,986	442,850	639	—	40,896
211,077	86,067	34,452	(344,429)	648	(309,311)	51,009

(33,872)	(53,120)	20,209	1,117,119	2,948	192,091	15,425

249,215	32,947	57,584	772,517	3,639	(89,427)	99,561

—	—	—	—	—	—	—

$249,215	$32,947	$57,584	$772,517	$3,639	$(89,427)	$99,561

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	MFS Utilities Service Class Division (1)	MFS Value Service Class Division (2)	MidCap Class 1 Division

Investment income (loss)
Income
Dividends	$115,639	$575,075	$724,369

Expenses
Mortality and expense risks	—	—	111,881
Net investment income (loss)	115,639	575,075	612,488

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(198,566)	618,045	5,960,165
Capital gains distributions	73,445	2,539,219	29,121,073
Total realized gains (losses) on investments	(125,121)	3,157,264	35,081,238

Change in net unrealized appreciation or depreciation of investments	325,154	63,563	(18,711,664)

Net gains (losses) on investments	315,672	3,795,902	16,982,062

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$315,672	$3,795,902	$16,982,062

(1) Represented the operations of MFS VIT Utilities Service Class Division until May 21, 2016.
(2) Represented the operations of MFS VIT Value Service Class Division until May 21, 2016.
(3) Commenced operations May 23, 2016.

See accompanying notes.

Multi-Asset Income Class 1 Division (3)	Neuberger Berman AMT Guardian Class I Division	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division

$—	$17,931	$43,922	$—	$7,426	$61,190	$4,391

—	—	—	—	—	—	—
—	17,931	43,922	—	7,426	61,190	4,391

—	(403,479)	337,720	(31,336)	(249,253)	(78,918)	(28,186)
—	617,232	481,477	41,311	114,310	—	—
—	213,753	819,197	9,975	(134,943)	(78,918)	(28,186)

35	17,878	492,042	13,708	659,085	277,650	77,397

35	249,562	1,355,161	23,683	531,568	259,922	53,602

—	—	—	—	—	—	—

$35	$249,562	$1,355,161	$23,683	$531,568	$259,922	$53,602

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division

Investment income (loss)
Income
Dividends	$45,668	$418,185	$8,954

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	45,668	418,185	8,954

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(19,811)	(291,495)	(13,366)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	(19,811)	(291,495)	(13,366)

Change in net unrealized appreciation or depreciation of investments	97,307	840,415	(47,891)

Net gains (losses) on investments	123,164	967,105	(52,303)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$123,164	$967,105	$(52,303)

(1) Commenced operations May 23, 2016. See accompanying notes.

PIMCO Low Duration Administrative Class Division (1)	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

$—	$219,248	$293,857	$731,967	$193,856	$308,375	$1,479,944

—	—	—	—	354	—	822
—	219,248	293,857	731,967	193,502	308,375	1,479,122

—	(239,731)	(16,225)	(494,207)	(40,379)	12,287	611,698
—	—	86,806	—	131,495	83,465	2,677,993
—	(239,731)	70,581	(494,207)	91,116	95,752	3,289,691

—	525,635	65,103	608,220	1,211,910	322,938	(623,654)

—	505,152	429,541	845,980	1,496,528	727,065	4,145,159

—	—	—	—	—	—	—

$—	$505,152	$429,541	$845,980	$1,496,528	$727,065	$4,145,159

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Investment income (loss)
Income
Dividends	$902,421	$459,338	$209,153

Expenses
Mortality and expense risks	286	—	14
Net investment income (loss)	902,135	459,338	209,139

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(928,248)	(264,352)	(163,383)
Capital gains distributions	2,245,713	1,213,515	664,599
Total realized gains (losses) on investments	1,317,465	949,163	501,216

Change in net unrealized appreciation or depreciation of investments	1,036,652	368,805	49,518

Net gains (losses) on investments	3,256,252	1,777,306	759,873

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$3,256,252	$1,777,306	$759,873

(1) Commenced operations November 18, 2016. See accompanying notes.

Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth & Income Class IB Division	Putnam VT Growth Opportunities Class IB Division (1)	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division

$21,056	$208,565	$10,771	$—	$41,081	$1,102,864	$1,434,398

—	—	—	13	—	526	2,936
21,056	208,565	10,771	(13)	41,081	1,102,338	1,431,462

(34,075)	(22,187)	(11,764)	2,570	5,589	4,862,170	(2,400,779)
61,565	—	19,022	—	—	6,729,069	4,135,937
27,490	(22,187)	7,258	2,570	5,589	11,591,239	1,735,158

63,546	195,123	78,620	163,486	(66,579)	(8,438,390)	1,327,060

112,092	381,501	96,649	166,043	(19,909)	4,255,187	4,493,680

—	—	—	—	—	—	—

$112,092	$381,501	$96,649	$166,043	$(19,909)	$4,255,187	$4,493,680

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Investment income (loss)
Income
Dividends	$1,021,095	$717,048	$655,456

Expenses
Mortality and expense risks	144	820	407
Net investment income (loss)	1,020,951	716,228	655,049

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(841,631)	383,786	(341,135)
Capital gains distributions	1,533,337	2,628,432	382,994
Total realized gains (losses) on investments	691,706	3,012,218	41,859

Change in net unrealized appreciation or depreciation of investments	680,029	(242,747)	580,551

Net gains (losses) on investments	2,392,686	3,485,699	1,277,459

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$2,392,686	$3,485,699	$1,277,459

(1) Represented the operations of SmallCap Blend Class 1 Division until May 21, 2016. See accompanying notes.

SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division (1)	T. Rowe Price Equity Income Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

$718,228	$913,356	$197,144	$44,695	$41,536	$246,372	$—

339	967	1,560	—	—	—	16
717,889	912,389	195,584	44,695	41,536	246,372	(16)

377,226	(175,032)	3,339,146	19,505	(779,743)	(435,174)	(1,228,124)
2,694,917	—	3,364,883	215,659	—	220,670	15,639
3,072,143	(175,032)	6,704,029	235,164	(779,743)	(214,504)	(1,212,485)

(796,509)	26,532	5,911,256	98,643	1,586,971	844,124	1,681,466

2,993,523	763,889	12,810,869	378,502	848,764	875,992	468,965

—	—	—	—	—	—	—

$2,993,523	$763,889	$12,810,869	$378,502	$848,764	$875,992	$468,965

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division

Investment income (loss)
Income
Dividends	$6,192	$59,225	$22,251

Expenses
Mortality and expense risks	4	11	—
Net investment income (loss)	6,188	59,214	22,251

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(538)	(9,203)	(2,802)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	(538)	(9,203)	(2,802)

Change in net unrealized appreciation or depreciation of investments	18,506	141,153	73,954

Net gains (losses) on investments	24,156	191,164	93,403

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$24,156	$191,164	$93,403

(1) Represented the operations of Van Eck Global Hard Assets Class S Division until May 21, 2016.
(2) Represented the operations of Van Eck Global Hard Assets Initial Class Division until May 21, 2016.
(3) Represented the operations of Wells Fargo Advantage VT Index Asset Allocation Class 2 Division until May 21, 2016.

See accompanying notes.

VanEck Global Hard Assets Class S Division (1)	VanEck Global Hard Assets Initial Class Division (2)	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division	Wanger International Division	Wells Fargo VT Index Asset Allocation Class 2 Division (3)

$2,362	$28,965	$1,265,111	$2,333,847	$681,901	$3,467	$21,589

199	—	—	—	—	—	72
2,163	28,965	1,265,111	2,333,847	681,901	3,467	21,517

(88,415)	(1,786,146)	1,210,302	4,441,769	1,233,011	(1,838)	70,854
—	—	2,213,944	1,906,436	3,390,821	21,174	64,090
(88,415)	(1,786,146)	3,424,246	6,348,205	4,623,832	19,336	134,944

365,096	4,476,559	542,560	3,595,647	327,867	(23,719)	17,044

278,844	2,719,378	5,231,917	12,277,699	5,633,600	(916)	173,505

—	—	—	—	—	—	—

$278,844	$2,719,378	$5,231,917	$12,277,699	$5,633,600	$(916)	$173,505

Principal Life Insurance Company Variable Life Separate Account Statements of Operations December 31, 2016
Wells Fargo VT Omega Growth Class 2 Division (1)

Investment income (loss)
Income
Dividends	$—

Expenses
Mortality and expense risks	50
Net investment income (loss)	(50)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(510,200)
Capital gains distributions	335,512
Total realized gains (losses) on investments	(174,688)

Change in net unrealized appreciation or depreciation of investments	157,085

Net gains (losses) on investments	(17,653)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	$(17,653)

(1) Represented the operations of Wells Fargo Advantage VT Omega Growth Class 2 Division until May 21, 2016. See accompanying notes.

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	AllianceBernstein Global Thematic Growth Class A Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	(4,318)	25,101
Change in net unrealized appreciation or depreciation of investments	5,983	(12,219)
Net gains (losses) from investments	1,665	12,882

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,665	12,882

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	155,002	397,544
Contract terminations and surrenders	(5,447)	(56,277)
Death benefit payments	—	—
Policy loan transfers	(24,061)	(5,777)
Transfers to other contracts	(102,534)	(361,917)
Cost of insurance and administration charges	(6,799)	(8,268)
Mortality and expenses charges	(834)	(879)
Surrender charges	479	3,789
Increase (decrease) in net assets from policy related transactions	15,806	(31,785)
Total increase (decrease)	17,471	(18,903)

Net assets at beginning of period	370,797	389,700
Net assets at end of period	$388,268	$370,797

See accompanying notes.

AllianceBernstein International Growth Class A Division		AllianceBernstein International Value Class A Division		AllianceBernstein Small Cap Growth Class A Division

2016	2015	2016	2015	2016	2015

$—	$2,136	$14,080	$19,415	$—	$—
19,964	11,322	(6,824)	(2,528)	202,927	305,049
(40,263)	(30,563)	568	(16,390)	(131,308)	(345,857)
(20,299)	(17,105)	7,824	497	71,619	(40,808)

—	—	—	—	—	—

(20,299)	(17,105)	7,824	497	71,619	(40,808)

215,865	379,086	488,633	585,042	394,057	649,432
—	(2,517)	(9,670)	(249)	(154,999)	(152,744)
—	(4,781)	—	(1,345)	(1,628)	—
—	—	(1,191)	(1,450)	(2,811)	(6,529)
(431,978)	(54,507)	(153,497)	(67,386)	(351,692)	(206,737)
(12,615)	(10,994)	(28,058)	(20,451)	(41,684)	(50,980)
(1,636)	(1,353)	(2,997)	(2,012)	(4,673)	(5,295)
—	188	(3,365)	(106)	2,418	9,930
(230,364)	305,122	289,855	492,043	(161,012)	237,077
(250,663)	288,017	297,679	492,540	(89,393)	196,269

829,727	541,710	794,563	302,023	1,790,328	1,594,059
$579,064	$829,727	$1,092,242	$794,563	$1,700,935	$1,790,328

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	AllianceBernstein Small/Mid Cap Value Class A Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$28,194	$29,744
Total realized gains (losses) on investments	20,610	599,428
Change in net unrealized appreciation or depreciation of investments	1,033,648	(860,985)
Net gains (losses) from investments	1,082,452	(231,813)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,082,452	(231,813)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,971,687	2,197,188
Contract terminations and surrenders	(127,913)	(93,359)
Death benefit payments	(9,758)	(41,437)
Policy loan transfers	(14,999)	(21,818)
Transfers to other contracts	(1,255,230)	(1,011,118)
Cost of insurance and administration charges	(111,489)	(94,221)
Mortality and expenses charges	(12,920)	(10,206)
Surrender charges	1,279	5,259
Increase (decrease) in net assets from policy related transactions	440,657	930,288
Total increase (decrease)	1,523,109	698,475

Net assets at beginning of period	4,041,782	3,343,307
Net assets at end of period	$5,564,891	$4,041,782

See accompanying notes.

American Century VP Capital Appreciation Class II Division		American Century VP Income & Growth Class I Division		American Century VP Income & Growth Class II Division

2016	2015	2016	2015	2016	2015

$—	$—	$65,789	$62,954	$108,647	$92,933
72,300	37,714	209,195	439,524	29,697	567,417
(30,100)	(36,073)	75,998	(680,975)	489,954	(972,593)
42,200	1,641	350,982	(178,497)	628,298	(312,243)

—	—	—	—	—	—

42,200	1,641	350,982	(178,497)	628,298	(312,243)

486,648	645,056	223,081	269,449	1,784,004	2,643,413
(5,499)	(43,497)	(168,128)	(79,639)	(362,239)	(179,351)
—	—	(8,567)	—	(13,475)	(2,202)
(3,238)	5,138	(23,004)	(42,265)	(99,818)	(42,472)
(156,987)	(84,894)	(162,265)	(243,458)	(1,485,996)	(1,329,231)
(22,012)	(11,696)	(113,283)	(126,753)	(164,625)	(159,302)
(2,998)	(1,592)	(7,648)	(8,962)	(16,215)	(17,216)
22	(265)	(325)	(139)	(1,783)	(6,291)
295,936	508,250	(260,139)	(231,767)	(360,147)	907,348
338,136	509,891	90,843	(410,264)	268,151	595,105

866,616	356,725	2,778,144	3,188,408	5,019,782	4,424,677
$1,204,752	$866,616	$2,868,987	$2,778,144	$5,287,933	$5,019,782

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	American Century VP Inflation Protection Class II Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$26,562	$27,676
Total realized gains (losses) on investments	(26,817)	(48,591)
Change in net unrealized appreciation or depreciation of investments	57,204	(14,325)
Net gains (losses) from investments	56,949	(35,240)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	56,949	(35,240)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	762,354	449,849
Contract terminations and surrenders	(27,803)	(44,707)
Death benefit payments	—	—
Policy loan transfers	(29,224)	(5,538)
Transfers to other contracts	(448,718)	(380,922)
Cost of insurance and administration charges	(72,980)	(61,001)
Mortality and expenses charges	(5,904)	(5,434)
Surrender charges	(2,573)	(1,337)
Increase (decrease) in net assets from policy related transactions	175,152	(49,090)
Total increase (decrease)	232,101	(84,330)

Net assets at beginning of period	1,344,771	1,429,101
Net assets at end of period	$1,576,872	$1,344,771

See accompanying notes.

American Century VP International Class II Division		American Century VP Mid Cap Value Class II Division		American Century VP Ultra Class I Division

2016	2015	2016	2015	2016	2015

$12,311	$2,015	$322,725	$247,669	$6,642	$8,927
(49,185)	12,606	1,530,978	1,524,933	183,035	340,528
(31,681)	(4,026)	2,482,719	(2,050,001)	(101,117)	(225,213)
(68,555)	10,595	4,336,422	(277,399)	88,560	124,242

—	—	—	—	—	—

(68,555)	10,595	4,336,422	(277,399)	88,560	124,242

836,759	1,347,823	12,925,095	7,666,066	175,903	210,465
(334)	(2,944)	(851,831)	(650,174)	(87,613)	(120,802)
(5,244)	—	(3,796)	(13,665)	—	(3,903)
(10,666)	748	(103,659)	(53,164)	5,745	5,355
(944,645)	(559,193)	(6,635,432)	(5,426,464)	(84,263)	(115,492)
(18,534)	(19,394)	(452,072)	(375,813)	(101,590)	(98,204)
(2,200)	(2,395)	(58,015)	(48,456)	(6,655)	(7,026)
22	220	26,594	8,295	(165)	(254)
(144,842)	764,865	4,846,884	1,106,625	(98,638)	(129,861)
(213,397)	775,460	9,183,306	829,226	(10,078)	(5,619)

1,328,060	552,600	16,871,096	16,041,870	2,014,631	2,020,250
$1,114,663	$1,328,060	$26,054,402	$16,871,096	$2,004,553	$2,014,631

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	American Century VP Ultra Class II Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,569	$10,882
Total realized gains (losses) on investments	276,833	528,618
Change in net unrealized appreciation or depreciation of investments	(119,234)	(331,709)
Net gains (losses) from investments	165,168	207,791

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	165,168	207,791

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	485,526	1,175,267
Contract terminations and surrenders	(125,502)	(63,485)
Death benefit payments	(17,954)	—
Policy loan transfers	(52,294)	156,958
Transfers to other contracts	(446,199)	(683,445)
Cost of insurance and administration charges	(100,103)	(98,414)
Mortality and expenses charges	(9,233)	(10,717)
Surrender charges	(629)	(2,592)
Increase (decrease) in net assets from policy related transactions	(266,388)	473,572
Total increase (decrease)	(101,220)	681,363

Net assets at beginning of period	3,911,313	3,229,950
Net assets at end of period	$3,810,093	$3,911,313

(1) Commenced operations May 18, 2015. See accompanying notes.

American Century VP Value Class II Division		American Funds Insurance Series Blue Chip Income and Growth Class 2 Division (1)		American Funds Insurance Series Global Bond Class 2 Division (1)

2016	2015	2016	2015	2016	2015

$482,933	$577,087	$34,920	$5,901	$5,448	$—
1,355,356	1,363,493	85,404	(52)	593	—
3,826,764	(3,112,278)	53,338	(3,424)	(45,431)	—
5,665,053	(1,171,698)	173,662	2,425	(39,390)	—

—	—	—	—	—	—

5,665,053	(1,171,698)	173,662	2,425	(39,390)	—

7,788,849	10,180,296	2,250,614	359,334	1,005,805	—
(556,020)	(650,559)	(320,894)	—	—	—
(33,142)	(8,658)	—	—	—	—
(93,421)	(158,297)	(16,447)	—	—	—
(7,081,997)	(7,115,952)	(230,250)	—	(3,401)	—
(658,723)	(648,686)	(33,171)	(1,737)	(4,432)	—
(68,084)	(68,738)	(3,149)	(162)	(520)	—
(4,853)	(11,937)	1,722	—	—	—
(707,391)	1,517,469	1,648,425	357,435	997,452	—
4,957,662	345,771	1,822,087	359,860	958,062	—

28,900,205	28,554,434	359,860	—	—	—
$33,857,867	$28,900,205	$2,181,947	$359,860	$958,062	$—

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	American Funds Insurance Series Growth Fund Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$13,582	$5,447
Total realized gains (losses) on investments	44,711	46,223
Change in net unrealized appreciation or depreciation of investments	88,932	(19,087)
Net gains (losses) from investments	147,225	32,583

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	147,225	32,583

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,278,483	1,732,358
Contract terminations and surrenders	(47,980)	(21,567)
Death benefit payments	—	—
Policy loan transfers	(2,559)	6,274
Transfers to other contracts	(1,237,800)	(733,386)
Cost of insurance and administration charges	(40,509)	(19,246)
Mortality and expenses charges	(4,096)	(1,920)
Surrender charges	(1,294)	(966)
Increase (decrease) in net assets from policy related transactions	944,245	961,547
Total increase (decrease)	1,091,470	994,130

Net assets at beginning of period	1,023,392	29,262
Net assets at end of period	$2,114,862	$1,023,392

See accompanying notes.

American Funds Insurance Series International Fund Class 2 Division		American Funds Insurance Series New World Fund Class 2 Division		Balanced Class 1 Division

2016	2015	2016	2015	2016	2015

$30,290	$25,203	$31,733	$9,177	$263,552	$251,797
10,467	20,066	(64,077)	33,897	1,247,078	1,657,872
12,284	(177,302)	188,514	(124,842)	(747,742)	(1,848,453)
53,041	(132,033)	156,170	(81,768)	762,888	61,216

—	—	—	—	—	—

53,041	(132,033)	156,170	(81,768)	762,888	61,216

4,785,019	2,085,091	3,766,967	1,826,446	1,441,284	1,642,628
(116,164)	(2,353)	(127,888)	(13,902)	(959,046)	(929,764)
—	(1,684)	—	—	(86,047)	(445,371)
5,693	2,099	27,645	5,041	(163,042)	102,510
(4,219,193)	(566,350)	(1,499,966)	(361,384)	(382,826)	(928,060)
(49,716)	(30,819)	(57,132)	(26,853)	(747,085)	(774,873)
(5,035)	(2,905)	(6,463)	(3,007)	(43,452)	(49,651)
6,873	(333)	2,094	944	(4,290)	(6,148)
407,477	1,482,746	2,105,257	1,427,285	(944,504)	(1,388,729)
460,518	1,350,713	2,261,427	1,345,517	(181,616)	(1,327,513)

1,787,626	436,913	2,023,510	677,993	14,300,142	15,627,655
$2,248,144	$1,787,626	$4,284,937	$2,023,510	$14,118,526	$14,300,142

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Bond Market Index Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$69,516	$29,502
Total realized gains (losses) on investments	11,307	16,764
Change in net unrealized appreciation or depreciation of investments	(36,306)	(52,013)
Net gains (losses) from investments	44,517	(5,747)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	44,517	(5,747)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,403,346	2,129,426
Contract terminations and surrenders	(2,368)	(179,595)
Death benefit payments	(4,391)	—
Policy loan transfers	15,644	(3,677)
Transfers to other contracts	(930,067)	(511,969)
Cost of insurance and administration charges	(71,811)	(42,694)
Mortality and expenses charges	(8,623)	(4,643)
Surrender charges	208	1,486
Increase (decrease) in net assets from policy related transactions	1,401,938	1,388,334
Total increase (decrease)	1,446,455	1,382,587

Net assets at beginning of period	2,602,339	1,219,752
Net assets at end of period	$4,048,794	$2,602,339

See accompanying notes.

Calvert EAFE International Index Class F Division		Calvert Investment Grade Bond Index Division		Calvert Russell 2000 Small Cap Index Class F Division

2016	2015	2016	2015	2016	2015

$76,508	$633	$92,433	$1,620	$77,837	$—
(78,768)	(3,387)	11,881	5,261	1,463,608	960,021
12,881	(15,737)	(72,192)	(6,036)	1,975,829	(1,804,892)
10,621	(18,491)	32,122	845	3,517,274	(844,871)

—	—	—	—	—	—

10,621	(18,491)	32,122	845	3,517,274	(844,871)

1,285,868	904,880	2,407,398	582,271	11,043,533	6,468,584
(213,966)	(147,568)	(108,223)	(10,506)	(556,010)	(1,542,868)
(10,862)	(13,162)	—	—	(8,574)	(18,987)
(12,182)	956	(40,977)	(1,886)	55,535	3,812
(243,174)	(622,974)	(181,516)	(256,840)	(6,845,346)	(3,245,991)
(53,400)	(40,202)	(57,920)	(39,624)	(343,719)	(335,649)
(6,221)	(4,396)	(5,889)	(3,731)	(42,529)	(42,475)
18,811	11,011	2,965	(1,903)	33,053	30,268
764,874	88,545	2,015,838	267,781	3,335,943	1,316,694
775,495	70,054	2,047,960	268,626	6,853,217	471,823

2,045,920	1,975,866	1,094,134	825,508	15,415,010	14,943,187
$2,821,415	$2,045,920	$3,142,094	$1,094,134	$22,268,227	$15,415,010

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Calvert S&P 500 Index Class F Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$10,421	$966
Total realized gains (losses) on investments	12,101	10,467
Change in net unrealized appreciation or depreciation of investments	62,943	(4,187)
Net gains (losses) from investments	85,465	7,246

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	85,465	7,246

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	380,256	249,766
Contract terminations and surrenders	(7,323)	(40,208)
Death benefit payments	—	—
Policy loan transfers	2,853	(4,163)
Transfers to other contracts	(72,514)	(62,956)
Cost of insurance and administration charges	(71,629)	(17,469)
Mortality and expenses charges	(5,038)	(1,608)
Surrender charges	(1,720)	(6,015)
Increase (decrease) in net assets from policy related transactions	224,885	117,347
Total increase (decrease)	310,350	124,593

Net assets at beginning of period	573,318	448,725
Net assets at end of period	$883,668	$573,318

(1) Represented the operations of ClearBridge Mid Cap Core Portfolio Class I Division until May 21, 2016. (2) Commenced operations May 18, 2015. See accompanying notes.

Calvert S&P MidCap 400 Index Class F Division		ClearBridge Mid Cap Portfolio Series I Division (1)(2)		ClearBridge Small Cap Growth Series I Division

2016	2015	2016	2015	2016	2015

$7,547	$—	$960	$—	$—	$—
99,892	61,002	9,166	1,377	35,726	102,322
150,263	(106,658)	7,575	(1,304)	415,819	(248,381)
257,702	(45,656)	17,701	73	451,545	(146,059)

—	—	—	—	—	—

257,702	(45,656)	17,701	73	451,545	(146,059)

279,129	293,742	121,698	30,437	4,272,951	7,876,260
(32,049)	(4,432)	(399)	—	(388,428)	(671,121)
—	—	—	—	(1,628)	(49,560)
(17,099)	(9,335)	(6)	—	26,728	(31,095)
(206,455)	(114,224)	(65,335)	—	(2,926,544)	(3,264,600)
(58,173)	(55,864)	(3,826)	(307)	(106,833)	(91,044)
(5,270)	(5,489)	(372)	(56)	(13,313)	(11,241)
(3,358)	(1,236)	(145)	—	13,889	9,697
(43,275)	103,162	51,615	30,074	876,822	3,767,296
214,427	57,506	69,316	30,147	1,328,367	3,621,237

1,318,056	1,260,550	30,147	—	6,053,336	2,432,099
$1,532,483	$1,318,056	$99,463	$30,147	$7,381,703	$6,053,336

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Core Plus Bond Class 1 Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,700,799	$1,978,496
Total realized gains (losses) on investments	325,600	151,069
Change in net unrealized appreciation or depreciation of investments	(609,898)	(2,454,661)
Net gains (losses) from investments	2,416,501	(325,096)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,416,501	(325,096)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	37,988,581	18,885,151
Contract terminations and surrenders	(3,682,030)	(2,490,693)
Death benefit payments	(125,888)	(284,203)
Policy loan transfers	(320,866)	(676,410)
Transfers to other contracts	(8,606,333)	(7,857,499)
Cost of insurance and administration charges	(2,134,705)	(1,928,248)
Mortality and expenses charges	(181,379)	(180,494)
Surrender charges	(7,355)	(36,666)
Increase (decrease) in net assets from policy related transactions	22,930,025	5,430,938
Total increase (decrease)	25,346,526	5,105,842

Net assets at beginning of period	60,953,301	55,847,459
Net assets at end of period	$86,299,827	$60,953,301

(1) Represented the operations of Bond & Mortgage Securities Class 1 Division until May 21, 2016. See accompanying notes.

Delaware High Yield Service Class Division		Delaware Small Cap Value Service Class Division		Delaware Smid Cap Growth Service Class Division

2016	2015	2016	2015	2016	2015

$26,539	$71,365	$109,430	$68,069	$(12)	$2,516
(88,614)	(62,030)	1,340,260	1,892,101	313,263	183,167
120,183	(85,623)	2,933,388	(2,964,667)	(129,184)	(71,493)
58,108	(76,288)	4,383,078	(1,004,497)	184,067	114,190

—	—	—	—	—	—

58,108	(76,288)	4,383,078	(1,004,497)	184,067	114,190

273,599	626,095	6,129,792	5,141,271	772,256	858,874
—	—	(802,036)	(489,570)	(121,702)	(94,674)
—	(1,630)	(3,730)	(1,963)	—	—
—	553	(76,882)	(84,058)	(5,523)	(4,340)
(691,474)	(604,927)	(3,481,191)	(3,133,762)	(538,061)	(249,178)
(11,215)	(22,693)	(265,938)	(253,988)	(107,514)	(74,672)
(1,468)	(2,662)	(30,869)	(29,361)	(8,398)	(6,391)
—	—	22,973	14,977	(10,590)	(2,071)
(430,558)	(5,264)	1,492,119	1,163,546	(19,532)	427,548
(372,450)	(81,552)	5,875,197	159,049	164,535	541,738

874,540	956,092	14,328,428	14,169,379	2,090,027	1,548,289
$502,090	$874,540	$20,203,625	$14,328,428	$2,254,562	$2,090,027

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Deutsche Alternative Asset Allocation Class B Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$6,940	$4,338
Total realized gains (losses) on investments	(8,807)	(3,234)
Change in net unrealized appreciation or depreciation of investments	17,206	(15,589)
Net gains (losses) from investments	15,339	(14,485)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	15,339	(14,485)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	272,961	410,998
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	(31)	—
Transfers to other contracts	(86,337)	(107,144)
Cost of insurance and administration charges	(12,647)	(5,582)
Mortality and expenses charges	(1,414)	(602)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	172,532	297,670
Total increase (decrease)	187,871	283,185

Net assets at beginning of period	372,176	88,991
Net assets at end of period	$560,047	$372,176

See accompanying notes.

Deutsche Small Mid Cap Value Class B Division		Diversified International Class 1 Division		Dreyfus IP Core Value Service Shares Division

2016	2015	2016	2015	2016	2015

$5,532	$(58)	$2,930,852	$3,551,263	$4,371	$2,297
261,439	691,741	760,437	1,488,455	72,714	52,274
107,655	(683,912)	(3,387,264)	(5,377,416)	21,779	(72,693)
374,626	7,771	304,025	(337,698)	98,864	(18,122)

—	—	—	—	—	—

374,626	7,771	304,025	(337,698)	98,864	(18,122)

568,284	767,290	19,632,050	22,709,964	130,718	274,216
(140,162)	(53,852)	(6,719,494)	(5,770,429)	(239,532)	—
(6,189)	(5,175)	(135,482)	(410,287)	—	—
(23,786)	(23,793)	(1,902,310)	(920,297)	(82)	356
(578,277)	(1,523,361)	(17,668,959)	(13,634,830)	(123,256)	(16,023)
(102,303)	(57,770)	(4,191,832)	(4,485,248)	(8,058)	(7,093)
(9,199)	(6,613)	(357,753)	(427,670)	(1,340)	(1,170)
(1,968)	2,061	(30,764)	(56,181)	1,468	—
(293,600)	(901,213)	(11,374,544)	(2,994,978)	(240,082)	250,286
81,026	(893,442)	(11,070,519)	(3,332,676)	(141,218)	232,164

2,544,846	3,438,288	133,720,888	137,053,564	637,220	405,056
$2,625,872	$2,544,846	$122,650,369	$133,720,888	$496,002	$637,220

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Dreyfus IP MidCap Stock Service Shares Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,281	$758
Total realized gains (losses) on investments	(3,013)	24,546
Change in net unrealized appreciation or depreciation of investments	59,944	(40,190)
Net gains (losses) from investments	60,212	(14,886)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	60,212	(14,886)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	294,490	229,342
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	(4,302)	—
Transfers to other contracts	(274,604)	(16,083)
Cost of insurance and administration charges	(9,013)	(6,194)
Mortality and expenses charges	(980)	(670)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	5,591	206,395
Total increase (decrease)	65,803	191,509

Net assets at beginning of period	353,002	161,493
Net assets at end of period	$418,805	$353,002

See accompanying notes.

Dreyfus IP Technology Growth Service Shares Division		Dreyfus Socially Responsible Growth Service Shares Division		Dreyfus VIF Appreciation Service Shares Division

2016	2015	2016	2015	2016	2015

$—	$—	$4,270	$3,254	$53,541	$56,425
(16,088)	44,085	14,987	71,007	552,666	329,177
36,832	(20,646)	24,896	(94,436)	(314,502)	(480,696)
20,744	23,439	44,153	(20,175)	291,705	(95,094)

—	—	—	—	—	—

20,744	23,439	44,153	(20,175)	291,705	(95,094)

828,606	637,030	156,844	271,837	471,334	1,046,554
(9,756)	(203)	(10,574)	(3,760)	(84,396)	(67,460)
—	—	—	—	(606)	—
(61,695)	208	(191)	859	6,139	(505)
(402,300)	(254,310)	(100,459)	(209,456)	(639,758)	(870,889)
(21,354)	(12,731)	(9,628)	(8,874)	(59,756)	(61,854)
(2,728)	(1,689)	(1,346)	(1,311)	(8,591)	(8,742)
858	(17)	65	(17)	356	1,090
331,631	368,288	34,711	49,278	(315,278)	38,194
352,375	391,727	78,864	29,103	(23,573)	(56,900)

705,625	313,898	427,873	398,770	3,857,846	3,914,746
$1,058,000	$705,625	$506,737	$427,873	$3,834,273	$3,857,846

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Dreyfus VIF Opportunistic Small Cap Service Shares Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	458,702	206,552
Change in net unrealized appreciation or depreciation of investments	208,927	(324,067)
Net gains (losses) from investments	667,629	(117,515)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	667,629	(117,515)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	564,228	647,993
Contract terminations and surrenders	(265,965)	(169,951)
Death benefit payments	(2,923)	(2,440)
Policy loan transfers	(37,648)	(56,925)
Transfers to other contracts	(762,623)	(311,795)
Cost of insurance and administration charges	(171,087)	(185,847)
Mortality and expenses charges	(14,302)	(20,082)
Surrender charges	(6,640)	(9,162)
Increase (decrease) in net assets from policy related transactions	(696,960)	(108,209)
Total increase (decrease)	(29,331)	(225,724)

Net assets at beginning of period	4,597,741	4,823,465
Net assets at end of period	$4,568,410	$4,597,741

See accompanying notes.

Dreyfus VIF Quality Bond Service Shares Division		Equity Income Class 1 Division		Fidelity VIP Asset Manager Service Class 2 Division

2016	2015	2016	2015	2016	2015

$20,108	$31,796	$1,408,588	$1,282,874	$16,533	$19,456
(29,264)	8,011	4,470,675	2,416,863	(18,101)	104,542
44,926	(69,859)	1,691,933	(5,631,764)	37,031	(128,644)
35,770	(30,052)	7,571,196	(1,932,027)	35,463	(4,646)

—	—	—	—	—	—

35,770	(30,052)	7,571,196	(1,932,027)	35,463	(4,646)

735,619	719,373	9,911,386	15,244,588	495,034	840,126
(720,096)	(65,812)	(2,711,127)	(2,149,266)	(21,579)	(42,660)
—	—	(60,817)	(172,865)	—	—
(29,851)	2,415	(217,824)	(247,901)	(55)	9,791
(688,092)	(686,127)	(7,167,195)	(7,798,480)	(578,502)	(374,515)
(20,937)	(21,820)	(1,475,396)	(1,528,512)	(30,572)	(28,692)
(3,233)	(3,299)	(132,811)	(151,047)	(5,018)	(4,891)
4,413	356	46,398	8,897	107	(51)
(722,177)	(54,914)	(1,807,386)	3,205,414	(140,585)	399,108
(686,407)	(84,966)	5,763,810	1,273,387	(105,122)	394,462

1,660,135	1,745,101	49,505,836	48,232,449	1,385,241	990,779
$973,728	$1,660,135	$55,269,646	$49,505,836	$1,280,119	$1,385,241

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Fidelity VIP Contrafund Initial Class Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$474,901	$646,153
Total realized gains (losses) on investments	5,849,383	7,348,120
Change in net unrealized appreciation or depreciation of investments	(1,768,408)	(7,530,329)
Net gains (losses) from investments	4,555,876	463,944

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	4,555,876	463,944

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,842,519	4,699,528
Contract terminations and surrenders	(3,512,659)	(3,602,818)
Death benefit payments	(235,143)	(346,618)
Policy loan transfers	146,497	(725,744)
Transfers to other contracts	(2,465,526)	(2,125,438)
Cost of insurance and administration charges	(2,147,518)	(2,237,139)
Mortality and expenses charges	(140,783)	(156,454)
Surrender charges	(6,954)	(7,779)
Increase (decrease) in net assets from policy related transactions	(4,519,567)	(4,502,462)
Total increase (decrease)	36,309	(4,038,518)

Net assets at beginning of period	60,510,140	64,548,658
Net assets at end of period	$60,546,449	$60,510,140

See accompanying notes.

Fidelity VIP Contrafund Service Class 2 Division		Fidelity VIP Equity-Income Initial Class Division		Fidelity VIP Equity-Income Service Class 2 Division

2016	2015	2016	2015	2016	2015

$527,831	$726,048	$462,036	$656,433	$462,432	$689,305
10,318,667	15,616,855	1,128,695	1,910,226	1,212,505	2,578,504
(4,658,953)	(15,758,379)	1,757,300	(3,400,961)	1,908,345	(4,267,659)
6,187,545	584,524	3,348,031	(834,302)	3,583,282	(999,850)

—	—	—	—	—	—

6,187,545	584,524	3,348,031	(834,302)	3,583,282	(999,850)

18,808,126	19,744,805	1,532,602	1,611,259	2,685,886	3,421,591
(6,413,018)	(3,941,442)	(1,125,227)	(1,123,127)	(1,398,407)	(776,633)
(67,301)	(130,126)	(31,807)	(103,278)	(31,680)	(39,866)
8,391	(455,945)	92,576	(19,189)	(258,619)	17,163
(17,479,051)	(21,452,240)	(1,006,161)	(952,186)	(2,970,932)	(4,409,437)
(1,957,382)	(2,141,650)	(811,533)	(842,120)	(675,975)	(710,451)
(227,518)	(268,006)	(53,282)	(59,025)	(64,294)	(78,850)
34,061	10,525	(2,214)	(2,312)	(21,429)	(45,388)
(7,293,692)	(8,634,079)	(1,405,046)	(1,489,978)	(2,735,450)	(2,621,871)
(1,106,147)	(8,049,555)	1,942,985	(2,324,280)	847,832	(3,621,721)

87,515,838	95,565,393	19,554,407	21,878,687	22,059,847	25,681,568
$86,409,691	$87,515,838	$21,497,392	$19,554,407	$22,907,679	$22,059,847

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
Fidelity VIP Government Money Market Service Class Division (1)

2016
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$224,521
Total realized gains (losses) on investments	—
Change in net unrealized appreciation or depreciation of investments	—
Net gains (losses) from investments	224,521

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	224,521

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	373,055,167
Contract terminations and surrenders	(12,805,999)
Death benefit payments	(89,238)
Policy loan transfers	(479,667)
Transfers to other contracts	(95,960,708)
Cost of insurance and administration charges	(5,344,198)
Mortality and expenses charges	(548,106)
Surrender charges	296,717
Increase (decrease) in net assets from policy related transactions	258,123,968
Total increase (decrease)	258,348,489

Net assets at beginning of period	—
Net assets at end of period	$258,348,489

(1) Commenced operations February 8, 2016. See accompanying notes.

Fidelity VIP Growth Service Class 2 Division		Fidelity VIP High Income Initial Class Division		Fidelity VIP High Income Service Class 2 Division

2016	2015	2016	2015	2016	2015

$(179)	$4,910	$285,791	$373,061	$1,094,504	$1,563,673
2,431,095	1,408,722	(57,059)	(16,189)	(909,642)	(721,341)
(2,383,933)	(383,725)	500,702	(548,022)	2,483,886	(1,659,936)
46,983	1,029,907	729,434	(191,150)	2,668,748	(817,604)

—	—	—	—	—	—

46,983	1,029,907	729,434	(191,150)	2,668,748	(817,604)

2,311,877	1,851,868	619,615	1,204,606	5,097,847	7,093,229
(487,758)	(304,352)	(368,591)	(265,099)	(1,375,481)	(880,243)
(30,167)	—	(6,774)	(28,882)	—	(8,370)
(76,621)	(94,191)	47,868	93,721	(216,873)	56,366
(2,112,386)	(1,571,541)	(474,478)	(1,374,445)	(5,073,115)	(10,205,990)
(441,563)	(438,882)	(221,764)	(238,386)	(453,523)	(495,922)
(44,377)	(49,462)	(14,206)	(16,609)	(55,162)	(63,274)
(8,032)	(7,319)	(719)	(577)	(5,911)	12,403
(889,027)	(613,879)	(419,049)	(625,671)	(2,082,218)	(4,491,801)
(842,044)	416,028	310,385	(816,821)	586,530	(5,309,405)

15,520,483	15,104,455	5,244,470	6,061,291	20,684,710	25,994,115
$14,678,439	$15,520,483	$5,554,855	$5,244,470	$21,271,240	$20,684,710

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Fidelity VIP Mid Cap Service Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$124,286	$104,090
Total realized gains (losses) on investments	2,268,712	5,446,423
Change in net unrealized appreciation or depreciation of investments	1,996,773	(6,162,253)
Net gains (losses) from investments	4,389,771	(611,740)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	4,389,771	(611,740)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	12,609,853	10,110,070
Contract terminations and surrenders	(2,218,471)	(1,672,142)
Death benefit payments	(40,331)	(85,538)
Policy loan transfers	(89,849)	(161,710)
Transfers to other contracts	(11,922,515)	(7,758,220)
Cost of insurance and administration charges	(922,831)	(992,402)
Mortality and expenses charges	(108,627)	(126,578)
Surrender charges	(15,950)	12,611
Increase (decrease) in net assets from policy related transactions	(2,708,721)	(673,909)
Total increase (decrease)	1,681,050	(1,285,649)

Net assets at beginning of period	39,389,576	40,675,225
Net assets at end of period	$41,070,626	$39,389,576

See accompanying notes.

Franklin Income VIP Class 2 Division		Franklin Mutual Global Discovery VIP Class 2 Division		Franklin Mutual Shares VIP Class 2 Division

2016	2015	2016	2015	2016	2015

$819,987	$780,793	$418,936	$809,397	$180,772	$378,169
(439,747)	138,185	1,282,691	1,963,201	651,686	1,766,676
1,826,853	(2,119,044)	1,104,827	(3,835,504)	361,674	(2,775,540)
2,207,093	(1,200,066)	2,806,454	(1,062,906)	1,194,132	(630,695)

—	—	—	—	—	—

2,207,093	(1,200,066)	2,806,454	(1,062,906)	1,194,132	(630,695)

5,256,953	4,936,055	4,489,433	7,083,483	1,657,636	2,647,344
(1,719,178)	(628,642)	(1,493,134)	(1,620,654)	(1,043,787)	(738,638)
(5,239)	(104,651)	(12,867)	(3,966)	—	—
284,931	(482,947)	(232,422)	(54,889)	(1,866,184)	31,323
(5,034,779)	(4,640,495)	(5,451,746)	(4,338,399)	(2,572,897)	(3,254,035)
(267,507)	(289,290)	(419,811)	(467,838)	(146,316)	(174,142)
(40,269)	(44,199)	(56,762)	(62,622)	(21,227)	(25,009)
30,813	8,226	21,166	44,475	8,732	48,980
(1,494,275)	(1,245,943)	(3,156,143)	579,590	(3,984,043)	(1,464,177)
712,818	(2,446,009)	(349,689)	(483,316)	(2,789,911)	(2,094,872)

15,694,117	18,140,126	27,142,023	27,625,339	10,658,842	12,753,714
$16,406,935	$15,694,117	$26,792,334	$27,142,023	$7,868,931	$10,658,842

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Franklin Rising Dividends VIP Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$211,921	$211,361
Total realized gains (losses) on investments	1,807,450	2,421,976
Change in net unrealized appreciation or depreciation of investments	328,879	(3,193,277)
Net gains (losses) from investments	2,348,250	(559,940)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,348,250	(559,940)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	6,408,531	4,625,140
Contract terminations and surrenders	(846,120)	(686,743)
Death benefit payments	(12,363)	(8,420)
Policy loan transfers	(110,093)	(103,472)
Transfers to other contracts	(3,855,273)	(5,253,809)
Cost of insurance and administration charges	(350,874)	(335,764)
Mortality and expenses charges	(43,480)	(40,484)
Surrender charges	5,141	32,745
Increase (decrease) in net assets from policy related transactions	1,195,469	(1,770,807)
Total increase (decrease)	3,543,719	(2,330,747)

Net assets at beginning of period	13,777,098	16,107,845
Net assets at end of period	$17,320,817	$13,777,098

See accompanying notes.

Franklin Small Cap Value VIP Class 2 Division		Franklin Strategic Income VIP Class 2 Division		Franklin U.S. Government Securities VIP Class 2 Division

2016	2015	2016	2015	2016	2015

$138,851	$107,015	$475,572	$997,819	$29,209	$24,962
2,265,942	3,212,803	(1,061,447)	(697,467)	(12,521)	(7,159)
2,295,911	(4,582,925)	1,592,326	(886,447)	(12,484)	(14,435)
4,700,704	(1,263,107)	1,006,451	(586,095)	4,204	3,368

—	—	—	—	—	—

4,700,704	(1,263,107)	1,006,451	(586,095)	4,204	3,368

7,848,947	5,556,659	4,016,670	8,165,050	653,300	471,588
(316,725)	(408,352)	(359,934)	(965,234)	(16,125)	(45,923)
—	(37,357)	(36,812)	(40,737)	—	—
(34,696)	(4,159)	(1,676,950)	(22,513)	(9,492)	(172)
(5,993,494)	(5,324,045)	(4,859,795)	(5,433,928)	(406,857)	(275,450)
(378,002)	(346,376)	(275,693)	(298,614)	(23,734)	(18,090)
(53,273)	(48,626)	(34,704)	(36,989)	(2,739)	(2,061)
5,800	17,196	19,197	14,297	1,418	3,376
1,078,557	(595,060)	(3,208,021)	1,381,332	195,771	133,268
5,779,261	(1,858,167)	(2,201,570)	795,237	199,975	136,636

15,983,592	17,841,759	14,374,077	13,578,840	1,009,811	873,175
$21,762,853	$15,983,592	$12,172,507	$14,374,077	$1,209,786	$1,009,811

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$6,555	$3,476
Total realized gains (losses) on investments	(216,977)	141,741
Change in net unrealized appreciation or depreciation of investments	298,385	(166,379)
Net gains (losses) from investments	87,963	(21,162)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	87,963	(21,162)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	312,630	619,526
Contract terminations and surrenders	(364,814)	(38,489)
Death benefit payments	—	—
Policy loan transfers	(13,897)	10
Transfers to other contracts	(525,911)	(802,779)
Cost of insurance and administration charges	(10,554)	(18,163)
Mortality and expenses charges	(1,661)	(2,809)
Surrender charges	1,743	81
Increase (decrease) in net assets from policy related transactions	(602,464)	(242,623)
Total increase (decrease)	(514,501)	(263,785)

Net assets at beginning of period	1,140,307	1,404,092
Net assets at end of period	$625,806	$1,140,307

See accompanying notes.

Government & High Quality Bond Class 1 Division		International Emerging Markets Class 1 Division		Invesco American Franchise Series I Division

2016	2015	2016	2015	2016	2015

$1,531,079	$1,317,849	$400,641	$647,082	$(137)	$(97)
(400,403)	(127,490)	(1,134,371)	(528,619)	304,281	183,051
(402,194)	(893,121)	3,871,109	(5,622,769)	(288,166)	(67,351)
728,482	297,238	3,137,379	(5,504,306)	15,978	115,603

—	—	—	—	—	—

728,482	297,238	3,137,379	(5,504,306)	15,978	115,603

19,402,749	12,824,857	8,394,364	11,804,948	224,294	489,394
(2,839,729)	(1,640,856)	(2,167,030)	(1,622,065)	(226,081)	(57,807)
(59,699)	(136,396)	(45,050)	(129,017)	(6,148)	(3,997)
(50,435)	(40,223)	(90,303)	(313,327)	(25,748)	1,486
(12,597,171)	(6,521,420)	(6,394,010)	(6,766,836)	(367,037)	(412,969)
(1,615,332)	(1,558,895)	(1,545,505)	(1,645,463)	(66,378)	(70,230)
(142,808)	(145,323)	(135,448)	(159,701)	(5,119)	(5,944)
(7,400)	(31,251)	(1,386)	(31,398)	715	(27)
2,090,175	2,750,493	(1,984,368)	1,137,141	(471,502)	(60,094)
2,818,657	3,047,731	1,153,011	(4,367,165)	(455,524)	55,509

41,158,731	38,111,000	33,773,691	38,140,856	2,473,731	2,418,222
$43,977,388	$41,158,731	$34,926,702	$33,773,691	$2,018,207	$2,473,731

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Invesco American Franchise Series II Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	178,553	41,340
Change in net unrealized appreciation or depreciation of investments	(123,043)	27,228
Net gains (losses) from investments	55,510	68,568

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	55,510	68,568

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	479,242	472,348
Contract terminations and surrenders	(32,712)	(5,857)
Death benefit payments	—	(1,522)
Policy loan transfers	5,760	(21,804)
Transfers to other contracts	(263,759)	(167,343)
Cost of insurance and administration charges	(71,759)	(64,118)
Mortality and expenses charges	(6,205)	(6,371)
Surrender charges	(1,694)	(306)
Increase (decrease) in net assets from policy related transactions	108,873	205,027
Total increase (decrease)	164,383	273,595

Net assets at beginning of period	1,479,106	1,205,511
Net assets at end of period	$1,643,489	$1,479,106

(1) Commenced operations May 18, 2015. See accompanying notes.

Invesco American Value Series I Division (1)		Invesco Core Equity Series I Division		Invesco Core Equity Series II Division

2016	2015	2016	2015	2016	2015

$180	$1	$51,282	$96,160	$45,286	$90,823
3,853	33	952,904	1,545,146	1,030,262	1,924,917
3,321	(51)	(318,155)	(2,165,944)	(277,305)	(2,604,114)
7,354	(17)	686,031	(524,638)	798,243	(588,374)

—	—	—	—	—	—

7,354	(17)	686,031	(524,638)	798,243	(588,374)

71,091	505	875,994	878,510	1,493,000	1,207,519
—	—	(695,560)	(257,180)	(500,564)	(2,047,987)
—	—	(16,325)	(17,529)	(45,583)	(23,820)
—	—	(77,412)	24,740	(113,984)	(90,185)
(19,966)	—	(1,630,458)	(1,617,324)	(1,404,397)	(718,498)
(734)	(33)	(233,780)	(279,351)	(454,268)	(499,004)
(77)	—	(18,490)	(23,269)	(37,023)	(51,081)
—	—	1,304	228	(13,088)	100,727
50,314	472	(1,794,727)	(1,291,175)	(1,075,907)	(2,122,329)
57,668	455	(1,108,696)	(1,815,813)	(277,664)	(2,710,703)

455	—	7,937,068	9,752,881	9,247,022	11,957,725
$58,123	$455	$6,828,372	$7,937,068	$8,969,358	$9,247,022

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Invesco Global Health Care Series I Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(309)	$(337)
Total realized gains (losses) on investments	2,579,867	4,226,925
Change in net unrealized appreciation or depreciation of investments	(5,268,755)	(3,773,479)
Net gains (losses) from investments	(2,689,197)	453,109

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(2,689,197)	453,109

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	9,366,319	12,764,418
Contract terminations and surrenders	(1,085,577)	(729,395)
Death benefit payments	(39,551)	(116,029)
Policy loan transfers	(100,874)	(5,112)
Transfers to other contracts	(11,876,383)	(8,262,853)
Cost of insurance and administration charges	(546,467)	(587,924)
Mortality and expenses charges	(55,125)	(65,614)
Surrender charges	(15,622)	2,112
Increase (decrease) in net assets from policy related transactions	(4,353,280)	2,999,603
Total increase (decrease)	(7,042,477)	3,452,712

Net assets at beginning of period	24,203,439	20,750,727
Net assets at end of period	$17,160,962	$24,203,439

See accompanying notes.

Invesco Global Real Estate Series I Division		Invesco International Growth Series I Division		Invesco Mid Cap Core Equity Series II Division

2016	2015	2016	2015	2016	2015

$12,236	$20,615	$274,529	$278,261	$(28)	$335
700	(135)	479,000	615,227	10,247	30,191
(9,298)	(28,138)	(810,528)	(1,361,085)	40,057	(46,635)
3,638	(7,658)	(56,999)	(467,597)	50,276	(16,109)

—	—	—	—	—	—

3,638	(7,658)	(56,999)	(467,597)	50,276	(16,109)

572,451	614,788	7,561,533	8,187,927	174,473	201,061
—	(53,328)	(991,680)	(415,279)	(657)	(7,832)
—	—	(19,867)	(12,669)	—	(72)
258	(2)	6,538	(167,945)	(6,746)	(2,921)
(430,415)	(185,923)	(5,333,198)	(4,968,834)	(101,684)	(60,436)
(15,307)	(12,488)	(321,492)	(307,637)	(13,252)	(13,233)
(1,977)	(1,466)	(43,431)	(40,885)	(1,600)	(1,531)
—	439	33,641	21,680	(211)	(81)
125,010	362,020	892,044	2,296,358	50,323	114,955
128,648	354,362	835,045	1,828,761	100,599	98,846

648,730	294,368	18,548,616	16,719,855	363,917	265,071
$777,378	$648,730	$19,383,661	$18,548,616	$464,516	$363,917

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Invesco Mid Cap Growth Series I Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(124)	$(134)
Total realized gains (losses) on investments	222,029	227,799
Change in net unrealized appreciation or depreciation of investments	(203,438)	(254,378)
Net gains (losses) from investments	18,467	(26,713)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	18,467	(26,713)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	592,780	1,027,042
Contract terminations and surrenders	(84,435)	(16,653)
Death benefit payments	(2,057)	(26,069)
Policy loan transfers	(23,196)	(5,957)
Transfers to other contracts	(624,921)	(218,702)
Cost of insurance and administration charges	(54,814)	(50,717)
Mortality and expenses charges	(5,951)	(5,639)
Surrender charges	811	(40)
Increase (decrease) in net assets from policy related transactions	(201,783)	703,265
Total increase (decrease)	(183,316)	676,552

Net assets at beginning of period	2,063,461	1,386,909
Net assets at end of period	$1,880,145	$2,063,461

See accompanying notes.

Invesco Small Cap Equity Series I Division		Invesco Technology Series I Division		Janus Aspen Balanced Service Shares Division

2016	2015	2016	2015	2016	2015

$(21)	$(22)	$(399)	$(376)	$355,126	$293,775
(99,660)	3,457,161	119,682	538,151	39,523	957,817
1,115,837	(4,110,573)	(78,392)	(305,665)	427,836	(1,242,112)
1,016,156	(653,434)	40,891	232,110	822,485	9,480

—	—	—	—	—	—

1,016,156	(653,434)	40,891	232,110	822,485	9,480

2,841,612	2,958,285	2,125,268	1,769,343	14,014,295	8,543,771
(427,205)	(383,316)	(205,585)	(226,277)	(958,087)	(171,340)
(6,928)	(28,083)	(1,546)	(3,297)	(17,408)	(22,273)
(24,228)	(44,584)	(36,744)	60,759	(137,180)	41,824
(3,845,970)	(6,189,414)	(1,362,449)	(924,108)	(15,663,778)	(4,319,005)
(187,856)	(218,950)	(101,374)	(98,685)	(311,885)	(288,041)
(23,994)	(27,254)	(10,921)	(10,131)	(40,912)	(37,495)
12,770	10,750	895	477	21,517	12,609
(1,661,799)	(3,922,566)	407,544	568,081	(3,093,438)	3,760,050
(645,643)	(4,576,000)	448,435	800,191	(2,270,953)	3,769,530

10,118,002	14,694,002	3,996,607	3,196,416	18,507,819	14,738,289
$9,472,359	$10,118,002	$4,445,042	$3,996,607	$16,236,866	$18,507,819

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Janus Aspen Enterprise Service Shares Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$212,657	$203,749
Total realized gains (losses) on investments	2,583,341	4,090,835
Change in net unrealized appreciation or depreciation of investments	671,164	(3,472,782)
Net gains (losses) from investments	3,467,162	821,802

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,467,162	821,802

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	12,911,636	11,513,325
Contract terminations and surrenders	(1,173,116)	(511,603)
Death benefit payments	(9,162)	(103,460)
Policy loan transfers	(174,246)	(247,777)
Transfers to other contracts	(9,270,180)	(7,121,408)
Cost of insurance and administration charges	(571,633)	(479,402)
Mortality and expenses charges	(66,296)	(53,929)
Surrender charges	20,849	11,267
Increase (decrease) in net assets from policy related transactions	1,667,852	3,007,013
Total increase (decrease)	5,135,014	3,828,815

Net assets at beginning of period	27,386,863	23,558,048
Net assets at end of period	$32,521,877	$27,386,863

See accompanying notes.

Janus Aspen Flexible Bond Service Shares Division		Janus Aspen Forty Service Shares Division		Janus Aspen Global Research Service Shares Division

2016	2015	2016	2015	2016	2015

$1,194,777	$859,279	$55,725	$76,927	$20,501	$8,917
(224,900)	(152,374)	150,201	1,153,491	48,215	98,528
(51,185)	(760,135)	(85,241)	(594,053)	(1,030)	(167,662)
918,692	(53,230)	120,685	636,365	67,686	(60,217)

—	—	—	—	—	—

918,692	(53,230)	120,685	636,365	67,686	(60,217)

22,380,542	12,123,561	2,281,941	2,561,698	3,133,908	1,049,545
(1,509,187)	(1,310,358)	(786,066)	(25,306)	(5,322)	(6,396)
(57,389)	(139,495)	(73)	(10,877)	—	—
(121,217)	80,788	(5,879)	(42,788)	(32,369)	19,993
(15,155,039)	(7,783,706)	(1,975,624)	(1,093,467)	(2,615,175)	(741,834)
(885,324)	(807,766)	(242,225)	(249,021)	(45,352)	(36,489)
(119,004)	(107,061)	(26,102)	(25,471)	(6,142)	(5,226)
61,210	83,401	32,587	(3,192)	304	311
4,594,592	2,139,364	(721,441)	1,111,576	429,852	279,904
5,513,284	2,086,134	(600,756)	1,747,941	497,538	219,687

43,292,242	41,206,108	6,808,296	5,060,355	1,651,379	1,431,692
$48,805,526	$43,292,242	$6,207,540	$6,808,296	$2,148,917	$1,651,379

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Janus Aspen Overseas Service Shares Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$151,663	$16,153
Total realized gains (losses) on investments	(176,206)	37,285
Change in net unrealized appreciation or depreciation of investments	(63,357)	(265,659)
Net gains (losses) from investments	(87,900)	(212,221)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(87,900)	(212,221)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,854,272	663,847
Contract terminations and surrenders	(83,039)	(120,662)
Death benefit payments	—	(299)
Policy loan transfers	(91,015)	(7,436)
Transfers to other contracts	(3,039,255)	(1,246,319)
Cost of insurance and administration charges	(92,309)	(98,492)
Mortality and expenses charges	(14,318)	(15,050)
Surrender charges	426	(127)
Increase (decrease) in net assets from policy related transactions	534,762	(824,538)
Total increase (decrease)	446,862	(1,036,759)

Net assets at beginning of period	2,652,192	3,688,951
Net assets at end of period	$3,099,054	$2,652,192

See accompanying notes.

JP Morgan Core Bond Class I Division		JP Morgan Small Cap Core Class I Division		LargeCap Growth Class 1 Division

2016	2015	2016	2015	2016	2015

$95,684	$137,911	$23,977	$7,262	$135,800	$82,734
(68,541)	(88,814)	144,384	939,861	1,817,273	2,027,643
57,837	(8,419)	710,889	(1,184,846)	(4,870,807)	815,385
84,980	40,678	879,250	(237,723)	(2,917,734)	2,925,762

—	—	—	—	—	—

84,980	40,678	879,250	(237,723)	(2,917,734)	2,925,762

2,178,156	1,407,731	1,948,907	2,430,207	4,259,956	4,843,660
(384,807)	(48,870)	(316,408)	(578,837)	(1,561,295)	(1,768,076)
—	—	—	—	(182,649)	(127,218)
(214)	(9)	34,212	(48,032)	(18,256)	(112,606)
(2,289,540)	(1,734,150)	(1,616,776)	(1,895,945)	(9,314,960)	(4,318,207)
(48,022)	(49,470)	(58,362)	(68,204)	(1,379,780)	(1,449,155)
(7,580)	(7,806)	(9,431)	(11,158)	(108,167)	(121,301)
2,099	(180)	1,587	3,529	3,815	(2,799)
(549,908)	(432,754)	(16,271)	(168,440)	(8,301,336)	(3,055,702)
(464,928)	(392,076)	862,979	(406,163)	(11,219,070)	(129,940)

3,515,371	3,907,447	4,600,270	5,006,433	58,018,585	58,148,525
$3,050,443	$3,515,371	$5,463,249	$4,600,270	$46,799,515	$58,018,585

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	LargeCap Growth I Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(580)	$314,961
Total realized gains (losses) on investments	13,512,120	25,372,378
Change in net unrealized appreciation or depreciation of investments	(11,606,374)	(15,744,012)
Net gains (losses) from investments	1,905,166	9,943,327

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,905,166	9,943,327

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	35,872,442	29,806,870
Contract terminations and surrenders	(6,280,755)	(6,190,464)
Death benefit payments	(365,639)	(424,963)
Policy loan transfers	(367,840)	(1,391,905)
Transfers to other contracts	(23,965,961)	(11,608,016)
Cost of insurance and administration charges	(4,124,475)	(3,995,804)
Mortality and expenses charges	(344,758)	(343,266)
Surrender charges	46,832	53,440
Increase (decrease) in net assets from policy related transactions	469,846	5,905,892
Total increase (decrease)	2,375,012	15,849,219

Net assets at beginning of period	145,850,602	130,001,383
Net assets at end of period	$148,225,614	$145,850,602

(1) Commenced operations May 23, 2016. See accompanying notes.

LargeCap S&P 500 Index Class 1 Division		LargeCap Value Class 1 Division		Lord Abbett Series Fund Developing Growth Class VC Division (1)

2016	2015	2016	2015	2016

$1,732,709	$1,256,889	$1,147,376	$1,130,599	$—
6,521,090	4,871,543	1,130,356	9,297,450	1
3,357,263	(5,360,428)	2,486,988	(11,307,123)	(21)
11,611,062	768,004	4,764,720	(879,074)	(20)

—	—	—	—	—

11,611,062	768,004	4,764,720	(879,074)	(20)

54,342,181	35,571,500	7,724,038	5,443,584	3,372
(3,672,240)	(4,260,843)	(2,577,988)	(1,914,233)	—
(119,121)	(336,370)	(264,555)	(411,300)	—
(390,851)	(243,155)	159,350	(822,253)	—
(32,833,662)	(14,099,349)	(15,038,871)	(4,505,429)	(14)
(2,665,731)	(2,296,331)	(2,264,002)	(2,387,245)	(25)
(245,756)	(209,487)	(166,593)	(191,773)	(3)
161,170	49,827	(18,192)	(20,215)	—
14,575,990	14,175,792	(12,446,813)	(4,808,864)	3,330
26,187,052	14,943,796	(7,682,093)	(5,687,938)	3,310

91,385,328	76,441,532	72,641,324	78,329,262	—
$117,572,380	$91,385,328	$64,959,231	$72,641,324	$3,310

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
Lord Abbett Series Fund International Opportunities Class VC Division (1)

2016
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$160
Total realized gains (losses) on investments	(1)
Change in net unrealized appreciation or depreciation of investments	(77)
Net gains (losses) from investments	82

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	82

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	16,441
Contract terminations and surrenders	—
Death benefit payments	—
Policy loan transfers	(30)
Transfers to other contracts	—
Cost of insurance and administration charges	(256)
Mortality and expenses charges	(12)
Surrender charges	—
Increase (decrease) in net assets from policy related transactions	16,143
Total increase (decrease)	16,225

Net assets at beginning of period	—
Net assets at end of period	$16,225

(1) Commenced operations May 23, 2016.
(2) Represented the operations of MFS VIT Global Equity Service Class Division until May 21, 2016.
(3) Represented the operations of MFS VIT Growth Service Class Division until May 21, 2016.

See accompanying notes.

MFS Blended Research Small Cap Equity Service Class Division (1)	MFS Global Equity Service Class Division (2)		MFS Growth Service Class Division (3)

2016	2016	2015	2016	2015

$12	$30,196	$34,732	$—	$—
129	170,125	251,292	1,723,694	2,284,991
536	96,174	(381,547)	(1,261,736)	(1,210,523)
677	296,495	(95,523)	461,958	1,074,468

—	—	—	—	—

677	296,495	(95,523)	461,958	1,074,468

14,451	1,989,710	3,421,168	10,353,676	10,026,194
—	(108,228)	(846,273)	(362,651)	(1,755,941)
—	—	—	(15,119)	(26,630)
—	(34,614)	5,641	37,640	(39,910)
(73)	(1,785,345)	(1,709,127)	(8,779,423)	(4,918,046)
(89)	(98,080)	(97,285)	(348,987)	(289,886)
(7)	(11,776)	(11,404)	(44,688)	(36,993)
—	8,283	34,718	6,590	34,923
14,282	(40,050)	797,438	847,038	2,993,711
14,959	256,445	701,915	1,308,996	4,068,179

—	4,098,790	3,396,875	17,777,744	13,709,565
$14,959	$4,355,235	$4,098,790	$19,086,740	$17,777,744

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	MFS Inflation-Adjusted Bond Service Class Division (1)(2)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	351	—
Change in net unrealized appreciation or depreciation of investments	(673)	(49)
Net gains (losses) from investments	(322)	(49)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(322)	(49)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	26,770	1,610
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	(3)	—
Transfers to other contracts	(6,112)	—
Cost of insurance and administration charges	(395)	(7)
Mortality and expenses charges	(39)	—
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	20,221	1,603
Total increase (decrease)	19,899	1,554

Net assets at beginning of period	1,554	—
Net assets at end of period	$21,453	$1,554

(1) Represented the operations of MFS VIT Inflation-Adjusted Bond Service Class Division until May 21, 2016.
(2) Commenced operations May 18, 2015.
(3) Represented the operations of MFS VIT MidCap Growth Service Class Division until May 21, 2016.
(4) Represented the operations of MFS VIT Mid Cap Value Portfolio Service Class Division until May 21, 2016.

See accompanying notes.

MFS International Value Service Class Division		MFS MidCap Growth Service Class Division (3)(2)		MFS Mid Cap Value Portfolio Service Class Division (4)

2016	2015	2016	2015	2016	2015

$72,010	$74,796	$—	$—	$2,923	$6
211,077	89,097	86,067	65,546	34,452	30
(33,872)	13,458	(53,120)	(44,907)	20,209	(652)
249,215	177,351	32,947	20,639	57,584	(616)

—	—	—	—	—	—

249,215	177,351	32,947	20,639	57,584	(616)

3,586,240	3,999,874	138,218	128,528	696,432	109,380
(360,558)	(505,082)	(989)	(2,035)	(1,873)	—
(26,491)	(70,066)	—	—	—	—
125,095	(101,014)	(23)	19	(3,526)	—
(1,627,546)	(1,362,128)	(173,166)	(35,054)	(25,831)	(6)
(112,362)	(75,222)	(10,290)	(9,057)	(7,913)	(702)
(13,649)	(9,331)	(1,627)	(1,419)	(829)	(74)
18,548	4,325	6	11	(156)	—
1,589,277	1,881,356	(47,871)	80,993	656,304	108,598
1,838,492	2,058,707	(14,924)	101,632	713,888	107,982

5,107,122	3,048,415	586,182	484,550	107,982	—
$6,945,614	$5,107,122	$571,258	$586,182	$821,870	$107,982

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	MFS New Discovery Service Class Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(173)	$(188)
Total realized gains (losses) on investments	(344,429)	(828,821)
Change in net unrealized appreciation or depreciation of investments	1,117,119	645,291
Net gains (losses) from investments	772,517	(183,718)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	772,517	(183,718)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,948,884	4,409,228
Contract terminations and surrenders	(345,843)	(725,688)
Death benefit payments	(1,123)	(1,741)
Policy loan transfers	(71,337)	(75,339)
Transfers to other contracts	(4,592,372)	(5,878,469)
Cost of insurance and administration charges	(219,728)	(247,822)
Mortality and expenses charges	(24,939)	(29,429)
Surrender charges	(3,424)	24,762
Increase (decrease) in net assets from policy related transactions	(1,309,882)	(2,524,498)
Total increase (decrease)	(537,365)	(2,708,216)

Net assets at beginning of period	9,834,351	12,542,567
Net assets at end of period	$9,296,986	$9,834,351

(1) Represented the operations of MFS VIT New Discovery Service Class Division until May 21, 2016.
(2) Commenced operations May 23, 2016.
(3) Represented the operations of MFS VIT Research International Portfolio Service Class Division until May 21, 2016.
(4) Commenced operations March 27, 2015.
(5) Represented the operations of MFS VIT Total Return Service Class Division until May 21, 2016.

See accompanying notes.

MFS New Discovery Value Service Class Division (2)	MFS Research International Portfolio Service Class Division (3)(4)		MFS Total Return Service Class Division (5)

2016	2016	2015	2016	2015

$43	$27,793	$60,075	$33,127	$21,620
648	(309,311)	35,042	51,009	69,302
2,948	192,091	(373,460)	15,425	(97,456)
3,639	(89,427)	(278,343)	99,561	(6,534)

—	—	—	—	—

3,639	(89,427)	(278,343)	99,561	(6,534)

25,976	590,120	5,015,732	480,164	157,550
—	(168,941)	(280,110)	—	—
—	(351)	—	(598)	(40,683)
—	(54,209)	7,813	12,127	(3,313)
(3)	(1,497,823)	(1,123,538)	(53,505)	(149,425)
(289)	(45,725)	(49,846)	(28,153)	(22,640)
(23)	(5,824)	(5,891)	(3,087)	(2,310)
—	13,617	15,509	—	—
25,661	(1,169,136)	3,579,669	406,948	(60,821)
29,300	(1,258,563)	3,301,326	506,509	(67,355)

—	3,301,326	—	763,561	830,916
$29,300	$2,042,763	$3,301,326	$1,270,070	$763,561

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	MFS Utilities Service Class Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$115,639	$113,491
Total realized gains (losses) on investments	(125,121)	217,899
Change in net unrealized appreciation or depreciation of investments	325,154	(768,258)
Net gains (losses) from investments	315,672	(436,868)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	315,672	(436,868)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,352,973	1,396,747
Contract terminations and surrenders	(26,742)	(66,418)
Death benefit payments	(92)	(4,612)
Policy loan transfers	(3,001)	(13,803)
Transfers to other contracts	(937,878)	(914,369)
Cost of insurance and administration charges	(111,757)	(104,400)
Mortality and expenses charges	(13,320)	(12,012)
Surrender charges	(4,176)	(1,111)
Increase (decrease) in net assets from policy related transactions	256,007	280,022
Total increase (decrease)	571,679	(156,846)

Net assets at beginning of period	2,715,885	2,872,731
Net assets at end of period	$3,287,564	$2,715,885

(1) Represented the operations of MFS VIT Utilities Service Class Division until May 21, 2016.
(2) Represented the operations of MFS VIT Value Service Class Division until May 21, 2016.
(3) Commenced operations May 23, 2016.

See accompanying notes.

MFS Value Service Class Division (2)		MidCap Class 1 Division		Multi-Asset Income Class 1 Division (3)

2016	2015	2016	2015	2016

$575,075	$554,236	$612,488	$863,465	$—
3,157,264	4,024,773	35,081,238	29,237,476	—
63,563	(4,919,031)	(18,711,664)	(26,877,844)	35
3,795,902	(340,022)	16,982,062	3,223,097	35

—	—	—	—	—

3,795,902	(340,022)	16,982,062	3,223,097	35

11,801,933	8,791,380	21,841,777	23,719,240	1,987
(588,218)	(1,237,017)	(11,947,757)	(10,313,843)	—
—	(102,241)	(359,329)	(793,500)	—
(140,476)	(72,053)	(918,629)	(1,448,054)	—
(7,050,572)	(7,654,735)	(22,012,647)	(19,018,819)	—
(578,457)	(530,684)	(5,184,288)	(5,436,110)	(36)
(82,545)	(75,462)	(397,138)	(468,013)	(11)
13,909	27,341	(66,003)	17,620	—
3,375,574	(853,471)	(19,044,014)	(13,741,479)	1,940
7,171,476	(1,193,493)	(2,061,952)	(10,518,382)	1,975

26,025,294	27,218,787	181,319,240	191,837,622	—
$33,196,770	$26,025,294	$179,257,288	$181,319,240	$1,975

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Neuberger Berman AMT Guardian Class I Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$17,931	$26,283
Total realized gains (losses) on investments	213,753	924,390
Change in net unrealized appreciation or depreciation of investments	17,878	(1,121,648)
Net gains (losses) from investments	249,562	(170,975)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	249,562	(170,975)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	564,943	1,495,749
Contract terminations and surrenders	(1,016)	(25,739)
Death benefit payments	—	—
Policy loan transfers	(2,019)	(33,521)
Transfers to other contracts	(932,527)	(769,519)
Cost of insurance and administration charges	(63,891)	(65,452)
Mortality and expenses charges	(9,282)	(9,255)
Surrender charges	(6)	773
Increase (decrease) in net assets from policy related transactions	(443,798)	593,036
Total increase (decrease)	(194,236)	422,061

Net assets at beginning of period	3,448,408	3,026,347
Net assets at end of period	$3,254,172	$3,448,408

(1) Commenced operations November 6, 2015. See accompanying notes.

Neuberger Berman AMT Large Cap Value Class I Division		Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division (1)		Oppenheimer Main Street Small Cap Service Shares Division

2016	2015	2016	2015	2016	2015

$43,922	$39,746	$—	$—	$7,426	$16,906
819,197	776,143	9,975	(508)	(134,943)	337,207
492,042	(1,441,681)	13,708	(42,967)	659,085	(531,324)
1,355,161	(625,792)	23,683	(43,475)	531,568	(177,211)

—	—	—	—	—	—

1,355,161	(625,792)	23,683	(43,475)	531,568	(177,211)

1,983,585	1,167,477	198,184	1,057,905	1,986,183	2,202,838
(95,981)	(301,356)	(75,678)	(276)	(61,433)	(96,199)
—	(7,194)	—	—	—	(24,894)
1,687	34,231	(1,994)	7	(21,346)	(8,678)
(2,581,822)	(1,126,321)	(281,612)	(7,836)	(1,302,838)	(1,462,196)
(108,612)	(104,903)	(12,212)	(2,256)	(76,112)	(70,215)
(16,225)	(15,444)	(1,943)	(389)	(8,763)	(7,809)
(55)	11,610	457	(1)	3,198	(7,222)
(817,423)	(341,900)	(174,798)	1,047,154	518,889	525,625
537,738	(967,692)	(151,115)	1,003,679	1,050,457	348,414

4,708,205	5,675,897	1,003,679	—	2,787,234	2,438,820
$5,245,943	$4,708,205	$852,564	$1,003,679	$3,837,691	$2,787,234

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	PIMCO All Asset Administrative Class Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$61,190	$73,693
Total realized gains (losses) on investments	(78,918)	(44,954)
Change in net unrealized appreciation or depreciation of investments	277,650	(233,356)
Net gains (losses) from investments	259,922	(204,617)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	259,922	(204,617)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	649,718	966,171
Contract terminations and surrenders	(15,652)	(216,477)
Death benefit payments	—	—
Policy loan transfers	(9,198)	(134)
Transfers to other contracts	(455,499)	(254,599)
Cost of insurance and administration charges	(43,501)	(35,057)
Mortality and expenses charges	(5,338)	(4,288)
Surrender charges	1,376	3,693
Increase (decrease) in net assets from policy related transactions	121,906	459,309
Total increase (decrease)	381,828	254,692

Net assets at beginning of period	2,028,875	1,774,183
Net assets at end of period	$2,410,703	$2,028,875

See accompanying notes.

PIMCO Commodity Real Return Strategy Administrative Class Division		PIMCO Emerging Market Bond Administrative Class Division		PIMCO High Yield Administrative Class Division

2016	2015	2016	2015	2016	2015

$4,391	$8,395	$45,668	$21,527	$418,185	$281,632
(28,186)	(58,598)	(19,811)	(1,540)	(291,495)	31,121
77,397	(9,945)	97,307	(30,112)	840,415	(387,181)
53,602	(60,148)	123,164	(10,125)	967,105	(74,428)

—	—	—	—	—	—

53,602	(60,148)	123,164	(10,125)	967,105	(74,428)

372,845	334,231	1,573,079	455,561	7,330,842	3,086,863
(7,375)	—	(2,041)	(306)	(339,688)	(358,681)
(120)	—	—	—	(1,025)	(36,939)
920	5	(30)	—	109,604	(34,288)
(143,552)	(262,573)	(1,254,966)	(127,909)	(4,323,096)	(2,872,202)
(9,482)	(6,267)	(14,245)	(7,846)	(163,067)	(120,367)
(1,213)	(870)	(1,995)	(1,048)	(20,218)	(14,124)
648	—	(58)	(25)	21,697	26,213
212,671	64,526	299,744	318,427	2,615,049	(323,525)
266,273	4,378	422,908	308,302	3,582,154	(397,953)

183,959	179,581	526,592	218,290	5,577,101	5,975,054
$450,232	$183,959	$949,500	$526,592	$9,159,255	$5,577,101

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	PIMCO Long-Term U.S. Government Administrative Class Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,954	$722
Total realized gains (losses) on investments	(13,366)	(710)
Change in net unrealized appreciation or depreciation of investments	(47,891)	(665)
Net gains (losses) from investments	(52,303)	(653)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(52,303)	(653)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	835,167	94,904
Contract terminations and surrenders	(4,753)	—
Death benefit payments	—	(2,075)
Policy loan transfers	(24,598)	—
Transfers to other contracts	(233,028)	(89,378)
Cost of insurance and administration charges	(4,219)	(889)
Mortality and expenses charges	(531)	(97)
Surrender charges	418	—
Increase (decrease) in net assets from policy related transactions	568,456	2,465
Total increase (decrease)	516,153	1,812

Net assets at beginning of period	19,688	17,876
Net assets at end of period	$535,841	$19,688

(1) Commenced operations May 23, 2016. See accompanying notes.

PIMCO Low Duration Administrative Class Division (1)	PIMCO Real Return Administrative Class Division		PIMCO Short-Term Administrative Class Division

2016	2016	2015	2016	2015

$—	$219,248	$407,172	$293,857	$160,326
—	(239,731)	(270,411)	70,581	35,840
—	525,635	(407,539)	65,103	(4,421)
—	505,152	(270,778)	429,541	191,745

—	—	—	—	—

—	505,152	(270,778)	429,541	191,745

—	5,501,645	4,317,074	10,336,526	13,950,876
—	(305,337)	(741,681)	(2,720,400)	(748,124)
—	(23,869)	(4,746)	—	(22,033)
—	15,910	925	(535,978)	(26,663)
—	(4,734,444)	(3,541,378)	(9,199,394)	(6,747,306)
—	(186,377)	(183,034)	(307,935)	(255,419)
—	(22,550)	(21,255)	(40,037)	(33,007)
—	23,317	47,912	45,056	43,368
—	268,295	(126,183)	(2,422,162)	6,161,692
—	773,447	(396,961)	(1,992,621)	6,353,437

—	9,388,051	9,785,012	20,274,508	13,921,071
$—	$10,161,498	$9,388,051	$18,281,887	$20,274,508

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	PIMCO Total Return Administrative Class Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$731,967	$1,578,572
Total realized gains (losses) on investments	(494,207)	327,038
Change in net unrealized appreciation or depreciation of investments	608,220	(1,752,965)
Net gains (losses) from investments	845,980	152,645

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	845,980	152,645

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	14,979,083	11,354,210
Contract terminations and surrenders	(1,669,645)	(1,830,419)
Death benefit payments	(3,205)	(4,111)
Policy loan transfers	(104,215)	(42,245)
Transfers to other contracts	(11,211,133)	(8,535,365)
Cost of insurance and administration charges	(518,883)	(460,246)
Mortality and expenses charges	(61,465)	(51,728)
Surrender charges	43,017	96,018
Increase (decrease) in net assets from policy related transactions	1,453,554	526,114
Total increase (decrease)	2,299,534	678,759

Net assets at beginning of period	32,426,318	31,747,559
Net assets at end of period	$34,725,852	$32,426,318

(1) Commenced operations April 17, 2015. See accompanying notes.

Principal Capital Appreciation Class 1 Division (1)		Principal LifeTime 2010 Class 1 Division		Principal LifeTime 2020 Class 1 Division

2016	2015	2016	2015	2016	2015

$193,502	$42,949	$308,375	$308,703	$1,479,122	$1,972,115
91,116	281,779	95,752	550,921	3,289,691	5,969,320
1,211,910	(386,939)	322,938	(1,025,644)	(623,654)	(8,985,011)
1,496,528	(62,211)	727,065	(166,020)	4,145,159	(1,043,576)

—	—	—	—	—	—

1,496,528	(62,211)	727,065	(166,020)	4,145,159	(1,043,576)

2,860,480	19,351,704	11,802,646	5,753,706	31,371,524	27,662,468
(893,452)	(496,631)	(664,868)	(575,219)	(4,612,304)	(3,118,070)
(7,222)	(8,444)	(1,442)	(7,150)	(66,056)	(72,301)
(281,635)	(197,899)	(19,029)	(148,894)	(293,129)	18,621
(1,880,888)	(875,733)	(8,561,158)	(5,439,697)	(23,277,617)	(16,364,757)
(613,319)	(437,661)	(338,176)	(357,861)	(1,601,435)	(1,577,376)
(51,269)	(42,902)	(40,062)	(43,353)	(191,738)	(193,066)
(15,101)	(16,237)	22,258	9,005	165,709	105,934
(882,406)	17,276,197	2,200,169	(809,463)	1,494,954	6,461,453
614,122	17,213,986	2,927,234	(975,483)	5,640,113	5,417,877

17,213,986	—	12,577,366	13,552,849	72,832,734	67,414,857
$17,828,108	$17,213,986	$15,504,600	$12,577,366	$78,472,847	$72,832,734

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Principal LifeTime 2030 Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$902,135	$1,190,403
Total realized gains (losses) on investments	1,317,465	1,934,920
Change in net unrealized appreciation or depreciation of investments	1,036,652	(3,658,043)
Net gains (losses) from investments	3,256,252	(532,720)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,256,252	(532,720)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	26,237,412	17,538,844
Contract terminations and surrenders	(3,486,683)	(2,422,496)
Death benefit payments	(46,555)	(70,378)
Policy loan transfers	(174,560)	(742,381)
Transfers to other contracts	(13,854,546)	(8,564,930)
Cost of insurance and administration charges	(1,479,207)	(1,337,234)
Mortality and expenses charges	(163,169)	(158,998)
Surrender charges	159,061	28,899
Increase (decrease) in net assets from policy related transactions	7,191,753	4,271,326
Total increase (decrease)	10,448,005	3,738,606

Net assets at beginning of period	46,609,443	42,870,837
Net assets at end of period	$57,057,448	$46,609,443

See accompanying notes.

Principal LifeTime 2040 Class 1 Division		Principal LifeTime 2050 Class 1 Division		Principal LifeTime 2060 Class 1 Division

2016	2015	2016	2015	2016	2015

$459,338	$753,793	$209,139	$365,044	$21,056	$18,224
949,163	1,901,562	501,216	703,763	27,490	60,543
368,805	(3,007,429)	49,518	(1,178,712)	63,546	(113,660)
1,777,306	(352,074)	759,873	(109,905)	112,092	(34,893)

—	—	—	—	—	—

1,777,306	(352,074)	759,873	(109,905)	112,092	(34,893)

14,087,858	12,813,301	7,683,559	5,320,970	909,122	1,526,094
(975,040)	(2,380,916)	(774,600)	(1,718,430)	(30,506)	(1,107)
(10,105)	(22,474)	(2,734)	(11,116)	(289)	—
55,867	94,319	(324,495)	(148,064)	(91,165)	(197,805)
(9,996,970)	(5,754,618)	(4,139,660)	(1,575,982)	(552,367)	(224,129)
(994,927)	(939,989)	(542,117)	(534,016)	(52,188)	(39,062)
(100,226)	(107,262)	(51,753)	(59,445)	(6,894)	(5,127)
(13,969)	(34,853)	2,578	(23,290)	788	(360)
2,052,488	3,667,508	1,850,778	1,250,627	176,501	1,058,504
3,829,794	3,315,434	2,610,651	1,140,722	288,593	1,023,611

30,067,008	26,751,574	13,818,905	12,678,183	1,662,895	639,284
$33,896,802	$30,067,008	$16,429,556	$13,818,905	$1,951,488	$1,662,895

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Principal LifeTime Strategic Income Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$208,565	$189,620
Total realized gains (losses) on investments	(22,187)	117,525
Change in net unrealized appreciation or depreciation of investments	195,123	(385,956)
Net gains (losses) from investments	381,501	(78,811)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	381,501	(78,811)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,108,010	3,208,394
Contract terminations and surrenders	(160,326)	(478,423)
Death benefit payments	(5,817)	(21,270)
Policy loan transfers	(32,772)	(51,365)
Transfers to other contracts	(2,898,763)	(3,322,501)
Cost of insurance and administration charges	(159,171)	(154,241)
Mortality and expenses charges	(18,471)	(18,923)
Surrender charges	1,503	7,585
Increase (decrease) in net assets from policy related transactions	834,193	(830,744)
Total increase (decrease)	1,215,694	(909,555)

Net assets at beginning of period	7,305,995	8,215,550
Net assets at end of period	$8,521,689	$7,305,995

(1) Commenced operations November 18, 2016. See accompanying notes.

Putnam VT Growth & Income Class IB Division		Putnam VT Growth Opportunities Class IB Division (1)	Putnam VT International Equity Class IB Division

2016	2015	2016	2016	2015

$10,771	$8,376	$(13)	$41,081	$15,636
7,258	5,412	2,570	5,589	64,734
78,620	(54,594)	163,486	(66,579)	(82,333)
96,649	(40,806)	166,043	(19,909)	(1,963)

—	—	—	—	—

96,649	(40,806)	166,043	(19,909)	(1,963)

157,443	571,401	22,857,806	217,801	246,932
—	(6,273)	(107,288)	(6,822)	(26,301)
—	—	(3,375)	—	—
4	12,549	(32,961)	(8)	4,015
(187,778)	(95,820)	(100,784)	(571,571)	(273,223)
(13,731)	(12,233)	(115,832)	(16,912)	(20,619)
(2,175)	(1,963)	(7,969)	(2,730)	(3,376)
—	(29)	(206)	42	161
(46,237)	467,632	22,489,391	(380,200)	(72,411)
50,412	426,826	22,655,434	(400,109)	(74,374)

586,098	159,272	—	1,170,358	1,244,732
$636,510	$586,098	$22,655,434	$770,249	$1,170,358

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Real Estate Securities Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,102,338	$1,131,977
Total realized gains (losses) on investments	11,591,239	8,152,289
Change in net unrealized appreciation or depreciation of investments	(8,438,390)	(6,356,461)
Net gains (losses) from investments	4,255,187	2,927,805

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	4,255,187	2,927,805

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	26,128,211	22,199,429
Contract terminations and surrenders	(4,598,973)	(3,003,463)
Death benefit payments	(55,311)	(318,604)
Policy loan transfers	(221,458)	(165,609)
Transfers to other contracts	(20,852,596)	(20,785,178)
Cost of insurance and administration charges	(2,095,498)	(2,048,217)
Mortality and expenses charges	(217,407)	(225,405)
Surrender charges	1,638	2,248
Increase (decrease) in net assets from policy related transactions	(1,911,394)	(4,344,799)
Total increase (decrease)	2,343,793	(1,416,994)

Net assets at beginning of period	75,834,379	77,251,373
Net assets at end of period	$78,178,172	$75,834,379

See accompanying notes.

SAM Balanced Portfolio Class 1 Division		SAM Conservative Balanced Portfolio Class 1 Division		SAM Conservative Growth Portfolio Class 1 Division

2016	2015	2016	2015	2016	2015

$1,431,462	$2,031,156	$1,020,951	$1,092,026	$716,228	$1,107,708
1,735,158	5,306,711	691,706	1,765,576	3,012,218	4,336,636
1,327,060	(7,977,786)	680,029	(3,174,868)	(242,747)	(5,952,124)
4,493,680	(639,919)	2,392,686	(317,266)	3,485,699	(507,780)

—	—	—	—	—	—

4,493,680	(639,919)	2,392,686	(317,266)	3,485,699	(507,780)

14,097,510	15,853,828	11,045,527	10,274,915	8,627,124	9,603,627
(4,686,875)	(2,533,892)	(4,751,997)	(626,581)	(3,008,189)	(2,007,189)
(166,527)	(171,257)	(1,129)	(26,217)	(302,023)	(278,156)
(458,063)	(428,775)	49,642	(19,016)	66,796	(508,670)
(10,263,739)	(6,775,466)	(4,399,496)	(3,455,657)	(4,748,643)	(3,616,617)
(2,755,423)	(2,732,451)	(1,152,368)	(1,038,063)	(2,064,648)	(2,011,248)
(237,065)	(250,610)	(116,414)	(101,397)	(194,659)	(204,567)
(40,901)	(103,062)	297,883	(33,859)	(172,696)	(53,081)
(4,511,083)	2,858,315	971,648	4,974,125	(1,796,938)	924,099
(17,403)	2,218,396	3,364,334	4,656,859	1,688,761	416,319

69,368,789	67,150,393	36,165,710	31,508,851	49,631,476	49,215,157
$69,351,386	$69,368,789	$39,530,044	$36,165,710	$51,320,237	$49,631,476

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	SAM Flexible Income Portfolio Class 1 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$655,049	$636,810
Total realized gains (losses) on investments	41,859	404,339
Change in net unrealized appreciation or depreciation of investments	580,551	(1,304,105)
Net gains (losses) from investments	1,277,459	(262,956)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,277,459	(262,956)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	7,100,566	4,972,174
Contract terminations and surrenders	(1,409,830)	(326,284)
Death benefit payments	(80,024)	(907)
Policy loan transfers	(14,622)	(243,155)
Transfers to other contracts	(3,296,981)	(1,732,618)
Cost of insurance and administration charges	(626,220)	(589,798)
Mortality and expenses charges	(57,676)	(58,531)
Surrender charges	(5,641)	(3,776)
Increase (decrease) in net assets from policy related transactions	1,609,572	2,017,105
Total increase (decrease)	2,887,031	1,754,149

Net assets at beginning of period	18,145,329	16,391,180
Net assets at end of period	$21,032,360	$18,145,329

(1) Represented the operations of SmallCap Blend Class 1 Division until May 21, 2016. See accompanying notes.

SAM Strategic Growth Portfolio Class 1 Division		Short-Term Income Class 1 Division		SmallCap Class 1 Division (1)

2016	2015	2016	2015	2016	2015

$717,889	$1,151,841	$912,389	$828,385	$195,584	$54,436
3,072,143	4,586,716	(175,032)	(22,887)	6,704,029	5,919,003
(796,509)	(6,607,677)	26,532	(588,294)	5,911,256	(9,531,917)
2,993,523	(869,120)	763,889	217,204	12,810,869	(3,558,478)

—	—	—	—	—	—

2,993,523	(869,120)	763,889	217,204	12,810,869	(3,558,478)

7,835,344	10,048,559	24,654,717	15,855,531	13,707,946	70,720,099
(1,384,920)	(1,457,175)	(3,188,066)	(1,919,285)	(3,766,729)	(2,390,274)
(5,618)	(31,103)	(70,892)	(33,825)	(140,910)	(208,885)
(477,616)	26,462	(10,026)	(1,114,754)	54,618	(280,180)
(4,911,810)	(4,282,055)	(9,792,990)	(8,251,430)	(15,735,169)	(8,809,519)
(2,020,252)	(2,025,483)	(1,080,014)	(820,497)	(2,381,369)	(1,999,788)
(192,736)	(206,452)	(108,081)	(85,781)	(197,324)	(179,116)
(123,010)	(175,555)	(7,087)	(5,190)	(33,930)	(38,767)
(1,280,618)	1,897,198	10,397,561	3,624,769	(8,492,867)	56,813,570
1,712,905	1,028,078	11,161,450	3,841,973	4,318,002	53,255,092

50,622,729	49,594,651	34,776,379	30,934,406	84,115,983	30,860,891
$52,335,634	$50,622,729	$45,937,829	$34,776,379	$88,433,985	$84,115,983

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	T. Rowe Price Equity Income Portfolio II Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$44,695	$33,291
Total realized gains (losses) on investments	235,164	564,147
Change in net unrealized appreciation or depreciation of investments	98,643	(770,679)
Net gains (losses) from investments	378,502	(173,241)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	378,502	(173,241)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,727,619	806,957
Contract terminations and surrenders	(77,805)	(556,317)
Death benefit payments	—	—
Policy loan transfers	(427)	1,787
Transfers to other contracts	(2,672,653)	(1,555,798)
Cost of insurance and administration charges	(27,253)	(27,916)
Mortality and expenses charges	(4,245)	(4,263)
Surrender charges	477	4,472
Increase (decrease) in net assets from policy related transactions	(54,287)	(1,331,078)
Total increase (decrease)	324,215	(1,504,319)

Net assets at beginning of period	2,000,026	3,504,345
Net assets at end of period	$2,324,241	$2,000,026

See accompanying notes.

Templeton Developing Markets VIP Class 2 Division		Templeton Foreign VIP Class 2 Division		Templeton Global Bond VIP Class 2 Division

2016	2015	2016	2015	2016	2015

$41,536	$124,222	$246,372	$443,142	$(16)	$1,475,415
(779,743)	401,769	(214,504)	474,196	(1,212,485)	(410,396)
1,586,971	(1,769,575)	844,124	(1,830,879)	1,681,466	(1,875,149)
848,764	(1,243,584)	875,992	(913,541)	468,965	(810,130)

—	—	—	—	—	—

848,764	(1,243,584)	875,992	(913,541)	468,965	(810,130)

3,218,531	1,721,886	2,713,293	3,457,810	5,531,950	6,873,784
(184,714)	(279,631)	(328,787)	(170,006)	(607,823)	(665,344)
(26,018)	(283)	(23,851)	(627)	(30,502)	(37,618)
(107,357)	23,453	(18,329)	6,736	(18,078)	(37,345)
(3,169,087)	(1,309,948)	(2,898,422)	(2,086,470)	(6,236,207)	(4,800,673)
(136,359)	(145,035)	(195,373)	(201,846)	(393,372)	(406,769)
(18,892)	(19,417)	(23,917)	(23,470)	(44,295)	(45,872)
1,317	18,108	18,934	9,692	30,561	9,439
(422,579)	9,133	(756,452)	991,819	(1,767,766)	889,602
426,185	(1,234,451)	119,540	78,278	(1,298,801)	79,472

5,190,250	6,424,701	12,960,475	12,882,197	18,359,878	18,280,406
$5,616,435	$5,190,250	$13,080,015	$12,960,475	$17,061,077	$18,359,878

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	TOPS Managed Risk Balanced ETF Class 2 Division

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$6,188	$4,285
Total realized gains (losses) on investments	(538)	6,677
Change in net unrealized appreciation or depreciation of investments	18,506	(25,901)
Net gains (losses) from investments	24,156	(14,939)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	24,156	(14,939)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	331,003	180,038
Contract terminations and surrenders	(1,091)	(1,197)
Death benefit payments	(4,991)	—
Policy loan transfers	(73)	(1,097)
Transfers to other contracts	(129,938)	(152,678)
Cost of insurance and administration charges	(12,810)	(8,962)
Mortality and expenses charges	(1,334)	(835)
Surrender charges	96	(511)
Increase (decrease) in net assets from policy related transactions	180,862	14,758
Total increase (decrease)	205,018	(181)

Net assets at beginning of period	372,045	372,226
Net assets at end of period	$577,063	$372,045

(1) Represented the operations of Van Eck Global Hard Assets Class S Division until May 21, 2016. See accompanying notes.

TOPS Managed Risk Growth ETF Class 2 Division		TOPS Managed Risk Moderate Growth ETF Class 2 Division		VanEck Global Hard Assets Class S Division (1)

2016	2015	2016	2015	2016	2015

$59,214	$51,196	$22,251	$17,894	$2,163	$198
(9,203)	39,962	(2,802)	29,056	(88,415)	(44,570)
141,153	(428,978)	73,954	(131,242)	365,096	(193,809)
191,164	(337,820)	93,403	(84,292)	278,844	(238,181)

—	—	—	—	—	—

191,164	(337,820)	93,403	(84,292)	278,844	(238,181)

217,498	432,826	169,832	491,630	854,548	277,885
(93,381)	—	(2,249)	(8,818)	(42,947)	(18,903)
—	—	—	—	(3,078)	(2,337)
672	252	—	(6)	(28,871)	11,718
(128,280)	(68,690)	(28,283)	(262,591)	(475,039)	(190,979)
(145,388)	(138,906)	(46,783)	(40,958)	(36,423)	(33,674)
(16,308)	(14,214)	(6,311)	(4,891)	(2,854)	(2,925)
2,144	—	(4)	(20)	(945)	(913)
(163,043)	211,268	86,202	174,346	264,391	39,872
28,121	(126,552)	179,605	90,054	543,235	(198,309)

3,532,678	3,659,230	1,441,639	1,351,585	497,175	695,484
$3,560,799	$3,532,678	$1,621,244	$1,441,639	$1,040,410	$497,175

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	VanEck Global Hard Assets Initial Class Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$28,965	$2,078
Total realized gains (losses) on investments	(1,786,146)	(666,371)
Change in net unrealized appreciation or depreciation of investments	4,476,559	(2,323,353)
Net gains (losses) from investments	2,719,378	(2,987,646)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,719,378	(2,987,646)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	6,323,295	4,871,475
Contract terminations and surrenders	(238,174)	(322,224)
Death benefit payments	(6,310)	(663)
Policy loan transfers	(26,779)	(51,956)
Transfers to other contracts	(4,285,536)	(2,572,258)
Cost of insurance and administration charges	(132,431)	(130,948)
Mortality and expenses charges	(17,051)	(16,663)
Surrender charges	4,572	3,461
Increase (decrease) in net assets from policy related transactions	1,621,586	1,780,224
Total increase (decrease)	4,340,964	(1,207,422)

Net assets at beginning of period	5,957,303	7,164,725
Net assets at end of period	$10,298,267	$5,957,303

(1) Represented the operations of Van Eck Global Hard Assets Initial Class Division until May 21, 2016. See accompanying notes.

Vanguard VIF Balanced Division		Vanguard VIF Equity Index Division		Vanguard VIF Mid-Cap Index Division

2016	2015	2016	2015	2016	2015

$1,265,111	$1,187,958	$2,333,847	$1,530,346	$681,901	$563,676
3,424,246	4,630,543	6,348,205	8,437,056	4,623,832	6,108,513
542,560	(5,816,622)	3,595,647	(8,987,270)	327,867	(7,375,647)
5,231,917	1,879	12,277,699	980,132	5,633,600	(703,458)

—	—	—	—	—	—

5,231,917	1,879	12,277,699	980,132	5,633,600	(703,458)

14,334,676	14,542,804	40,367,722	33,556,976	34,813,130	19,612,516
(5,073,204)	(3,902,145)	(4,860,679)	(6,303,368)	(2,527,393)	(2,983,257)
—	(74,568)	—	(77,187)	(31,676)	(80,956)
(312,296)	122,542	(260,086)	(336,690)	(367,721)	34,241
(9,326,226)	(9,261,069)	(30,433,252)	(14,864,152)	(23,881,805)	(13,864,544)
(913,605)	(899,291)	(1,619,858)	(1,491,422)	(1,007,346)	(955,213)
(145,742)	(144,215)	(253,602)	(231,461)	(137,814)	(130,658)
30,447	4,182	25,904	28,339	68,021	41,660
(1,405,950)	388,240	2,966,149	10,281,035	6,927,396	1,673,789
3,825,967	390,119	15,243,848	11,261,167	12,560,996	970,331

49,926,772	49,536,653	102,385,279	91,124,112	47,630,048	46,659,717
$53,752,739	$49,926,772	$117,629,127	$102,385,279	$60,191,044	$47,630,048

Principal Life Insurance Company Variable Life Separate Account Statements of Changes in Net Assets Years ended December 31, 2016 and 2015, except as noted
	Wanger International Division (1)

	2016	2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,467	$963
Total realized gains (losses) on investments	19,336	(32)
Change in net unrealized appreciation or depreciation of investments	(23,719)	(6,238)
Net gains (losses) from investments	(916)	(5,307)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(916)	(5,307)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	264,078	137,534
Contract terminations and surrenders	(364)	—
Death benefit payments	—	—
Policy loan transfers	—	9,291
Transfers to other contracts	(43,186)	(10,418)
Cost of insurance and administration charges	(4,856)	(489)
Mortality and expenses charges	(388)	(42)
Surrender charges	(10)	—
Increase (decrease) in net assets from policy related transactions	215,274	135,876
Total increase (decrease)	214,358	130,569

Net assets at beginning of period	130,569	—
Net assets at end of period	$344,927	$130,569

(1) Commenced operations May 18, 2015.
(2) Represented the operations of Wells Fargo Advantage VT Index Asset Allocation Class 2 Division until May 21, 2016.
(3) Represented the operations of Wells Fargo Advantage VT Omega Growth Class 2 Division until May 21, 2016.

See accompanying notes.

Wells Fargo VT Index Asset Allocation Class 2 Division (2)		Wells Fargo VT Omega Growth Class 2 Division (3)

2016	2015	2016	2015

$21,517	$18,731	$(50)	$(51)
134,944	80,511	(174,688)	1,314,470
17,044	(79,796)	157,085	(1,220,539)
173,505	19,446	(17,653)	93,880

—	—	—	—

173,505	19,446	(17,653)	93,880

1,382,794	660,622	4,618,540	4,831,007
(60,798)	(201,119)	(78,461)	(37,054)
(1,180)	(13,105)	—	—
34,878	(7,395)	(8,015)	2,333
(305,989)	(101,641)	(5,154,285)	(4,968,824)
(69,866)	(61,030)	(99,058)	(108,201)
(5,665)	(5,668)	(10,649)	(12,623)
(638)	(2,110)	(1,096)	(767)
973,536	268,554	(733,024)	(294,129)
1,147,041	288,000	(750,677)	(200,249)

2,015,454	1,727,454	6,839,864	7,040,113
$3,162,495	$2,015,454	$6,089,187	$6,839,864

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2016, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Balanced Account
Bond Market Index Account (3)
Core Plus Bond Account (15)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account
Multi-Asset Income Account (12)
Principal Capital Appreciation Account (8)
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account (4)
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account (26)
Strategic Asset Management (“SAM”) Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund Inc.:
Global Thematic Growth Portfolio – Class A
International Growth Portfolio – Class A
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

American Century Investments®:
VP Capital Appreciation Fund – Class II (5)
VP Income & Growth Fund – Class I
VP Income & Growth Fund – Class II
VP Inflation Protection Fund – Class II
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra Fund® – Class I
VP Ultra Fund® – Class II
VP Value Fund – Class II
American Funds Insurance Series: Blue Chip Income and Growth Fund– Class 2 (9) Global Bond Fund – Class 2 (9)
Growth Fund – Class 2 (6)
International Fund – Class 2 (6)
New World Fund – Class 2 (6)
Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond Index – (5)
Russell 2000 Small Cap Index – Class F
S&P 500 Index – Class F (5)
S&P MidCap 400 Index – Class F
ClearBridge Investments:
    ClearBridge Variable Mid Cap Portfolio Series I (9) (14)
    ClearBridge Variable Small Cap Growth Portfolio Series I (4)
Delaware VIP® Trust:
    High Yield Service Class (6)
    Small Cap Value Series Service Class
    Smid Cap Growth Series Service Class

Deutsche Variable Series II: Alternative Asset Allocation VIP – Class B (4) Small Mid Cap Value VIP – Class B Dreyfus Investment Portfolios: Core Value Portfolio – Service Shares
MidCap Stock – Service Shares (6)
Technology Growth – Service Shares (3)
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
Dreyfus Variable Investment Fund:
Appreciation Portfolio – Service Shares
Opportunistic Small Cap Portfolio – Service Shares
    Quality Bond Portfolio – Service Shares

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Fidelity® Variable Insurance Products:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2
Government Money Market Portfolio – Service Class (11) Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund – Class 2
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust, Small Cap Equity Insights Fund – Institutional Shares
Invesco V.I. Fund:
American Franchise Fund – Series I Shares (2) American Franchise Fund – Series II Shares (2) American Value Fund – Series I (9) Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares Global Health Care Fund – Series I Shares Global Real Estate Fund – Series I Shares (4)
International Growth Fund – Series I Shares
Mid Cap Core Equity Fund – Series II Shares
Mid Cap Growth Fund – Series I Shares (2) Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Aspen Series:
Janus Aspen Balanced Portfolio – Service Shares
Janus Aspen Enterprise Portfolio – Service Shares
Janus Aspen Flexible Bond Portfolio – Service Shares
Janus Aspen Forty Portfolio – Service Shares
Janus Aspen Global Research Portfolio – Service Shares Janus Aspen Overseas Portfolio – Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio - Class 1 Shares
Small Cap Core Portfolio - Class 1 Shares

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Lord Abbett Series Fund:
    Developing Growth Portfolio – Class VC (12)
    International Opportunities Portfolio – Class VC (12)
MFS®:
Blended Research Small Cap Equity – Service Class (12)
Global Equity Series – Service Class (16)

Growth Series – Service Class (17)
Inflation-Adjusted Bond Portfolio – Service Class (9) (18) International Value – Service Class (4) MidCap Growth Series – Service Class (19)
Mid Cap Value Portfolio Series – Service Class (9) (20)
New Discovery Series – Service Class (21)
New Discovery Value Series – Service Class (12)
Research International Portfolio Series – Service Class (7) (22)

Total Return Series – Service Class (23)
Utilities Series – Service Class (24)
Value Series – Service Class (25)
Neuberger Berman Advisors Management Trust:
Guardian Portfolio – Class I Shares
Large Cap Value Portfolio – Class I Shares Mid-Cap Growth Portfolio – Class S Shares (10)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO:
All Asset - Administrative Class (3)
Commodity Real Return Strategy Portfolio - Administrative Class (3)
Emerging Market Bond Portfolio - Administrative Class (3)
High Yield Portfolio - Administrative Class

Long-Term U.S. Government Portfolio – Administrative Class (6) Low Duration Portfolio – Administration Class (12) Real Return Portfolio - Administrative Class
Short-Term Portfolio - Administrative Class
Total Return Portfolio - Administrative Class
Putnam Variable Trust:
Growth & Income Fund – Class IB
Growth Opportunities – Class IB (13) International Equity Fund – Class IB
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio – II TOPS Managed Risk Balanced ETF - Class 2 (3) TOPS Managed Risk Growth ETF - Class 2 (3) TOPS Managed Risk Moderate Growth ETF - Class 2 (3)
VanEck VIP Trust:
VanEck Global Hard Assets Fund - Class S Shares (27) VanEck Global Hard Assets Fund - Initial Class Shares (28)
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Wanger International (9) Wells Fargo Variable Trust Funds®:
Index Asset Allocation Fund – Class 2 (29)
Omega Growth Fund – Class 2 (30)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

(1)	Organized by Principal Life Insurance Company.

(2)	Commencement of operations, April 27, 2012.

(3)	Commencement of operations, May 21, 2012.

(4)	Commencement of operations, May 20, 2013.

(5)	Commencement of operations, April 24, 2014.

(6)	Commencement of operations, May 17, 2014.

(7)	Commencement of operations, March 27, 2015.

(8)	Commencement of operations, April 17, 2015.

(9)	Commencement of operations, May 18, 2015.

(10)	Commencement of operations, November 6, 2015.

(11)	Commencement of operations, February 8, 2016.

(12)	Commencement of operations, May 23, 2016.

(13)	Commencement of operations, November 18, 2016.

(14)	Represented the operations of ClearBridge Mid Cap Core Portfolio Class I Division until May 21, 2016.

(15)	Represented the operations of Bond & Mortgage Securities Class 1 Division until May 21, 2016.

(16)	Represented the operations of MFS VIT Global Equity Service Class Division until May 21, 2016.

(17)	Represented the operations of MFS VIT Growth Service Class Division until May 21, 2016.

(18)	Represented the operations of MFS VIT Inflation-Adjusted Bond Service Class Division until May 21, 2016.

(19)	Represented the operations of MFS VIT MidCap Growth Service Class Division until May 21, 2016.

(20)	Represented the operations of MFS VIT Mid Cap Value Portfolio Service Class Division until May 21, 2016.

(21)	Represented the operations of MFS VIT New Discovery Service Class Division until May 21, 2016.

(22)	Represented the operations of MFS VIT Research International Portfolio Service Class Division until May 21, 2016.

(23)	Represented the operations of MFS VIT Total Return Service Class Division until May 21, 2016.

(24)	Represented the operations of MFS VIT Utilities Service Class Division until May 21, 2016.

(25)	Represented the operations of MFS VIT Value Service Class Division until May 21, 2016.

(26)	Represented the operations of SmallCap Blend Class 1 Division until May 21, 2016.

(27)	Represented the operations of Van Eck Global Hard Assets Class S Division until May 21, 2016.
(28) Represented the operations of Van Eck Global Hard Assets Initial Class Division until May 21, 2016.

(29)	Represented the operations of Wells Fargo Advantage VT Index Asset Allocation Class 2 Division until May 21, 2016.

(30)	Represented the operations of Wells Fargo Advantage VT Omega Growth Class 2 Division until May 21, 2016.

Commencement of operations date is the date the division became available to contractholders.

During 2016, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Assets
April 9, 2016	Money Market Class 1 Division	Fidelity VIP Government Money Market Service Class Division	$226,129,103
April 29, 2016	Wells Fargo Advantage VT Intrinsic Value Class 2 Division	Fidelity VIP Government Money Market Service Class Division	1,272,076
November 18, 2016	Putnam VT Voyager Class IB Division	Putnam VT Growth Opportunities Class IB Division	24,140,427

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

The assets of the Separate Account are owned by Principal Life. The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Principal Benefit Variable Universal Life contracts, Principal Benefit Variable Universal Life II contracts, Principal Executive Variable Universal Life contracts, Principal Executive Variable Universal Life II contracts, Principal Flexible Variable Life contracts, PrinFlex Life® contracts, Principal Survivorship Flexible Premium Variable Universal Life contracts, Principal Variable Universal Life Accumulator contracts, Principal Variable Universal Life Accumulator II contracts, Principal Variable Universal Life Income contracts, and Principal Variable Universal Life Income II contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2016. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out (“FIFO”) method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Principal Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.00% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Principal Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Executive Variable Universal Life contracts - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge is deducted from each payment on behalf of each participant, as follows:

Year	Policies Issued Prior to April 1, 2007	Policies Issued April 1, 2007 and After
First year	4.50% of premiums paid	3.75% of premiums paid
Years two through five	7.0% of premiums paid (up to target premium)	7.0% of premiums paid (up to target premium)
Years six through ten	3.0% of premiums paid (up to target premium)	3.0% of premiums paid (up to target premium)
After year ten	No sales charge is deducted.	No sales charge is deducted.

A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to     their transfer to the Separate Account.

Principal Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.00% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Flexible Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on Principal Life’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.00% and a tax charge of 2.00% are deducted from premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.00% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year. Each month thereafter, the

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Survivorship Flexible Premium Variable Universal Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. An additional monthly administration charge of $0.08 per $1,000 of face amount is deducted in the first ten years (and ten years after an increase in the face amount). The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) an additional monthly charge of $0.04 per $1,000 of face amount is deducted. After policy year 21, an additional monthly charge of $0.02 per $1,000 of face amount is deducted. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.00% of premiums paid less than or equal to target premium and 2.00% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.00% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid up to surrender target premium and a sale charge of 1.25% of premiums in excess of surrender target premium is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

redemption of units. A sales charge of 3.00% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

During the year ended December 31, 2016, investment advisory and management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. On March 1, 2016, the investment and advisory fees paid by each of the Principal LifeTime Accounts were eliminated. Prior to March 1, 2016, the annual rate paid by each of the Principal LifeTime Accounts was 0.03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Balanced Account	0.60%	0.55%	0.50%	0.45%	0.40%
Core Plus Bond Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $200	Next $300	Over $500
LargeCap Growth						Short-Term
Account	0.68%	0.63%	0.61%	0.56%	0.51%	Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts
	First $2 billion	Over $2 billion		All Net Assets
Government & High Quality Bond Account	0.50%	0.45%	Bond Market Index Account	0.25%
			LargeCap S&P 500 Index Account	0.25
			Multi-Asset Income Account	0.03

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the divisions through the period ended April 30, 2017. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts for certain of the divisions:

LargeCap Growth Account I	0.016%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2016 through December 31, 2016
	Class 1	Expiration
Principal LifeTime 2060 Account	0.13%	April 30, 2017

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2017.

3. Federal Income Taxes
The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2016:

Division	Purchases	Sales
AllianceBernstein Global Thematic Growth Class A Division:
Principal Benefit Variable Universal Life II	$8,280	$1,980
Principal Executive Variable Universal Life II	146,723	137,216

AllianceBernstein International Growth Class A Division:
Principal Benefit Variable Universal Life II	$28,352	$3,188
Principal Executive Variable Universal Life II	187,513	443,041

AllianceBernstein International Value Class A Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	4,796	485
Principal Executive Variable Universal Life	234,166	85,783
Principal Executive Variable Universal Life II	194,226	71,461
Principal Variable Universal Life Income II	69,524	41,049

AllianceBernstein Small Cap Growth Class A Division:
Principal Benefit Variable Universal Life II	$51,803	$9,132
Principal Executive Variable Universal Life II	659,054	435,445
Principal Variable Universal Life Income II	152,486	110,492

AllianceBernstein Small/Mid Cap Value Class A Division:
Principal Benefit Variable Universal Life II	$183,415	$129,271
Principal Executive Variable Universal Life II	1,964,778	1,332,145
Principal Variable Universal Life Income II	116,589	69,614

American Century VP Capital Appreciation Class II Division:
Principal Benefit Variable Universal Life	$8,297	$24,099
Principal Benefit Variable Universal Life II	36,777	7,952
Principal Executive Variable Universal Life	204,616	97,013
Principal Executive Variable Universal Life II	303,826	50,362
Principal Variable Universal Life Income II	21,103	11,286

American Century VP Income & Growth Class I Division:
Principal Flexible Variable Life	$2,485	$2,385
PrinFlex Life®	242,210	375,377
Principal Survivorship Flexible Premium Variable Universal Life	8,965	10,128
Principal Variable Universal Life Accumulator	87,690	95,479

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
American Century VP Income & Growth Class II Division:
Principal Benefit Variable Universal Life	$4,517	$6,774
Principal Benefit Variable Universal Life II	35,886	7,575
Principal Executive Variable Universal Life	468,816	970,644
Principal Executive Variable Universal Life II	967,848	804,054
Principal Variable Universal Life Accumulator II	123,111	125,782
Principal Variable Universal Life Income	274,328	169,410
Principal Variable Universal Life Income II	113,392	59,912

American Century VP Inflation Protection Class II Division:
Principal Flexible Variable Life	$453	$3,183
PrinFlex Life®	92,959	121,350
Principal Survivorship Flexible Premium Variable Universal Life	16,950	8,261
Principal Variable Universal Life Accumulator	7,082	4,228
Principal Variable Universal Life Accumulator II	12,259	12,095
Principal Variable Universal Life Income	586,738	377,370
Principal Variable Universal Life Income II	82,538	60,848

American Century VP International Class II Division:
Principal Benefit Variable Universal Life	$45,330	$411,394
Principal Benefit Variable Universal Life II	5,994	391
Principal Executive Variable Universal Life	104,193	276,274
Principal Executive Variable Universal Life II	693,553	293,542

American Century VP Mid Cap Value Class II Division:
Principal Benefit Variable Universal Life	$154,167	$102,541
Principal Benefit Variable Universal Life II	304,887	234,565
Principal Executive Variable Universal Life	6,129,421	4,009,394
Principal Executive Variable Universal Life II	6,916,848	3,348,341
Principal Flexible Variable Life	6,645	2,009
PrinFlex Life®	154,874	182,227
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	71,384	76,397
Principal Variable Universal Life Accumulator II	77,048	22,907
Principal Variable Universal Life Income	34,976	9,378
Principal Variable Universal Life Income II	298,058	90,537

American Century VP Ultra Class I Division:
Principal Flexible Variable Life	$3,451	$1,549
PrinFlex Life®	167,640	168,838
Principal Survivorship Flexible Premium Variable Universal Life	8,468	40,565
Principal Variable Universal Life Accumulator	84,230	63,785

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
American Century VP Ultra Class II Division:
Principal Benefit Variable Universal Life	$25,441	$75,047
Principal Executive Variable Universal Life	343,925	390,421
Principal Variable Universal Life Accumulator II	187,119	204,830
Principal Variable Universal Life Income	96,482	81,616

American Century VP Value Class II Division:
Principal Benefit Variable Universal Life	$375,090	$300,091
Principal Benefit Variable Universal Life II	209,621	70,250
Principal Executive Variable Universal Life	4,575,405	5,037,504
Principal Executive Variable Universal Life II	1,895,703	1,871,020
Principal Flexible Variable Life	3,285	2,937
PrinFlex Life®	208,549	229,259
Principal Survivorship Flexible Premium Variable Universal Life	55,548	28,976
Principal Variable Universal Life Accumulator	88,394	124,288
Principal Variable Universal Life Accumulator II	286,894	316,622
Principal Variable Universal Life Income	246,860	374,573
Principal Variable Universal Life Income II	326,580	140,868

American Funds Insurance Series Blue Chip Income and Growth Class 2 Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	14,892	344
Principal Executive Variable Universal Life	521,531	477,422
Principal Executive Variable Universal Life II	965,901	12,625
Principal Flexible Variable Life	—	—
PrinFlex Life®	455,271	51,648
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	55,279	257
Principal Variable Universal Life Accumulator II	92,016	39,702
Principal Variable Universal Life Income	130,198	13,118
Principal Variable Universal Life Income II	121,152	7,073

American Funds Insurance Series Global Bond Class 2 Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	859	37
Principal Executive Variable Universal Life	451,284	602
Principal Executive Variable Universal Life II	559,286	7,714

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
American Funds Insurance Series Growth Fund Class 2 Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	13,844	5,385
Principal Executive Variable Universal Life	927,919	114,298
Principal Executive Variable Universal Life II	1,246,275	1,073,257
Principal Flexible Variable Life	3,414	51
PrinFlex Life®	50,929	71,555
Principal Survivorship Flexible Premium Variable Universal Life	3,508	2,687
Principal Variable Universal Life Accumulator	2,911	2,692
Principal Variable Universal Life Accumulator II	22,877	5,061
Principal Variable Universal Life Income	19,337	32,592
Principal Variable Universal Life Income II	97,473	26,681

American Funds Insurance Series International Fund Class 2 Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	15,868	791
Principal Executive Variable Universal Life	3,940,708	3,452,511
Principal Executive Variable Universal Life II	778,761	818,870
Principal Flexible Variable Life	—	—
PrinFlex Life®	76,086	28,817
Principal Survivorship Flexible Premium Variable Universal Life	3,913	162
Principal Variable Universal Life Accumulator	3,629	298
Principal Variable Universal Life Accumulator II	22,355	2,710
Principal Variable Universal Life Income	63,939	51,840
Principal Variable Universal Life Income II	67,097	21,543

American Funds Insurance Series New World Fund Class 2 Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	4,028	720
Principal Executive Variable Universal Life	1,214,842	647,084
Principal Executive Variable Universal Life II	2,290,428	983,690
Principal Flexible Variable Life	2,791	2,692
PrinFlex Life®	87,494	3,073
Principal Survivorship Flexible Premium Variable Universal Life	840	38
Principal Variable Universal Life Accumulator	12,255	1,251
Principal Variable Universal Life Accumulator II	68,641	6,343
Principal Variable Universal Life Income	80,141	11,411
Principal Variable Universal Life Income II	37,240	5,408

Balanced Class 1 Division:
Principal Flexible Variable Life	$260,717	$251,047
PrinFlex Life®	1,526,218	1,652,145
Principal Survivorship Flexible Premium Variable Universal Life	65,426	26,767
Principal Variable Universal Life Accumulator	178,440	113,477
Principal Variable Universal Life Accumulator II	185,606	195,752
Principal Variable Universal Life Income	272,054	161,873

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Bond Market Index Class 1 Division:
Principal Benefit Variable Universal Life	$39,265	$3,939
Principal Benefit Variable Universal Life II	31,961	1,978
Principal Executive Variable Universal Life	860,644	558,198
Principal Executive Variable Universal Life II	1,540,992	437,292

Calvert EAFE International Index Class F Division:
Principal Benefit Variable Universal Life II	$80,555	$24,493
Principal Executive Variable Universal Life II	1,281,821	496,501

Calvert Investment Grade Bond Index Division:
Principal Benefit Variable Universal Life II	517	120
Principal Executive Variable Universal Life II	2,397,901	306,190
Principal Variable Universal Life Income II	101,413	85,250

Calvert Russell 2000 Small Cap Index Class F Division:
Principal Benefit Variable Universal Life	$272,335	$146,598
Principal Benefit Variable Universal Life II	161,044	55,422
Principal Executive Variable Universal Life	4,865,457	3,134,263
Principal Executive Variable Universal Life II	6,977,679	3,889,354
Principal Variable Universal Life Accumulator II	69,262	10,994
Principal Variable Universal Life Income	308,024	246,259
Principal Variable Universal Life Income II	170,287	224,700

Calvert S&P 500 Index Class F Division:
Principal Flexible Variable Life	$9,441	$5,988
PrinFlex Life®	153,414	56,527
Principal Survivorship Flexible Premium Variable Universal Life	114	104
Principal Variable Universal Life Accumulator	3,185	48,492
Principal Variable Universal Life Accumulator II	14,546	14,941
Principal Variable Universal Life Income	106,670	13,686
Principal Variable Universal Life Income II	111,375	15,698

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	$98,947	$7,052
Principal Variable Universal Life Income	72,948	78,950
Principal Variable Universal Life Income II	163,189	236,402

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
ClearBridge Mid Cap Portfolio Series I Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	6,742	534
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	73,713	65,050
Principal Flexible Variable Life	—	—
PrinFlex Life®	8,931	560
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	1,393	98
Principal Variable Universal Life Accumulator II	23,202	1,452
Principal Variable Universal Life Income	1,048	292
Principal Variable Universal Life Income II	10,308	2,097

ClearBridge Small Cap Growth Series I Division:
Principal Benefit Variable Universal Life	$118,226	$8,425
Principal Benefit Variable Universal Life II	25,063	27,491
Principal Executive Variable Universal Life	979,552	956,762
Principal Executive Variable Universal Life II	3,413,672	2,403,451

Core Plus Bond Class 1 Division:
Principal Benefit Variable Universal Life	$1,108,627	$933,465
Principal Benefit Variable Universal Life II	118,804	51,394
Principal Executive Variable Universal Life	6,492,672	7,005,800
Principal Executive Variable Universal Life II	4,034,133	1,935,759
Principal Flexible Variable Life	106,453	219,991
PrinFlex Life®	2,648,815	1,993,996
Principal Survivorship Flexible Premium Variable Universal Life	145,934	103,069
Principal Variable Universal Life Accumulator	23,952,381	623,813
Principal Variable Universal Life Accumulator II	861,820	980,072
Principal Variable Universal Life Income	868,786	973,957
Principal Variable Universal Life Income II	357,129	243,414

Delaware High Yield Service Class Division:
Principal Benefit Variable Universal Life	$4,119	$612
Principal Benefit Variable Universal Life II	17,628	4,635
Principal Executive Variable Universal Life	56,953	267,535
Principal Executive Variable Universal Life II	221,438	431,375

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Delaware Small Cap Value Service Class Division:
Principal Benefit Variable Universal Life	$126,642	$235,990
Principal Benefit Variable Universal Life II	201,991	84,247
Principal Executive Variable Universal Life	2,395,856	1,715,086
Principal Executive Variable Universal Life II	4,006,474	2,162,540
Principal Flexible Variable Life	3,243	31,436
PrinFlex Life®	158,467	56,719
Principal Survivorship Flexible Premium Variable Universal Life	466	26
Principal Variable Universal Life Accumulator	65,422	93,575
Principal Variable Universal Life Accumulator II	61,034	81,297
Principal Variable Universal Life Income	401,970	81,157
Principal Variable Universal Life Income II	182,366	95,769

Delaware Smid Cap Growth Service Class Division:
Principal Flexible Variable Life	$19,805	$10,790
PrinFlex Life®	199,181	244,852
Principal Survivorship Flexible Premium Variable Universal Life	2	—
Principal Variable Universal Life Accumulator	101,998	48,885
Principal Variable Universal Life Accumulator II	199,214	196,974
Principal Variable Universal Life Income	206,811	140,877
Principal Variable Universal Life Income II	350,389	149,422

Deutsche Alternative Asset Allocation Class B Division:
Principal Benefit Variable Universal Life	$621	$62
Principal Benefit Variable Universal Life II	8,751	764
Principal Executive Variable Universal Life	2,174	269
Principal Executive Variable Universal Life II	268,354	99,334

Deutsche Small Mid Cap Value Class B Division:
Principal Benefit Variable Universal Life	$27,288	$17,430
Principal Benefit Variable Universal Life II	29,339	17,802
Principal Executive Variable Universal Life	147,490	320,807
Principal Executive Variable Universal Life II	388,123	417,608
Principal Flexible Variable Life	919	159
PrinFlex Life®	139,871	57,849
Principal Survivorship Flexible Premium Variable Universal Life	2,513	—
Principal Variable Universal Life Accumulator	1,257	—
Principal Variable Universal Life Accumulator II	5,427	4,512
Principal Variable Universal Life Income	14,144	836
Principal Variable Universal Life Income II	72,254	24,938

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Diversified International Class 1 Division:
Principal Benefit Variable Universal Life	$1,295,925	$1,430,228
Principal Benefit Variable Universal Life II	187,614	104,027
Principal Executive Variable Universal Life	6,428,010	9,158,133
Principal Executive Variable Universal Life II	4,443,448	3,577,554
Principal Flexible Variable Life	24,547	24,074
PrinFlex Life®	4,081,843	5,772,076
Principal Survivorship Flexible Premium Variable Universal Life	448,300	585,709
Principal Variable Universal Life Accumulator	869,805	4,671,343
Principal Variable Universal Life Accumulator II	1,862,509	2,522,158
Principal Variable Universal Life Income	2,338,255	2,781,050
Principal Variable Universal Life Income II	583,922	381,519

Dreyfus IP Core Value Service Shares Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	38,874	9,160
Principal Executive Variable Universal Life	115,321	349,847
Principal Executive Variable Universal Life II	67,345	11,793

Dreyfus IP MidCap Stock Service Shares Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	2,963	670
Principal Executive Variable Universal Life	41,822	142,050
Principal Executive Variable Universal Life II	224,038	119,496
Principal Flexible Variable Life	—	—
PrinFlex Life®	1,924	83
Principal Survivorship Flexible Premium Variable Universal Life	1,147	—
Principal Variable Universal Life Accumulator	4,898	3,996
Principal Variable Universal Life Accumulator II	28,669	9,698
Principal Variable Universal Life Income	13,326	11,738
Principal Variable Universal Life Income II	6,426	1,168

Dreyfus IP Technology Growth Service Shares Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	70,813	19,747
Principal Executive Variable Universal Life	182,955	14,757
Principal Executive Variable Universal Life II	606,534	462,471

Dreyfus Socially Responsible Growth Service Shares Division:
Principal Benefit Variable Universal Life	$12,435	$18,180
Principal Benefit Variable Universal Life II	3,045	592
Principal Executive Variable Universal Life	53,106	65,001
Principal Executive Variable Universal Life II	133,436	38,360

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Dreyfus VIF Appreciation Service Shares Division:
Principal Benefit Variable Universal Life	$251,401	$89,475
Principal Benefit Variable Universal Life II	56,228	7,583
Principal Executive Variable Universal Life	251,298	288,247
Principal Executive Variable Universal Life II	550,470	401,307

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Principal Benefit Variable Universal Life	$144,019	$55,166
Principal Executive Variable Universal Life	106,237	485,962
Principal Variable Universal Life Accumulator II	326,972	279,750
Principal Variable Universal Life Income	345,606	440,311

Dreyfus VIF Quality Bond Service Shares Division:
Principal Benefit Variable Universal Life	$2,250	$2,968
Principal Executive Variable Universal Life	753,477	1,454,828

Equity Income Class 1 Division:
Principal Benefit Variable Universal Life	$417,821	$356,857
Principal Benefit Variable Universal Life II	243,202	94,950
Principal Executive Variable Universal Life	2,458,547	2,659,951
Principal Executive Variable Universal Life II	5,907,770	4,048,424
Principal Flexible Variable Life	19,710	10,896
PrinFlex Life®	1,396,704	1,417,883
Principal Survivorship Flexible Premium Variable Universal Life	141,700	311,725
Principal Variable Universal Life Accumulator	336,942	311,378
Principal Variable Universal Life Accumulator II	1,167,530	1,181,739
Principal Variable Universal Life Income	1,486,322	1,226,383
Principal Variable Universal Life Income II	331,383	99,604

Fidelity VIP Asset Manager Service Class 2 Division:
Principal Benefit Variable Universal Life	$107,009	$153,988
Principal Executive Variable Universal Life	464,148	481,631

Fidelity VIP Contrafund Initial Class Division:
Principal Flexible Variable Life	$35,797	$18,658
PrinFlex Life®	7,756,871	7,249,440
Principal Survivorship Flexible Premium Variable Universal Life	433,824	451,493
Principal Variable Universal Life Accumulator	788,684	644,659

Fidelity VIP Contrafund Service Class 2 Division:
Principal Benefit Variable Universal Life	$2,365,582	$2,886,430
Principal Benefit Variable Universal Life II	517,986	421,048
Principal Executive Variable Universal Life	13,735,616	15,474,038
Principal Executive Variable Universal Life II	5,139,187	4,120,158
Principal Variable Universal Life Accumulator II	1,602,696	1,222,393
Principal Variable Universal Life Income	1,783,583	1,328,178
Principal Variable Universal Life Income II	1,093,634	649,573

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Fidelity VIP Equity-Income Initial Class Division:
Principal Flexible Variable Life	$9,460	$2,815
PrinFlex Life®	2,584,421	2,310,392
Principal Survivorship Flexible Premium Variable Universal Life	290,624	253,489
Principal Variable Universal Life Accumulator	387,012	371,565

Fidelity VIP Equity-Income Service Class 2 Division:
Principal Benefit Variable Universal Life	$358,277	$543,005
Principal Benefit Variable Universal Life II	67,738	45,211
Principal Executive Variable Universal Life	1,573,049	2,524,523
Principal Executive Variable Universal Life II	633,257	449,599
Principal Variable Universal Life Accumulator II	863,473	953,227
Principal Variable Universal Life Income	786,927	732,667
Principal Variable Universal Life Income II	334,543	173,104

Fidelity VIP Government Money Market Service Class Division:
Principal Benefit Variable Universal Life	$16,805,650	$4,740,736
Principal Benefit Variable Universal Life II	3,559,845	1,150,948
Principal Executive Variable Universal Life	148,470,220	34,889,523
Principal Executive Variable Universal Life II	165,639,919	63,416,185
Principal Flexible Variable Life	515,567	166,942
PrinFlex Life®	13,756,495	3,225,330
Principal Survivorship Flexible Premium Variable Universal Life	2,571,470	1,251,054
Principal Variable Universal Life Accumulator	3,369,833	880,521
Principal Variable Universal Life Accumulator II	6,395,016	1,375,668
Principal Variable Universal Life Income	6,093,618	2,306,489
Principal Variable Universal Life Income II	6,104,368	1,530,116

Fidelity VIP Growth Service Class 2 Division:
Principal Benefit Variable Universal Life	$318,616	$794,350
Principal Executive Variable Universal Life	2,097,960	989,508
Principal Flexible Variable Life	4,553	1,156
PrinFlex Life®	338,674	400,921
Principal Survivorship Flexible Premium Variable Universal Life	51,679	23,726
Principal Variable Universal Life Accumulator	123,071	152,490
Principal Variable Universal Life Accumulator II	381,883	354,019
Principal Variable Universal Life Income	433,257	484,914

Fidelity VIP High Income Initial Class Division:
Principal Flexible Variable Life	$4,117	$2,203
PrinFlex Life®	777,026	919,862
Principal Survivorship Flexible Premium Variable Universal Life	57,384	62,644
Principal Variable Universal Life Accumulator	67,102	54,178

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Fidelity VIP High Income Service Class 2 Division:
Principal Benefit Variable Universal Life	$740,217	$748,834
Principal Benefit Variable Universal Life II	70,922	33,899
Principal Executive Variable Universal Life	3,173,070	4,746,852
Principal Executive Variable Universal Life II	1,299,281	812,261
Principal Variable Universal Life Accumulator II	225,152	412,697
Principal Variable Universal Life Income	265,620	245,784
Principal Variable Universal Life Income II	418,090	179,738

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Benefit Variable Universal Life	$1,139,208	$1,534,834
Principal Benefit Variable Universal Life II	243,538	141,426
Principal Executive Variable Universal Life	7,488,707	8,273,522
Principal Executive Variable Universal Life II	4,255,948	3,738,861
Principal Variable Universal Life Accumulator II	498,568	452,899
Principal Variable Universal Life Income	1,093,005	907,203
Principal Variable Universal Life Income II	432,047	269,829

Franklin Income VIP Class 2 Division:
Principal Benefit Variable Universal Life	$926,111	$1,598,752
Principal Benefit Variable Universal Life II	144,350	130,229
Principal Executive Variable Universal Life	3,337,985	3,918,515
Principal Executive Variable Universal Life II	1,668,493	1,103,731

Franklin Mutual Global Discovery VIP Class 2 Division:
Principal Benefit Variable Universal Life	$514,648	$365,586
Principal Benefit Variable Universal Life II	255,214	345,030
Principal Executive Variable Universal Life	2,412,405	4,187,309
Principal Executive Variable Universal Life II	3,280,838	2,584,882
Principal Variable Universal Life Income II	431,793	162,770

Franklin Mutual Shares VIP Class 2 Division:
Principal Benefit Variable Universal Life	$349,596	$514,027
Principal Benefit Variable Universal Life II	69,819	6,288
Principal Executive Variable Universal Life	1,233,001	3,186,968
Principal Executive Variable Universal Life II	930,687	1,934,396

Franklin Rising Dividends VIP Class 2 Division:
Principal Benefit Variable Universal Life	$415,046	$335,530
Principal Benefit Variable Universal Life II	212,019	203,703
Principal Executive Variable Universal Life	2,646,332	2,516,681
Principal Executive Variable Universal Life II	4,720,220	1,912,939
Principal Variable Universal Life Income II	449,555	244,210

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Franklin Small Cap Value VIP Class 2 Division:
Principal Benefit Variable Universal Life	$329,332	$369,685
Principal Benefit Variable Universal Life II	285,661	164,349
Principal Executive Variable Universal Life	4,488,836	3,441,511
Principal Executive Variable Universal Life II	4,885,679	2,651,044
Principal Flexible Variable Life	2,835	18,444
PrinFlex Life®	110,808	31,392
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	22,650	59,014
Principal Variable Universal Life Accumulator II	273,013	8,294
Principal Variable Universal Life Income	73,077	9,521
Principal Variable Universal Life Income II	69,510	17,235

Franklin Strategic Income VIP Class 2 Division:
Principal Benefit Variable Universal Life	$29,591	$168,111
Principal Benefit Variable Universal Life II	193,435	205,541
Principal Executive Variable Universal Life	952,417	3,161,050
Principal Executive Variable Universal Life II	3,316,800	3,689,989

Franklin U.S. Government Securities VIP Class 2 Division:
Principal Benefit Variable Universal Life	$26,566	$2,279
Principal Benefit Variable Universal Life II	13,873	11,424
Principal Executive Variable Universal Life	14,028	246,876
Principal Executive Variable Universal Life II	628,042	196,950

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
Principal Benefit Variable Universal Life	$64,922	$86,251
Principal Executive Variable Universal Life	269,901	828,843

Government & High Quality Bond Class 1 Division:
Principal Benefit Variable Universal Life	$1,856,054	$733,343
Principal Benefit Variable Universal Life II	174,964	75,169
Principal Executive Variable Universal Life	6,996,581	6,314,753
Principal Executive Variable Universal Life II	6,603,510	5,654,689
Principal Flexible Variable Life	114,662	26,314
PrinFlex Life®	2,288,731	1,780,607
Principal Survivorship Flexible Premium Variable Universal Life	176,184	280,135
Principal Variable Universal Life Accumulator	944,992	771,632
Principal Variable Universal Life Accumulator II	619,403	754,166
Principal Variable Universal Life Income	731,713	653,098
Principal Variable Universal Life Income II	435,940	270,066

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
International Emerging Markets Class 1 Division:
Principal Benefit Variable Universal Life	$126,206	$89,061
Principal Benefit Variable Universal Life II	229,714	161,465
Principal Executive Variable Universal Life	1,519,832	2,680,422
Principal Executive Variable Universal Life II	3,158,784	2,555,714
Principal Flexible Variable Life	76,802	10,987
PrinFlex Life®	670,253	1,307,384
Principal Survivorship Flexible Premium Variable Universal Life	148,175	248,253
Principal Variable Universal Life Accumulator	398,656	634,415
Principal Variable Universal Life Accumulator II	734,178	1,002,931
Principal Variable Universal Life Income	1,096,036	1,194,070
Principal Variable Universal Life Income II	637,229	494,890

Invesco American Franchise Series I Division:
Principal Benefit Variable Universal Life	$11,924	$29,928
Principal Executive Variable Universal Life	143,947	450,567
Principal Flexible Variable Life	2,766	1,376
PrinFlex Life®	142,614	170,460
Principal Survivorship Flexible Premium Variable Universal Life	29,247	5,827
Principal Variable Universal Life Accumulator	69,261	37,775

Invesco American Franchise Series II Division:
Principal Benefit Variable Universal Life II	$31,001	$92,377
Principal Executive Variable Universal Life II	365,604	116,415
Principal Variable Universal Life Accumulator II	110,045	88,591
Principal Variable Universal Life Income	61,023	30,518
Principal Variable Universal Life Income II	65,710	42,468

Invesco American Value Series I Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	—	—
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	16,252	3,684
Principal Flexible Variable Life	—	—
PrinFlex Life®	24,613	448
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	24,315	16,477
Principal Variable Universal Life Income	7,840	74
Principal Variable Universal Life Income II	1,026	94

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Invesco Core Equity Series I Division:
Principal Benefit Variable Universal Life	$46,390	$1,013,420
Principal Executive Variable Universal Life	657,761	883,087
Principal Flexible Variable Life	7,577	5,006
PrinFlex Life®	355,358	542,322
Principal Survivorship Flexible Premium Variable Universal Life	77,720	33,478
Principal Variable Universal Life Accumulator	244,620	193,659

Invesco Core Equity Series II Division:
Principal Benefit Variable Universal Life II	$25,727	$6,190
Principal Executive Variable Universal Life II	912,329	1,035,736
Principal Variable Universal Life Accumulator II	549,703	712,507
Principal Variable Universal Life Income	582,133	748,306
Principal Variable Universal Life Income II	91,204	66,168

Invesco Global Health Care Series I Division:
Principal Benefit Variable Universal Life	$400,356	$564,533
Principal Benefit Variable Universal Life II	132,309	33,228
Principal Executive Variable Universal Life	6,747,539	8,334,036
Principal Executive Variable Universal Life II	2,305,850	2,255,043
Principal Flexible Variable Life	6,806	1,729
PrinFlex Life®	992,873	842,067
Principal Survivorship Flexible Premium Variable Universal Life	33,399	5,116
Principal Variable Universal Life Accumulator	266,049	168,401
Principal Variable Universal Life Accumulator II	524,722	654,734
Principal Variable Universal Life Income	588,717	600,051
Principal Variable Universal Life Income II	301,229	260,969

Invesco Global Real Estate Series I Division:
Principal Benefit Variable Universal Life	$3,822	$1,128
Principal Benefit Variable Universal Life II	34,657	3,412
Principal Executive Variable Universal Life	130,701	65,403
Principal Executive Variable Universal Life II	429,822	377,498

Invesco International Growth Series I Division:
Principal Benefit Variable Universal Life	$147,919	$222,402
Principal Benefit Variable Universal Life II	117,394	123,618
Principal Executive Variable Universal Life	3,820,549	3,851,729
Principal Executive Variable Universal Life II	3,750,200	2,471,740

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Invesco Mid Cap Core Equity Series II Division:
Principal Benefit Variable Universal Life	$12,367	$3,652
Principal Benefit Variable Universal Life II	10,115	1,811
Principal Executive Variable Universal Life	69,947	41,901
Principal Executive Variable Universal Life II	60,732	57,043
Principal Flexible Variable Life	387	92
PrinFlex Life®	20,638	9,068
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	366	141
Principal Variable Universal Life Income	7,718	1,625
Principal Variable Universal Life Income II	18,712	8,845

Invesco Mid Cap Growth Series I Division:
Principal Benefit Variable Universal Life	$58,224	$72,375
Principal Benefit Variable Universal Life II	30,504	4,503
Principal Executive Variable Universal Life	363,807	449,765
Principal Executive Variable Universal Life II	188,950	118,245
Principal Flexible Variable Life	2,341	934
PrinFlex Life®	91,459	100,270
Principal Survivorship Flexible Premium Variable Universal Life	19,480	5,183
Principal Variable Universal Life Accumulator	27,600	43,412

Invesco Small Cap Equity Series I Division:
Principal Benefit Variable Universal Life	$220,450	$413,673
Principal Benefit Variable Universal Life II	60,269	11,536
Principal Executive Variable Universal Life	1,981,458	2,684,178
Principal Executive Variable Universal Life II	1,015,446	1,089,303
Principal Flexible Variable Life	726	731
PrinFlex Life®	134,629	274,700
Principal Survivorship Flexible Premium Variable Universal Life	24,162	2,649
Principal Variable Universal Life Accumulator	56,901	26,662

Invesco Technology Series I Division:
Principal Benefit Variable Universal Life	$96,488	$148,482
Principal Executive Variable Universal Life	2,019,010	1,312,177
Principal Flexible Variable Life	7,183	22,935
PrinFlex Life®	139,960	193,759
Principal Survivorship Flexible Premium Variable Universal Life	8,071	1,449
Principal Variable Universal Life Accumulator	63,446	39,320

Janus Aspen Balanced Service Shares Division:
Principal Benefit Variable Universal Life	$182,246	$50,512
Principal Benefit Variable Universal Life II	373,712	559,550
Principal Executive Variable Universal Life	9,185,879	14,565,896
Principal Executive Variable Universal Life II	4,908,659	1,931,775

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Janus Aspen Enterprise Service Shares Division:
Principal Benefit Variable Universal Life	$313,043	$295,419
Principal Benefit Variable Universal Life II	330,803	134,771
Principal Executive Variable Universal Life	5,112,304	4,787,694
Principal Executive Variable Universal Life II	8,871,398	5,403,561
Principal Flexible Variable Life	1,897	3,498
PrinFlex Life®	539,088	475,634
Principal Survivorship Flexible Premium Variable Universal Life	19,948	21,783
Principal Variable Universal Life Accumulator	212,186	121,506

Janus Aspen Flexible Bond Service Shares Division:
Principal Benefit Variable Universal Life	$1,064,137	$801,534
Principal Benefit Variable Universal Life II	293,730	159,428
Principal Executive Variable Universal Life	9,846,496	9,090,545
Principal Executive Variable Universal Life II	12,370,956	7,734,443

Janus Aspen Forty Service Shares Division:
Principal Benefit Variable Universal Life II	$87,906	$284,540
Principal Executive Variable Universal Life II	2,560,793	2,400,428
Principal Variable Universal Life Income II	518,034	318,414

Janus Aspen Global Research Service Shares Division:
Principal Benefit Variable Universal Life	$65,077	$143,933
Principal Benefit Variable Universal Life II	20,597	9,361
Principal Executive Variable Universal Life	137,100	238,772
Principal Executive Variable Universal Life II	2,931,634	2,311,990

Janus Aspen Overseas Service Shares Division:
Principal Benefit Variable Universal Life	$79,996	$27,946
Principal Executive Variable Universal Life	4,011,254	3,291,564

JP Morgan Core Bond Class I Division:
Principal Benefit Variable Universal Life	$217,666	$107,544
Principal Executive Variable Universal Life	2,056,174	2,620,520

JP Morgan Small Cap Core Class I Division:
Principal Benefit Variable Universal Life	$696,254	$272,421
Principal Executive Variable Universal Life	1,651,344	1,692,757

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
LargeCap Growth Class 1 Division:
Principal Benefit Variable Universal Life	$181,741	$254,501
Principal Benefit Variable Universal Life II	54,319	43,157
Principal Executive Variable Universal Life	1,203,543	1,197,274
Principal Executive Variable Universal Life II	949,115	1,432,806
Principal Flexible Variable Life	5,424	5,558
PrinFlex Life®	1,505,220	2,528,259
Principal Survivorship Flexible Premium Variable Universal Life	90,870	78,476
Principal Variable Universal Life Accumulator	101,648	6,546,348
Principal Variable Universal Life Accumulator II	93,261	107,041
Principal Variable Universal Life Income	137,043	325,350
Principal Variable Universal Life Income II	74,153	43,102

LargeCap Growth I Class 1 Division:
Principal Benefit Variable Universal Life	$1,753,290	$846,352
Principal Benefit Variable Universal Life II	682,867	428,893
Principal Executive Variable Universal Life	10,771,145	9,351,417
Principal Executive Variable Universal Life II	21,867,514	14,713,609
Principal Flexible Variable Life	16,824	11,852
PrinFlex Life®	8,759,923	6,949,485
Principal Survivorship Flexible Premium Variable Universal Life	490,832	366,707
Principal Variable Universal Life Accumulator	532,980	381,435
Principal Variable Universal Life Accumulator II	1,176,969	917,149
Principal Variable Universal Life Income	1,046,394	1,146,435
Principal Variable Universal Life Income II	634,689	289,842

LargeCap S&P 500 Index Class 1 Division:
Principal Benefit Variable Universal Life II	$1,221,061	$606,506
Principal Executive Variable Universal Life II	51,093,944	34,714,890
Principal Flexible Variable Life	9,442	6,348
PrinFlex Life®	2,843,359	2,258,642
Principal Survivorship Flexible Premium Variable Universal Life	470,314	155,380
Principal Variable Universal Life Accumulator	302,176	327,004
Principal Variable Universal Life Accumulator II	915,269	418,869
Principal Variable Universal Life Income	1,007,143	721,938
Principal Variable Universal Life Income II	758,270	557,210

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
LargeCap Value Class 1 Division:
Principal Benefit Variable Universal Life	$172,295	$93,609
Principal Benefit Variable Universal Life II	113,797	19,051
Principal Executive Variable Universal Life	3,525,801	5,656,933
Principal Executive Variable Universal Life II	865,086	492,453
Principal Flexible Variable Life	411,031	654,086
PrinFlex Life®	2,791,780	3,298,580
Principal Survivorship Flexible Premium Variable Universal Life	386,208	335,986
Principal Variable Universal Life Accumulator	1,219,070	8,347,527
Principal Variable Universal Life Accumulator II	462,235	385,304
Principal Variable Universal Life Income	506,576	723,095
Principal Variable Universal Life Income II	346,833	194,119

Lord Abbett Series Fund Developing Growth Class VC Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	1,192	20
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	1,219	22
Principal Flexible Variable Life	—	—
PrinFlex Life®	961	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	—	—
Principal Variable Universal Life Income II	—	—

Lord Abbett Series Fund International Opportunities Class VC Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	13	—
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	—	—
Principal Flexible Variable Life	—	—
PrinFlex Life®	16,587	298
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	—	—
Principal Variable Universal Life Income II	—	—

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
MFS Blended Research Small Cap Equity Service Class Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	2,214	—
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	—	—
Principal Flexible Variable Life	—	—
PrinFlex Life®	8,705	143
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	3,674	27
Principal Variable Universal Life Income II	—	—

MFS Global Equity Service Class Division:
Principal Benefit Variable Universal Life	$22,027	$10,482
Principal Benefit Variable Universal Life II	106,488	59,025
Principal Executive Variable Universal Life	494,478	470,610
Principal Executive Variable Universal Life II	1,618,501	1,489,643

MFS Growth Service Class Division:
Principal Benefit Variable Universal Life	$359,377	$260,368
Principal Benefit Variable Universal Life II	161,456	185,470
Principal Executive Variable Universal Life	5,315,196	4,704,536
Principal Executive Variable Universal Life II	5,669,033	4,356,263

MFS Inflation-Adjusted Bond Service Class Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	303	23
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	26,468	6,526

MFS International Value Service Class Division:
Principal Benefit Variable Universal Life	$109,403	$4,361
Principal Benefit Variable Universal Life II	33,904	3,435
Principal Executive Variable Universal Life	946,780	681,129
Principal Executive Variable Universal Life II	2,713,758	1,308,038

MFS MidCap Growth Service Class Division:
Principal Benefit Variable Universal Life	$7,293	$15,248
Principal Executive Variable Universal Life	177,771	170,841

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
MFS Mid Cap Value Portfolio Service Class Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	8,157	1,288
Principal Executive Variable Universal Life	267,376	22,421
Principal Executive Variable Universal Life II	276,663	4,154
Principal Flexible Variable Life	—	—
PrinFlex Life®	3,242	1,600
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	8,064	3,666
Principal Variable Universal Life Accumulator II	55,484	2,072
Principal Variable Universal Life Income	101,138	1,901
Principal Variable Universal Life Income II	14,218	3,026

MFS New Discovery Service Class Division:
Principal Benefit Variable Universal Life	$129,259	$457,054
Principal Benefit Variable Universal Life II	113,894	169,652
Principal Executive Variable Universal Life	2,290,260	2,558,816
Principal Executive Variable Universal Life II	1,415,823	1,596,422
Principal Flexible Variable Life	1,128	666
PrinFlex Life®	22,476	13,534
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	6,777	58,863
Principal Variable Universal Life Accumulator II	113,196	79,729
Principal Variable Universal Life Income	67,062	175,386
Principal Variable Universal Life Income II	231,861	148,818

MFS New Discovery Value Service Class Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	226	4
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	659	8
Principal Flexible Variable Life	—	—
PrinFlex Life®	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	7,577	102
Principal Variable Universal Life Accumulator II	15,522	173
Principal Variable Universal Life Income	2,674	28
Principal Variable Universal Life Income II	—	—

MFS Research International Portfolio Service Class Division:
Principal Benefit Variable Universal Life	$58,311	$6,501
Principal Benefit Variable Universal Life II	39,427	105,437
Principal Executive Variable Universal Life	33,980	106,158
Principal Executive Variable Universal Life II	486,195	1,541,159

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
MFS Total Return Service Class Division:
Principal Benefit Variable Universal Life II	$7,038	$1,015
Principal Executive Variable Universal Life II	547,150	72,201

MFS Utilities Service Class Division:
Principal Benefit Variable Universal Life II	$190,360	$72,463
Principal Executive Variable Universal Life II	1,036,061	674,216
Principal Variable Universal Life Income II	315,636	350,287

MFS Value Service Class Division:
Principal Benefit Variable Universal Life	$904,051	$577,741
Principal Benefit Variable Universal Life II	315,459	380,169
Principal Executive Variable Universal Life	8,052,722	4,772,509
Principal Executive Variable Universal Life II	5,643,996	2,695,940

MidCap Class 1 Division:
Principal Benefit Variable Universal Life	$2,601,301	$1,483,322
Principal Benefit Variable Universal Life II	375,083	459,903
Principal Executive Variable Universal Life	11,894,099	15,456,343
Principal Executive Variable Universal Life II	3,722,460	3,501,951
Principal Flexible Variable Life	3,003,196	1,652,263
PrinFlex Life®	14,872,993	9,470,976
Principal Survivorship Flexible Premium Variable Universal Life	1,275,418	603,071
Principal Variable Universal Life Accumulator	2,717,274	1,699,135
Principal Variable Universal Life Accumulator II	4,439,361	3,010,114
Principal Variable Universal Life Income	4,491,536	2,877,375
Principal Variable Universal Life Income II	2,294,498	783,219

Multi-Asset Income Class 1 Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	1,987	47
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	—	—
Principal Flexible Variable Life	—	—
PrinFlex Life®	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	—	—
Principal Variable Universal Life Income II	—	—

Neuberger Berman AMT Guardian Class I Division:
Principal Benefit Variable Universal Life	$7,255	$953
Principal Benefit Variable Universal Life II	16,562	2,858
Principal Executive Variable Universal Life	879,143	781,378
Principal Executive Variable Universal Life II	297,146	223,552

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Neuberger Berman AMT Large Cap Value Class I Division:
Principal Benefit Variable Universal Life	$228,306	$134,773
Principal Benefit Variable Universal Life II	9,580	4,370
Principal Executive Variable Universal Life	2,137,011	2,627,144
Principal Executive Variable Universal Life II	74,051	9,971
Principal Variable Universal Life Income II	60,036	24,750

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division:
Principal Benefit Variable Universal Life	$10,638	$48,477
Principal Benefit Variable Universal Life II	19,658	7,818
Principal Executive Variable Universal Life	122,110	302,674
Principal Executive Variable Universal Life II	87,090	14,013

Oppenheimer Main Street Small Cap Service Shares Division:
Principal Benefit Variable Universal Life	$2,299	$566
Principal Benefit Variable Universal Life II	75,041	160,435
Principal Executive Variable Universal Life	243,627	177,515
Principal Executive Variable Universal Life II	1,733,779	1,090,490
Principal Variable Universal Life Income II	53,172	38,288

PIMCO All Asset Administrative Class Division:
Principal Benefit Variable Universal Life	$56,679	$69,227
Principal Benefit Variable Universal Life II	25,596	6,107
Principal Executive Variable Universal Life	17,502	15,018
Principal Executive Variable Universal Life II	611,132	437,460

PIMCO Commodity Real Return Strategy Administrative Class Division:
Principal Benefit Variable Universal Life	$524	$507
Principal Benefit Variable Universal Life II	6,537	8,268
Principal Executive Variable Universal Life	56,707	21,219
Principal Executive Variable Universal Life II	313,469	130,181

PIMCO Emerging Market Bond Administrative Class Division:
Principal Benefit Variable Universal Life	$34,917	$12,159
Principal Benefit Variable Universal Life II	30,398	4,835
Principal Executive Variable Universal Life	1,055,379	928,704
Principal Executive Variable Universal Life II	498,053	327,637

PIMCO High Yield Administrative Class Division:
Principal Benefit Variable Universal Life	$97,853	$3,378
Principal Benefit Variable Universal Life II	265,759	285,520
Principal Executive Variable Universal Life	2,186,079	1,047,993
Principal Executive Variable Universal Life II	5,199,337	3,378,902

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
PIMCO Long-Term U.S. Government Administrative Class Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	15,809	653
Principal Executive Variable Universal Life	579,218	62,939
Principal Executive Variable Universal Life II	249,094	203,119

PIMCO Low Duration Administrative Class Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	—	—
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	—	—

PIMCO Real Return Administrative Class Division:
Principal Benefit Variable Universal Life	$898,646	$1,062,084
Principal Benefit Variable Universal Life II	155,930	70,892
Principal Executive Variable Universal Life	1,285,097	1,615,883
Principal Executive Variable Universal Life II	3,381,218	2,484,491

PIMCO Short-Term Administrative Class Division:
Principal Benefit Variable Universal Life	$774	$1,487
Principal Benefit Variable Universal Life II	314,916	278,358
Principal Executive Variable Universal Life	3,121,997	7,017,900
Principal Executive Variable Universal Life II	7,279,502	5,460,943

PIMCO Total Return Administrative Class Division:
Principal Benefit Variable Universal Life	$18,733	$15,170
Principal Benefit Variable Universal Life II	146,036	123,299
Principal Executive Variable Universal Life	5,899,409	6,592,618
Principal Executive Variable Universal Life II	9,646,873	6,794,442

Principal Capital Appreciation Class 1 Division:
Principal Benefit Variable Universal Life	$129,529	$335,241
Principal Benefit Variable Universal Life II	141,485	131,615
Principal Executive Variable Universal Life	511,369	671,355
Principal Executive Variable Universal Life II	557,671	292,269
Principal Flexible Variable Life	4,171	3,978
PrinFlex Life®	237,385	307,192
Principal Survivorship Flexible Premium Variable Universal Life	12,655	25,024
Principal Variable Universal Life Accumulator	379,055	424,315
Principal Variable Universal Life Accumulator II	481,795	734,559
Principal Variable Universal Life Income	546,298	725,733
Principal Variable Universal Life Income II	184,418	91,959

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Principal LifeTime 2010 Class 1 Division:
Principal Benefit Variable Universal Life	$154,064	$376,536
Principal Benefit Variable Universal Life II	95,190	52,000
Principal Executive Variable Universal Life	6,024,623	4,203,912
Principal Executive Variable Universal Life II	5,490,275	4,680,782
Principal Flexible Variable Life	—	—
PrinFlex Life®	56,832	65,079
Principal Survivorship Flexible Premium Variable Universal Life	1,045	—
Principal Variable Universal Life Accumulator	15,309	34,409
Principal Variable Universal Life Accumulator II	92,163	78,778
Principal Variable Universal Life Income	149,983	90,785
Principal Variable Universal Life Income II	115,002	20,196

Principal LifeTime 2020 Class 1 Division:
Principal Benefit Variable Universal Life	$1,914,400	$2,048,540
Principal Benefit Variable Universal Life II	631,260	565,211
Principal Executive Variable Universal Life	7,421,080	11,628,888
Principal Executive Variable Universal Life II	24,645,432	14,803,924
Principal Flexible Variable Life	6,593	1,727
PrinFlex Life®	92,889	235,206
Principal Survivorship Flexible Premium Variable Universal Life	2,829	—
Principal Variable Universal Life Accumulator	8,222	4,691
Principal Variable Universal Life Accumulator II	155,627	94,456
Principal Variable Universal Life Income	460,842	405,750
Principal Variable Universal Life Income II	190,288	88,999

Principal LifeTime 2030 Class 1 Division:
Principal Benefit Variable Universal Life	$906,450	$800,936
Principal Benefit Variable Universal Life II	979,795	367,290
Principal Executive Variable Universal Life	8,019,148	5,663,568
Principal Executive Variable Universal Life II	17,546,440	10,230,523
Principal Flexible Variable Life	3,351	1,437
PrinFlex Life®	126,590	73,698
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	14,480	3,899
Principal Variable Universal Life Accumulator II	287,939	466,176
Principal Variable Universal Life Income	1,034,691	1,208,293
Principal Variable Universal Life Income II	466,662	230,125

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Principal LifeTime 2040 Class 1 Division:
Principal Benefit Variable Universal Life	$410,853	$510,164
Principal Benefit Variable Universal Life II	385,944	408,901
Principal Executive Variable Universal Life	2,999,799	2,050,003
Principal Executive Variable Universal Life II	9,811,412	7,634,083
Principal Flexible Variable Life	—	—
PrinFlex Life®	65,579	35,065
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	14,396	6,875
Principal Variable Universal Life Accumulator II	279,301	212,672
Principal Variable Universal Life Income	1,262,132	865,318
Principal Variable Universal Life Income II	531,295	312,289

Principal LifeTime 2050 Class 1 Division:
Principal Benefit Variable Universal Life	$118,491	$137,623
Principal Benefit Variable Universal Life II	171,570	142,835
Principal Executive Variable Universal Life	754,481	1,116,960
Principal Executive Variable Universal Life II	6,228,611	3,306,580
Principal Flexible Variable Life	236	78
PrinFlex Life®	27,609	6,191
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	1,138	325
Principal Variable Universal Life Accumulator II	249,192	214,755
Principal Variable Universal Life Income	611,580	774,438
Principal Variable Universal Life Income II	394,404	133,010

Principal LifeTime 2060 Class 1 Division:
Principal Benefit Variable Universal Life	$41,753	$1,838
Principal Benefit Variable Universal Life II	123,190	13,461
Principal Executive Variable Universal Life	254,535	324,105
Principal Executive Variable Universal Life II	507,057	377,157
Principal Flexible Variable Life	—	—
PrinFlex Life®	1,221	446
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	7,341	870
Principal Variable Universal Life Income	2,149	788
Principal Variable Universal Life Income II	54,498	13,957

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Principal LifeTime Strategic Income Class 1 Division:
Principal Benefit Variable Universal Life	$248,980	$282,925
Principal Benefit Variable Universal Life II	64,598	59,369
Principal Executive Variable Universal Life	1,056,908	1,122,966
Principal Executive Variable Universal Life II	2,727,748	1,630,784
Principal Flexible Variable Life	—	—
PrinFlex Life®	103,809	102,452
Principal Survivorship Flexible Premium Variable Universal Life	9,410	11,265
Principal Variable Universal Life Accumulator	12,189	9,011
Principal Variable Universal Life Accumulator II	11,421	9,676
Principal Variable Universal Life Income	52,400	34,773
Principal Variable Universal Life Income II	29,111	10,595

Putnam VT Growth & Income Class IB Division:
Principal Benefit Variable Universal Life	$37,070	$155,918
Principal Executive Variable Universal Life	150,166	47,762

Putnam VT Growth Opportunities Class IB Division:
Principal Benefit Variable Universal Life	$189,782	$434
Principal Benefit Variable Universal Life II	119,142	7,413
Principal Executive Variable Universal Life	1,365,938	10,464
Principal Executive Variable Universal Life II	278,519	661
Principal Flexible Variable Life	14,878	101
PrinFlex Life®	18,535,512	307,109
Principal Survivorship Flexible Premium Variable Universal Life	886,929	4,651
Principal Variable Universal Life Accumulator	1,267,320	19,319
Principal Variable Universal Life Accumulator II	32,014	143
Principal Variable Universal Life Income	27,648	98
Principal Variable Universal Life Income II	140,124	18,035

Putnam VT International Equity Class IB Division:
Principal Benefit Variable Universal Life	$90,074	$217,763
Principal Executive Variable Universal Life	168,808	380,238

Real Estate Securities Class 1 Division:
Principal Benefit Variable Universal Life	$2,986,786	$2,599,295
Principal Benefit Variable Universal Life II	592,170	337,261
Principal Executive Variable Universal Life	11,253,194	11,721,985
Principal Executive Variable Universal Life II	12,290,695	8,606,584
Principal Flexible Variable Life	19,447	11,051
PrinFlex Life®	2,594,763	1,818,831
Principal Survivorship Flexible Premium Variable Universal Life	227,666	126,709
Principal Variable Universal Life Accumulator	532,514	409,267
Principal Variable Universal Life Accumulator II	1,170,726	851,774
Principal Variable Universal Life Income	1,462,547	1,186,325
Principal Variable Universal Life Income II	829,636	371,050

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
SAM Balanced Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	$180,675	$91,933
Principal Benefit Variable Universal Life II	197,525	98,519
Principal Executive Variable Universal Life	2,404,880	5,102,626
Principal Executive Variable Universal Life II	5,704,949	6,449,685
Principal Flexible Variable Life	53,538	16,431
PrinFlex Life®	3,619,816	3,002,656
Principal Survivorship Flexible Premium Variable Universal Life	520,144	86,276
Principal Variable Universal Life Accumulator	357,858	254,058
Principal Variable Universal Life Accumulator II	858,599	599,967
Principal Variable Universal Life Income	2,054,670	950,211
Principal Variable Universal Life Income II	3,715,190	1,959,167

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	$125,986	$272,154
Principal Benefit Variable Universal Life II	74,549	53,379
Principal Executive Variable Universal Life	2,056,060	1,593,512
Principal Executive Variable Universal Life II	9,195,698	6,251,463
Principal Flexible Variable Life	1,200	2,027
PrinFlex Life®	292,588	249,080
Principal Survivorship Flexible Premium Variable Universal Life	16,307	4,406
Principal Variable Universal Life Accumulator	99,227	102,497
Principal Variable Universal Life Accumulator II	350,926	328,960
Principal Variable Universal Life Income	323,693	605,813
Principal Variable Universal Life Income II	1,063,726	610,732

SAM Conservative Growth Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	$138,344	$59,907
Principal Benefit Variable Universal Life II	282,763	84,073
Principal Executive Variable Universal Life	1,863,651	1,816,535
Principal Executive Variable Universal Life II	2,925,559	1,927,356
Principal Flexible Variable Life	7,618	3,827
PrinFlex Life®	871,178	621,431
Principal Survivorship Flexible Premium Variable Universal Life	75,081	4,604
Principal Variable Universal Life Accumulator	87,351	85,047
Principal Variable Universal Life Accumulator II	610,598	515,337
Principal Variable Universal Life Income	1,541,294	2,745,439
Principal Variable Universal Life Income II	3,569,167	2,561,326

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
SAM Flexible Income Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	$24,927	$29,948
Principal Benefit Variable Universal Life II	196,754	51,451
Principal Executive Variable Universal Life	2,723,427	906,157
Principal Executive Variable Universal Life II	1,977,111	1,988,943
Principal Flexible Variable Life	6,881	9,423
PrinFlex Life®	836,413	900,931
Principal Survivorship Flexible Premium Variable Universal Life	342,748	100,966
Principal Variable Universal Life Accumulator	142,277	103,727
Principal Variable Universal Life Accumulator II	679,574	271,319
Principal Variable Universal Life Income	761,115	810,699
Principal Variable Universal Life Income II	447,789	317,837

SAM Strategic Growth Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	$250,807	$84,476
Principal Benefit Variable Universal Life II	316,212	232,014
Principal Executive Variable Universal Life	1,501,719	1,149,998
Principal Executive Variable Universal Life II	2,007,702	1,881,570
Principal Flexible Variable Life	21,624	17,510
PrinFlex Life®	519,626	894,534
Principal Survivorship Flexible Premium Variable Universal Life	17,653	5,528
Principal Variable Universal Life Accumulator	115,220	86,999
Principal Variable Universal Life Accumulator II	703,558	639,045
Principal Variable Universal Life Income	2,079,926	2,094,396
Principal Variable Universal Life Income II	3,714,442	2,030,231

Short-Term Income Class 1 Division:
Principal Benefit Variable Universal Life	$142,662	$123,615
Principal Benefit Variable Universal Life II	325,607	368,725
Principal Executive Variable Universal Life	7,363,378	6,070,517
Principal Executive Variable Universal Life II	13,531,394	5,302,890
Principal Flexible Variable Life	9,149	135,223
PrinFlex Life®	1,696,576	441,213
Principal Survivorship Flexible Premium Variable Universal Life	557,811	524,855
Principal Variable Universal Life Accumulator	386,672	288,628
Principal Variable Universal Life Accumulator II	318,340	146,239
Principal Variable Universal Life Income	777,264	572,063
Principal Variable Universal Life Income II	459,221	284,156

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
SmallCap Class 1 Division:
Principal Benefit Variable Universal Life	$1,036,616	$582,097
Principal Benefit Variable Universal Life II	110,229	49,289
Principal Executive Variable Universal Life	4,863,634	6,089,021
Principal Executive Variable Universal Life II	3,688,328	1,866,745
Principal Flexible Variable Life	21,340	33,339
PrinFlex Life®	3,636,833	4,077,776
Principal Survivorship Flexible Premium Variable Universal Life	266,861	456,436
Principal Variable Universal Life Accumulator	1,180,267	6,614,483
Principal Variable Universal Life Accumulator II	989,681	1,117,288
Principal Variable Universal Life Income	928,951	1,033,750
Principal Variable Universal Life Income II	547,234	282,149

T. Rowe Price Equity Income Portfolio II Division:
Principal Benefit Variable Universal Life	$25,776	$2,877
Principal Executive Variable Universal Life	2,962,195	2,779,029

Templeton Developing Markets VIP Class 2 Division:
Principal Benefit Variable Universal Life	$28,070	$18,811
Principal Benefit Variable Universal Life II	59,954	25,350
Principal Executive Variable Universal Life	2,521,865	2,937,597
Principal Executive Variable Universal Life II	650,177	659,352

Templeton Foreign VIP Class 2 Division:
Principal Benefit Variable Universal Life	$17,210	$28,745
Principal Benefit Variable Universal Life II	114,020	78,437
Principal Executive Variable Universal Life	1,085,683	1,704,113
Principal Executive Variable Universal Life II	1,963,422	1,658,450

Templeton Global Bond VIP Class 2 Division:
Principal Benefit Variable Universal Life	$215,519	$117,530
Principal Benefit Variable Universal Life II	172,078	368,481
Principal Executive Variable Universal Life	1,015,912	2,964,976
Principal Executive Variable Universal Life II	3,664,605	3,253,449
Principal Flexible Variable Life	827	2,937
PrinFlex Life®	123,170	281,821
Principal Survivorship Flexible Premium Variable Universal Life	2,275	595
Principal Variable Universal Life Accumulator	41,199	12,422
Principal Variable Universal Life Accumulator II	43,113	129,957
Principal Variable Universal Life Income	123,903	97,577
Principal Variable Universal Life Income II	144,989	69,987

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
TOPS Managed Risk Balanced ETF Class 2 Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	4,757	553
Principal Executive Variable Universal Life	224,897	107,638
Principal Executive Variable Universal Life II	86,957	22,022
Principal Flexible Variable Life	136	68
PrinFlex Life®	1,562	6,668
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	1,390	445
Principal Variable Universal Life Accumulator II	1,493	505
Principal Variable Universal Life Income	3,039	3,297
Principal Variable Universal Life Income II	12,965	8,949

TOPS Managed Risk Growth ETF Class 2 Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	96,333	103,163
Principal Executive Variable Universal Life	9,680	20,486
Principal Executive Variable Universal Life II	70,734	95,794
Principal Flexible Variable Life	24	11
PrinFlex Life®	8,308	18,075
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	698	—
Principal Variable Universal Life Accumulator II	3,552	1,024
Principal Variable Universal Life Income	4,952	7,595
Principal Variable Universal Life Income II	82,441	134,404

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	49,946	16,228
Principal Executive Variable Universal Life	1,408	17,051
Principal Executive Variable Universal Life II	99,863	23,585
Principal Flexible Variable Life	—	—
PrinFlex Life®	3,950	4,216
Principal Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	7,527	1,248
Principal Variable Universal Life Income	2,517	5,646
Principal Variable Universal Life Income II	26,872	15,656

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
VanEck Global Hard Assets Class S Division:
Principal Flexible Variable Life	$74,161	$224
PrinFlex Life®	67,076	74,054
Principal Survivorship Flexible Premium Variable Universal Life	116,278	33,873
Principal Variable Universal Life Accumulator	131,025	59,043
Principal Variable Universal Life Accumulator II	119,930	80,398
Principal Variable Universal Life Income	93,216	52,793
Principal Variable Universal Life Income II	255,223	289,970

VanEck Global Hard Assets Initial Class Division:
Principal Benefit Variable Universal Life	$443,905	$289,494
Principal Benefit Variable Universal Life II	134,417	102,539
Principal Executive Variable Universal Life	1,965,958	1,599,079
Principal Executive Variable Universal Life II	3,807,980	2,710,596

Vanguard VIF Balanced Division:
Principal Benefit Variable Universal Life	$4,047,418	$1,528,972
Principal Executive Variable Universal Life	13,766,313	14,211,654

Vanguard VIF Equity Index Division:
Principal Benefit Variable Universal Life	$5,550,580	$2,026,403
Principal Executive Variable Universal Life	39,057,425	35,375,170

Vanguard VIF Mid-Cap Index Division:
Principal Benefit Variable Universal Life	$1,595,484	$918,242
Principal Benefit Variable Universal Life II	703,289	477,145
Principal Executive Variable Universal Life	17,916,470	15,219,242
Principal Executive Variable Universal Life II	18,670,608	11,271,105

Wanger International Division:
Principal Benefit Variable Universal Life	$—	$—
Principal Benefit Variable Universal Life II	85	384
Principal Executive Variable Universal Life	—	—
Principal Executive Variable Universal Life II	101,534	2,917
Principal Flexible Variable Life	—	—
PrinFlex Life®	59,168	1,648
Principal Survivorship Flexible Premium Variable Universal Life	14,468	184
Principal Variable Universal Life Accumulator	3,889	74
Principal Variable Universal Life Accumulator II	8,332	325
Principal Variable Universal Life Income	88,523	43,035
Principal Variable Universal Life Income II	12,720	237

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Wells Fargo VT Index Asset Allocation Class 2 Division:
Principal Benefit Variable Universal Life	$5,451	$3,886
Principal Executive Variable Universal Life	1,089,566	151,608
Principal Flexible Variable Life	666	774
PrinFlex Life®	74,566	33,312
Principal Survivorship Flexible Premium Variable Universal Life	3,611	4,450
Principal Variable Universal Life Accumulator	20,208	44,391
Principal Variable Universal Life Accumulator II	62,042	64,284
Principal Variable Universal Life Income	212,363	106,625

Wells Fargo VT Omega Growth Class 2 Division:
Principal Benefit Variable Universal Life	$4,633	$16,816
Principal Executive Variable Universal Life	4,726,979	4,947,241
Principal Flexible Variable Life	1,010	842
PrinFlex Life®	72,166	98,906
Principal Survivorship Flexible Premium Variable Universal Life	9,254	2,032
Principal Variable Universal Life Accumulator	17,963	11,930
Principal Variable Universal Life Accumulator II	65,176	77,045
Principal Variable Universal Life Income	56,870	196,802

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
AllianceBernstein Global Thematic Growth Class A Division:
Principal Benefit Variable Universal Life II	621	149	563	268
Principal Executive Variable Universal Life II	11,397	10,405	28,059	30,572

AllianceBernstein International Growth Class A Division:
Principal Benefit Variable Universal Life II	2,947	329	2,959	243
Principal Executive Variable Universal Life II	19,706	43,113	33,998	6,905

AllianceBernstein International Value Class A Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	655	68	462	63
Principal Executive Variable Universal Life	33,113	12,054	11,225	2,951
Principal Executive Variable Universal Life II	26,033	9,853	58,935	5,820
Principal Variable Universal Life Income II	9,271	5,766	7,880	3,590

AllianceBernstein Small Cap Growth Class A Division:
Principal Benefit Variable Universal Life II	917	539	2,026	757
Principal Executive Variable Universal Life II	18,764	26,681	26,054	18,526
Principal Variable Universal Life Income II	3,448	6,582	5,755	2,576

AllianceBernstein Small/Mid Cap Value Class A Division:
Principal Benefit Variable Universal Life II	8,457	6,919	6,825	3,369
Principal Executive Variable Universal Life II	89,773	69,582	103,286	59,849
Principal Variable Universal Life Income II	4,508	3,691	4,686	2,725

American Century VP Capital Appreciation Class II Division:
Principal Benefit Variable Universal Life	198	2,092	3240	4,819
Principal Benefit Variable Universal Life II	3,029	719	2,722	627
Principal Executive Variable Universal Life	13,435	8,883	37,461	3,935
Principal Executive Variable Universal Life II	26,272	4,408	11,175	735
Principal Variable Universal Life Income II	1,481	1,054	2,523	1,558

American Century VP Income & Growth Class I Division:
Principal Flexible Variable Life	89	122	198	296
PrinFlex Life®	7,933	18,370	9,560	17,960
Principal Survivorship Flexible Premium Variable Universal Life	38	517	97	141
Principal Variable Universal Life Accumulator	2,793	4,588	3,577	6,818

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
American Century VP Income & Growth Class II Division:
Principal Benefit Variable Universal Life	180	305	459	5838
Principal Benefit Variable Universal Life II	1,459	340	1,229	171
Principal Executive Variable Universal Life	18,490	43,854	36,829	28,258
Principal Executive Variable Universal Life II	42,104	36,984	66,660	32,010
Principal Variable Universal Life Accumulator II	4,172	5,511	3,534	5,473
Principal Variable Universal Life Income	10,560	7,654	5,501	9,303
Principal Variable Universal Life Income II	3,997	2,711	45,961	2,659

American Century VP Inflation Protection Class II Division:
Principal Flexible Variable Life	—	271	864	768
PrinFlex Life®	7,171	10,419	12,421	17,040
Principal Survivorship Flexible Premium Variable Universal Life	1,137	693	3,931	169
Principal Variable Universal Life Accumulator	356	357	301	1,758
Principal Variable Universal Life Accumulator II	746	1,021	9,354	14,054
Principal Variable Universal Life Income	49,211	32,190	4,048	5,108
Principal Variable Universal Life Income II	6,135	5,200	7,847	4,175

American Century VP International Class II Division:
Principal Benefit Variable Universal Life	2,230	21,870	23,244	2,827
Principal Benefit Variable Universal Life II	326	21	113	5,743
Principal Executive Variable Universal Life	5,372	14,658	18,705	2,405
Principal Executive Variable Universal Life II	36,803	15,772	26,532	17,957

American Century VP Mid Cap Value Class II Division:
Principal Benefit Variable Universal Life	5,228	4,017	1,933	9,536
Principal Benefit Variable Universal Life II	10,198	8,815	11,479	9,103
Principal Executive Variable Universal Life	214,555	160,307	147,770	141,356
Principal Executive Variable Universal Life II	243,008	125,019	134,181	91,432
Principal Flexible Variable Life	218	87	116	142
PrinFlex Life®	5,123	6,731	7,701	8,129
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	2,297	2,830	293	649
Principal Variable Universal Life Accumulator II	2,619	829	914	3,720
Principal Variable Universal Life Income	1,103	353	1,312	1,152
Principal Variable Universal Life Income II	9,860	3,436	7,351	2,695

American Century VP Ultra Class I Division:
Principal Flexible Variable Life	135	80	75	22
PrinFlex Life®	6,233	8,513	7,708	9,634
Principal Survivorship Flexible Premium Variable Universal Life	—	2,054	—	1,812
Principal Variable Universal Life Accumulator	2,742	3,268	2,887	5,875

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
American Century VP Ultra Class II Division:
Principal Benefit Variable Universal Life	695	3,358	965	2,251
Principal Benefit Variable Universal Life II	12,922	18,254	44,411	19,873
Principal Executive Variable Universal Life	6,063	9,406	6,808	6,165
Principal Executive Variable Universal Life II	3,097	3,766	3,230	4,698

American Century VP Value Class II Division:
Principal Benefit Variable Universal Life	14,192	12,339	9,985	10,052
Principal Benefit Variable Universal Life II	8,042	2,709	4,908	4,249
Principal Executive Variable Universal Life	177,898	203,034	208,387	207,474
Principal Executive Variable Universal Life II	67,024	73,874	145,964	68,553
Principal Flexible Variable Life	129	127	186	151
PrinFlex Life®	6,603	8,942	9,207	18,474
Principal Survivorship Flexible Premium Variable Universal Life	1,573	1,149	1,901	1,158
Principal Variable Universal Life Accumulator	2,986	4,836	3,073	5,491
Principal Variable Universal Life Accumulator II	9,610	12,504	11,289	17,589
Principal Variable Universal Life Income	8,765	14,690	10,941	11,981
Principal Variable Universal Life Income II	11,407	5,424	10,491	8,623

American Funds Insurance Series Blue Chip Income and Growth Class 2 Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	1,364	32	3	—
Principal Executive Variable Universal Life	46,737	45,031	24,536	—
Principal Executive Variable Universal Life II	89,361	1,201	258	2
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	41,789	5,105	2,917	96
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	5,151	24	—	—
Principal Variable Universal Life Accumulator II	7,883	3,692	7,106	22
Principal Variable Universal Life Income	12,085	1,195	289	15
Principal Variable Universal Life Income II	10,743	682	3,591	67

American Funds Insurance Series Global Bond Class 2 Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	84	4	—	—
Principal Executive Variable Universal Life	43,656	60	—	—
Principal Executive Variable Universal Life II	54,643	761	—	—

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
American Funds Insurance Series Growth Fund Class 2 Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	960	452	2,047	147
Principal Executive Variable Universal Life	76,069	9,598	—	—
Principal Executive Variable Universal Life II	101,451	93,233	119,979	63,189
Principal Flexible Variable Life	284	3	—	—
PrinFlex Life®	3,528	5,888	9,702	1,668
Principal Survivorship Flexible Premium Variable Universal Life	294	228	65	49
Principal Variable Universal Life Accumulator	211	227	386	8
Principal Variable Universal Life Accumulator II	1,474	427	3,983	22
Principal Variable Universal Life Income	1,356	2,784	4,456	1,700
Principal Variable Universal Life Income II	7,091	2,248	11,981	1,021

American Funds Insurance Series International Fund Class 2 Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	1,630	86	210	12
Principal Executive Variable Universal Life	406,144	356,633	8,777	8,997
Principal Executive Variable Universal Life II	71,468	89,687	174,539	49,206
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	6,865	3,037	9,894	2,014
Principal Survivorship Flexible Premium Variable Universal Life	403	16	—	—
Principal Variable Universal Life Accumulator	332	32	412	16
Principal Variable Universal Life Accumulator II	1,540	293	3,915	180
Principal Variable Universal Life Income	6,231	5,649	6,407	198
Principal Variable Universal Life Income II	5,060	2,355	7,813	1,794

American Funds Insurance Series New World Fund Class 2 Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	438	80	327	9
Principal Executive Variable Universal Life	129,906	68,647	64,613	2,991
Principal Executive Variable Universal Life II	249,727	108,587	112,953	37,185
Principal Flexible Variable Life	320	311	—	—
PrinFlex Life®	9,540	339	4,828	1180
Principal Survivorship Flexible Premium Variable Universal Life	97	4	—	—
Principal Variable Universal Life Accumulator	1,421	138	63	58
Principal Variable Universal Life Accumulator II	7,373	714	3,498	792
Principal Variable Universal Life Income	8,199	1,256	5,952	117
Principal Variable Universal Life Income II	4,204	598	5,274	1262

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Balanced Class 1 Division:
Principal Flexible Variable Life	2,008	4,470	2,635	6,173
PrinFlex Life®	34,703	63,381	40,991	68,211
Principal Survivorship Flexible Premium Variable Universal Life	962	1,368	8,425	23,004
Principal Variable Universal Life Accumulator	4,499	4,368	3,419	5,721
Principal Variable Universal Life Accumulator II	3,649	7,671	3,392	9,349
Principal Variable Universal Life Income	7,923	6,190	3,855	3,938

Bond Market Index Class 1 Division:
Principal Benefit Variable Universal Life	3,421	359	585	170
Principal Benefit Variable Universal Life II	2,868	182	1,981	1,121
Principal Executive Variable Universal Life	77,197	51,474	52,507	46,169
Principal Executive Variable Universal Life II	137,627	40,394	146,094	22,613

Calvert EAFE International Index Class F Division:
Principal Benefit Variable Universal Life II	7,648	2,499	3,866	2,657
Principal Executive Variable Universal Life II	122,150	50,700	82,589	73,186

Calvert Investment Grade Bond Index Division:
Principal Benefit Variable Universal Life II	44	11	40	8
Principal Executive Variable Universal Life II	218,832	28,571	46,195	22,533
Principal Variable Universal Life Income II	8,059	7,907	9,816	7,555

Calvert Russell 2000 Small Cap Index Class F Division:
Principal Benefit Variable Universal Life	11,811	7,777	6,396	16,045
Principal Benefit Variable Universal Life II	7,320	3,201	7,967	3,314
Principal Executive Variable Universal Life	219,410	180,505	164,872	114,960
Principal Executive Variable Universal Life II	338,058	208,943	153,834	130,705
Principal Variable Universal Life Accumulator II	2,103	580	1,066	927
Principal Variable Universal Life Income	12,898	13,706	5,381	3,632
Principal Variable Universal Life Income II	6,312	11,704	5,873	3,787

Calvert S&P 500 Index Class F Division:
Principal Flexible Variable Life	835	532	51	45
PrinFlex Life®	12,917	4,763	2,474	4,945
Principal Survivorship Flexible Premium Variable Universal Life	—	9	—	12
Principal Variable Universal Life Accumulator	265	4,078	487	113
Principal Variable Universal Life Accumulator II	1,290	1,284	972	75
Principal Variable Universal Life Income	8,326	1,191	12,998	3,942
Principal Variable Universal Life Income II	9,152	1,385	5,617	2,726

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	4,468	375	1,149	527
Principal Variable Universal Life Income	3,065	4,261	2,801	5,475
Principal Variable Universal Life Income II	7,061	12,285	11,965	4,524

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
ClearBridge Mid Cap Portfolio Series I Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	662	55	208	2
Principal Executive Variable Universal Life	—	—	—
Principal Executive Variable Universal Life II	8,222	6,707	—	6,707
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	911	59	913	3
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	126	10	209	2
Principal Variable Universal Life Accumulator II	2,475	152	993	1
Principal Variable Universal Life Income	85	31	735	8
Principal Variable Universal Life Income II	1,112	217	132	22

ClearBridge Small Cap Growth Series I Division:
Principal Benefit Variable Universal Life	9,655	702	3,342	82
Principal Benefit Variable Universal Life II	1,983	2,363	4,617	2,113
Principal Executive Variable Universal Life	76,510	82,659	347,727	200,522
Principal Executive Variable Universal Life II	279,354	205,702	277,233	123,134

Core Plus Bond Class 1 Division:
Principal Benefit Variable Universal Life	40,777	37,087	29,258	27,044
Principal Benefit Variable Universal Life II	4,415	2,097	7,750	4,288
Principal Executive Variable Universal Life	236,652	284,179	288,376	240,315
Principal Executive Variable Universal Life II	154,883	76,848	77,330	28,405
Principal Flexible Variable Life	1,810	4,823	1,903	5,542
PrinFlex Life®	90,648	80,101	61,821	114,930
Principal Survivorship Flexible Premium Variable Universal Life	4,812	4,752	5,906	8,385
Principal Variable Universal Life Accumulator	918,556	24,915	228,609	24,272
Principal Variable Universal Life Accumulator II	27,108	39,301	31,954	47,485
Principal Variable Universal Life Income	29,500	39,224	24,700	41,413
Principal Variable Universal Life Income II	12,194	9,760	20,685	9,182

Delaware High Yield Service Class Division:
Principal Benefit Variable Universal Life	75	65	9753	4416
Principal Benefit Variable Universal Life II	1,615	481	2,835	674
Principal Executive Variable Universal Life	5,378	29,407	5,108	22,104
Principal Executive Variable Universal Life II	22,165	47,483	48,493	40,769

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Delaware Small Cap Value Service Class Division:
Principal Benefit Variable Universal Life	4,717	11,046	8,522	4,467
Principal Benefit Variable Universal Life II	9,118	4,150	5,880	6,698
Principal Executive Variable Universal Life	91,335	83,773	91,839	96,496
Principal Executive Variable Universal Life II	154,290	110,645	137,671	78,356
Principal Flexible Variable Life	15	1,551	923	87
PrinFlex Life®	5,691	2,825	4,315	9,257
Principal Survivorship Flexible Premium Variable Universal Life	23	1	—	—
Principal Variable Universal Life Accumulator	2,123	4,675	1,539	1,156
Principal Variable Universal Life Accumulator II	2,202	4,448	1,123	1,179
Principal Variable Universal Life Income	15,157	3,798	4,624	3,212
Principal Variable Universal Life Income II	6,091	4,753	6,122	2,974

Delaware Smid Cap Growth Service Class Division:
Principal Flexible Variable Life	1,231	719	1,178	984
PrinFlex Life®	6,798	14,496	19,139	8,491
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	4,641	2,983	8,083	1,033
Principal Variable Universal Life Accumulator II	8,586	12,583	12,234	9,904
Principal Variable Universal Life Income	9,590	8,739	5,665	3,472
Principal Variable Universal Life Income II	18,050	9,525	8,001	3,580

Deutsche Alternative Asset Allocation Class B Division:
Principal Benefit Variable Universal Life	62	6	—	—
Principal Benefit Variable Universal Life II	871	79	746	31
Principal Executive Variable Universal Life	205	28	784	10
Principal Executive Variable Universal Life II	26,460	10,381	40,396	11,233

Deutsche Small Mid Cap Value Class B Division:
Principal Benefit Variable Universal Life	788	1,076	453	80
Principal Benefit Variable Universal Life II	1,170	976	1,214	1,114
Principal Executive Variable Universal Life	6,461	18,768	5,968	62,959
Principal Executive Variable Universal Life II	13,699	22,822	25,901	16,705
Principal Flexible Variable Life	7	6	6	6
PrinFlex Life®	6,899	3,127	874	2,223
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	116	243	1,185	3,628
Principal Variable Universal Life Income	216	47	368	210
Principal Variable Universal Life Income II	2,475	1,423	5,971	1,923

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Diversified International Class 1 Division:
Principal Benefit Variable Universal Life	47,685	58,169	53,704	36,515
Principal Benefit Variable Universal Life II	7,336	4,350	8,022	5,451
Principal Executive Variable Universal Life	240,727	381,385	268,432	251,133
Principal Executive Variable Universal Life II	169,811	145,412	168,342	120,938
Principal Flexible Variable Life	1,164	1,309	610	472
PrinFlex Life®	134,972	236,043	162,793	244,597
Principal Survivorship Flexible Premium Variable Universal Life	20,741	31,931	14,929	25,475
Principal Variable Universal Life Accumulator	23,742	191,887	22,384	91,167
Principal Variable Universal Life Accumulator II	64,410	103,534	67,483	96,283
Principal Variable Universal Life Income	83,072	114,356	101,674	123,226
Principal Variable Universal Life Income II	21,265	15,520	21,805	12,705

Dreyfus IP Core Value Service Shares Division:
Principal Benefit Variable Universal Life	0	0	0	0
Principal Benefit Variable Universal Life II	1,480	406	1,178	170
Principal Executive Variable Universal Life	2,536	15,849	7,733	763
Principal Executive Variable Universal Life II	2,263	572	3,994	190

Dreyfus IP MidCap Stock Service Shares Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	222	54	643	163
Principal Executive Variable Universal Life	3,074	12,226	1,433	457
Principal Executive Variable Universal Life II	18,417	10,340	14,669	569
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	—	7	2,216	8
Principal Survivorship Flexible Premium Variable Universal Life	98	—	—	—
Principal Variable Universal Life Accumulator	395	351	116	142
Principal Variable Universal Life Accumulator II	2,082	870	112	123
Principal Variable Universal Life Income	1,130	1,039	568	522
Principal Variable Universal Life Income II	552	105	426	67

Dreyfus IP Technology Growth Service Shares Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	4,047	1,194	5,257	2,274
Principal Executive Variable Universal Life	11,131	902	2,015	268
Principal Executive Variable Universal Life II	36,175	30,304	32,353	14,116

Dreyfus Socially Responsible Growth Service Shares Division:
Principal Benefit Variable Universal Life	185	915	233	1,651
Principal Benefit Variable Universal Life II	92	29	89	188
Principal Executive Variable Universal Life	1,790	3,313	5,425	8,622
Principal Executive Variable Universal Life II	5,721	1,886	7,354	476

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Dreyfus VIF Appreciation Service Shares Division:
Principal Benefit Variable Universal Life	5,984	4,441	10,206	3,008
Principal Benefit Variable Universal Life II	1,858	365	1,654	2,519
Principal Executive Variable Universal Life	2,169	13,793	24,185	24,941
Principal Executive Variable Universal Life II	13,039	19,038	14,306	17,447

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Principal Benefit Variable Universal Life	6,879	3,375	5,006	1,604
Principal Executive Variable Universal Life	3,328	28,693	9,241	4,960
Principal Variable Universal Life Accumulator II	11,037	16,597	9,582	16,357
Principal Variable Universal Life Income	12,991	26,750	13,473	20,628

Dreyfus VIF Quality Bond Service Shares Division:
Principal Benefit Variable Universal Life	101	171	2,271	5,574
Principal Executive Variable Universal Life	42,377	83,140	38,777	38,499

Equity Income Class 1 Division:
Principal Benefit Variable Universal Life	19,737	21,987	9,187	12,349
Principal Benefit Variable Universal Life II	12,143	5,645	17,530	19,156
Principal Executive Variable Universal Life	96,636	161,233	342,137	174,551
Principal Executive Variable Universal Life II	287,244	239,457	385,727	218,443
Principal Flexible Variable Life	579	640	491	3,732
PrinFlex Life®	47,496	84,617	48,130	106,044
Principal Survivorship Flexible Premium Variable Universal Life	2,670	19,564	3,764	7,973
Principal Variable Universal Life Accumulator	10,872	18,563	10,476	24,684
Principal Variable Universal Life Accumulator II	39,814	70,341	42,705	67,888
Principal Variable Universal Life Income	59,226	72,743	57,411	91,416
Principal Variable Universal Life Income II	14,642	5,825	14,035	6,317

Fidelity VIP Asset Manager Service Class 2 Division:
Principal Benefit Variable Universal Life	3,764	7,531	6,282	8,432
Principal Executive Variable Universal Life	20,195	23,309	34,030	12,527

Fidelity VIP Contrafund Initial Class Division:
Principal Flexible Variable Life	412	608	749	1,052
PrinFlex Life®	64,613	140,929	77,900	156,345
Principal Survivorship Flexible Premium Variable Universal Life	3,449	14,798	10,765	12,972
Principal Variable Universal Life Accumulator	8,081	12,575	7,090	15,103

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Fidelity VIP Contrafund Service Class 2 Division:
Principal Benefit Variable Universal Life	55,720	96,823	45,684	43,961
Principal Benefit Variable Universal Life II	14,350	14,319	11,914	7,144
Principal Executive Variable Universal Life	342,468	533,337	319,138	537,911
Principal Executive Variable Universal Life II	140,104	141,239	188,566	246,162
Principal Variable Universal Life Accumulator II	32,232	41,395	24,523	43,186
Principal Variable Universal Life Income	34,984	45,617	49,172	55,088
Principal Variable Universal Life Income II	24,911	22,109	26,851	21,494

Fidelity VIP Equity-Income Initial Class Division:
Principal Flexible Variable Life	134	125	91	85
PrinFlex Life®	35,558	69,456	39,329	77,944
Principal Survivorship Flexible Premium Variable Universal Life	6,144	11,553	5,966	5,779
Principal Variable Universal Life Accumulator	6,662	11,142	5,418	12,623

Fidelity VIP Equity-Income Service Class 2 Division:
Principal Benefit Variable Universal Life	11,110	25,819	8,035	34,373
Principal Benefit Variable Universal Life II	2,758	2,155	2,304	820
Principal Executive Variable Universal Life	40,839	121,976	53,863	99,412
Principal Executive Variable Universal Life II	25,990	21,084	30,363	55,257
Principal Variable Universal Life Accumulator II	18,508	44,762	32,426	51,319
Principal Variable Universal Life Income	19,614	34,997	26,906	41,158
Principal Variable Universal Life Income II	10,106	8,116	11,055	9,251

Fidelity VIP Government Money Market Service Class Division:
Principal Benefit Variable Universal Life	1,679,062	473,810	—	—
Principal Benefit Variable Universal Life II	355,697	115,055	—	—
Principal Executive Variable Universal Life	14,833,537	3,487,137	—	—
Principal Executive Variable Universal Life II	16,491,178	6,279,313	—	—
Principal Flexible Variable Life	51,584	16,520	—	—
PrinFlex Life®	1,374,403	322,368	—	—
Principal Survivorship Flexible Premium Variable Universal Life	256,949	125,043	—	—
Principal Variable Universal Life Accumulator	336,677	88,002	—	—
Principal Variable Universal Life Accumulator II	638,912	137,493	—	—
Principal Variable Universal Life Income	608,838	230,514	—	—
Principal Variable Universal Life Income II	609,664	152,709	—	—

Fidelity VIP Growth Service Class 2 Division:
Principal Benefit Variable Universal Life	7,016	36,325	12,841	16,283
Principal Executive Variable Universal Life	67,623	45,329	42,383	36,591
Principal Flexible Variable Life	122	50	136	43
PrinFlex Life®	7,241	18,569	6,422	12,348
Principal Survivorship Flexible Premium Variable Universal Life	950	1,115	323	859
Principal Variable Universal Life Accumulator	2,982	6,901	3,191	4,046
Principal Variable Universal Life Accumulator II	7,498	16,273	11,057	17,225
Principal Variable Universal Life Income	12,158	22,438	8,779	25,871

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Fidelity VIP High Income Initial Class Division:
Principal Flexible Variable Life	113	90	76	80
PrinFlex Life®	24,418	41,562	48,613	65,076
Principal Survivorship Flexible Premium Variable Universal Life	1,645	3,393	3,311	16,124
Principal Variable Universal Life Accumulator	1,944	2,413	2,841	4,187

Fidelity VIP High Income Service Class 2 Division:
Principal Benefit Variable Universal Life	23,729	29,357	32,872	62,843
Principal Benefit Variable Universal Life II	2,359	1,327	2,190	1,573
Principal Executive Variable Universal Life	98,900	185,245	136,701	274,200
Principal Executive Variable Universal Life II	42,969	30,343	53,441	77,786
Principal Variable Universal Life Accumulator II	6,647	15,911	18,004	13,233
Principal Variable Universal Life Income	8,003	9,603	11,267	8,864
Principal Variable Universal Life Income II	12,602	6,867	16,659	7,571

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Benefit Variable Universal Life	21,625	42,589	19,750	22,053
Principal Benefit Variable Universal Life II	8,487	6,299	8,536	7,129
Principal Executive Variable Universal Life	171,203	226,262	105,981	136,108
Principal Executive Variable Universal Life II	173,808	169,032	177,680	142,601
Principal Variable Universal Life Accumulator II	8,996	12,568	7,627	14,766
Principal Variable Universal Life Income	23,287	25,341	13,615	16,289
Principal Variable Universal Life Income II	8,576	7,434	10,222	8,831

Franklin Income VIP Class 2 Division:
Principal Benefit Variable Universal Life	29,570	61,093	19,883	9,235
Principal Benefit Variable Universal Life II	4,818	5,239	5,289	5,245
Principal Executive Variable Universal Life	114,073	151,862	80,016	156,983
Principal Executive Variable Universal Life II	58,927	42,838	86,741	68,415

Franklin Mutual Global Discovery VIP Class 2 Division:
Principal Benefit Variable Universal Life	9,724	12,468	13,429	18,742
Principal Benefit Variable Universal Life II	7,500	12,012	5,116	3,413
Principal Executive Variable Universal Life	38,775	147,003	105,440	111,587
Principal Executive Variable Universal Life II	87,580	89,107	97,693	74,845
Principal Variable Universal Life Income II	9,940	5,593	10,468	5,404

Franklin Mutual Shares VIP Class 2 Division:
Principal Benefit Variable Universal Life	11,371	24,598	10,252	16,059
Principal Benefit Variable Universal Life II	2,405	279	245	105
Principal Executive Variable Universal Life	35,183	149,386	70,464	91,585
Principal Executive Variable Universal Life II	28,180	87,074	37,773	80,573

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Franklin Rising Dividends VIP Class 2 Division:
Principal Benefit Variable Universal Life	9,159	13,346	7,738	5,468
Principal Benefit Variable Universal Life II	6,809	8,322	5,482	3,523
Principal Executive Variable Universal Life	81,740	101,919	48,952	128,811
Principal Executive Variable Universal Life II	151,452	75,955	119,213	123,991
Principal Variable Universal Life Income II	9,876	10,120	12,931	7,412

Franklin Small Cap Value VIP Class 2 Division:
Principal Benefit Variable Universal Life	4,397	13,070	7,960	19,165
Principal Benefit Variable Universal Life II	6,952	5,669	6,886	2,078
Principal Executive Variable Universal Life	104,362	125,099	91,641	133,656
Principal Executive Variable Universal Life II	138,387	92,744	91,608	64,794
Principal Flexible Variable Life	—	618	616	5
PrinFlex Life®	2,898	1,044	864	2,031
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	422	1,945	254	62
Principal Variable Universal Life Accumulator II	8,053	272	571	577
Principal Variable Universal Life Income	2,131	321	424	58
Principal Variable Universal Life Income II	1,795	573	1,032	91

Franklin Strategic Income VIP Class 2 Division:
Principal Benefit Variable Universal Life	675	10,901	6,683	14,863
Principal Benefit Variable Universal Life II	11,499	13,986	11,084	3,145
Principal Executive Variable Universal Life	52,293	209,993	281,041	278,857
Principal Executive Variable Universal Life II	199,963	243,173	247,010	157,859

Franklin U.S. Government Securities VIP Class 2 Division:
Principal Benefit Variable Universal Life	2,269	196	601	1,707
Principal Benefit Variable Universal Life II	1,136	993	907	199
Principal Executive Variable Universal Life	1,153	21,466	4,421	218
Principal Executive Variable Universal Life II	52,022	17,052	35,502	27,665

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
Principal Benefit Variable Universal Life	3,210	5,189	1,344	2,563
Principal Executive Variable Universal Life	15,691	52,140	34,701	47,698

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Government & High Quality Bond Class 1 Division:
Principal Benefit Variable Universal Life	128,145	54,139	43,147	20,745
Principal Benefit Variable Universal Life II	11,821	5,557	8,415	9,125
Principal Executive Variable Universal Life	483,953	467,229	381,097	278,973
Principal Executive Variable Universal Life II	473,220	418,630	239,277	114,137
Principal Flexible Variable Life	8,419	1,963	502	753
PrinFlex Life®	145,914	131,478	98,875	135,418
Principal Survivorship Flexible Premium Variable Universal Life	10,561	20,797	5,167	13,502
Principal Variable Universal Life Accumulator	62,079	57,179	59,442	69,065
Principal Variable Universal Life Accumulator II	37,477	55,850	68,989	41,739
Principal Variable Universal Life Income	46,884	48,243	45,440	63,703
Principal Variable Universal Life Income II	27,838	19,972	22,081	16,923

International Emerging Markets Class 1 Division:
Principal Benefit Variable Universal Life	3,929	2,998	3,157	5,829
Principal Benefit Variable Universal Life II	7,305	5,257	6,506	4,681
Principal Executive Variable Universal Life	46,411	86,689	95,337	74,229
Principal Executive Variable Universal Life II	99,358	81,518	103,325	92,031
Principal Flexible Variable Life	2,540	366	342	2,949
PrinFlex Life®	20,010	41,749	31,952	42,302
Principal Survivorship Flexible Premium Variable Universal Life	4,788	8,254	3,213	1,729
Principal Variable Universal Life Accumulator	12,059	20,245	11,797	13,695
Principal Variable Universal Life Accumulator II	22,240	32,128	24,221	25,268
Principal Variable Universal Life Income	33,306	38,312	39,790	33,787
Principal Variable Universal Life Income II	19,596	15,837	25,438	18,571

Invesco American Franchise Series I Division:
Principal Benefit Variable Universal Life	430	2,110	2,465	1,292
Principal Executive Variable Universal Life	7,700	30,826	12,923	24,065
Principal Flexible Variable Life	76	84	1,283	52
PrinFlex Life®	4,287	11,321	12,411	6,204
Principal Survivorship Flexible Premium Variable Universal Life	281	384	254	1,991
Principal Variable Universal Life Accumulator	2,306	2,464	2,556	2,464

Invesco American Franchise Series II Division:
Principal Benefit Variable Universal Life II	1,441	5,959	2,524	621
Principal Executive Variable Universal Life II	22,075	7,870	20,272	9,021
Principal Variable Universal Life Accumulator II	4,319	5,844	3,253	4,144
Principal Variable Universal Life Income	2,050	2,038	3,856	2,364
Principal Variable Universal Life Income II	3,336	2,961	1,752	1,485

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Invesco American Value Series I Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	—	—	—	—
Principal Executive Variable Universal Life	—	—	—	—
Principal Executive Variable Universal Life II	1,751	373	—	—
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	2,589	46	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	2,814	1,935	—	—
Principal Variable Universal Life Income	837	8	—	—
Principal Variable Universal Life Income II	108	11	56	4

Invesco Core Equity Series I Division:
Principal Benefit Variable Universal Life	2,121	52,532	3,472	1,248
Principal Executive Variable Universal Life	24,597	45,529	15,605	72,234
Principal Flexible Variable Life	283	287	106	225
PrinFlex Life®	9,588	27,919	16,154	23,283
Principal Survivorship Flexible Premium Variable Universal Life	927	1,713	2,243	2,887
Principal Variable Universal Life Accumulator	7,531	9,975	6,879	11,332

Invesco Core Equity Series II Division:
Principal Benefit Variable Universal Life II	668	219	846	3309
Principal Executive Variable Universal Life II	27,570	38,793	12,246	60,871
Principal Variable Universal Life Accumulator II	10,297	25,348	11,852	19,733
Principal Variable Universal Life Income	12,514	27,036	15,784	3,204
Principal Variable Universal Life Income II	1,868	2,350	2,626	1,744

Invesco Global Health Care Series I Division:
Principal Benefit Variable Universal Life	8,081	22,254	15,067	7,090
Principal Benefit Variable Universal Life II	3,886	1,340	4,542	2,167
Principal Executive Variable Universal Life	236,366	340,782	167,206	129,751
Principal Executive Variable Universal Life II	75,779	91,029	163,753	132,991
Principal Flexible Variable Life	27	64	474	230
PrinFlex Life®	20,690	33,519	31,813	21,603
Principal Survivorship Flexible Premium Variable Universal Life	246	206	2,611	1,784
Principal Variable Universal Life Accumulator	4,770	6,786	4,322	9,599
Principal Variable Universal Life Accumulator II	10,655	26,578	16,921	17,848
Principal Variable Universal Life Income	13,566	24,228	28,154	13,605
Principal Variable Universal Life Income II	8,289	10,520	10,787	7,470

Invesco Global Real Estate Series I Division:
Principal Benefit Variable Universal Life	244	105	262	64
Principal Benefit Variable Universal Life II	3,122	327	2,261	221
Principal Executive Variable Universal Life	11,361	5,880	11,734	9,473
Principal Executive Variable Universal Life II	38,544	35,907	45,000	14,453

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Invesco International Growth Series I Division:
Principal Benefit Variable Universal Life	5,343	8,721	3,258	4,663
Principal Benefit Variable Universal Life II	4,371	4,881	5,311	2,848
Principal Executive Variable Universal Life	143,351	150,600	171,536	144,037
Principal Executive Variable Universal Life II	143,249	96,494	123,050	65,914

Invesco Mid Cap Core Equity Series II Division:
Principal Benefit Variable Universal Life	439	204	591	788
Principal Benefit Variable Universal Life II	469	100	299	72
Principal Executive Variable Universal Life	3,699	2,338	2,340	717
Principal Executive Variable Universal Life II	3,047	3,279	4,830	1,824
Principal Flexible Variable Life	8	4	8	3
PrinFlex Life®	853	493	1,545	444
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	8	—	8
Principal Variable Universal Life Income	324	90	1,053	672
Principal Variable Universal Life Income II	874	483	493	214

Invesco Mid Cap Growth Series I Division:
Principal Benefit Variable Universal Life	1,735	5,018	2,155	443
Principal Benefit Variable Universal Life II	1,570	312	1,236	305
Principal Executive Variable Universal Life	21,930	31,432	42,272	12,503
Principal Executive Variable Universal Life II	11,125	8,023	13,669	1,885
Principal Flexible Variable Life	46	58	43	51
PrinFlex Life®	3,622	6,957	6,105	4,795
Principal Survivorship Flexible Premium Variable Universal Life	740	360	75	289
Principal Variable Universal Life Accumulator	1,018	2,960	834	1,519

Invesco Small Cap Equity Series I Division:
Principal Benefit Variable Universal Life	10,706	24,635	11,826	9,356
Principal Benefit Variable Universal Life II	3,160	691	3,262	1,344
Principal Executive Variable Universal Life	105,694	164,037	93,038	287,993
Principal Executive Variable Universal Life II	42,831	67,059	52,430	88,520
Principal Flexible Variable Life	34	46	32	25
PrinFlex Life®	5,415	16,851	6,458	15,809
Principal Survivorship Flexible Premium Variable Universal Life	1,039	170	2,121	2,741
Principal Variable Universal Life Accumulator	1,965	1,631	1,662	1,486

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Invesco Technology Series I Division:
Principal Benefit Variable Universal Life	7,426	13,471	6,447	3,864
Principal Executive Variable Universal Life	178,595	121,638	126,527	68,609
Principal Flexible Variable Life	463	2,178	2,051	516
PrinFlex Life®	8,714	17,805	16,255	20,875
Principal Survivorship Flexible Premium Variable Universal Life	379	132	608	7,257
Principal Variable Universal Life Accumulator	4,479	3,524	3,513	4,035

Janus Aspen Balanced Service Shares Division:
Principal Benefit Variable Universal Life	6,834	1,977	3,186	5,667
Principal Benefit Variable Universal Life II	13,504	21,868	11,426	5,361
Principal Executive Variable Universal Life	348,543	565,358	160,463	86,152
Principal Executive Variable Universal Life II	181,086	76,171	157,597	90,089

Janus Aspen Enterprise Service Shares Division:
Principal Benefit Variable Universal Life	9,944	11,831	12,221	3,821
Principal Benefit Variable Universal Life II	11,715	5,231	7,019	5,057
Principal Executive Variable Universal Life	172,423	190,783	141,374	163,370
Principal Executive Variable Universal Life II	298,491	210,669	284,140	145,038
Principal Flexible Variable Life	44	164	137	542
PrinFlex Life®	11,635	18,422	14,233	17,748
Principal Survivorship Flexible Premium Variable Universal Life	380	860	410	613
Principal Variable Universal Life Accumulator	4,204	4,814	3,678	7,372

Janus Aspen Flexible Bond Service Shares Division:
Principal Benefit Variable Universal Life	46,066	37,255	35,345	27,129
Principal Benefit Variable Universal Life II	13,253	7,397	4,446	6,981
Principal Executive Variable Universal Life	425,445	423,607	290,045	245,864
Principal Executive Variable Universal Life II	555,124	359,086	243,221	192,276

Janus Aspen Forty Service Shares Division:
Principal Benefit Variable Universal Life II	3,344	17,654	4,527	2,524
Principal Executive Variable Universal Life II	114,595	147,265	134,040	74,968
Principal Variable Universal Life Income II	22,953	19,148	20,161	12,550

Janus Aspen Global Research Service Shares Division:
Principal Benefit Variable Universal Life	3,930	8,644	4,533	2,025
Principal Benefit Variable Universal Life II	1,233	573	1,303	2,301
Principal Executive Variable Universal Life	8,238	14,567	11,350	12,093
Principal Executive Variable Universal Life II	179,522	141,442	42,611	27,940

Janus Aspen Overseas Service Shares Division:
Principal Benefit Variable Universal Life	2,720	1,333	2,147	4,528
Principal Executive Variable Universal Life	184,541	156,895	24,083	52,571

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
JP Morgan Core Bond Class I Division:
Principal Benefit Variable Universal Life	14,613	7,621	7,831	11,867
Principal Executive Variable Universal Life	139,436	184,873	94,151	121,840

JP Morgan Small Cap Core Class I Division:
Principal Benefit Variable Universal Life	18,828	9,472	13,289	6,451
Principal Executive Variable Universal Life	50,504	61,808	67,329	79,127

LargeCap Growth Class 1 Division:
Principal Benefit Variable Universal Life	7,384	10,470	4,128	5,751
Principal Benefit Variable Universal Life II	2,225	1,759	2,569	20,331
Principal Executive Variable Universal Life	48,933	48,831	53,485	38,843
Principal Executive Variable Universal Life II	38,413	57,925	35,259	25,502
Principal Flexible Variable Life	317	309	224	171
PrinFlex Life®	59,454	103,326	61,935	121,246
Principal Survivorship Flexible Premium Variable Universal Life	5,554	4,995	5,186	7,760
Principal Variable Universal Life Accumulator	2,030	269,614	2,068	70,655
Principal Variable Universal Life Accumulator II	3,690	4,399	10,033	5,865
Principal Variable Universal Life Income	5,485	13,102	12,663	14,232
Principal Variable Universal Life Income II	3,028	1,778	5,751	2,436

LargeCap Growth I Class 1 Division:
Principal Benefit Variable Universal Life	42,757	22,792	16,253	7,485
Principal Benefit Variable Universal Life II	15,389	11,467	18,740	17,228
Principal Executive Variable Universal Life	241,109	253,334	190,677	87,230
Principal Executive Variable Universal Life II	495,871	392,310	406,848	210,346
Principal Flexible Variable Life	542	587	277	336
PrinFlex Life®	104,619	185,462	106,532	246,257
Principal Survivorship Flexible Premium Variable Universal Life	8,125	16,011	8,351	18,108
Principal Variable Universal Life Accumulator	8,247	10,157	6,223	8,203
Principal Variable Universal Life Accumulator II	18,181	24,611	15,148	23,142
Principal Variable Universal Life Income	19,693	30,781	13,750	24,179
Principal Variable Universal Life Income II	11,278	7,683	12,456	6,512

LargeCap S&P 500 Index Class 1 Division:
Principal Benefit Variable Universal Life II	56,025	30,183	42,594	36,918
Principal Executive Variable Universal Life II	2,355,790	1,698,384	1,504,629	737,774
Principal Flexible Variable Life	321	327	504	977
PrinFlex Life®	104,666	111,211	109,252	140,965
Principal Survivorship Flexible Premium Variable Universal Life	20,101	7,502	7,744	14,114
Principal Variable Universal Life Accumulator	10,471	15,764	7,951	20,548
Principal Variable Universal Life Accumulator II	30,898	20,509	39,450	51,407
Principal Variable Universal Life Income	41,123	35,629	43,794	39,984
Principal Variable Universal Life Income II	31,641	26,388	38,096	41,268

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
LargeCap Value Class 1 Division:
Principal Benefit Variable Universal Life	4,941	2,979	1,457	1,030
Principal Benefit Variable Universal Life II	3,429	646	3,550	968
Principal Executive Variable Universal Life	112,941	193,647	34,272	51,961
Principal Executive Variable Universal Life II	26,060	16,871	20,572	58,016
Principal Flexible Variable Life	3,153	9,122	3,404	8,673
PrinFlex Life®	58,057	111,053	65,516	119,792
Principal Survivorship Flexible Premium Variable Universal Life	10,800	16,912	10,564	9,413
Principal Variable Universal Life Accumulator	10,493	285,940	7,314	37,744
Principal Variable Universal Life Accumulator II	11,404	13,162	9,725	16,196
Principal Variable Universal Life Income	12,619	24,456	12,777	23,111
Principal Variable Universal Life Income II	8,875	6,607	12,171	9,124

Lord Abbett Series Fund Developing Growth Class VC Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	106	2	—	—
Principal Executive Variable Universal Life	—	—	—	—
Principal Executive Variable Universal Life II	110	2	—	—
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	85	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	—	—	—	—
Principal Variable Universal Life Income II	—	—	—	—

Lord Abbett Series Fund International Opportunities Class VC Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	1	—	—	—
Principal Executive Variable Universal Life	—	—	—	—
Principal Executive Variable Universal Life II	—	—	—	—
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	1,689	30	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	—	—	—	—
Principal Variable Universal Life Income II	—	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
MFS Blended Research Small Cap Equity Service Class Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	187	—	—	—
Principal Executive Variable Universal Life	—	—	—	—
Principal Executive Variable Universal Life II	—	—	—	—
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	750	12	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	336	2	—	—
Principal Variable Universal Life Income II	—	—	—	—

MFS Global Equity Service Class Division:
Principal Benefit Variable Universal Life	713	487	967	378
Principal Benefit Variable Universal Life II	4,469	2,812	3,067	2,289
Principal Executive Variable Universal Life	22,676	22,344	33,932	45,403
Principal Executive Variable Universal Life II	67,154	70,866	122,258	75,353

MFS Growth Service Class Division:
Principal Benefit Variable Universal Life	10,221	9,025	10,512	16,250
Principal Benefit Variable Universal Life II	5,009	6,698	6,778	4,420
Principal Executive Variable Universal Life	169,085	161,603	150,219	135,582
Principal Executive Variable Universal Life II	179,696	155,010	194,121	97,667

MFS Inflation-Adjusted Bond Service Class Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	31	2	166	1
Principal Executive Variable Universal Life	—	—	—	—
Principal Executive Variable Universal Life II	2,685	655	—	—

MFS International Value Service Class Division:
Principal Benefit Variable Universal Life	8,795	359	473	183
Principal Benefit Variable Universal Life II	2,607	280	3,046	294
	72,977	54,255	122,114	131,263
Principal Executive Variable Universal Life II	211,793	107,205	214,588	50,295

MFS MidCap Growth Service Class Division:
Principal Benefit Variable Universal Life	232	822	1,092	1,433
Principal Executive Variable Universal Life	7,112	8,599	5,522	1,030

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
MFS Mid Cap Value Portfolio Service Class Division:

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	772	132	326	7
Principal Executive Variable Universal Life	25,066	2,260	—	—
Principal Executive Variable Universal Life II	27,206	416	146	2
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	249	168	837	12
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	757	367	—	—
Principal Variable Universal Life Accumulator II	5,238	209	—	—
Principal Variable Universal Life Income	9,401	189	875	10
Principal Variable Universal Life Income II	570	307	9,597	53

MFS New Discovery Service Class Division:
Principal Benefit Variable Universal Life	3,111	18,960	5,505	13,311
Principal Benefit Variable Universal Life II	4,394	7,626	5,720	6,779
Principal Executive Variable Universal Life	94,064	109,771	66,695	131,275
Principal Executive Variable Universal Life II	53,270	66,371	80,397	105,546
Principal Flexible Variable Life	—	21	—	18
PrinFlex Life®	645	559	1,434	2,355
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	138	2,348	368	64
Principal Variable Universal Life Accumulator II	3,807	3,319	1,842	2,204
Principal Variable Universal Life Income	1,885	7,596	2,978	9,538
Principal Variable Universal Life Income II	8,066	6,154	8,529	3,309

MFS New Discovery Value Service Class Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	21	—	—	—
Principal Executive Variable Universal Life	—	—	—	—
Principal Executive Variable Universal Life II	62	1	—	—
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	—	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	676	9	—	—
Principal Variable Universal Life Accumulator II	1,450	15	—	—
Principal Variable Universal Life Income	247	2	—	—
Principal Variable Universal Life Income II	—	—	—	—

MFS Research International Portfolio Service Class Division:
Principal Benefit Variable Universal Life	6,366	730	30,256	761
Principal Benefit Variable Universal Life II	4,375	11,959	33,074	12,095
Principal Executive Variable Universal Life	3,359	12,030	57,676	14,894
Principal Executive Variable Universal Life II	52,480	177,074	381,186	114,377

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
MFS Total Return Service Class Division:
Principal Benefit Variable Universal Life II	391	65	304	45
Principal Executive Variable Universal Life II	30,866	4,549	10,032	14,419

MFS Utilities Service Class Division:
Principal Benefit Variable Universal Life II	11,421	5,030	8,274	6,844
Principal Executive Variable Universal Life II	65,421	47,138	57,588	58,373
Principal Variable Universal Life Income II	17,346	23,981	28,050	8,595

MFS Value Service Class Division:
Principal Benefit Variable Universal Life	25,779	21,059	23,481	10,411
Principal Benefit Variable Universal Life II	9,907	14,541	10,791	8,028
Principal Executive Variable Universal Life	228,471	177,041	153,622	254,872
Principal Executive Variable Universal Life II	171,447	99,821	151,757	103,035

MidCap Class 1 Division:
Principal Benefit Variable Universal Life	19,931	21,429	16,484	18,322
Principal Benefit Variable Universal Life II	3,440	6,861	5,585	2,884
Principal Executive Variable Universal Life	119,316	233,912	107,976	147,900
Principal Executive Variable Universal Life II	28,190	51,792	62,670	77,995
Principal Flexible Variable Life	2,312	7,830	2,325	11,108
PrinFlex Life®	60,419	139,893	66,166	144,185
Principal Survivorship Flexible Premium Variable Universal Life	6,080	11,390	5,139	10,658
Principal Variable Universal Life Accumulator	15,819	24,902	13,708	25,255
Principal Variable Universal Life Accumulator II	23,350	44,139	22,244	43,690
Principal Variable Universal Life Income	26,999	42,771	27,108	43,963
Principal Variable Universal Life Income II	15,622	11,456	17,098	9,898

Multi-Asset Income Class 1 Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	193	5	—	—
Principal Executive Variable Universal Life	—	—	—	—
Principal Executive Variable Universal Life II	—	—	—	—
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	—	—	—	—
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	—	—	—	—
Principal Variable Universal Life Income II	—	—	—	—

Neuberger Berman AMT Guardian Class I Division:
Principal Benefit Variable Universal Life	154	40	115	663
Principal Benefit Variable Universal Life II	240	120	282	160
Principal Executive Variable Universal Life	15,370	34,676	33,314	11,680
Principal Executive Variable Universal Life II	8,623	9,487	29,034	25,199

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Neuberger Berman AMT Large Cap Value Class I Division:
Principal Benefit Variable Universal Life	9,866	9,429	7,894	3,607
Principal Benefit Variable Universal Life II	536	292	464	162
Principal Executive Variable Universal Life	114,617	160,739	57,618	76,346
Principal Executive Variable Universal Life II	3,863	635	7,796	15,546
Principal Variable Universal Life Income II	2,039	1,647	2,124	1,356

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division:
Principal Benefit Variable Universal Life	554	5,061	16403	727
Principal Benefit Variable Universal Life II	1,859	822	3,810	45
Principal Executive Variable Universal Life	10,034	32,807	75,022	311
Principal Executive Variable Universal Life II	8,452	1,472	10,287	27

Oppenheimer Main Street Small Cap Service Shares Division:
Principal Benefit Variable Universal Life	71	28	30	4,050
Principal Benefit Variable Universal Life II	3,522	8,100	4,259	1,043
Principal Executive Variable Universal Life	11,207	8,676	21,911	33,421
Principal Executive Variable Universal Life II	79,153	53,585	72,515	37,992
Principal Variable Universal Life Income II	2,104	1,906	5,571	2,870

PIMCO All Asset Administrative Class Division:
Principal Benefit Variable Universal Life	4,652	6,081	3,747	15,441
Principal Benefit Variable Universal Life II	2,165	552	1,921	358
Principal Executive Variable Universal Life	753	1,486	5,138	1,768
Principal Executive Variable Universal Life II	51,955	41,002	76,092	28,616

PIMCO Commodity Real Return Strategy Administrative Class Division:
Principal Benefit Variable Universal Life	90	84	33	20
Principal Benefit Variable Universal Life II	1,121	1,462	1,543	1,218
Principal Executive Variable Universal Life	9,646	3,543	8,357	11,469
Principal Executive Variable Universal Life II	54,891	22,620	40,142	28,064

PIMCO Emerging Market Bond Administrative Class Division:
Principal Benefit Variable Universal Life	3,140	1,011	25	21
Principal Benefit Variable Universal Life II	2,383	434	2,963	609
Principal Executive Variable Universal Life	96,191	83,831	11,474	1,528
Principal Executive Variable Universal Life II	44,463	30,871	28,537	10,641

PIMCO High Yield Administrative Class Division:
Principal Benefit Variable Universal Life	6,079	211	16	110
Principal Benefit Variable Universal Life II	15,518	18,048	12,615	5,850
Principal Executive Variable Universal Life	135,914	67,370	30,865	18,430
Principal Executive Variable Universal Life II	313,340	213,634	156,836	195,965

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
PIMCO Long-Term U.S. Government Administrative Class Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	1,382	56	167	97
Principal Executive Variable Universal Life	48,237	5,149	—	—
Principal Executive Variable Universal Life II	20,575	18,174	8,460	8,342

PIMCO Low Duration Administrative Class Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	—	—	—	—
Principal Executive Variable Universal Life	—	—	—	—
Principal Executive Variable Universal Life II	—	—	—	—

PIMCO Real Return Administrative Class Division:
Principal Benefit Variable Universal Life	71,544	84,613	24,608	3,300
Principal Benefit Variable Universal Life II	12,141	5,764	8,371	8,439
Principal Executive Variable Universal Life	99,648	131,359	88,297	113,940
Principal Executive Variable Universal Life II	262,682	201,304	232,479	239,731

PIMCO Short-Term Administrative Class Division:
Principal Benefit Variable Universal Life	—	136	—	4,981
Principal Benefit Variable Universal Life II	28,639	25,559	11,851	17,156
Principal Executive Variable Universal Life	266,547	647,190	700,880	290,104
Principal Executive Variable Universal Life II	655,335	501,209	583,302	410,113

PIMCO Total Return Administrative Class Division:
Principal Benefit Variable Universal Life	296	1,172	1,593	8,876
Principal Benefit Variable Universal Life II	10,793	9,538	12,089	28,349
Principal Executive Variable Universal Life	448,877	512,234	171,485	260,341
Principal Executive Variable Universal Life II	702,693	528,642	714,257	558,689

Principal Capital Appreciation Class 1 Division:
Principal Benefit Variable Universal Life	12,186	32,913	74,246	7,732
Principal Benefit Variable Universal Life II	13,312	13,234	44,716	1,764
Principal Executive Variable Universal Life	47,924	68,801	244,310	34,458
Principal Executive Variable Universal Life II	52,244	29,288	151,570	8,220
Principal Flexible Variable Life	328	364	4973	238
PrinFlex Life®	19,132	30,738	262,025	21,638
Principal Survivorship Flexible Premium Variable Universal Life	899	2,541	22067	429
Principal Variable Universal Life Accumulator	35,353	41,989	144,304	26,737
Principal Variable Universal Life Accumulator II	39,470	72,491	512,155	57,555
Principal Variable Universal Life Income	47,492	72,598	425,595	44,587
Principal Variable Universal Life Income II	17,125	9,101	67,929	5,615

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2010 Class 1 Division:
Principal Benefit Variable Universal Life	7,783	21,687	8,214	32,728
Principal Benefit Variable Universal Life II	5,077	2,958	5,610	2,686
Principal Executive Variable Universal Life	333,596	241,530	110,274	189,569
Principal Executive Variable Universal Life II	303,906	265,352	189,361	123,060
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	2,883	3,672	8,906	7,306
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	837	1,975	217	2,143
Principal Variable Universal Life Accumulator II	4,557	4,610	1,049	9,863
Principal Variable Universal Life Income	8,033	5,081	975	4,866
Principal Variable Universal Life Income II	6,136	1,145	1,060	761

Principal LifeTime 2020 Class 1 Division:
Principal Benefit Variable Universal Life	86,095	105,902	46,005	64,573
Principal Benefit Variable Universal Life II	27,436	29,514	48,025	37,659
Principal Executive Variable Universal Life	308,820	609,191	460,446	414,632
Principal Executive Variable Universal Life II	1,178,072	768,598	771,749	485,688
Principal Flexible Variable Life	27	41	2,329	27
PrinFlex Life®	2,191	11,950	28,082	33,349
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	50	243	1,836	8,193
Principal Variable Universal Life Accumulator II	6,135	4,934	2,955	21,018
Principal Variable Universal Life Income	13,884	20,942	15,235	21,409
Principal Variable Universal Life Income II	5,463	4,606	47,363	11,993

Principal LifeTime 2030 Class 1 Division:
Principal Benefit Variable Universal Life	40,596	41,620	31,227	30,000
Principal Benefit Variable Universal Life II	46,919	19,391	36,491	26,948
Principal Executive Variable Universal Life	362,398	296,014	264,190	145,216
Principal Executive Variable Universal Life II	849,480	527,257	484,279	386,214
Principal Flexible Variable Life	50	50	50	46
PrinFlex Life®	5,016	3,877	11,039	2,533
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	328	201	325	1,729
Principal Variable Universal Life Accumulator II	10,412	23,611	8,464	7,589
Principal Variable Universal Life Income	35,635	62,224	40,773	58,114
Principal Variable Universal Life Income II	17,285	11,865	20,202	18,976

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2040 Class 1 Division:
Principal Benefit Variable Universal Life	18,743	25,172	13,573	44,331
Principal Benefit Variable Universal Life II	17,576	20,828	27,907	19,887
Principal Executive Variable Universal Life	127,557	103,500	232,623	113,218
Principal Executive Variable Universal Life II	460,126	377,747	264,969	168,378
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	2,756	1,736	6,148	399
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	723	347	43	16
Principal Variable Universal Life Accumulator II	10,009	10,497	7,932	5,767
Principal Variable Universal Life Income	45,185	42,821	47,126	84,649
Principal Variable Universal Life Income II	20,410	15,986	28,018	13,547

Principal LifeTime 2050 Class 1 Division:
Principal Benefit Variable Universal Life	4,743	6,850	7,167	22,956
Principal Benefit Variable Universal Life II	7,466	7,077	7,914	9,723
Principal Executive Variable Universal Life	31,183	58,967	83,485	26,111
Principal Executive Variable Universal Life II	291,582	163,733	116,486	74,189
Principal Flexible Variable Life	5	3	5	2
PrinFlex Life®	1,097	308	965	1,655
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	43	16	42	16
Principal Variable Universal Life Accumulator II	8,293	10,544	8,112	10,703
Principal Variable Universal Life Income	19,197	38,546	22,917	40,658
Principal Variable Universal Life Income II	16,121	6,622	12,897	12,589

Principal LifeTime 2060 Class 1 Division:
Principal Benefit Variable Universal Life	3,485	155	159	2
Principal Benefit Variable Universal Life II	9,856	1,137	11,180	990
Principal Executive Variable Universal Life	18,892	27,329	46,450	30,254
Principal Executive Variable Universal Life II	41,806	32,749	51,773	6,805
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	74	38	694	24
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	593	74	641	57
Principal Variable Universal Life Income	139	68	1,032	46
Principal Variable Universal Life Income II	3,906	1,191	15,467	906

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime Strategic Income Class 1 Division:
Principal Benefit Variable Universal Life	14,811	17,694	4,993	7,752
Principal Benefit Variable Universal Life II	3,743	3,642	6,787	8,613
Principal Executive Variable Universal Life	59,173	69,814	82,411	126,539
Principal Executive Variable Universal Life II	165,186	99,750	97,583	84,441
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	5,960	6,216	2,572	14,383
Principal Survivorship Flexible Premium Variable Universal Life	—	692	—	779
Principal Variable Universal Life Accumulator	705	573	197	415
Principal Variable Universal Life Accumulator II	306	594	520	763
Principal Variable Universal Life Income	2,495	2,132	2,866	6,541
Principal Variable Universal Life Income II	1,629	654	1,042	1,252

Putnam VT Growth & Income Class IB Division:
Principal Benefit Variable Universal Life	1,596	7,940	6,292	2,997
Principal Executive Variable Universal Life	6,927	2,319	22,195	2,194

Putnam VT Growth Opportunities Class IB Division:
Principal Benefit Variable Universal Life	19,017	43	—	—
Principal Benefit Variable Universal Life II	11,817	622	—	—
Principal Executive Variable Universal Life	136,878	1,033	—	—
Principal Executive Variable Universal Life II	27,899	65	—	—
Principal Flexible Variable Life	1,491	9	—	—
PrinFlex Life®	1,857,240	30,407	—	—
Principal Survivorship Flexible Premium Variable Universal Life	88,856	461	—	—
Principal Variable Universal Life Accumulator	126,995	1,928	—	—
Principal Variable Universal Life Accumulator II	3,208	14	—	—
Principal Variable Universal Life Income	2,770	10	—	—
Principal Variable Universal Life Income II	14,036	1,791	—	—

Putnam VT International Equity Class IB Division:
Principal Benefit Variable Universal Life	4,605	12,979	3,793	2,298
Principal Executive Variable Universal Life	8,864	22,414	9,760	15,638

Real Estate Securities Class 1 Division:
Principal Benefit Variable Universal Life	34,361	37,605	21,550	25,703
Principal Benefit Variable Universal Life II	6,447	4,861	7,079	7,475
Principal Executive Variable Universal Life	126,823	171,523	133,137	179,119
Principal Executive Variable Universal Life II	153,208	123,543	109,317	91,882
Principal Flexible Variable Life	227	198	298	413
PrinFlex Life®	21,965	26,239	19,200	35,707
Principal Survivorship Flexible Premium Variable Universal Life	690	1,741	1,259	3,875
Principal Variable Universal Life Accumulator	3,666	5,897	5,018	10,409
Principal Variable Universal Life Accumulator II	8,715	12,286	17,664	23,862
Principal Variable Universal Life Income	12,970	17,229	15,532	22,487
Principal Variable Universal Life Income II	7,964	5,379	8,825	7,639

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
SAM Balanced Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	6,854	5,760	7,134	4,565
Principal Benefit Variable Universal Life II	9,410	6,169	11,362	16,139
Principal Executive Variable Universal Life	115,542	325,030	185,564	110,340
Principal Executive Variable Universal Life II	307,563	411,024	346,972	196,133
Principal Flexible Variable Life	982	626	11,396	3,640
PrinFlex Life®	145,534	190,835	136,957	175,697
Principal Survivorship Flexible Premium Variable Universal Life	26,260	5,455	6,219	12,482
Principal Variable Universal Life Accumulator	9,733	15,977	18,271	37,036
Principal Variable Universal Life Accumulator II	30,302	37,975	55,713	51,036
Principal Variable Universal Life Income	89,706	60,673	63,173	102,883
Principal Variable Universal Life Income II	151,972	124,203	165,915	121,496

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	6,987	16,911	6,097	6,023
Principal Benefit Variable Universal Life II	4,127	3,398	2,186	1,643
Principal Executive Variable Universal Life	119,498	100,746	39,925	37,726
Principal Executive Variable Universal Life II	478,466	398,505	450,561	188,352
Principal Flexible Variable Life	—	98	624	90
PrinFlex Life®	10,929	16,148	18,665	13,393
Principal Survivorship Flexible Premium Variable Universal Life	433	288	388	258
Principal Variable Universal Life Accumulator	5,529	6,729	1,741	1,869
Principal Variable Universal Life Accumulator II	18,544	20,930	24,022	45,070
Principal Variable Universal Life Income	16,166	38,330	39,652	12,476
Principal Variable Universal Life Income II	46,496	39,416	82,072	36,101

SAM Conservative Growth Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	5,626	3,853	4,033	3,849
Principal Benefit Variable Universal Life II	13,140	5,540	12,640	13,707
Principal Executive Variable Universal Life	108,313	118,345	82,436	50,105
Principal Executive Variable Universal Life II	154,071	126,877	222,672	200,447
Principal Flexible Variable Life	8	128	8	115
PrinFlex Life®	36,657	41,026	29,230	42,372
Principal Survivorship Flexible Premium Variable Universal Life	3,619	298	297	179
Principal Variable Universal Life Accumulator	3,175	5,437	8,445	2,079
Principal Variable Universal Life Accumulator II	27,353	34,932	45,023	46,356
Principal Variable Universal Life Income	60,317	176,908	56,755	69,711
Principal Variable Universal Life Income II	157,532	167,636	165,729	134,517

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
SAM Flexible Income Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	1,074	1,935	3,245	1,473
Principal Benefit Variable Universal Life II	10,540	3,256	14,387	2,561
Principal Executive Variable Universal Life	156,855	57,402	60,429	23,253
Principal Executive Variable Universal Life II	106,953	124,994	97,583	57,301
Principal Flexible Variable Life	227	506	236	135
PrinFlex Life®	45,715	57,277	54,302	54,277
Principal Survivorship Flexible Premium Variable Universal Life	18,909	6,486	11,382	4,701
Principal Variable Universal Life Accumulator	7,395	6,466	5,199	2,819
Principal Variable Universal Life Accumulator II	37,856	17,186	18,580	10,199
Principal Variable Universal Life Income	38,708	52,630	35,479	21,376
Principal Variable Universal Life Income II	23,196	20,347	20,001	13,196

SAM Strategic Growth Portfolio Class 1 Division:
Principal Benefit Variable Universal Life	9,041	5,628	7,609	3,413
Principal Benefit Variable Universal Life II	17,094	15,089	18,743	19,680
Principal Executive Variable Universal Life	72,631	78,321	90,447	64,801
Principal Executive Variable Universal Life II	110,730	128,303	186,651	155,683
Principal Flexible Variable Life	740	692	177	82
PrinFlex Life®	17,981	59,057	30,438	28,726
Principal Survivorship Flexible Premium Variable Universal Life	124	364	137	263
Principal Variable Universal Life Accumulator	5,556	5,573	1,789	3,256
Principal Variable Universal Life Accumulator II	30,618	41,744	39,745	36,647
Principal Variable Universal Life Income	92,203	139,484	102,238	82,738
Principal Variable Universal Life Income II	163,369	134,418	180,141	139,908

Short-Term Income Class 1 Division:
Principal Benefit Variable Universal Life	10,318	9,710	9,482	23,181
Principal Benefit Variable Universal Life II	24,517	28,850	22,057	9,658
Principal Executive Variable Universal Life	556,395	474,668	346,844	210,643
Principal Executive Variable Universal Life II	1,019,387	413,111	629,433	443,591
Principal Flexible Variable Life	454	10,989	12,175	1,596
PrinFlex Life®	126,536	34,505	172,721	175,698
Principal Survivorship Flexible Premium Variable Universal Life	42,615	40,577	3,522	2,967
Principal Variable Universal Life Accumulator	28,545	22,419	5,363	12,490
Principal Variable Universal Life Accumulator II	23,143	11,353	19,376	37,588
Principal Variable Universal Life Income	56,824	44,401	13,387	24,912
Principal Variable Universal Life Income II	30,798	22,108	21,963	26,719

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
SmallCap Class 1 Division:
Principal Benefit Variable Universal Life	33,256	21,706	133,020	25,369
Principal Benefit Variable Universal Life II	3,809	1,943	12,234	5,249
Principal Executive Variable Universal Life	168,374	244,324	634,737	82,262
Principal Executive Variable Universal Life II	131,962	72,722	196,086	59,507
Principal Flexible Variable Life	548	1,467	6,030	2,953
PrinFlex Life®	93,545	156,415	927,618	147,225
Principal Survivorship Flexible Premium Variable Universal Life	6,832	17,487	73,593	12,036
Principal Variable Universal Life Accumulator	22,766	265,926	146,000	103,568
Principal Variable Universal Life Accumulator II	28,337	43,552	203,142	31,183
Principal Variable Universal Life Income	25,666	39,789	213,187	36,865
Principal Variable Universal Life Income II	17,278	10,680	52,885	6,947

T. Rowe Price Equity Income Portfolio II Division:
Principal Benefit Variable Universal Life	235	162	293	631
Principal Executive Variable Universal Life	160,701	163,430	45,944	120,525

Templeton Developing Markets VIP Class 2 Division:
Principal Benefit Variable Universal Life	2,115	1,439	1,210	1,582
Principal Benefit Variable Universal Life II	4,687	1,966	5,782	2,052
Principal Executive Variable Universal Life	205,387	241,688	41,875	47,162
Principal Executive Variable Universal Life II	50,169	51,887	77,793	73,749

Templeton Foreign VIP Class 2 Division:
Principal Benefit Variable Universal Life	1,256	2,642	740	569
Principal Benefit Variable Universal Life II	10,382	7,394	8,951	2,709
Principal Executive Variable Universal Life	97,832	168,230	127,829	109,520
Principal Executive Variable Universal Life II	156,750	160,963	171,231	107,647

Templeton Global Bond VIP Class 2 Division:
Principal Benefit Variable Universal Life	13,794	7,838	10,137	26,689
Principal Benefit Variable Universal Life II	11,456	24,591	13,992	22,219
Principal Executive Variable Universal Life	66,488	196,442	130,829	84,463
Principal Executive Variable Universal Life II	242,986	214,753	232,415	197,474
Principal Flexible Variable Life	58	207	46	1,433
PrinFlex Life®	8,149	18,805	14,306	22,783
Principal Survivorship Flexible Premium Variable Universal Life	150	39	—	97
Principal Variable Universal Life Accumulator	2,780	825	193	1,115
Principal Variable Universal Life Accumulator II	2,836	8,591	13,581	3,510
Principal Variable Universal Life Income	8,265	6,468	8,649	11,521
Principal Variable Universal Life Income II	9,592	4,623	11,464	7,768

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
TOPS Managed Risk Balanced ETF Class 2 Division:
Principal Benefit Variable Universal Life	—	—	175	2,134
Principal Benefit Variable Universal Life II	388	47	459	29
Principal Executive Variable Universal Life	18,564	8,923	192	1,893
Principal Executive Variable Universal Life II	7,199	1,945	8,507	1,535
Principal Flexible Variable Life	12	6	11	5
PrinFlex Life®	66	566	974	5,098
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	77	38	143	30
Principal Variable Universal Life Accumulator II	87	43	604	12
Principal Variable Universal Life Income	261	276	—	1
Principal Variable Universal Life Income II	951	756	4,204	3,080

TOPS Managed Risk Growth ETF Class 2 Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	7,705	8,682	14,658	1,026
Principal Executive Variable Universal Life	518	1,747	3,320	3,127
Principal Executive Variable Universal Life II	5,874	8,099	6,110	1,872
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	552	1,519	532	436
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	47	—	44	—
Principal Variable Universal Life Accumulator II	231	87	1,085	74
Principal Variable Universal Life Income	376	640	463	86
Principal Variable Universal Life Income II	3,091	11,400	9,453	11,080

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Principal Benefit Variable Universal Life	—	—	787	7,634
Principal Benefit Variable Universal Life II	4,098	1,356	2,042	678
Principal Executive Variable Universal Life	37	1,433	1,730	1,866
Principal Executive Variable Universal Life II	7,190	1,964	23,635	1,211
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	264	363	2,804	10,307
Principal Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	504	104	3,214	62
Principal Variable Universal Life Income	130	474	701	190
Principal Variable Universal Life Income II	1,883	1,305	5,557	3,514

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
VanEck Global Hard Assets Class S Division:
Principal Flexible Variable Life	11,416	5	22	26
PrinFlex Life®	10,383	13,492	13,435	8,849
Principal Survivorship Flexible Premium Variable Universal Life	20,735	6,145	437	262
Principal Variable Universal Life Accumulator	23,398	10,205	1,664	2,563
Principal Variable Universal Life Accumulator II	18,119	11,196	6,515	8,772
Principal Variable Universal Life Income	14,006	8,305	9,397	4,986
Principal Variable Universal Life Income II	42,004	44,834	9,787	8,729

VanEck Global Hard Assets Initial Class Division:
Principal Benefit Variable Universal Life	60,434	38,283	6,212	18,589
Principal Benefit Variable Universal Life II	19,581	15,221	20,339	17,270
Principal Executive Variable Universal Life	255,378	232,336	142,797	101,404
Principal Executive Variable Universal Life II	518,716	363,710	420,202	251,091

Vanguard VIF Balanced Division:
Principal Benefit Variable Universal Life	111,498	55,036	170,623	121,635
Principal Executive Variable Universal Life	416,137	529,634	374,226	410,157

Vanguard VIF Equity Index Division:
Principal Benefit Variable Universal Life	204,568	79,914	139,651	141,493
Principal Executive Variable Universal Life	1,416,859	1,424,315	1,252,477	830,376

Vanguard VIF Mid-Cap Index Division:
Principal Benefit Variable Universal Life	39,585	28,589	33,378	67,826
Principal Benefit Variable Universal Life II	18,592	15,224	22,926	8,448
Principal Executive Variable Universal Life	488,762	473,965	230,418	291,985
Principal Executive Variable Universal Life II	538,336	355,560	328,532	193,860

Wanger International Division:
Principal Benefit Variable Universal Life	—	—	—	—
Principal Benefit Variable Universal Life II	3	40	71	1
Principal Executive Variable Universal Life	—	—	—	—
Principal Executive Variable Universal Life II	11,002	320	686	126
Principal Flexible Variable Life	—	—	—	—
PrinFlex Life®	6,045	180	1,286	26
Principal Survivorship Flexible Premium Variable Universal Life	729	20	9176	0
Principal Variable Universal Life Accumulator	405	8	0	0
Principal Variable Universal Life Accumulator II	725	36	1371	9
Principal Variable Universal Life Income	9,227	4,585	205	18
Principal Variable Universal Life Income II	1,202	26	1,753	5

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

	2016		2015
Division	Purchases	Redemptions	Purchases	Redemptions
Wells Fargo VT Index Asset Allocation Class 2 Division:
Principal Benefit Variable Universal Life	209	158	10	17
Principal Executive Variable Universal Life	41,803	6,029	11,347	2,038
Principal Flexible Variable Life	14	31	243	26
PrinFlex Life®	2,530	1,340	6,434	8,734
Principal Survivorship Flexible Premium Variable Universal Life	—	179	—	150
Principal Variable Universal Life Accumulator	556	1,803	1,031	618
Principal Variable Universal Life Accumulator II	2,112	2,610	4,677	1,873
Principal Variable Universal Life Income	7,480	4,282	3,661	2,861

Wells Fargo VT Omega Growth Class 2 Division:
Principal Benefit Variable Universal Life	223	849	389	98
Principal Executive Variable Universal Life	223,210	248,621	225,133	236,525
Principal Flexible Variable Life	33	41	32	23
PrinFlex Life®	2,294	5,000	3,963	5,061
Principal Survivorship Flexible Premium Variable Universal Life	173	102	488	97
Principal Variable Universal Life Accumulator	526	601	1,371	1,093
Principal Variable Universal Life Accumulator II	2,360	3,876	2,559	1,857
Principal Variable Universal Life Income	2,137	9,833	1,903	5,398

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.

The Separate Account has presented the following disclosures for 2016, 2015, 2014, 2013 and 2012 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division

AllianceBernstein Global Thematic Growth Class A Division:
2016	29	$13.51	$388	–%	–%	(0.660)%
2015	27	$13.60	$371	–%	–%	2.87%
2014	29	$13.22	$390	–%	–%	5.09%
2013	12	$12.58	$146	0.29%	–%	23.21%
2012	8	$10.21	$82	–%	–%	13.57%

AllianceBernstein International Growth Class A Division:
2016	62	$9.31	$579	–%	–%	(6.900)%
2015	83	$10.00	$830	0.33%	–%	(1.860)%
2014	53	$10.19	$542	–%	–%	(1.160)%
2013	56	$10.31	$573	1.04%	–%	13.67%
2012	48	$9.07	$434	1.85%	–%	15.69%

AllianceBernstein International Value Class A Division:
2016	150	$7.30	$1,092	1.38%	–%	(0.540)%
2015	108	$7.34	$795	4.25%	–%	2.66%
2014	42	$7.15	$302	3.75%	–%	(6.170)%
2013	46	$7.62	$348	6.02%	–%	23.10%
2012	48	$6.19	$297	2.17%	–%	15.27%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
AllianceBernstein Small Cap Growth Class A Division:
2016	89	$19.22	$1,701	–%	–%	6.48%
2015	99	$18.05	$1,790	–%	–%	(1.260)%
2014	87	$18.28	$1,594	–%	–%	(1.830)%
2013	92	$18.62	$1,705	–%	–%	45.70%
2012	61	$12.78	$783	–%	–%	15.03%

AllianceBernstein Small/Mid Cap Value Class A Division:
2016	246	$22.58	$5,565	0.61%	–%	25.10%
2015	224	$18.05	$4,042	0.80%	–%	(5.500)%
2014	175	$19.10	$3,343	0.71%	–%	9.21%
2013	106	$17.49	$1,858	0.60%	–%	38.04%
2012	87	$12.67	$1,105	0.57%	–%	18.74%

American Century VP Capital Appreciation Class II Division:
2016	105	$11.43	$1,205	–%	–%	3.16%
2015	78	$11.08	$867	–%	–%	1.74%
2014	33	$10.89	$357	–%	–%	10.78%

American Century VP Income & Growth Class I Division:
2016	129	$22.26 to $19.80	$2,869	2.38%	0.00% to 0.75%	13.51% to 12.69%
2015	142	$19.61 to $17.57	$2,778	2.11%	0.00% to 0.75%	(5.63)% to (6.34)%
2014	154	$20.78 to $18.76	$3,188	2.04%	0.00% to 0.75%	12.51% to 11.67%
2013	174	$18.47 to $$16.80	$3,213	2.22%	0.00% to 0.75%	35.81% to 34.83%
2012	184	$13.60 to $12.46	$2,508	2.07%	0.00% to 0.75%	14.77% to 13.89%

American Century VP Income & Growth Class II Division:
2016	220	$24.05	$5,288	2.15%	–%	13.18%
2015	236	$21.25	$5,020	1.92%	–%	(5.930)%
2014	196	$22.59	$4,425	1.78%	–%	12.33%
2013	187	$20.11	$3,771	2.00%	–%	35.51%
2012	162	$14.84	$2,410	1.84%	–%	14.42%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
American Century VP Inflation Protection Class II Division:
2016	133	$11.85 to $11.28	$1,577	1.62%	0.00% to 0.75%	4.41% to 3.68%
2015	119	$11.35 to $10.88	$1,345	1.97%	0.00% to 0.75%	(2.49)% to (3.20)%
2014	123	$11.64 to $11.24	$1,429	1.32%	0.00% to 0.75%	3.28% to 2.46%
2013	127	$11.27 to $10.97	$1,426	1.63%	0.00% to 0.75%	(8.45)% to (9.11)%
2012	169	$12.31 to $12.07	$2,082	2.31%	0.00% to 0.75%	7.32% to 6.53%

American Century VP International Class II Division:
2016	61	$18.40	$1,115	1.16%	–%	(5.540)%
2015	68	$19.48	$1,328	0.16%	–%	0.52%
2014	29	$19.38	$553	2.40%	–%	(5.650)%
2013	26	$20.54	$529	2.26%	–%	22.48%
2012	37	$16.77	$615	0.81%	–%	21.17%

American Century VP Mid Cap Value Class II Division:
2016	885	$29.44 to $28.01	$26,054	1.55%	0.00% to 0.75%	22.72% to 21.78%
2015	703	$23.99 to $23.00	$16,871	1.49%	0.00% to 0.75%	(1.56)% to (2.29)%
2014	658	$24.37 to $23.54	$16,042	1.03%	0.00% to 0.75%	16.21% to 15.34%
2013	636	$20.97 to $20.41	$13,336	1.06%	0.00% to 0.75%	29.93% to 28.93%
2012	554	$16.14 to $15.83	$8,938	1.85%	0.00% to 0.75%	16.20% to 15.38%

American Century VP Ultra Class I Division:
2016	97	$20.67 to $18.38	$2,005	0.35%	0.00% to 0.75%	4.45% to 3.67%
2015	102	$19.79 to $17.73	$2,015	0.44%	0.00% to 0.75%	6.28% to 5.47%
2014	109	$18.62 to $16.81	$2,020	0.37%	0.00% to 0.75%	9.98% to 9.16%
2013	112	$16.93 to $15.40	$1,889	0.53%	0.00% to 0.75%	37.09% to 36.04%
2012	120	$12.35 to $11.32	$1,474	–%	0.00% to 0.75%	13.93% to 13.09%

American Century VP Ultra Class II Division:
2016	169	$22.61	$3,810	0.20%	–%	4.34%
2015	181	$21.67	$3,911	0.29%	–%	6.07%
2014	158	$20.43	$3,230	0.25%	–%	9.84%
2013	170	$18.60	$3,162	0.44%	–%	36.87%
2012	224	$13.59	$3,045	–%	–%	13.82%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
American Century VP Value Class II Division:
2016	1,178	$28.75 to $25.77	$33,858	1.58%	0.00% to 0.75%	20.24% to 19.42%
2015	1,209	$23.91 to $21.58	$28,900	2.01%	0.00% to 0.75%	(4.01)% to (4.77)%
2014	1,146	$24.91 to $22.66	$28,554	1.36%	0.00% to 0.75%	12.92% to 12.07%
2013	1,088	$22.06 to $20.22	$24,001	1.49%	0.00% to 0.75%	31.47% to 30.54%
2012	1,085	$16.78 to $15.49	$18,212	1.77%	0.00% to 0.75%	14.54% to 13.65%

American Funds Insurance Series Blue Chip Income & Growth Class 2 Division:
2016	197	$11.10 to $10.96	$2,182	3.42%	0.00% to 0.75%	18.72% to 17.85%
2015	38	$9.35 to $9.30	$360	16.67%	0.00% to 0.75%	(6.69)% to (7.19)%

American Funds Insurance Series Global Bond Class 2 Division:
2016	98	$9.82	$958	2.13%	–%	2.72%
2015	–	$9.56	$–	–%	–%	(3.630)%

American Funds Insurance Series Growth Fund Class 2 Division:
2016	165	$12.81 to $12.56	$2,115	1.07%	0.00% to 0.75%	9.49% to 8.65%
2015	87	$11.70 to $11.56	$1,023	0.91%	0.00% to 0.75%	6.85% to 6.06%
2014	3	$10.95 to $10.90	$29	3.98%	0.00% to 0.75%	8.85% to 8.35%

American Funds Insurance Series International Fund Class 2 Division:
2016	237	$9.49 to $9.30	$2,248	1.53%	0.00% to 0.75%	3.60% to 2.76%
2015	195	$9.16 to $9.05	$1,788	2.27%	0.00% to 0.75%	(4.58)% to (5.24)%
2014	46	$9.60 to $9.55	$437	6.38%	0.00% to 0.75%	(4.48)% to (4.98)%

American Funds Insurance Series New World Fund Class 2 Division:
2016	458	$9.35 to $9.16	$4,285	1.00%	0.00% to 0.75%	5.29% to 4.45%
2015	228	$8.88 to $8.77	$2,024	0.62%	0.00% to 0.75%	(3.16)% to (3.94)%
2014	74	$9.17 to $9.13	$678	3.39%	0.00% to 0.75%	(8.76)% to (9.15)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Balanced Class 1 Division:
2016	491	$20.35 to $54.31	$14,119	1.99%	0.00% to 0.75%	5.66% to 4.91%
2015	525	$19.26 to $51.77	$14,300	1.78%	0.00% to 0.75%	0.42% to (0.35)%
2014	579	$19.18 to $51.95	$15,628	1.71%	0.00% to 0.75%	8.79% to 8.00%
2013	607	$17.63 to $48.10	$15,137	1.78%	0.00% to 0.75%	19.53% to 18.59%
2012	632	$14.75 to $40.56	$13,277	2.00%	0.00% to 0.75%	13.03% to 12.20%

Bond Market Index Class 1 Division:
2016	376	$10.78	$4,049	1.96%	–%	2.37%
2015	247	$10.53	$2,602	1.55%	–%	0.10%
2014	116	$10.52	$1,220	1.17%	–%	5.73%
2013	64	$9.95	$635	0.44%	–%	(2.550)%
2012	1	$10.21	$11	–%	–%	2.10%

Calvert EAFE International Index Class F Division:
2016	280	$10.06	$2,821	3.09%	–%	0.20%
2015	204	$10.04	$2,046	0.03%	–%	(1.760)%
2014	193	$10.22	$1,976	2.57%	–%	(6.670)%
2013	108	$10.95	$1,181	2.89%	–%	20.73%
2012	72	$9.07	$650	7.28%	–%	17.34%

Calvert Investment Grade Bond Index Class I Division:
2016	296	$10.60	$3,142	4.65%	–%	2.51%
2015	106	$10.34	$1,094	0.17%	–%	0.10%
2014	80	$10.33	$826	3.10%	–%	3.20%

Calvert Russell 2000 Small Cap Index Class F Division:
2016	1,040	$21.42	$22,268	0.44%	–%	20.61%
2015	868	$17.76	$15,415	–%	–%	(5.380)%
2014	796	$18.77	$14,943	0.37%	–%	3.93%
2013	710	$18.06	$12,825	0.50%	–%	37.65%
2012	599	$13.12	$7,867	0.81%	–%	15.19%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Calvert S&P 500 Index Class F Division:
2016	71	$12.49 to $12.24	$884	1.40%	0.00% to 0.75%	11.52% to 10.77%
2015	51	$11.20 to $11.05	$573	0.2%	0.00% to 0.75%	0.99% to 0.18%
2014	40	$11.09 to $11.03	$449	3.49%	0.00% to 0.75%	11.79% to 11.19%

Calvert S&P MidCap 400 Index Class F Division:
2016	73	$20.93	$1,532	0.54%	–%	19.94%
2015	76	$17.45	$1,318	–%	–%	(2.890)%
2014	70	$17.97	$1,261	0.70%	–%	8.98%
2013	57	$16.49	$946	0.49%	–%	32.45%
2012	48	$12.45	$603	0.69%	–%	17.01%

ClearBridge Mid Cap Portfolio Series I Division:
2016 (16)	10	$10.45 to $10.33	$99	1.00%	0.00% to 0.75%	9.31% to 8.51%
2015	3	$9.56 to $9.52	$30	–%	0.00% to 0.75%	(5.35)% to (5.74)%

ClearBridge Small Cap Growth Series I Division:
2016	575	$12.84	$7,382	–%	–%	5.77%
2015	499	$12.14	$6,053	–%	–%	(4.330)%
2014	192	$12.69	$2,432	–%	–%	4.02%
2013	67	$12.20	$813	–%	–%	21.51%

Core Plus Bond Class 1 Division:
2016 (17)	3,453	$21.73 to $44.12	$86,300	3.46%	0.00% to 0.75%	4.07% to 3.30%
2015	2,535	$20.88 to $42.71	$60,953	3.28%	0.00% to 0.75%	(0.48)% to (1.23)%
2014	2,308	$20.98 to $43.24	$55,847	3.21%	0.00% to 0.75%	5.22% to 4.44%
2013	2,256	$19.94 to $41.40	$51,927	3.36%	0.00% to 0.75%	(0.85)% to (1.59)%
2012	2,466	$20.11 to $42.07	$57,239	3.76%	0.00% to 0.75%	7.54% to 6.75%

Delaware High Yield Service Class Division:
2016	50	$10.07	$502	5.53%	–%	12.89%
2015	98	$8.92	$875	6.55%	–%	(6.890)%
2014	100	$9.58	$956	—%	–%	(4.20)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Delaware Small Cap Value Service Class Division:
2016	841	$24.02 to $22.86	$20,204	0.70%	0.00% to 0.75%	31.04% to 30.11%
2015	782	$18.33 to $17.57	$14,328	0.46%	0.00% to 0.75%	(6.43)% to (7.18)%
2014	723	$19.59 to $18.93	$14,169	0.33%	0.00% to 0.75%	5.61% to 4.88%
2013	682	$18.55 to $18.05	$12,648	0.49%	0.00% to 0.75%	33.17% to 32.14%
2012	558	$13.93 to $13.66	$7,775	0.34%	0.00% to 0.75%	13.62% to 12.80%

Delaware Smid Cap Growth Service Class Division:
2016	131	$17.26 to $16.54	$2,255	–%	0.00% to 0.75%	8.01% to 7.19%
2015	131	$15.98 to $15.43	$2,090	0.14%	0.00% to 0.75%	7.32% to 6.49%
2014	104	$14.89 to $14.49	$1,548	–%	0.00% to 0.75%	2.90% to 2.11%
2013	120	$14.47 to $14.19	$1,730	–%	0.00% to 0.75%	40.90% to 39.94%
2012	119	$10.27 to $10.14	$1,223	0.01%	0.00% to 0.75%	10.79% to 9.86%

Deutsche Alternative Asset Allocation Class B Division:
2016	57	$9.90	$560	1.67%	–%	4.98%
2015	39	$9.43	$372	2.39%	–%	(6.540)%
2014	9	$10.09	$89	0.97%	–%	3.28%
2013	2	$9.77	$24	–%	–%	(2.400)%

Deutsche Small Mid Cap Value Class B Division:
2016	129	$20.29 to $19.46	$2,626	0.23%	0.00% to 0.75%	16.48% to 15.63%
2015	146	$17.42 to $16.83	$2,545	–%	0.00% to 0.75%	(2.24)% to (2.94)%
2014	193	$17.82 to $17.34	$3,438	0.45%	0.00% to 0.75%	5.13% to 4.33%
2013	184	$16.95 to $16.62	$3,117	0.81%	0.00% to 0.75%	34.63% to 33.60%
2012	215	$12.59 to $12.44	$2,710	0.81%	0.00% to 0.75%	13.42% to 12.58%

Diversified International Class 1 Division:
2016	4,993	$18.87 to $17.82	$122,650	2.32%	0.00% to 0.75%	0.32% to (0.39)%
2015	5,461	$18.81 to $17.89	$133,721	2.53%	0.00% to 0.75%	(0.32)% to (1.11)%
2014	5,579	$18.87 to $18.09	$137,054	2.21%	0.00% to 0.75%	(3.23)% to (3.93)%
2013	5,637	$19.50 to $18.83	$143,044	2.83%	0.00% to 0.75%	18.76% to 17.83%
2012	5,907	$16.42 to $15.98	$126,161	2.12%	0.00% to 0.75%	18.47% to 17.59%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Dreyfus IP Core Value Service Shares Division:
2016	20	$24.26	$496	0.72%	–%	18.00%
2015	31	$20.56	$637	0.41%	–%	(2.510)%
2014	19	$21.09	$405	0.57%	–%	10.07%
2013	22	$19.16	$416	0.83%	–%	37.54%
2012	15	$13.93	$209	0.92%	–%	18.05%

Dreyfus IP MidCap Stock Service Shares Division:
2016	34	$12.43 to $12.18	$419	0.85%	0.00% to 0.75%	15.20% to 14.26%
2015	33	$10.79 to $10.66	$353	0.25%	0.00% to 0.75%	(2.44)% to (3.18)%
2014	15	$11.06 to $11.01	$161	–%	0.00% to 0.75%	9.83% to 9.33%

Dreyfus IP Technology Growth Service Shares Division:
2016	62	$16.96	$1,058	–%	–%	4.37%
2015	43	$16.25	$706	–%	–%	5.93%
2014	20	$15.34	$314	–%	–%	6.60%
2013	11	$14.39	$157	–%	–%	32.50%
2012	1	$10.86	$8	–%	–%	5.74%

Dreyfus Socially Responsible Growth Service Shares Division:
2016	23	$21.74	$507	0.91%	–%	10.08%
2015	22	$19.75	$428	0.68%	–%	(3.420)%
2014	19	$20.45	$399	0.75%	–%	13.11%
2013	16	$18.08	$289	1.06%	–%	34.03%
2012	18	$13.49	$237	0.52%	–%	11.67%

Dreyfus VIF Appreciation Service Shares Division:
2016	176	$21.80	$3,834	1.40%	–%	7.60%
2015	190	$20.26	$3,858	1.45%	–%	(2.690)%
2014	188	$20.82	$3,915	1.58%	–%	7.82%
2013	200	$19.31	$3,866	1.73%	–%	20.84%
2012	173	$15.98	$2,769	3.00%	–%	10.13%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Dreyfus VIF Opportunistic Small Cap Service Shares Division:
2016	235	$19.46	$4,568	–%	–%	16.81%
2015	276	$16.66	$4,598	–%	–%	(2.520)%
2014	282	$17.09	$4,823	–%	–%	1.30%
2013	289	$16.87	$4,878	–%	–%	48.24%
2012	291	$11.38	$3,308	–%	–%	20.30%

Dreyfus VIF Quality Bond Service Shares Division:
2016	56	$17.33	$974	1.62%	–%	1.29%
2015	97	$17.11	$1,660	1.8%	–%	(1.890)%
2014	100	$17.44	$1,745	1.84%	–%	4.56%
2013	106	$16.68	$1,767	2.64%	–%	(1.770)%
2012	153	$16.98	$2,603	2.73%	–%	6.66%

Equity Income Class 1 Division:
2016	3,003	$18.41 to $17.08	$55,270	2.73%	0.00% to 0.75%	15.71% to 14.86%
2015	3,113	$15.91 to $14.87	$49,506	2.49%	0.00% to 0.75%	(3.93)% to (4.62)%
2014	2,914	$16.56 to $15.59	$48,232	2.45%	0.00% to 0.75%	12.81% to 11.92%
2013	2,789	$14.68 to $13.93	$40,925	3.17%	0.00% to 0.75%	27.32% to 26.41%
2012	2,668	$11.53 to $11.02	$30,757	3.04%	0.00% to 0.75%	13.04% to 12.11%

Fidelity VIP Asset Manager Service Class 2 Division:
2016	61	$20.99	$1,280	1.29%	–%	2.84%
2015	68	$20.41	$1,385	1.50%	–%	(0.100)%
2014	49	$20.43	$991	0.97%	–%	5.58%
2013	80	$19.35	$1,553	1.37%	–%	15.32%
2012	72	$16.78	$1,203	1.10%	–%	12.24%

Fidelity VIP Contrafund Initial Class Division:
2016	1,158	$31.88 to $28.55	$60,546	0.81%	0.00% to 0.75%	8.03% to 7.21%
2015	1,250	$29.51 to $26.63	$60,510	1.03%	0.00% to 0.75%	0.65% to (0.11)%
2014	1,339	$29.32 to $26.66	$64,549	0.95%	0.00% to 0.75%	11.95% to 11.13%
2013	1,457	$26.19 to $23.99	$62,849	1.06%	0.00% to 0.75%	31.28% to 30.31%
2012	1,608	$19.95 to $18.41	$52,849	1.30%	0.00% to 0.75%	16.46% to 15.57%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Fidelity VIP Contrafund Service Class 2 Division:
2016	2,745	$31.48	$86,410	0.62%	–%	7.73%
2015	2,995	$29.22	$87,516	0.77%	–%	0.41%
2014	3,284	$29.10	$95,565	0.75%	–%	11.67%
2013	3,355	$26.06	$87,434	0.83%	–%	30.95%
2012	3,531	$19.90	$70,263	1.12%	–%	16.17%

Fidelity VIP Equity-Income Initial Class Division:
2016	599	$25.13 to $20.45	$21,497	2.31%	0.00% to 0.75%	18.04% to 17.12%
2015	643	$21.29 to $17.46	$19,554	3.16%	0.00% to 0.75%	(3.97)% to (4.69)%
2014	689	$22.17 to $18.32	$21,879	2.80%	0.00% to 0.75%	8.68% to 7.89%
2013	758	$20.40 to $16.98	$22,205	2.44%	0.00% to 0.75%	28.14% to 27.19%
2012	844	$15.92 to $13.35	$19,347	3.05%	0.00% to 0.75%	17.32% to 16.49%

Fidelity VIP Equity-Income Service Class 2 Division:
2016	973	$23.53	$22,908	2.11%	–%	17.71%
2015	1,103	$19.99	$22,060	2.93%	–%	(4.260)%
2014	1,230	$20.88	$25,682	2.74%	–%	8.52%
2013	1,208	$19.24	$23,242	2.23%	–%	27.84%
2012	1,338	$15.05	$20,138	2.96%	–%	17.03%

Fidelity VIP Government Money Market Service Class Division:
2016 (13)	25,809	$10.01 to $9.94	$258,348	0.12%	0.00% to 0.75%	0.10% to (0.60)%

Fidelity VIP Growth Service Class 2 Division:
2016	656	$22.39 to $20.06	$14,678	–%	0.00% to 0.75%	0.54% to (0.20)%
2015	697	$22.27 to $20.10	$15,520	0.03%	0.00% to 0.75%	6.91% to 6.12%
2014	725	$20.83 to $18.94	$15,104	–%	0.00% to 0.75%	11.03% to 10.18%
2013	706	$18.76 to $17.19	$13,239	0.04%	0.00% to 0.75%	36.04% to 34.93%
2012	859	$13.79 to $12.74	$11,848	0.36%	0.00% to 0.75%	14.34% to 13.55%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Fidelity VIP High Income Initial Class Division:
2016	237	$20.17 to $23.45	$5,555	5.34%	0.00% to 0.75%	14.60% to 13.72%
2015	256	$17.60 to $20.62	$5,244	6.35%	0.00% to 0.75%	(3.61)% to (4.36)%
2014	287	$18.26 to $21.56	$6,061	5.72%	0.00% to 0.75%	1.16% to 0.42%
2013	292	$18.05 to $21.47	$6,081	5.65%	0.00% to 0.75%	5.93% to 5.14%
2012	321	$17.04 to $20.42	$6,339	6.05%	0.00% to 0.75%	14.21% to 13.38%

Fidelity VIP High Income Service Class 2 Division:
2016	757	$28.09	$21,271	5.37%	–%	14.14%
2015	841	$24.61	$20,685	6.39%	–%	(3.870)%
2014	1,016	$25.60	$25,994	5.84%	–%	0.91%
2013	957	$25.37	$24,270	5.70%	–%	5.71%
2012	969	$24.00	$23,247	5.70%	–%	13.96%

Fidelity VIP Mid Cap Service Class 2 Division:
2016	1,159	$24.68	$41,071	0.32%	–%	11.93%
2015	1,232	$22.05	$39,390	0.25%	–%	(1.610)%
2014	1,237	$22.41	$40,675	0.02%	–%	6.01%
2013	1,241	$21.14	$38,897	0.28%	–%	35.86%
2012	1,394	$15.56	$32,076	0.37%	–%	14.58%

Franklin Income VIP Class 2 Division:
2016	592	$27.74	$16,407	5.02%	–%	14.02%
2015	645	$24.33	$15,694	4.59%	–%	(7.030)%
2014	693	$26.17	$18,140	5.13%	–%	4.60%
2013	595	$25.02	$14,892	6.40%	–%	13.93%
2012	610	$21.96	$13,403	6.36%	–%	12.67%

Franklin Mutual Global Discovery VIP Class 2 Division:
2016	826	$32.44	$26,792	1.66%	–%	12.17%
2015	939	$28.92	$27,142	2.85%	–%	(3.630)%
2014	921	$30.01	$27,625	2.15%	–%	5.71%
2013	910	$28.39	$25,827	2.25%	–%	27.60%
2012	816	$22.25	$18,144	2.64%	–%	13.35%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Franklin Mutual Shares VIP Class 2 Division:
2016	322	$24.44	$7,869	2.09%	–%	16.05%
2015	506	$21.06	$10,659	3.15%	–%	(4.920)%
2014	576	$22.15	$12,754	2.00%	–%	7.11%
2013	582	$20.68	$12,032	2.13%	–%	28.29%
2012	556	$16.12	$8,969	2.09%	–%	14.25%

Franklin Rising Dividends VIP Class 2 Division:
2016	641	$27.01	$17,321	1.33%	–%	16.02%
2015	592	$23.28	$13,777	1.44%	–%	(3.640)%
2014	667	$24.16	$16,108	1.35%	–%	8.73%
2013	652	$22.22	$14,497	1.53%	–%	29.71%
2012	497	$17.13	$8,514	1.60%	–%	11.96%

Franklin Small Cap Value VIP Class 2 Division:
2016	640	$34.01 to $32.61	$21,763	0.78%	0.00% to 0.75%	30.21% to 29.25%
2015	612	$26.12 to $25.23	$15,984	0.62%	0.00% to 0.75%	(7.41)% to (8.09)%
2014	633	$28.21 to $27.45	$17,842	0.61%	0.00% to 0.75%	0.57% to (0.18)%
2013	603	$28.05 to $27.50	$16,906	1.30%	0.00% to 0.75%	36.23% to 35.20%
2012	575	$20.59 to $20.34	$11,839	0.79%	0.00% to 0.75%	18.40% to 17.50%

Franklin Strategic Income VIP Class 2 Division:
2016	778	$15.65	$12,173	3.56%	–%	7.93%
2015	992	$14.50	$14,374	6.78%	–%	(3.850)%
2014	900	$15.08	$13,579	6.07%	–%	1.89%
2013	876	$14.80	$12,972	6.09%	–%	3.28%
2012	806	$14.33	$11,545	6.70%	–%	12.75%

Franklin U.S. Government Securities VIP Class 2 Division:
2016	106	$11.45	$1,210	2.56%	–%	0.62%
2015	89	$11.38	$1,010	2.52%	–%	0.44%
2014	77	$11.33	$873	2.20%	–%	3.47%
2013	44	$10.95	$478	3.21%	–%	(2.320)%
2012	77	$11.21	$866	3.15%	–%	1.91%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
2016	31	$20.27	$626	1.06%	–%	23.15%
2015	69	$16.46	$1,140	0.28%	–%	(2.080)%
2014	84	$16.81	$1,404	0.85%	–%	6.93%
2013	78	$15.72	$1,219	1.27%	–%	35.63%
2012	34	$11.59	$393	0.53%	–%	12.74%

Government & High Quality Bond Class 1 Division:
2016	3,278	$13.42 to $12.63	$43,977	3.52%	0.00% to 0.75%	1.82% to 1.04%
2015	3,123	$13.18 to $12.50	$41,159	3.32%	0.00% to 0.75%	0.76% to 0.08%
2014	2,915	$13.08 to $12.49	$38,111	3.86%	0.00% to 0.75%	5.06% to 4.26%
2013	2,988	$12.45 to $11.98	$37,176	3.83%	0.00% to 0.75%	(0.95)% to (1.72)%
2012	3,454	$12.57 to $12.19	$43,422	4.00%	0.00% to 0.75%	3.88% to 3.13%

International Emerging Markets Class 1 Division:
2016	1,073	$32.56 to $29.18	$34,927	1.15%	0.00% to 0.75%	9.41% to 8.60%
2015	1,135	$29.76 to $26.87	$33,774	1.72%	0.00% to 0.75%	(13.81)% to (14.45)%
2014	1,105	$34.53 to $31.41	$38,141	0.94%	0.00% to 0.75%	(3.76)% to (4.47)%
2013	1,060	$35.88 to $32.88	$37,991	2.33%	0.00% to 0.75%	(4.68)% to (5.41)%
2012	1,029	$37.64 to $34.76	$38,704	1.33%	0.00% to 0.75%	20.80% to 19.90%

Invesco American Franchise Series I Division:
2016	127	$15.93 to $15.38	$2,018	–%	0.00% to 0.75%	2.25% to 1.52%
2015	159	$15.58 to $15.15	$2,474	–%	0.00% to 0.75%	5.06% to 4.20%
2014	163	$14.83 to $14.54	$2,418	0.04%	0.00% to 0.75%	8.41% to 7.62%
2013	186	$13.68 to $13.51	$2,548	0.41%	0.00% to 0.75%	40.16% to 39.13%
2012	245	$9.76 to $9.71	$2,388	–%	0.00% to 0.75%	(2.50)% to (3.00)%

Invesco American Franchise Series II Division:
2016	104	$15.74	$1,643	–%	–%	2.01%
2015	96	$15.43	$1,479	–%	–%	4.75%
2014	82	$14.73	$1,206	–%	–%	8.15%
2013	74	$13.62	$1,005	0.26%	–%	39.84%
2012	72	$9.74	$701	–%	–%	(2.700)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Invesco American Value Series I Division:
2016	6	$10.06 to $9.93	$58	0.52%	0.00% to 0.75%	15.50% to 14.53%
2015	–	$8.71 to $8.67	$–	0.60%	0.00% to 0.75%	(13.51)% to (13.90)%

Invesco Core Equity Series I Division:
2016	330	$20.70 to $18.41	$6,828	0.74%	0.00% to 0.75%	10.28% to 9.45%
2015	423	$18.77 to $16.82	$7,937	1.13%	0.00% to 0.75%	(5.77)% to (6.50)%
2014	490	$19.92 to $17.99	$9,753	0.88%	0.00% to 0.75%	8.14% to 7.34%
2013	557	$18.42 to $16.76	$10,263	1.39%	0.00% to 0.75%	29.26% to 28.33%
2012	641	$14.25 to $13.06	$9,137	0.97%	0.00% to 0.75%	13.91% to 12.98%

Invesco Core Equity Series II Division:
2016	304	$29.49	$8,969	0.51%	–%	10.00%
2015	345	$26.81	$9,247	0.9%	–%	(6.000)%
2014	419	$28.52	$11,958	0.69%	–%	7.87%
2013	434	$26.44	$11,477	1.26%	–%	28.91%
2012	447	$20.51	$9,160	0.87%	–%	13.63%

Invesco Global Health Care Series I Division:
2016	704	$24.40 to $21.70	$17,161	–%	0.00% to 0.75%	(11.47)% to (12.11)%
2015	879	$27.56 to $24.69	$24,203	–%	0.00% to 0.75%	3.18% to 2.36%
2014	777	$26.71 to $24.12	$20,751	–%	0.00% to 0.75%	19.67% to 18.82%
2013	675	$22.32 to $20.30	$15,074	0.69%	0.00% to 0.75%	40.55% to 39.42%
2012	609	$15.88 to $14.56	$9,674	–%	0.00% to 0.75%	20.85% to 20.03%

Invesco Global Real Estate Series I Division:
2016	74	$10.44	$777	1.79%	–%	1.95%
2015	63	$10.24	$649	4.12%	–%	(1.440)%
2014	28	$10.39	$294	1.89%	–%	14.68%
2013	3	$9.06	$28	8.82%	–%	(9.670)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Invesco International Growth Series I Division:
2016	751	$25.80	$19,384	1.44%	–%	(0.420)%
2015	716	$25.91	$18,549	1.51%	–%	(2.340)%
2014	630	$26.53	$16,720	1.61%	–%	0.30%
2013	586	$26.45	$15,505	1.38%	–%	19.14%
2012	530	$22.20	$11,768	1.69%	–%	15.75%

Invesco Mid Cap Core Equity Series II Division:
2016	24	$19.43 to $18.63	$465	–%	0.00% to 0.75%	13.16% to 12.30%
2015	21	$17.17 to $16.59	$364	0.11%	0.00% to 0.75%	(4.29)% to (4.98)%
2014	15	$17.94 to $17.46	$265	–%	0.00% to 0.75%	4.18% to 3.37%
2013	13	$17.22 to $16.89	$226	0.33%	0.00% to 0.75%	28.41% to 27.47%
2012	55	$13.41 to $13.25	$734	–%	0.00% to 0.75%	10.64% to 9.87%

Invesco Mid Cap Growth Series I Division:
2016	126	$14.91 to $14.39	$1,880	–%	0.00% to 0.75%	0.74% to 0.00%
2015	139	$14.80 to $14.39	$2,063	–%	0.00% to 0.75%	1.23% to 0.42%
2014	95	$14.62 to $14.33	$1,387	–%	0.00% to 0.75%	8.06% to 7.26%
2013	99	$13.53 to $13.36	$1,339	0.31%	0.00% to 0.75%	36.94% to 35.91%
2012	189	9.88 to $9.83	$1,869	–%	0.00% to 0.75%	(1.69)% to (2.19)%

Invesco Small Cap Equity Series I Division:
2016	523	$17.73 to $16.48	$9,472	–%	0.00% to 0.75%	12.07% to 11.20%
2015	628	$15.82 to $14.82	$10,118	–%	0.00% to 0.75%	(5.50)% to (6.20)%
2014	864	$16.74 to $15.80	$14,694	–%	0.00% to 0.75%	2.32% to 1.54%
2013	961	$16.36 to $15.56	$15,934	0.01%	0.00% to 0.75%	37.48% to 36.49%
2012	1,043	$11.90 to $11.40	$12,553	–%	0.00% to 0.75%	13.88% to 12.98%

Invesco Technology Series I Division:
2016	385	$11.55 to $10.27	$4,445	–%	0.00% to 0.75%	(0.69)% to (1.44)%
2015	344	$11.63 to $10.42	$3,997	–%	0.00% to 0.75%	6.80% to 6.00%
2014	294	$10.89 to $9.83	$3,196	–%	0.00% to 0.75%	11.01% to 10.20%
2013	268	$9.81 to $8.92	$2,620	–%	0.00% to 0.75%	25.13% to 24.23%
2012	279	$7.84 to $7.18	$2,183	–%	0.00% to 0.75%	11.36% to 10.46%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Janus Aspen Balanced Service Shares Division:
2016	610	$26.61	$16,237	1.92%	–%	4.31%
2015	726	$25.51	$18,508	1.73%	–%	0.43%
2014	580	$25.40	$14,738	1.51%	–%	8.22%
2013	501	$23.47	$11,748	2.09%	–%	19.81%
2012	468	$19.59	$9,160	2.56%	–%	13.37%

Janus Aspen Enterprise Service Shares Division:
2016	1,181	$27.55 to $24.50	$32,522	0.70%	0.00% to 0.75%	12.08% to 11.26%
2015	1,114	$24.58 to $22.02	$27,387	0.79%	0.00% to 0.75%	3.80% to 2.99%
2014	995	$23.68 to $21.38	$23,558	0.03%	0.00% to 0.75%	12.23% to 11.41%
2013	814	$21.10 to $19.19	$17,182	0.36%	0.00% to 0.75%	32.04% to 30.99%
2012	767	$15.98 to $14.65	$12,255	–%	0.00% to 0.75%	16.98% to 16.18%

Janus Aspen Flexible Bond Service Shares Division:
2016	2,279	$21.41	$48,806	2.45%	–%	2.20%
2015	2,067	$20.95	$43,292	1.99%	–%	(0.050)%
2014	1,966	$20.96	$41,206	3.06%	–%	4.70%
2013	1,931	$20.02	$38,656	3.59%	–%	(0.350)%
2012	2,498	$20.09	$50,173	3.42%	–%	8.13%

Janus Aspen Forty Service Shares Division:
2016	366	$16.98	$6,208	0.86%	–%	1.98%
2015	409	$16.65	$6,808	1.24%	–%	11.90%
2014	340	$14.88	$5,060	0.03%	–%	8.45%
2013	381	$13.72	$5,219	0.59%	–%	30.92%
2012	401	$10.48	$4,198	0.59%	–%	23.88%

Janus Aspen Global Research Service Shares Division:
2016	127	$16.88	$2,149	1.00%	–%	1.81%
2015	100	$16.58	$1,651	0.55%	–%	(2.530)%
2014	84	$17.01	$1,432	0.98%	–%	7.18%
2013	68	$15.87	$1,073	1.09%	–%	28.09%
2012	73	$12.39	$908	0.78%	–%	19.83%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Janus Aspen Overseas Service Shares Division:
2016	144	$21.52	$3,099	5.00%	–%	(6.720)%
2015	115	$23.07	$2,652	0.52%	–%	(8.780)%
2014	146	$25.29	$3,689	5.71%	–%	(12.10)%
2013	186	$28.77	$5,339	3.26%	–%	14.39%
2012	245	$25.15	$6,158	0.72%	–%	13.29%

JP Morgan Core Bond Class I Division:
2016	217	$14.03	$3,050	2.54%	–%	2.11%
2015	256	$13.74	$3,515	3.63%	–%	1.18%
2014	288	$13.58	$3,907	3.87%	–%	4.86%
2013	251	$12.95	$3,254	4.68%	–%	(1.450)%
2012	323	$13.14	$4,245	4.32%	–%	5.29%

JP Morgan Small Cap Core Class I Division:
2016	159	$34.36	$5,463	0.52%	–%	20.18%
2015	161	$28.59	$4,600	0.15%	–%	(5.270)%
2014	166	$30.18	$5,006	0.14%	–%	9.59%
2013	152	$27.54	$4,185	0.54%	–%	42.33%
2012	159	$19.35	$3,075	0.21%	–%	19.74%

LargeCap Growth Class 1 Division:
2016	1,977	$15.42 to $16.01	$46,800	0.27%	0.00% to 0.75%	(5.17)% to (5.82)%
2015	2,317	$16.26 to $17.00	$58,019	0.14%	0.00% to 0.75%	4.97% to 4.17%
2014	2,436	$15.49 to $16.32	$58,149	0.65%	0.00% to 0.75%	11.12% to 10.27%
2013	1,543	$13.94 to $14.80	$32,803	1.44%	0.00% to 0.75%	33.91% to 32.97%
2012	1,560	$10.41 to $11.13	$24,782	0.29%	0.00% to 0.75%	16.84% to 15.94%

LargeCap Growth I Class 1 Division:
2016	3,891	$23.29 to $20.09	$148,226	–%	0.00% to 0.75%	1.26% to 0.50%
2015	3,880	$23.00 to $19.99	$145,851	0.23%	0.00% to 0.75%	7.78% to 6.96%
2014	3,734	$21.34 to $18.69	$130,001	0.11%	0.00% to 0.75%	8.60% to 7.85%
2013	4,528	$19.65 to $17.33	$145,294	0.38%	0.00% to 0.75%	36.08% to 35.07%
2012	4,544	$14.44 to $12.83	$107,036	0.07%	0.00% to 0.75%	16.45% to 15.48%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
LargeCap S&P 500 Index Class 1 Division:
2016	5,316	$22.12 to $20.07	$117,572	1.68%	0.00% to 0.75%	11.60% to 10.76%
2015	4,611	$19.82 to $18.12	$91,385	1.48%	0.00% to 0.75%	1.12% to 0.39%
2014	3,901	$19.60 to $18.05	$76,442	1.26%	0.00% to 0.75%	13.29% to 12.46%
2013	3,522	$17.30 to $16.05	$60,928	1.26%	0.00% to 0.75%	32.06% to 31.02%
2012	3,207	$13.10 to $12.25	$42,008	1.10%	0.00% to 0.75%	15.52% to 14.70%

LargeCap Value Class 1 Division:
2016	2,012	$21.60 to $74.53	$64,959	1.82%	0.00% to 0.75%	8.16% to 7.36%
2015	2,431	$19.97 to $69.42	$72,641	1.56%	0.00% to 0.75%	(1.09)% to (1.84)%
2014	2,586	$20.19 to $70.72	$78,329	2.11%	0.00% to 0.75%	11.18% to 10.34%
2013	2,613	$18.16 to $64.09	$71,493	2.53%	0.00% to 0.75%	30.84% to 29.84%
2012	2,632	$13.88 to $49.36	$55,193	1.30%	0.00% to 0.75%	18.53% to 17.69%

Lord Abbett Series Fund Developing Growth Class VC Division:
2016 (14)	–	$11.11 to $11.06	$3	–%	0.00% to 0.75%	10.66% to 10.16%

Lord Abbett Series Fund International Opportunities Class VC Division:
2016 (14)	2	$9.77 to $9.73	$16	1.94%	0.00% to 0.75%	(2.79)% to (3.18)%

MFS Blended Research Small Cap Equity Service Class Division:
2016 (14)	1	$11.88 to $11.83	$15	0.24%	0.00% to 0.75%	18.92% to 18.42%

MFS Global Equity Service Class Division:
2016 (18)	197	$22.07	$4,355	0.70%	–%	7.03%
2015	199	$20.62	$4,099	0.87%	–%	(1.670)%
2014	162	$20.97	$3,397	0.55%	–%	3.66%
2013	112	$20.23	$2,259	0.79%	–%	27.55%
2012	87	$15.86	$1,377	0.94%	–%	23.04%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
MFS Growth Service Class Division:
2016 (19)	656	$29.10	$19,087	–%	–%	2.18%
2015	624	$28.48	$17,778	–%	–%	7.31%
2014	517	$26.54	$13,710	–%	–%	8.68%
2013	469	$24.42	$11,451	0.13%	–%	36.50%
2012	408	$17.89	$7,296	–%	–%	17.08%

MFS Inflation-Adjusted Bond Service Class Division:
2016 (20)	2	$9.65	$21	–%	–%	2.33%
2015	–	$9.43	$2	–%	–%	(4.840)%

MFS International Value Service Class Division:
2016	567	$12.25	$6,946	1.16%	–%	3.81%
2015	433	$11.80	$5,107	1.88%	–%	6.31%
2014	275	$11.10	$3,048	1.90%	–%	2.49%
2013	125	$10.83	$1,353	0.12%	–%	8.95%

MFS MidCap Growth Service Class Division:
2016 (21)	28	$20.21	$571	–%	–%	4.66%
2015	30	$19.31	$586	–%	–%	4.43%
2014	26	$18.49	$485	–%	–%	8.51%
2013	29	$17.04	$493	–%	–%	37.20%
2012	31	$12.42	$379	–%	–%	16.51%

MFS Mid Cap Value Portfolio Service Class Division:
2016 (22)	77	$10.69 to $10.56	$822	0.73%	0.00% to 0.75%	15.82% to 14.91%
2015	12	$9.23 to $9.19	$108	0.02%	0.00% to 0.75%	(8.25)% to (8.65)%

MFS New Discovery Service Class Division:
2016 (23)	354	$26.29 to $25.21	$9,297	–%	0.00% to 0.75%	8.82% to 8.01%
2015	407	$24.16 to $23.34	$9,834	–%	0.00% to 0.75%	(2.15)% to (2.87)%
2014	508	$24.69 to $24.03	$12,543	–%	0.00% to 0.75%	(7.49)% to (8.21)%
2013	603	$26.69 to $26.18	$16,108	–%	0.00% to 0.75%	41.22% to 40.15%
2012	474	$18.90 to $18.68	$8,958	–%	0.00% to 0.75%	20.84% to 20.05%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
MFS New Discovery Value Service Class Division:
2016 (14)	2	$12.07 to $12.01	$29	0.31%	0.00% to 0.75%	21.31% to 20.70%

MFS Research International Portfolio Service Class Division:
2016 (24)	225	$9.08	$2,043	1.22%	–%	(0.980)%
2015	360	$9.17	$3,301	2.13%	–%	(8.300)%

MFS Total Return Service Class Division:
2016 (25)	77	$16.48	$1,270	2.89%	–%	8.78%
2015	50	$15.15	$764	2.61%	–%	(0.590)%
2014	55	$15.24	$831	1.74%	–%	8.24%
2013	42	$14.08	$589	1.55%	–%	18.72%
2012	43	$11.86	$512	2.49%	–%	10.94%

MFS Utilities Service Class Division:
2016 (26)	222	$14.78	$3,288	3.67%	–%	11.30%
2015	204	$13.28	$2,716	4.01%	–%	(14.760)%
2014	184	$15.58	$2,873	1.98%	–%	12.41%
2013	248	$13.86	$3,433	1.82%	–%	20.21%
2012	118	$11.53	$1,365	4.73%	–%	13.26%

MFS Value Service Class Division:
2016 (27)	1,140	$29.12	$33,197	1.95%	–%	13.75%
2015	1,017	$25.60	$26,025	2.11%	–%	(0.930)%
2014	1,053	$25.84	$27,219	1.38%	–%	10.19%
2013	1,069	$23.45	$25,063	1.01%	–%	35.63%
2012	993	$17.29	$17,177	1.45%	–%	15.88%

MidCap Class 1 Division:
2016	2,340	$57.79 to $209.90	$179,257	0.41%	0.00% to 0.75%	10.37% to 9.54%
2015	2,615	$52.36 to $191.62	$181,319	0.52%	0.00% to 0.75%	1.65% to 0.88%
2014	2,804	$51.51 to $189.94	$191,838	0.51%	0.00% to 0.75%	12.99% to 12.15%
2013	3,024	$45.59 to $169.37	$183,340	1.45%	0.00% to 0.75%	33.93% to 32.92%
2012	3,083	$34.04 to $127.42	$139,960	0.87%	0.00% to 0.75%	19.44% to 18.55%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Multi-Asset Income Class 1 Division:
2016 (14)	–	$10.48 to $10.43	$2	–%	0.00% to 0.75%	4.38% to 4.40%

Neuberger Berman AMT Guardian Class I Division:
2016	131	$24.85	$3,254	0.55%	–%	8.71%
2015	151	$22.86	$3,448	0.72%	–%	(4.950)%
2014	126	$24.05	$3,026	0.47%	–%	9.02%
2013	105	$22.06	$2,325	0.84%	–%	38.83%
2012	131	$15.89	$2,083	0.27%	–%	12.70%

Neuberger Berman AMT Large Cap Value I Class Division:
2016	292	$17.95	$5,246	0.83%	–%	27.40%
2015	334	$14.09	$4,708	0.77%	–%	(11.830)%
2014	355	$15.98	$5,676	0.76%	–%	9.83%
2013	395	$14.55	$5,747	1.14%	–%	31.20%
2012	399	$11.09	$4,421	0.41%	–%	16.61%

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division:
2016	85	$10.01	$853	–%	–%	4.16%
2015	104	$9.61	$1,004	–%	–%	(4.190)%

Oppenheimer Main Street Small Cap Service Shares Division:
2016	163	$23.48	$3,838	0.24%	–%	17.69%
2015	140	$19.95	$2,787	0.64%	–%	(6.120)%
2014	115	$21.25	$2,439	0.67%	–%	11.67%
2013	63	$19.03	$1,205	0.65%	–%	40.65%
2012	46	$13.53	$619	0.30%	–%	17.65%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
PIMCO All Asset Administrative Class Division:
2016	210	$11.49	$2,411	2.71%	–%	12.98%
2015	199	$10.17	$2,029	3.55%	–%	(9.030)%
2014	159	$11.18	$1,774	5.30%	–%	0.54%
2013	138	$11.12	$1,530	7.42%	–%	0.27%
2012	–	$11.09	$3	27.55%	–%	10.57%

PIMCO Commodity Real Return Strategy Administrative Class Division:
2016	72	$6.27	$450	1.18%	–%	15.26%
2015	34	$5.44	$184	3.75%	–%	(25.780)%
2014	24	$7.33	$180	0.41%	–%	(18.460)%
2013	8	$8.99	$74	1.88%	–%	(14.710)%
2012	4	$10.54	$38	2.80%	–%	5.51%

PIMCO Emerging Market Bond Administrative Class Division:
2016	81	$11.75	$950	5.26%	–%	13.31%
2015	51	$10.37	$527	5.28%	–%	(2.260)%
2014	21	$10.61	$218	6.60%	–%	1.53%
2013	14	$10.45	$144	4.60%	–%	(6.950)%
2012	–	$11.23	–	–%	–%	12.08%

PIMCO High Yield Administrative Class Division:
2016	544	$16.83	$9,159	5.17%	–%	12.42%
2015	373	$14.97	$5,577	5.28%	–%	(1.640)%
2014	393	$15.22	$5,975	5.28%	–%	3.40%
2013	309	$14.72	$4,549	5.40%	–%	5.75%
2012	283	$13.92	$3,943	5.55%	–%	14.29%

PIMCO Long-Term U.S. Government Administrative Class Division:
2016	49	$11.02	$536	1.84%	–%	0.64%
2015	2	$10.95	$20	2.10%	–%	(1.350)%
2014	2	$11.10	$18	1.84%	–%	11.67%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
PIMCO Low Duration Administrative Class Division:
2016 (14)	–	$10.08	$–	–%	–%	0.80%

PIMCO Real Return Administrative Class Division:
2016	817	$12.43	$10,161	2.31%	–%	5.16%
2015	794	$11.82	$9,388	4.28%	–%	(2.720)%
2014	805	$12.15	$9,785	1.32%	–%	3.05%
2013	777	$11.79	$9,162	1.63%	–%	(9.170)%
2012	785	$12.98	$10,196	1.02%	–%	8.71%

PIMCO Short-Term Administrative Class Division:
2016	1,653	$11.06	$18,282	1.57%	–%	2.31%
2015	1,876	$10.81	$20,275	0.98%	–%	1.12%
2014	1,303	$10.69	$13,921	0.70%	–%	0.75%
2013	862	$10.61	$9,151	0.70%	–%	0.57%
2012	393	$10.55	$4,149	0.92%	–%	2.73%

PIMCO Total Return Administrative Class Division:
2016	2,695	$12.89	$34,726	2.06%	–%	2.71%
2015	2,583	$12.55	$32,426	5.10%	–%	0.40%
2014	2,540	$12.50	$31,748	2.20%	–%	4.25%
2013	2,588	$11.99	$31,022	2.20%	–%	(1.960)%
2012	2,572	$12.23	$31,487	2.67%	–%	9.69%

Principal Capital Appreciation Class 1 Division:
2016	1,656	$10.76 to $10.63	$17,828	1.13%	0.00% to 0.75%	9.13% to 8.36%
2015	1,745	$9.86 to $9.81	$17,214	0.33%	0.00% to 0.75%	(0.40)% to (0.91)%

Principal LifeTime 2010 Class 1 Division:
2016	854	$18.16 to $20.48	$15,505	2.16%	0.00% to 0.75%	5.28% to 4.44%
2015	729	$17.25 to $19.61	$12,577	2.24%	0.00% to 0.75%	(1.20)% to (1.90)%
2014	776	$17.46 to $19.99	$13,553	2.22%	0.00% to 0.75%	4.80% to 4.06%
2013	708	$16.66 to $19.21	$11,790	2.44%	0.00% to 0.75%	10.84% to 9.96%
2012	620	$15.03 to $17.47	$9,320	1.85%	0.00% to 0.75%	11.83% to 10.99%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Principal LifeTime 2020 Class 1 Division:
2016	3,911	$20.06 to $22.77	$78,473	1.95%	0.00% to 0.75%	5.75% to 4.98%
2015	3,839	$18.97 to $21.69	$72,833	2.70%	0.00% to 0.75%	(1.15)% to (1.86)%
2014	3,513	$19.19 to $22.10	$67,415	2.40%	0.00% to 0.75%	5.79% to 4.94%
2013	2,849	$18.14 to $21.06	$51,694	2.23%	0.00% to 0.75%	15.98% to 15.14%
2012	2,347	$15.64 to $18.29	$36,711	1.74%	0.00% to 0.75%	14.75% to 13.89%

Principal LifeTime 2030 Class 1 Division:
2016	2,825	$20.19 to $23.80	$57,057	1.69%	0.00% to 0.75%	5.82% to 5.08%
2015	2,443	$19.08 to $22.65	$46,609	2.58%	0.00% to 0.75%	(1.04)% to (1.82)%
2014	2,223	$19.28 to $23.07	$42,871	2.15%	0.00% to 0.75%	6.05% to 5.29%
2013	1,984	$18.18 to $21.91	$36,071	1.96%	0.00% to 0.75%	19.06% to 18.11%
2012	1,870	$15.27 to $18.55	$28,564	1.64%	0.00% to 0.75%	15.59% to 14.72%

Principal LifeTime 2040 Class 1 Division:
2016	1,616	$20.97 to $25.00	$33,897	1.45%	0.00% to 0.75%	5.43% to 4.65%
2015	1,512	$19.89 to $23.89	$30,067	2.55%	0.00% to 0.75%	(0.85)% to (1.57)%
2014	1,334	$20.06 to $24.27	$26,752	2.01%	0.00% to 0.75%	6.25% to 5.38%
2013	1,246	$18.88 to $23.03	$23,523	1.59%	0.00% to 0.75%	22.44% to 21.59%
2012	902	$15.42 to $18.94	$13,901	1.48%	0.00% to 0.75%	16.73% to 15.84%

Principal LifeTime 2050 Class 1 Division:
2016	777	$21.13 to $25.51	$16,430	1.42%	0.00% to 0.75%	5.60% to 4.81%
2015	690	$20.01 to $24.34	$13,819	2.64%	0.00% to 0.75%	(0.69)% to (1.46)%
2014	629	$20.15 to $24.70	$12,678	2.05%	0.00% to 0.75%	6.16% to 5.42%
2013	705	$18.98 to $23.43	$13,379	1.61%	0.00% to 0.75%	23.81% to 22.86%
2012	632	$15.33 to $19.07	$9,682	1.43%	0.00% to 0.75%	17.11% to 16.21%

Principal LifeTime 2060 Class 1 Division:
2016	159	$12.29 to $11.96	$1,951	1.13%	0.00% to 0.75%	5.49% to 4.73%
2015	143	$11.65 to $11.42	$1,663	1.28%	0.00% to 0.75%	(0.68)% to (1.47)%
2014	54	$11.73 to $11.59	$639	0.08%	0.00% to 0.75%	5.58% to 4.79%
2013	–	$11.11 to $11.06	$1	–%	0.00% to 0.75%	10.99% to 10.49%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Principal LifeTime Strategic Income Class 1 Division:
2016	514	$16.59 to $17.30	$8,522	2.54%	0.00% to 0.75%	4.73% to 3.97%
2015	461	$15.84 to $16.64	$7,306	2.25%	0.00% to 0.75%	(0.94)% to (1.71)%
2014	514	$15.99 to $16.93	$8,216	2.60%	0.00% to 0.75%	4.58% to 3.80%
2013	442	$15.29 to $16.31	$6,751	2.77%	0.00% to 0.75%	5.16%to 4.35%
2012	489	$14.54 to $15.63	$7,113	1.93%	0.00% to 0.75%	9.65% to 8.84%

Putnam VT Growth & Income Class IB Division:
2016	29	$21.67	$637	1.68%	–%	15.02%
2015	31	$18.84	$586	1.44%	–%	(7.510)%
2014	8	$20.37	$159	1.25%	–%	10.71%
2013	10	$18.40	$187	2.75%	–%	35.69%
2012	14	$13.56	$193	1.98%	–%	19.16%

Putnam VT Growth Opportunities Class IB Division:
2016 (15)	2,254	$10.05 to $10.04	$22,655	–%	0.00% to 0.75%	0.70% to 0.60%

Putnam VT International Equity Class IB Division:
2016	45	$16.94	$770	3.93%	–%	(2.480)%
2015	67	$17.37	$1,170	1.16%	–%	0.17%
2014	72	$17.34	$1,245	0.95%	–%	(6.770)%
2013	74	$18.60	$1,376	1.44%	–%	28.19%
2012	65	$14.51	$944	2.59%	–%	22.14%

Real Estate Securities Class 1 Division:
2016	1,105	$70.68 to $54.35	$78,178	1.39%	0.00% to 0.75%	5.84% to 5.04%
2015	1,134	$66.78 to $51.74	$75,834	1.15%	0.00% to 0.75%	4.21% to 3.44%
2014	1,204	$64.08 to $50.02	$77,251	1.63%	0.00% to 0.75%	32.81% to 31.81%
2013	1,144	$48.25 to $37.95	$55,289	1.31%	0.00% to 0.75%	4.10% to 3.32%
2012	1,187	$46.35 to $36.73	$55,074	1.41%	0.00% to 0.75%	17.16% to 16.31%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
SAM Balanced Portfolio Class 1 Division:
2016	4,226	$16.39 to $22.35	$69,351	2.08%	0.00% to 0.75%	6.84% to 6.02%
2015	4,516	$15.34 to $21.08	$69,369	2.93%	0.00% to 0.75%	(0.78)% to (1.54)%
2014	4,338	$15.46 to $21.41	$67,150	2.75%	0.00% to 0.75%	6.77% to 6.04%
2013	4,122	$14.48 to $20.19	$59,735	2.66%	0.00% to 0.75%	17.72% to 16.84%
2012	2,741	$12.30 to $17.28	$33,720	0.70%	0.00% to 0.75%	12.74% to 11.92%

SAM Conservative Balanced Portfolio Class 1 Division:
2016	2,448	$16.15 to $19.71	$39,530	2.59%	0.00% to 0.75%	6.39% to 5.57%
2015	2,382	$15.18 to $18.67	$36,166	3.21%	0.00% to 0.75%	(0.78)% to (1.53)%
2014	2,059	$15.30 to $18.96	$31,509	3.01%	0.00% to 0.75%	6.25% to 5.45%
2013	1,900	$14.40 to $17.98	$27,370	2.90%	0.00% to 0.75%	11.54% to 10.71%
2012	1,498	$12.91 to $16.24	$19,343	0.87%	0.00% to 0.75%	11.20% to 10.33%

SAM Conservative Growth Portfolio Class 1 Division:
2016	3,199	$16.03 to $24.68	$51,320	1.43%	0.00% to 0.75%	7.01% to 6.20%
2015	3,310	$14.98 to $23.24	$49,631	2.23%	0.00% to 0.75%	(1.12)% to (1.86)%
2014	3,246	$15.15 to $23.68	$49,215	1.79%	0.00% to 0.75%	7.45% to 6.67%
2013	2,997	$14.10 to $22.20	$42,299	1.82%	0.00% to 0.75%	23.14% to 22.18%
2012	2,646	$11.45 to $18.17	$30,335	0.46%	0.00% to 0.75%	14.16% to 13.35%

SAM Flexible Income Portfolio Class 1 Division:
2016	1,292	$16.27 to $18.48	$21,032	3.32%	0.00% to 0.75%	7.04% to 6.27%
2015	1,193	$15.20 to $17.39	$18,145	3.61%	0.00% to 0.75%	(1.30)% to (2.08)%
2014	1,064	$15.40 to $17.76	$16,391	3.66%	0.00% to 0.75%	5.99% to 5.28%
2013	992	$14.53 to $16.87	$14,417	3.44%	0.00% to 0.75%	7.79% to 6.91%
2012	1,104	$13.48 to $15.78	$14,882	1.11%	0.00% to 0.75%	10.67% to 9.81%

SAM Strategic Growth Portfolio Class 1 Division:
2016	3,307	$15.82 to $26.41	$52,336	1.42%	0.00% to 0.75%	6.17% to 5.35%
2015	3,395	$14.90 to $25.07	$50,623	2.27%	0.00% to 0.75%	(1.65)% to (2.34)%
2014	3,272	$15.15 to $25.67	$49,595	1.56%	0.00% to 0.75%	8.68% to 7.86%
2013	3,173	$13.94 to $23.80	$44,240	1.41%	0.00% to 0.75%	27.42% to 26.46%
2012	2,934	$10.94 to $18.82	$32,092	0.24%	0.00% to 0.75%	15.52% to 14.69%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Short-Term Income Class 1 Division:
2016	3,560	$12.90 to $12.14	$45,938	2.23%	0.00% to 0.75%	2.14% to 1.34%
2015	2,753	$12.63 to $11.98	$34,776	2.60%	0.00% to 0.75%	0.00% to 0.72%
2014	2,466	$12.54 to $11.98	$30,934	1.72%	0.00% to 0.75%	1.70% to 0.93%
2013	1,905	$12.33 to $11.87	$23,490	1.87%	0.00% to 0.75%	1.15% to 0.42%
2012	1,728	$12.19 to $11.82	$21,065	2.14%	0.00% to 0.75%	5.00% to 4.23%

SmallCap Class 1 Division:
2016 (28)	2,950	$29.97 to $24.40	$88,434	0.25%	0.00% to 0.75%	17.39% to 16.52%
2015	3,293	$25.53 to $20.94	$84,116	0.07%	0.00% to 0.75%	(0.08)% to (0.85)%
2014	1,208	$25.55 to $21.12	$30,861	0.35%	0.00% to 0.75%	4.89% to 4.09%
2013	1,228	$24.36 to $20.29	$29,924	0.33%	0.00% to 0.75%	47.82% to 46.71%
2012	1,262	$16.48 to $13.83	$20,794	–%	0.00% to 0.75%	14.68% to 13.83%

T. Rowe Price Equity Income Portfolio II Division:
2016	117	$19.91	$2,324	2.06%	–%	18.79%
2015	119	$16.76	$2,000	1.52%	–%	(7.100)%
2014	194	$18.04	$3,504	1.51%	–%	7.13%
2013	193	$16.84	$3,247	1.34%	–%	29.44%
2012	132	$13.01	$1,713	1.90%	–%	16.89%

Templeton Developing Markets VIP Class 2 Division:
2016	406	$13.84	$5,616	0.78%	–%	17.49%
2015	441	$11.78	$5,190	2.07%	–%	(19.590)%
2014	438	$14.65	$6,425	1.48%	–%	(8.440)%
2013	446	$16.00	$7,135	2.19%	–%	(0.620)%
2012	409	$16.10	$6,578	1.58%	–%	13.46%

Templeton Foreign VIP Class 2 Division:
2016	1,178	$11.10	$13,080	1.95%	–%	7.14%
2015	1,251	$10.36	$12,960	3.24%	–%	(6.500)%
2014	1,163	$11.08	$12,882	1.88%	–%	(11.080)%
2013	1,082	$12.46	$13,481	2.55%	–%	23.12%
2012	1,132	$10.12	$11,460	3.20%	–%	18.50%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Templeton Global Bond VIP Class 2 Division:
2016	1,082	$15.76 to $15.11	$17,061	–%	0.00% to 0.75%	2.94% to 2.16%
2015	1,199	$15.31 to $14.79	$18,360	7.96%	0.00% to 0.75%	(4.31)% to (5.01)%
2014	1,142	$16.00 to $15.57	$18,280	4.92%	0.00% to 0.75%	1.85% to 1.04%
2013	998	$15.71 to $15.41	$15,688	5.04%	0.00% to 0.75%	1.68% to 0.98%
2012	886	$15.45 to $15.26	$13,682	6.09%	0.00% to 0.75%	15.13% to 14.22%

TOPS Managed Risk Balanced ETF Class 2 Division:
2016	48	$12.12 to $11.71	$577	1.41%	0.00% to 0.75%	6.22% to 5.50%
2015	33	$11.41 to $11.10	$372	1.19%	0.00% to 0.75%	(4.52)% to (5.29)%
2014	31	$11.95 to $11.72	$372	1.09%	0.00% to 0.75%	3.11% to 2.36%
2013	14	$11.59 to $11.45	$162	0.83%	0.00% to 0.75%	7.91% to 7.11%
2012	9	$10.74 to $10.69	$95	0.06%	0.00% to 0.75%	6.65% to 6.16%

TOPS Managed Risk Growth ETF Class 2 Division:
2016	291	$12.23 to $11.81	$3,561	1.67%	0.00% to 0.75%	5.52% to 4.70%
2015	305	$11.59 to $11.28	$3,533	1.42%	0.00% to 0.75%	(9.10)% to (9.76)%
2014	287	$12.75 to $12.50	$3,659	0.87%	0.00% to 0.75%	1.27% to 0.56%
2013	277	$12.59 to $12.43	$3,487	0.91%	0.00% to 0.75%	16.04% to 15.09%
2012	261	$10.85 to $10.80	$2,832	0.03%	0.00% to 0.75%	7.64% to 7.14%

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
2016	130	$12.47 to $12.04	$1,621	1.48%	0.00% to 0.75%	6.31% to 5.52%
2015	123	$11.73 to $11.41	$1,442	1.25%	0.00% to 0.75%	(6.31)% to (7.08)%
2014	108	$12.52 to $12.28	$1,352	1.17%	0.00% to 0.75%	2.79% to 2.08%
2013	22	$12.18 to $12.03	$263	0.84%	0.00% to 0.75%	12.36% to 11.49%
2012	15	$10.84 to $10.79	$158	0.20%	0.00% to 0.75%	7.43% to 7.04%

VanEck Global Hard Assets Class S Division:
2016 (29)	145	$7.21 to $6.91	$1,040	0.27%	0.00% to 0.75%	43.34% to 42.18%
2015	99	$5.03 to $4.86	$497	0.03%	0.00% to 0.75%	(33.55)% to (34.06)%
2014	92	$7.57 to $7.37	$695	–%	0.00% to 0.75%	(19.38)% to (19.98)%
2013	93	$9.39 to $9.21	$874	0.56%	0.00% to 0.75%	10.34% to 9.51%
2012	116	$8.51 to $8.41	$992	0.71%	0.00% to 0.75%	3.03% to 2.31%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
VanEck Global Hard Assets Initial Class Division:
2016 (30)	1,213	$8.49	$10,298	0.35%	–%	43.65%
2015	1,008	$5.91	$5,957	0.03%	–%	(33.450)%
2014	807	$8.88	$7,165	0.08%	–%	(19.050)%
2013	728	$10.97	$7,987	0.66%	–%	10.47%
2012	716	$9.93	$7,104	0.68%	–%	3.44%

Vanguard VIF Balanced Division:
2016	1,833	$29.32	$53,753	2.48%	–%	11.02%
2015	1,890	$26.41	$49,927	2.36%	–%	0.11%
2014	1,877	$26.38	$49,537	2.21%	–%	9.83%
2013	1,844	$24.02	$44,306	2.42%	–%	19.86%
2012	1,990	$20.04	$39,871	2.68%	–%	12.58%

Vanguard VIF Equity Index Division:
2016	4,374	$26.89	$117,629	2.17%	–%	11.81%
2015	4,257	$24.05	$102,385	1.53%	–%	1.26%
2014	3,837	$23.75	$91,124	1.63%	–%	13.53%
2013	3,650	$20.92	$76,375	1.68%	–%	32.15%
2012	3,507	$15.83	$55,521	1.89%	–%	15.89%

Vanguard VIF Mid-Cap Index Division:
2016	1,755	$34.29	$60,191	1.29%	–%	11.11%
2015	1,543	$30.86	$47,630	1.17%	–%	(1.440)%
2014	1,490	$31.31	$46,660	0.85%	–%	13.61%
2013	1,250	$27.56	$34,462	0.99%	–%	34.90%
2012	1,090	$20.43	$22,271	1.09%	–%	15.82%

Wanger International Division:
2016	38	$8.96 to $8.85	$345	1.36%	0.00% to 0.75%	(1.43)% to (2.21)%
2015	14	$9.09 to $9.05	$131	1.65%	0.00% to 0.75%	(9.19)% to (9.59)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

				For the year ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Wells Fargo VT Index Asset Allocation Class 2 Division:
2016 (31)	122	$25.93 to $23.24	$3,162	0.92%	0.00% to 0.75%	7.68% to 6.90%
2015	84	$24.08 to $21.74	$2,015	0.99%	0.00% to 0.75%	1.22% to 0.46%
2014	73	$23.79 to $21.64	$1,727	1.53%	0.00% to 0.75%	18.06% to 17.16%
2013	62	$20.15 to $18.47	$1,242	1.60%	0.00% to 0.75%	19.66% to 18.78%
2012	75	$16.84 to $15.55	$1,255	1.51%	0.00% to 0.75%	13.02% to 12.19%

Wells Fargo VT Omega Growth Class 2 Division:
2016 (32)	294	$20.70 to $19.72	$6,089	–%	0.00% to 0.75%	0.49% to (0.25)%
2015	332	$20.60 to $19.77	$6,840	–%	0.00% to 0.75%	1.38% to 0.61%
2014	346	$20.32 to $19.65	$7,040	–%	0.00% to 0.75%	3.83% to 3.04%
2013	281	$19.57 to $19.07	$5,495	0.12%	0.00% to 0.75%	39.89% to 38.89%
2012	265	$13.99 to $13.73	$3,705	–%	0.00% to 0.75%	20.40% to 19.50%

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the division, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the year ended December 31, 2012.
(5)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the year ended December 31, 2012.
(6)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the year ended December 31, 2013.
(7)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(8)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

(9)	Commencement of operations, March 27, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(10)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(11)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(12)	Commencement of operations, November 6, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(13)	Commencement of operations, February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(14)	Commencement of operations, May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(15)	Commencement of operations, November 18, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(16)	Represented the operations of ClearBridge Mid Cap Core Portfolio Class I Division until May 21, 2016.
(17)	Represented the operations of Bond & Mortgage Securities Class 1 Division until May 21, 2016.
(18)	Represented the operations of MFS VIT Global Equity Service Class Division until May 21, 2016.
(19)	Represented the operations of MFS VIT Growth Service Class Division until May 21, 2016.
(20)	Represented the operations of MFS VIT Inflation-Adjusted Bond Service Class Division until May 21, 2016.
(21)	Represented the operations of MFS VIT MidCap Growth Service Class Division until May 21, 2016.
(22)	Represented the operations of MFS VIT Mid Cap Value Portfolio Service Class Division until May 21, 2016.
(23)	Represented the operations of MFS VIT New Discovery Service Class Division until May 21, 2016.
(24)	Represented the operations of MFS VIT Research International Portfolio Service Class Division until May 21, 2016.
(25)	Represented the operations of MFS VIT Total Return Service Class Division until May 21, 2016.
(26)	Represented the operations of MFS VIT Utilities Service Class Division until May 21, 2016.
(27)	Represented the operations of MFS VIT Value Service Class Division until May 21, 2016.
(28)	Represented the operations of SmallCap Blend Class 1 Division until May 21, 2016.
(29)	Represented the operations of Van Eck Global Hard Assets Class S Division until May 21, 2016.
(30)	Represented the operations of Van Eck Global Hard Assets Initial Class Division until May 21, 2016.
(31)	Represented the operations of Wells Fargo Advantage VT Index Asset Allocation Class 2 Division until May 21, 2016.
(32)	Represented the operations of Wells Fargo Advantage VT Omega Growth Class 2 Division until May 21, 2016.

Following is a list of divisions and corresponding unit values and total return for divisions that had unit values and/or total return outside the ranges indicated above for applicable years.
Division	2016 Unit Value ($)
Diversified International Class 1 Division	24.77
Fidelity VIP Contrafund Initial Class Division	54.92
Fidelity VIP Equity-Income Initial Class Division	37.62
Fidelity VIP High Income Initial Class Division	23.89
Invesco Small Cap Equity Series I Division	18.55
LargeCap Growth Class 1 Division	24.22
LargeCap Growth I Class 1 Division	38.74
LargeCap S&P 500 Index Class 1 Division	22.21
Real Estate Securities Class 1 Division	76.07
SmallCap Class 1 Division	31.18

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	2016 Total Return (%)
Balanced Class 1 Division	5.69
Core Plus Bond Class 1 Division	4.09
Diversified International Class 1 Division	0.36
Fidelity VIP High Income Initial Class Division	14.64
Fidelity VIP Mid Cap Service Class 2 Division	39.59
Invesco Small Cap Equity Series I Division	12.08
LargeCap Growth Class 1 Division	(5.13)
LargeCap S&P 500 Index Class 1 Division	11.61
LargeCap Value Class 1 Division	8.18

Division	2015 Unit Value ($)
Diversified International Class 1 Division	24.68
Fidelity VIP Contrafund Initial Class Division	50.85
Fidelity VIP Equity-Income Initial Class Division	31.87
Fidelity VIP High Income Initial Class Division	20.84
Fidelity VIP Mid Cap Service Class 2 Division	35.37
Invesco Small Cap Equity Series I Division	16.55
LargeCap Growth Class 1 Division	25.53
LargeCap Growth I Class 1 Division	38.26
LargeCap S&P 500 Index Class 1 Division	19.9
Putnam VT Voyager Class IB Division	21.78
Real Estate Securities Class 1 Division	71.87
SmallCap Blend Class 1 Division	26.56

Division	2015 Total Return (%)
Balanced Class 1 Division	0.43
Fidelity VIP Contrafund Initial Class Division	0.67
Fidelity VIP Mid Cap Service Class 2 Division	(1.64)
LargeCap Growth Class 1 Division	4.98

Division	2014 Unit Value ($)
Diversified International Class 1 Division	24.77
Fidelity VIP Contrafund Initial Class Division	50.51
Fidelity VIP Equity-Income Initial Class Division	33.19
Fidelity VIP High Income Initial Class Division	21.63
Fidelity VIP Mid Cap Service Class 2 Division	35.96
Invesco Small Cap Equity Series I Division	17.52
LargeCap Growth Class 1 Division	24.32
LargeCap Growth I Class 1 Division	35.50
LargeCap S&P 500 Index Class 1 Division	19.68
Putnam VT Voyager Class IB Division	23.20
Real Estate Securities Class 1 Division	68.97
SmallCap Blend Class 1 Division	26.59
SmallCap Growth II Class I Division	21.68
SmallCap Value I Class I Division	49.28

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	2014 Total Return (%)
Balanced Class 1 Division	8.82
Bond & Mortgage Securities Class 1 Division	5.24
Diversified International Class 1 Division	(3.20)
Fidelity VIP Equity-Income Initial Class Division	8.71
Fidelity VIP High Income Initial Class Division	1.17
Fidelity VIP Mid Cap Service Class 2 Division	6.05
Invesco Small Cap Equity Series I Division	2.4
LargeCap Growth I Class 1 Division	8.63
LargeCap S&P 500 Index Class 1 Division	13.3
Putnam VT Voyager Class IB Division	9.74

Division	2013 Unit Value ($)
Diversified International Class 1 Division	25.59
Fidelity VIP Contrafund Initial Class Division	45.12
Fidelity VIP Equity-Income Initial Class Division	30.53
Fidelity VIP Mid Cap Service Class 2 Division	33.91
Invesco Small Cap Equity Series I Division	17.11
LargeCap Growth Class 1 Division	21.89
LargeCap Growth I Class 1 Division	32.68
LargeCap S&P 500 Index Class 1 Division	17.37
Putnam VT Voyager Class IB Division	21.14
Real Estate Securities Class 1 Division	51.93
SmallCap Blend Class 1 Division	25.35
SmallCap Growth II Class I Division	20.31
SmallCap Value I Class I Division	45.98

Division	2013 Total Return (%)
Fidelity VIP Equity-Income Initial Class Division	28.17
Fidelity VIP High Income Initial Class Division	5.95
LargeCap Growth Class 1 Division	33.97
LargeCap Growth I Class 1 Division	36.11
LargeCap S&P 500 Index Class 1 Division	32.09
MidCap Class 1 Division	33.94
Real Estate Securities Class 1 Division	4.11

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2016

Division	2012 Unit Value ($)
Asset Allocation Class 1 Division	25.36
Diversified International Class 1 Division	21.55
Fidelity VIP Contrafund Initial Class Division	34.37
Fidelity VIP Equity-Income Initial Class Division	23.82
Fidelity VIP Mid Cap Service Class 2 Division	24.96
Invesco Small Cap Equity Series I Division	12.45
LargeCap Growth Class 1 Division	16.34
LargeCap Growth I Class 1 Division	24.01
LargeCap S&P 500 Index Class 1 Division	13.15
Putnam VT Voyager Class IB Division	14.71
Real Estate Securities Class 1 Division	49.88
SmallCap Blend Class 1 Division	17.15
SmallCap Growth II Class I Division	13.78
SmallCap Value I Class I Division	32.90

Division	2012 Total Return (%)
Balanced Class 1 Division	13.06
Fidelity VIP Mid Cap Service Class 2 Division	14.55
Invesco Small Cap Equity Series I Division	13.91
LargeCap Value Class 1 Division	18.57
Putnam VT Voyager Class IB Division	14.21
Real Estate Securities Class 1 Division	17.17
SmallCap Blend Class 1 Division	14.72
SmallCap Growth II Class 1 Division	16.29
SmallCap Value I Class 1 Division	21.72

7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through April 27, 2017, and determined no items require recognition or disclosure.

Report of Independent Auditors
The Board of Directors and Stockholder
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2016 and 2015, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on page 54-58 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP
Des Moines, Iowa April 25, 2017

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2016	December 31, 2015
	(in millions)
Assets
Fixed maturities, available-for-sale (2016 and 2015 include $232.5 million and $257.4 million related to
consolidated variable interest entities)	$51,252.2	$46,463.4
Fixed maturities, trading (2016 and 2015 include $82.4 million and $100.4 million related to consolidated
variable interest entities)	219.8	538.8
Equity securities, available-for-sale	96.3	101.8
Equity securities, trading	10.7	204.4
Mortgage loans	12,621.0	11,791.0
Real estate (2016 and 2015 include $305.7 million and $354.5 million related to consolidated variable
interest entities)	1,365.2	1,447.2
Policy loans	784.8	786.3
Other investments (2016 and 2015 include $16.9 million and $29.5 million related to consolidated variable
interest entities and $86.2 million and $53.4 million measured at fair value under the fair value option)	1,656.2	1,378.0
Total investments	68,006.2	62,710.9
Cash and cash equivalents	1,490.4	1,905.5
Accrued investment income	563.7	521.8
Premiums due and other receivables	1,394.7	1,496.2
Deferred acquisition costs	3,184.2	3,057.3
Property and equipment	653.1	590.6
Goodwill	227.5	227.5
Other intangibles	125.2	127.7
Separate account assets	103,662.0	94,762.8
Other assets	1,003.1	893.3
Total assets	$180,310.1	$166,293.6

Liabilities
Contractholder funds	$35,337.7	$33,151.6
Future policy benefits and claims	24,320.3	21,838.3
Other policyholder funds	782.0	719.5
Short-term debt	76.5	108.8
Long-term debt (2016 and 2015 include $0.0 million and $42.8 million related to consolidated variable
interest entities)	—	42.8
Income taxes currently payable	4.5	4.4
Deferred income taxes	1,165.9	892.8
Separate account liabilities	103,662.0	94,762.8
Other liabilities (2016 and 2015 include $283.2 million and $345.9 million related to consolidated variable interest entities, of which $59.9 million and $68.1 million are measured at fair value under the fair
value option)	6,721.9	6,518.4
Total liabilities	172,070.8	158,039.4

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,305.6	5,334.4
Retained earnings	2,139.9	2,232.6
Accumulated other comprehensive income	748.4	641.3
Total stockholder's equity attributable to Principal Life Insurance Company	8,196.4	8,210.8
Noncontrolling interest	42.9	43.4
Total stockholder's equity	8,239.3	8,254.2
Total liabilities and stockholder's equity	$180,310.1	$166,293.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Revenues
Premiums and other considerations	$5,024.5	$5,057.4	$3,497.2
Fees and other revenues	2,513.8	2,537.3	2,392.7
Net investment income	2,785.4	2,552.0	2,663.5
Net realized capital gains, excluding impairment losses on
available-for-sale securities	196.3	4.0	136.4
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	(93.7)	(0.8)	28.5
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from other comprehensive
income	(3.1)	(29.2)	(102.2)
Net impairment losses on available-for-sale securities	(96.8)	(30.0)	(73.7)
Net realized capital gains (losses)	99.5	(26.0)	62.7
Total revenues	10,423.2	10,120.7	8,616.1
Expenses
Benefits, claims and settlement expenses	6,339.5	6,135.1	4,610.0
Dividends to policyholders	156.6	163.5	177.4
Operating expenses	2,528.8	2,598.8	2,603.2
Total expenses	9,024.9	8,897.4	7,390.6
Income before income taxes	1,398.3	1,223.3	1,225.5
Income taxes	285.0	281.9	243.0
Net income	1,113.3	941.4	982.5
Net income attributable to noncontrolling interest	26.6	10.8	30.0
Net income attributable to Principal Life Insurance Company	$1,086.7	$930.6	$952.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Net income	$1,113.3	$941.4	$982.5
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	103.8	(447.7)	261.2
Noncredit component of impairment losses on fixed maturities, available-for-sale	0.3	18.8	61.9
Net unrealized gains on derivative instruments	10.2	14.3	56.6
Foreign currency translation adjustment	—	(0.1)	(3.7)
Net unrecognized postretirement benefit obligation	2.9	(30.8)	(8.0)
Other comprehensive income (loss)	117.2	(445.5)	368.0
Comprehensive income	1,230.5	495.9	1,350.5
Comprehensive income attributable to noncontrolling interest	26.6	10.7	28.7
Comprehensive income attributable to Principal Life Insurance Company	$1,203.9	$485.2	$1,321.8

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2014	$2.5	$5,505.0	$1,738.1	$495.7	$38.2	$7,779.5
Capital distributions to parent	—	(17.7)	—	—	—	(17.7)
Stock-based compensation and
additional related tax benefits	—	50.3	(3.7)	—	—	46.6
Dividends to parent	—	—	(850.0)	—	—	(850.0)
Distributions to noncontrolling interest	—	—	—	—	(22.7)	(22.7)
Contributions from noncontrolling
interest	—	—	—	—	7.4	7.4
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(14.9)	(19.7)	—	—	(34.6)
Net assets transferred to affiliate due to change in
benefit plan sponsorship	—	(247.7)	—	221.7	—	(26.0)
Net income (1)	—	—	952.5	—	20.3	972.8
Other comprehensive income (1)	—	—	—	369.3	—	369.3
Balances as of December 31, 2014	2.5	5,275.0	1,817.2	1,086.7	43.2	8,224.6
Capital distributions to parent	—	(25.5)	—	—	—	(25.5)
Stock-based compensation and additional related
tax benefits	—	57.0	(3.9)	—	0.1	53.2
Transfer to affiliate	—	44.4	(8.2)	—	—	36.2
Dividends to parent	—	—	(503.1)	—	—	(503.1)
Distributions to noncontrolling interest	—	—	—	—	(14.1)	(14.1)
Contributions from noncontrolling interest	—	—	—	—	7.7	7.7
Purchase of subsidiary shares from noncontrolling
interest	—	(16.5)	—	—	(3.5)	(20.0)
Net income (1)	—	—	930.6	—	10.0	940.6
Other comprehensive loss (1)	—	—	—	(445.4)	—	(445.4)
Balances as of December 31, 2015	2.5	5,334.4	2,232.6	641.3	43.4	8,254.2
Capital distributions to parent	—	(20.0)	—	—	—	(20.0)
Stock-based compensation and additional related
tax benefits	—	59.7	(4.4)	—	0.4	55.7
Dividends to parent	—	—	(1,175.0)	—	—	(1,175.0)
Distributions to noncontrolling interest	—	—	—	—	(33.0)	(33.0)
Contributions from noncontrolling interest	—	—	—	—	5.5	5.5
Net assets transferred to affiliate due to change in
benefit plan sponsorship	—	(68.5)	—	(10.1)	—	(78.6)
Net income	—	—	1,086.7	—	26.6	1,113.3
Other comprehensive income	—	—	—	117.2	—	117.2
Balances as of December 31, 2016	$2.5	$5,305.6	$2,139.9	$748.4	$42.9	$8,239.3

(1) Excludes amounts attributable to redeemable noncontrolling interest. See Note 14, Stockholder's Equity, for further details.

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows
	For the year ended December 31,
	2016	2015	2014
	(in millions)
Operating activities
Net income	$1,113.3	$941.4	$982.5
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs	262.6	251.7	348.5
Additions to deferred acquisition costs	(377.7)	(356.5)	(347.4)
Accrued investment income	(41.9)	(24.5)	25.9
Net cash flows for trading securities	301.9	(166.3)	14.4
Premiums due and other receivables	108.0	(202.6)	34.5
Contractholder and policyholder liabilities and dividends	2,019.5	2,924.9	1,488.2
Current and deferred income taxes	69.5	100.2	239.3
Net realized capital (gains) losses	(99.5)	26.0	(62.7)
Depreciation and amortization expense	117.8	110.3	107.1
Mortgage loans held for sale, sold or repaid, net of gain	—	—	43.3
Real estate acquired through operating activities	(58.2)	(43.9)	(49.4)
Real estate sold through operating activities	227.6	51.9	158.0
Stock-based compensation	54.7	53.4	47.5
Other	590.0	640.2	172.3
Net adjustments	3,174.3	3,364.8	2,219.5
Net cash provided by operating activities	4,287.6	4,306.2	3,202.0
Investing activities
Available-for-sale securities:
Purchases	(13,308.7)	(9,314.6)	(8,598.2)
Sales	1,368.7	1,069.5	2,100.1
Maturities	7,562.0	6,475.9	6,047.1
Mortgage loans acquired or originated	(2,798.9)	(2,177.2)	(2,081.6)
Mortgage loans sold or repaid	1,968.1	1,532.7	1,671.6
Real estate acquired	(109.7)	(322.0)	(281.7)
Net purchases of property and equipment	(133.4)	(128.7)	(117.9)
Net change in other investments	(125.3)	203.8	266.2
Net cash used in investing activities	(5,577.2)	(2,660.6)	(994.4)
Financing activities
Proceeds from financing element derivatives	0.4	0.3	15.1
Payments for financing element derivatives	(87.7)	(82.0)	(58.0)
Excess tax benefits from share-based payment arrangements	7.8	11.0	6.8
Purchase of subsidiary shares from noncontrolling interest	—	(21.7)	(179.9)
Dividends paid to parent	(1,175.0)	(503.1)	(850.0)
Capital contributions from (distributions to) parent	(20.0)	18.9	(17.7)
Issuance of long-term debt	12.0	13.2	38.5
Principal repayments of long-term debt	(54.8)	(52.6)	(100.1)
Net repayments of short-term borrowings	(32.3)	(45.7)	(137.9)
Investment contract deposits	10,462.4	6,214.8	5,349.1
Investment contract withdrawals	(8,373.3)	(6,655.5)	(7,088.8)
Net increase in banking operation deposits	129.0	91.1	30.7
Other	6.0	(2.8)	(13.0)
Net cash provided by (used in) financing activities	874.5	(1,014.1)	(3,005.2)
Net increase (decrease) in cash and cash equivalents	(415.1)	631.5	(797.6)
Cash and cash equivalents at beginning of period	1,905.5	1,274.0	2,071.6
Cash and cash equivalents at end of period	$1,490.4	$1,905.5	$1,274.0
Supplemental information:
Cash paid for interest	$0.3	$0.1	$5.3
Cash paid for income taxes	$189.2	$154.5	$9.0
Supplemental disclosure of non-cash activities:
Assets received in kind for pension risk transfer transactions	$594.3	$—	$—
Note receivable from parent in consideration of subsidiaries transferred to parent	$—	$156.0	$—
Assets transferred to parent due to change in benefit plan sponsorship	$304.1	$—	$308.2
Liabilities assumed by parent due to change in benefit plan sponsorship	$(225.5)	$—	$(282.2)
See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement, asset management and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

We evaluated subsequent events through April 25, 2017, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Goodwill impairment testing
This authoritative guidance is to simplify how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. Early adoption is permitted.

	January 1, 2020	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities. This guidance also expands the required credit loss disclosures and will be applied using a modified retrospective approach by recording a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. Early adoption is permitted.

January 1, 2020
We are currently evaluating the impact this guidance will have on our consolidated financial statements. We believe estimated credit losses under the CECL model will generally result in earlier loss recognition for loans and other receivables.

Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the balance sheet. The concept of an operating lease, where the lease assets and liabilities are off balance sheet, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, which includes certain optional practical expedients that may be elected. Early adoption is permitted.

	January 1, 2019	This guidance will require us to add our operating leases to the balance sheet. We are currently evaluating other impacts this guidance will have on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively. Early application is permitted in certain circumstances.
	January 1, 2018	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The primary focus of this guidance is to supersede the guidance to classify equity securities with readily determinable fair values into different categories (trading or available-for-sale) and requires equity securities to be measured at fair value with changes in the fair value recognized through net income. This guidance requires adoption through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

January 1, 2018
We are currently evaluating the impact this guidance will have on our consolidated financial statements. As of December 31, 2016, we do not hold material equity securities accounted for at fair value through other comprehensive income that will be accounted for at fair value through net income under the updated guidance. This change is not expected to have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance (excluding insurance) currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We are currently evaluating the impact this guidance will have on our consolidated financial statements. Only a portion of our revenues are impacted by this guidance because the guidance does not apply to revenue on contracts accounted for under the financial instruments or insurance contracts standards. Our evaluation process includes, but is not limited to, identifying contracts within the scope of the guidance, reviewing and documenting our accounting for these contracts, and identifying and determining the accounting for any related contract costs.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption with early adoption permitted.

	January 1, 2018	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Employee share-based payment accounting
This authoritative guidance changes certain aspects of accounting for and reporting share-based payments to employees including changes related to the income tax effects of share-based payments, tax withholding requirements and accounting for forfeitures. Various transition methods will apply depending on the situation being addressed.

	January 1, 2017	The guidance will be adopted prospectively as indicated by the guidance for each area of change and will not have a material impact on our consolidated financial statements.
Standards adopted:
Short-duration insurance contracts This authoritative guidance requires additional disclosures related to short-duration insurance contracts.	December 31, 2016	The disclosure requirements of this guidance were adopted retrospectively. See Note 9, Insurance Liabilities, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Net asset value per share as a practical expedient for fair value
This authoritative guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.
Simplifying the presentation of debt issuance costs
This authoritative guidance requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements.
Consolidations
This authoritative guidance makes changes to both the variable interest and voting interest consolidation models and eliminates the investment company deferral for portions of the variable interest model. The amendments in the standard impact the consolidation analysis for interests in investment companies and limited partnerships and similar entities.

	January 1, 2016	The guidance was adopted using the modified retrospective approach. See Note 4, Variable Interest Entities, for further details.
Discontinued operations
This authoritative guidance amends the definition of discontinued operations and requires entities to provide additional disclosures associated with discontinued operations, as well as disposal transactions that do not meet the discontinued operations criteria. The guidance requires discontinued operations treatment for disposals of a component or group of components of an entity that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The guidance also expands the scope to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

	January 1, 2015	This guidance was adopted prospectively and did not have a material impact on our consolidated financial statements.
Fair value of financial assets and liabilities of a consolidated collateralized financing entity
This authoritative guidance provides a measurement alternative for a reporting entity to measure both the financial assets and financial liabilities of consolidated collateralized financing entities ("CCFEs") using the more observable of the fair value of the financial assets or of the financial liabilities for both the financial assets and financial liabilities.

	January 1, 2015	This guidance was adopted using a modified retrospective approach and did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.
Foreign currency cumulative translation adjustment
This authoritative guidance clarifies how the cumulative translation adjustment related to a parent’s investment in a foreign entity should be released when certain transactions related to the foreign entity occur.
	January 1, 2014	The guidance was adopted prospectively and did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in other comprehensive income (“OCI”). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $128.7 million and $166.8 million as of December 31, 2016 and 2015, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on sponsored investment funds, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected. See Note 15, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Accounting and Financial Statement Presentation

We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of accumulated other comprehensive income (“AOCI”) related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life, term life insurance, participating traditional individual life insurance, group life insurance, health insurance and disability income policies, as well as a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 8%, 9% and 11% of our life insurance in force and 33%, 36% and 40% of the number of life insurance policies in force as of December 31, 2016, 2015 and 2014, respectively. Participating business represented approximately 43%, 49% and 53% of life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).

The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

Short-Duration Contracts

We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”) and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

We have defined claim frequency as follows for each short-duration product:

•	LTD: Claim frequency is based on submitted reserve claim counts.

•	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.

•	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.

•	STD: Claim frequency is based on submitted claims.

•	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2016.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the lives of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs. DAC for participating life insurance policies are amortized in proportion to estimated gross margins. DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Long-Term Debt

Long-term debt included notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt were classified as long-term debt in our consolidated statements of financial position.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2016 and 2015, we had $412.4 million and $397.5 million of net ceded reinsurance recoverables related to claims that have been received, respectively. As of December 31, 2016 and 2015, $390.5 million, or 95%, and $379.4 million, or 95%, were with our five largest ceded reinsurers, respectively. Our total amount recoverable from reinsurers includes net ceded reinsurance recoverables related to claims that have been received and reserves ceded to reinsurers; however, it does not reflect potentially offsetting impacts of collateral. As of December 31, 2016 and 2015, the total amount recoverable from reinsurers was $837.1 million and $857.3 million, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Premiums and other considerations:
Direct	$5,254.2	$5,275.8	$3,755.4
Assumed	226.0	183.2	143.9
Ceded	(455.7)	(401.6)	(402.1)
Net premiums and other considerations	$5,024.5	$5,057.4	$3,497.2

Benefits, claims and settlement expenses:
Direct	$6,298.8	$6,355.4	$4,650.6
Assumed	356.9	306.0	289.6
Ceded	(316.2)	(526.3)	(330.2)
Net benefits, claims and settlement expenses	$6,339.5	$6,135.1	$4,610.0

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

As of December 31, 2016 and 2015, the separate accounts included a separate account valued at $158.4 million and $158.2 million, respectively, which primarily included shares of PFG’s common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Our ultimate parent, PFG files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states and foreign jurisdictions in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level, which is a business one level below the operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2. Related Party Transactions

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2016, 2015 and 2014, we received $272.7 million, $266.7 million and $327.1 million, respectively, of expense reimbursements from affiliated entities.

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $420.1 million and $385.0 million as of December 31, 2016 and 2015, respectively, and earned interest of $2.1 million, $0.5 million and $0.3 million during 2016, 2015 and 2014, respectively.

We have short-term affiliated debt with our parent. See Note 10, Debt, for additional information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $2,517.8 million and $2,166.9 million as of December 31, 2016 and 2015, respectively. In addition, we recognized premiums and other fees of $404.3 million, $337.4 million and $278.1 million for the years ended December 31, 2016, 2015 and 2014, respectively, associated with this agreement. Furthermore, we recognized expenses of $565.0 million, $493.6 million and $473.1 million for the years ended December 31, 2016, 2015 and 2014, respectively, associated with this agreement.

We receive commission fees, distribution and services fees from Principal Securities, Inc. and Principal Management Corporation for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $409.0 million, $446.1 million and $377.4 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $58.8 million, $64.4 million and $66.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Effective December 2016, PFG became the sponsor of the qualified and nonqualified defined contribution plans for both employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses of $3.8 million from PFG during 2016 after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.

Effective December 2016, PFG also became the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses of $0.3 million from PFG during 2016 after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.

In connection with the change in sponsorships in December 2016, we transferred $227.5 million of assets to PFG and PFG assumed $225.5 million of liabilities from us. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the defined contribution and deferred compensation plan sponsorship changes.

Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $4.1 million net postretirement benefit asset for the overfunded status of the plans to PFG. See Note 12, Employee and Agent Benefits, for further details.

Effective November 2014, PFG became the sponsor of the defined benefit pension plans for both employees and individual field agents. Prior to November 2014, we were the sponsor of these plans. We were allocated $48.4 million and $74.1 million of pension expense from PFG during 2016 and 2015, respectively, and $9.6 million during 2014 after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.

During 2015, we transferred our ownership interests in PGI Finisterre Holding Company Ltd., Finisterre Holdings Limited, Finisterre Capital LLP, PGI Origin Holding Company Ltd. and Origin Asset Management LLP to PFSI. We received a $156.0 million 10-year note from PFSI for the carrying value of those subsidiaries. The note bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year. Our ultimate parent, PFG, is a guarantor of the note. We recorded interest income of $6.0 million and less than $0.1 million for the years ended December 31, 2016 and 2015, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

3. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Income	Global	Insurance
	Solutions	Investors	Solutions	Consolidated
	(in millions)
Balance as of January 1, 2015	$18.7	$220.7	$56.4	$295.8
Transfer to affiliate (1)	—	(68.3)	—	(68.3)
Balance as of December 31, 2015	$18.7	$152.4	$56.4	$227.5

Balance as of December 31, 2016	$18.7	$152.4	$56.4	$227.5

(1)	See Note 2, Related Party Transactions, for further details.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2016	2015
	(in millions)
Gross carrying value	$54.8	$54.8
Accumulated amortization	24.1	21.6
Net carrying value	$30.7	$33.2

During 2016, 2015 and 2014, we fully amortized finite lived intangible assets of $0.0 million, $0.5 million and $15.8 million, respectively.

The amortization expense for intangible assets with finite useful lives was $2.5 million, $4.0 million and $6.7 million for 2016, 2015 and 2014, respectively. As of December 31, 2016, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2017	$3.6
2018	3.4
2019	3.3
2020	3.2
2021	2.3

Indefinite Lived Intangible Assets

The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2016 and 2015. This represents our share of the purchase price from our parent’s 2006 acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization based on the fact that we will benefit from our parent’s acquisition.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2016 and December 31, 2015.

Adoption of New Consolidation Guidance

Both the variable interest and voting interest consolidation models were changed under authoritative guidance effective January 1, 2016. The guidance eliminated the investment company deferral for portions of the variable interest model. Prior to January 1, 2016, the primary beneficiary of an investment company VIE was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance requires all VIEs to be assessed under one method to determine the primary beneficiary.

The determination of whether interests in limited partnerships and similar entities are VIEs or VOEs has also changed under the pronouncement, by requiring evaluation of the equity holders’ rights to determine if they have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. Limited partnerships and similar entities without these rights are VIEs.

We adopted the guidance using the modified retrospective approach effective January 1, 2016. Under the modified retrospective approach, the cumulative effect of initially applying the new guidance is recognized as of the date of initial application, and comparative periods are not restated. The changes resulting from the adoption were:

•
We invest in partnerships and other funds. Prior to new accounting guidance certain of these investments were VOEs. Upon adoption of new accounting guidance, some of these investments are now considered VIEs. We are not the primary beneficiary of these VIEs.

•
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures were considered VIEs prior to new accounting guidance, and we had a variable interest. We were not the primary beneficiary of these entities as we did not have the obligation to absorb losses or the right to receive benefits of the entities that could be potentially significant to the VIE. Subsequent to new accounting guidance, we no longer consider our fees a variable interest for those investment structures where our fees are deemed to be commensurate with the services provided, consistent with fees for similar services negotiated at arms-length, and we do not have additional interests in the entity that would absorb a significant amount of the entity’s expected losses and expected residual returns of the entity.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated their cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our significant continuing interest in the trusts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Collateralized Private Investment Vehicles

We invest in cash and synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as "collateralized private investment vehicles"). The performance of the notes of these synthetic structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for one of these synthetic entities because we act as the investment manager of the underlying portfolio and we have the power to make decisions and to receive benefits and the obligation to absorb losses that could be potentially significant to the VIE.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities ("CMBS") certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick-out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2016		December 31, 2015
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trusts (1)	$233.3	$212.3	$257.9	$231.8
Collateralized private investment vehicles (2)	82.4	61.5	100.4	85.9
CMBS	12.5	—	18.4	—
Real estate (3)	329.2	26.8	384.2	71.3
Total	$657.4	$300.6	$760.9	$389.0

(1)
The assets of grantor trusts are primarily fixed maturities, available-for-sale. The liabilities are primarily other liabilities that reflect an embedded derivative of the forecasted transaction to deliver the underlying securities.

(2)
The assets of the collateralized private investment vehicles are primarily fixed maturities, trading. The liabilities include derivative liabilities and an obligation to redeem notes at maturity or termination of the trusts, which are reported in other liabilities.

(3)
The assets of the real estate VIEs primarily include real estate, other investments and cash. Liabilities primarily include other liabilities. Liabilities also included long-term debt as of December 31, 2015.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Unconsolidated Variable Interest Entities

Invested Securities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain CMBS, residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2016
Fixed maturities, available-for-sale:
Corporate	$368.4	$298.6
Residential mortgage-backed pass-through securities	2,822.6	2,786.8
Commercial mortgage-backed securities	4,060.2	4,116.2
Collateralized debt obligations	758.1	779.6
Other debt obligations	5,021.0	5,033.6
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	19.9	19.9
Commercial mortgage-backed securities	1.9	1.9
Collateralized debt obligations	10.6	10.6
Other investments:
Other limited partnership and fund interests	613.6	1,014.1

December 31, 2015
Fixed maturities, available-for-sale:
Corporate	$453.4	$359.8
Residential mortgage-backed pass-through securities	2,614.2	2,537.2
Commercial mortgage-backed securities	3,850.0	3,862.2
Collateralized debt obligations	663.6	688.8
Other debt obligations	4,471.5	4,467.7
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	25.9	25.9
Commercial mortgage-backed securities	2.3	2.3
Collateralized debt obligations	35.1	35.1
Other investments:
Other limited partnership and fund interests	215.8	215.8

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

5. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale were as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2016
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,398.1	$17.2	$10.7	$1,404.6	$—
Non-U.S. governments	475.0	71.7	4.6	542.1	—
States and political subdivisions	5,431.6	190.8	86.8	5,535.6	1.1
Corporate	29,873.9	1,523.4	321.3	31,076.0	13.9
Residential mortgage-backed pass-through securities	2,786.8	66.4	30.6	2,822.6	—
Commercial mortgage-backed securities	4,116.2	31.0	87.0	4,060.2	77.5
Collateralized debt obligations	779.6	2.8	24.3	758.1	0.3
Other debt obligations	5,065.7	37.1	49.8	5,053.0	50.3
Total fixed maturities, available-for-sale	$49,926.9	$1,940.4	$615.1	$51,252.2	$143.1
Total equity securities, available-for-sale	$103.7	$3.5	$10.9	$96.3
December 31, 2015
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,423.5	$23.4	$8.2	$1,438.7	$—
Non-U.S. governments	349.7	77.1	2.8	424.0	—
States and political subdivisions	4,450.6	232.9	19.2	4,664.3	—
Corporate	27,552.7	1,317.8	595.4	28,275.1	6.0
Residential mortgage-backed pass-through securities	2,537.1	89.0	11.9	2,614.2	—
Commercial mortgage-backed securities	3,862.2	65.3	77.5	3,850.0	80.7
Collateralized debt obligations	688.8	1.4	26.6	663.6	1.3
Other debt obligations	4,529.7	39.2	35.4	4,533.5	58.2
Total fixed maturities, available-for-sale	$45,394.3	$1,846.1	$777.0	$46,463.4	$146.2
Total equity securities, available-for-sale	$110.2	$5.8	$14.2	$101.8

(1)
Excludes $119.5 million and $131.5 million as of December 31, 2016 and December 31, 2015, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2016, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$3,118.7	$3,132.7
Due after one year through five years	11,968.7	12,337.4
Due after five years through ten years	8,067.2	8,246.6
Due after ten years	14,024.0	14,841.6
Subtotal	37,178.6	38,558.3
Mortgage-backed and other asset-backed securities	12,748.3	12,693.9
Total	$49,926.9	$51,252.2

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale	$2,048.6	$1,923.4	$2,017.0
Fixed maturities, trading	11.4	11.6	12.2
Equity securities, available-for-sale	5.4	5.6	5.4
Equity securities, trading	11.6	9.8	6.5
Mortgage loans	533.7	525.7	563.4
Real estate	127.7	96.6	103.2
Policy loans	41.3	41.4	43.8
Cash and cash equivalents	8.3	4.3	3.7
Derivatives (1)	(36.1)	(66.6)	(87.9)
Other	114.8	75.1	71.1
Total	2,866.7	2,626.9	2,738.4
Investment expenses	(81.3)	(74.9)	(74.9)
Net investment income	$2,785.4	$2,552.0	$2,663.5

(1) Relates to periodic settlements of derivatives used in fair value and cash flow hedges of fixed maturities, available-for-
sale. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$56.6	$17.0	$49.5
Gross losses	(22.4)	(4.3)	(23.8)
Net impairment losses	(95.1)	(30.3)	(83.7)
Hedging, net	(37.9)	(58.3)	(21.4)
Fixed maturities, trading	(5.0)	(6.1)	8.8
Equity securities, available-for-sale:
Net impairment (losses) recoveries	(1.7)	0.3	10.0
Equity securities, trading	(5.3)	(8.2)	10.7
Mortgage loans	4.4	(0.3)	(9.4)
Derivatives	198.8	82.5	60.3
Other	7.1	(18.3)	61.7
Net realized capital gains (losses)	$99.5	$(26.0)	$62.7

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,370.0 million, $1,059.6 million and $2,068.9 million in 2016, 2015 and 2014, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale	$(92.0)	$(1.1)	$18.5
Equity securities, available-for-sale	(1.7)	0.3	10.0
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(93.7)	(0.8)	28.5
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(3.1)	(29.2)	(102.2)
Net impairment losses on available-for-sale securities	$(96.8)	$(30.0)	$(73.7)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Beginning balance	$(128.0)	$(140.3)	$(235.4)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(41.9)	(6.1)	(7.2)
Credit losses for which an other-than-temporary impairment was
previously recognized	(31.7)	(13.8)	(67.4)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	60.5	24.7	163.1
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	6.4	7.5	6.6
Ending balance	$(134.7)	$(128.0)	$(140.3)

(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2016
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$555.3	$10.7	$8.2	$—	$563.5	$10.7
Non-U.S. governments	159.2	4.6	—	—	159.2	4.6
States and political subdivisions	2,222.1	86.3	4.8	0.5	2,226.9	86.8
Corporate	6,243.6	179.4	1,156.5	141.9	7,400.1	321.3
Residential mortgage-backed pass-
through securities	1,265.6	29.8	16.0	0.8	1,281.6	30.6
Commercial mortgage-backed
securities	1,615.6	40.1	612.5	46.9	2,228.1	87.0
Collateralized debt obligations	265.7	0.9	195.6	23.4	461.3	24.3
Other debt obligations	2,222.3	32.8	375.9	17.0	2,598.2	49.8
Total fixed maturities, available-for-sale	$14,549.4	$384.6	$2,369.5	$230.5	$16,918.9	$615.1
Total equity securities, available-for-sale	$18.2	$0.4	$35.4	$10.5	$53.6	$10.9
Our consolidated portfolio consisted of available-for-sale fixed maturities where 94% were investment grade (rated AAA through BBB-) with an average price of 96 (carrying value/amortized cost) as of December 31, 2016. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2016, primarily due to tightening of credit spreads, partially offset by an increase in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,911 securities reflecting an average price of 97 as of December 31, 2016. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2016, with associated unrealized losses of $374.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 453 securities reflecting an average price of 91 and an average credit rating of A- as of December 31, 2016. The corporate sector accounted for $141.9 million in unrealized losses with an average price of 89 and an average credit rating of BBB-. The remaining unrealized losses consisted primarily of $46.9 million within the commercial mortgage-backed securities sector with an average price of 93 and an average credit rating of AA-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2016.

	December 31, 2015
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$539.2	$7.5	$40.5	$0.7	$579.7	$8.2
Non-U.S. governments	55.1	2.8	—	—	55.1	2.8
States and political subdivisions	677.6	18.8	6.5	0.4	684.1	19.2
Corporate	7,441.3	291.1	1,244.2	304.3	8,685.5	595.4
Residential mortgage-backed pass-
through securities	656.7	6.7	147.9	5.2	804.6	11.9
Commercial mortgage-backed
securities	1,419.8	26.8	299.5	50.7	1,719.3	77.5
Collateralized debt obligations	424.9	3.8	164.0	22.8	588.9	26.6
Other debt obligations	2,459.3	18.8	403.5	16.6	2,862.8	35.4
Total fixed maturities, available-for-sale	$13,673.9	$376.3	$2,306.1	$400.7	$15,980.0	$777.0
Total equity securities, available-for-sale	$0.8	$1.0	$32.7	$13.2	$33.5	$14.2

Our consolidated portfolio consisted of available-for-sale fixed maturities where 87% were investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost) as of December 31, 2015. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2015, primarily due to an increase in interest rates and widening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,725 securities reflecting an average price of 97 as of December 31, 2015. Of this portfolio, 90% was investment grade (rated AAA through BBB-) as of December 31, 2015, with associated unrealized losses of $298.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 404 securities reflecting an average price of 85 and an average credit rating of BBB+ as of December 31, 2015. The corporate sector accounted for $304.2 million in unrealized losses with an average price of 80 and an average credit rating of BBB-. The remaining unrealized losses consisted primarily of $50.7 million within the commercial mortgage-backed securities sector with an average price of 86 and an average credit rating of BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2015.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities, the noncredit component of impairment losses on fixed maturities available-for-sale and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances and applicable income taxes was as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$1,387.7	$1,153.0
Noncredit component of impairment losses on fixed maturities, available-for-sale	(143.1)	(146.2)
Net unrealized losses on equity securities, available-for-sale	(7.4)	(8.4)
Adjustments for assumed changes in amortization patterns	(121.9)	(127.0)
Adjustments for assumed changes in policyholder liabilities	(237.0)	(214.2)
Net unrealized gains on derivative instruments	212.8	217.0
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	29.0	70.4
Provision for deferred income taxes	(390.6)	(329.4)
Net unrealized gains on available-for-sale securities and derivative instruments	$729.5	$615.2

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Commercial mortgage loans	$11,968.0	$11,222.4
Residential mortgage loans	697.5	620.0
Total amortized cost	12,665.5	11,842.4

Valuation allowance	(44.5)	(51.4)
Total carrying value	$12,621.0	$11,791.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Commercial mortgage loans:
Purchased	$120.5	$193.6	$57.3
Sold	—	1.0	0.2
Residential mortgage loans:
Purchased	242.9	227.3	99.0
Sold	—	—	34.6

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2016		December 31, 2015
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$532.1	4.4%	$509.4	4.5%
Middle Atlantic	3,317.3	27.7	3,075.6	27.4
East North Central	652.6	5.5	451.8	4.0
West North Central	185.6	1.6	264.3	2.4
South Atlantic	2,189.5	18.3	2,072.7	18.5
East South Central	239.3	2.0	215.1	1.9
West South Central	1,211.7	10.1	1,120.6	10.0
Mountain	932.6	7.8	898.8	8.0
Pacific	2,707.3	22.6	2,614.1	23.3
Total	$11,968.0	100.0%	$11,222.4	100.0%

Property type distribution
Office	$4,417.6	36.9%	$4,010.0	35.7%
Retail	2,671.1	22.3	2,521.6	22.5
Industrial	1,802.4	15.1	1,840.9	16.4
Apartments	2,741.4	22.9	2,474.2	22.0
Hotel	260.7	2.2	320.5	2.9
Mixed use/other	74.8	0.6	55.2	0.5
Total	$11,968.0	100.0%	$11,222.4	100.0%

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $165.6 million and $218.8 million and first lien mortgages with an amortized cost of $531.9 million and $401.2 million as of December 31, 2016 and December 31, 2015, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2016
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$10,565.5	$158.5	$10,724.0
BBB+ thru BBB-	1,008.2	100.6	1,108.8
BB+ thru BB-	133.8	—	133.8
B+ and below	0.5	0.9	1.4
Total	$11,708.0	$260.0	$11,968.0

	December 31, 2015
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$9,825.3	$224.0	$10,049.3
BBB+ thru BBB-	870.1	119.5	989.6
BB+ thru BB-	158.6	0.1	158.7
B+ and below	24.1	0.7	24.8
Total	$10,878.1	$344.3	$11,222.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2016
	Home equity	First liens	Total
	(in millions)
Performing	$156.8	$528.5	$685.3
Non-performing	8.8	3.4	12.2
Total	$165.6	$531.9	$697.5

	December 31, 2015
	Home equity	First liens	Total
	(in millions)
Performing	$208.0	$396.0	$604.0
Non-performing	10.8	5.2	16.0
Total	$218.8	$401.2	$620.0

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Residential:
Home equity	$8.8	$10.8
First liens	3.4	5.2
Total	$12.2	$16.0

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2016
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$11,708.0	$11,708.0
Commercial-CTL	—	—	—	—	260.0	260.0
Residential-home equity	1.9	1.1	1.4	4.4	161.2	165.6
Residential-first liens	1.5	0.8	2.2	4.5	527.4	531.9
Total	$3.4	$1.9	$3.6	$8.9	$12,656.6	$12,665.5

	December 31, 2015
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$10,878.1	$10,878.1
Commercial-CTL	—	—	—	—	344.3	344.3
Residential-home equity	2.0	1.0	0.6	3.6	215.2	218.8
Residential-first liens	—	0.1	4.0	4.1	397.1	401.2
Total	$2.0	$1.1	$4.6	$7.7	$11,834.7	$11,842.4

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2016 or December 31, 2015.

Mortgage Loan Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2016
Beginning balance	$27.5	$23.9	$51.4
Provision	1.4	(5.6)	(4.2)
Charge-offs	(1.5)	(4.8)	(6.3)
Recoveries	—	3.6	3.6
Ending balance	$27.4	$17.1	$44.5
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$5.9	$5.9
Collectively evaluated for impairment	27.4	11.2	38.6
Allowance ending balance	$27.4	$17.1	$44.5
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$19.2	$19.2
Collectively evaluated for impairment	11,968.0	678.3	12,646.3
Loan ending balance	$11,968.0	$697.5	$12,665.5

For the year ended December 31, 2015
Beginning balance	$26.9	$29.1	$56.0
Provision	3.9	0.1	4.0
Charge-offs	(3.4)	(8.9)	(12.3)
Recoveries	0.1	3.6	3.7
Ending balance	$27.5	$23.9	$51.4
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$7.5	$7.5
Collectively evaluated for impairment	27.5	16.4	43.9
Allowance ending balance	$27.5	$23.9	$51.4
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$23.1	$23.1
Collectively evaluated for impairment	11,222.4	596.9	11,819.3
Loan ending balance	$11,222.4	$620.0	$11,842.4

For the year ended December 31, 2014
Beginning balance	$28.7	$40.3	$69.0
Provision	(0.9)	7.9	7.0
Charge-offs	(0.9)	(22.7)	(23.6)
Recoveries	—	3.6	3.6
Ending balance	$26.9	$29.1	$56.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$8.8	$11.2
Collectively evaluated for impairment	24.5	20.3	44.8
Allowance ending balance	$26.9	$29.1	$56.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$26.4	$30.8
Collectively evaluated for impairment	10,679.6	510.0	11,189.6
Loan ending balance	$10,684.0	$536.4	$11,220.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2016
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$1.5	$1.5	$—
With an allowance recorded:
Residential-home equity	13.0	14.1	5.5
Residential-first liens	4.7	4.5	0.4
Total:
Residential	$19.2	$20.1	$5.9

	December 31, 2015
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$3.6	$3.6	$—
With an allowance recorded:
Residential-home equity	13.7	14.8	7.0
Residential-first liens	5.8	5.8	0.5
Total:
Residential	$23.1	$24.2	$7.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2016
With no related allowance recorded:
Residential-first liens	$2.6	$—
With an allowance recorded:
Residential-home equity	13.4	0.3
Residential-first liens	5.3	0.1
Total:
Residential	$21.3	$0.4

For the year ended December 31, 2015
With no related allowance recorded:
Commercial-brick and mortar	$2.6	$—
Residential-first liens	3.5	—
With an allowance recorded:
Commercial-brick and mortar	2.2	0.1
Residential-home equity	15.1	0.4
Residential-first liens	6.1	0.2
Total:
Commercial	$4.8	$0.1
Residential	$24.7	$0.6

For the year ended December 31, 2014
With no related allowance recorded:
Commercial-brick and mortar	$13.4	$—
Residential-first liens	4.0	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.2
Residential-home equity	18.0	0.6
Residential-first liens	6.9	0.2
Total:
Commercial	$17.8	$0.2
Residential	$28.9	$0.8

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

	For the year ended December 31, 2016
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	9	$0.5	—	$—
Residential-first liens	1	0.1	—	—
Total	10	$0.6	—	$—

	For the year ended December 31, 2015
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	14	$0.6	2	$—
Total	14	$0.6	2	$—

	For the year ended December 31, 2014
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial-brick and mortar	2	$5.1	1	$0.7
Residential-home equity	75	3.0	3	—
Residential-first liens	1	0.1	—	—
Total	78	$8.2	4	$0.7

Commercial mortgage loans that have been designated as a TDR have been previously reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate

Depreciation expense on invested real estate was $52.0 million, $49.3 million and $46.4 million in 2016, 2015 and 2014, respectively. Accumulated depreciation was $450.2 million and $405.5 million as of December 31, 2016 and 2015, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2016	2015
		(in millions)
Total assets		$58,388.3	$60,234.7
Total liabilities		11,149.3	14,165.9
Total equity		$47,239.0	$46,068.8
Net investment in unconsolidated entities		$460.4	$466.1

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Total revenues	$6,859.6	$7,693.6	$1,485.2
Net income	2,884.1	4,443.0	747.3
Our share of net income of unconsolidated entities	93.2	57.4	52.9

Derivative assets are carried at fair value and reported as a component of other investments. Certain sponsored investment funds are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Securities Posted as Collateral

As of December 31, 2016 and 2015, we posted $2,562.8 million and $2,705.5 million, respectively, in commercial mortgage loans and home equity mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2016 and 2015, we posted $2,219.6 million and $935.7 million, respectively, in fixed maturities, available-for-sale securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2016 and 2015, $272.8 million and $295.2 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2016
Derivative assets	$871.5	$(290.5)	$(570.9)	$10.1
December 31, 2015
Derivative assets	$656.5	$(409.7)	$(227.7)	$19.1

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amount of derivative assets is not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2016
Derivative liabilities	$552.3	$(290.5)	$(243.9)	$17.9
December 31, 2015
Derivative liabilities	$729.0	$(409.7)	$(253.9)	$65.4

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $343.0 million and $381.4 million of derivative liabilities as of December 31, 2016 and December 31, 2015, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amount of derivative liabilities is not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged is generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2016 and December 31, 2015.

6. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. We currently use futures traded on an exchange (“exchange -traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We have investment contracts in which the return is tied to a leveraged inflation index. We economically hedge the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life contracts that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $310.3 million and $342.7 million in cash and securities under collateral arrangements as of December 31, 2016 and December 31, 2015, respectively, to satisfy collateral requirements associated with our derivative credit support agreements and FCM agreements. These amounts include initial margin requirements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2016 and December 31, 2015, was $453.8 million and $606.5 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $310.3 million and $342.7 million as of December 31, 2016 and December 31, 2015, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2016, we would be required to post an additional $41.2 million of collateral to our counterparties.

As of December 31, 2016 and December 31, 2015, we had received $565.4 million and $211.6 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$23,520.4	$21,704.2
Interest rate options	4,950.5	4,900.0
Interest rate futures	96.0	162.0
Swaptions	77.0	159.0
Foreign exchange contracts:
Currency swaps	1,333.9	1,589.2
Equity contracts:
Equity options	3,505.8	3,604.8
Equity futures	545.1	514.2
Credit contracts:
Credit default swaps	961.3	1,084.5
Total return swaps	90.0	90.0
Futures	11.9	13.1
Other contracts:
Embedded derivatives	9,574.5	9,294.1
Total notional amounts at end of period	$44,666.4	$43,115.1

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$733.1	$505.5
Interest rate options	27.3	34.1
Foreign exchange contracts:
Currency swaps	90.5	99.8
Equity contracts:
Equity options	28.2	39.9
Credit contracts:
Credit default swaps	7.0	13.4
Total return swaps	0.7	0.5
Total gross credit exposure	886.8	693.2
Less: collateral received	575.9	228.3
Net credit exposure	$310.9	$464.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$4.4	$9.4	$71.3	$132.2
Foreign exchange contracts	86.8	94.1	143.4	164.2
Total derivatives designated as hedging
instruments	$91.2	$103.5	$214.7	$296.4

Derivatives not designated as hedging
instruments
Interest rate contracts	$739.3	$493.0	$200.6	$255.8
Foreign exchange contracts	5.1	6.1	35.4	24.8
Equity contracts	28.2	40.0	95.9	112.3
Credit contracts	7.7	13.9	5.7	39.7
Other contracts	—	—	343.0	381.4
Total derivatives not designated as hedging
instruments	780.3	553.0	680.6	814.0

Total derivative instruments	$871.5	$656.5	$895.3	$1,110.4

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $130.8 million and $151.1 million as of December 31, 2016 and December 31, 2015, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an OTC credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2016 and December 31, 2015, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

We purchased an investment structure with embedded credit features that is fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2016
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.6	$30.0	2.2
AA	94.0	0.8	94.0	1.2
A	145.0	1.2	145.0	1.3
BBB	290.0	2.3	290.0	2.1
B	20.0	(1.8)	20.0	2.8
Near default	10.0	0.2	10.0	3.0
Government/municipalities
AA	30.0	0.4	30.0	2.3
Sovereign
AA	10.0	0.1	10.0	2.7
BBB	40.0	0.3	40.0	2.7
Total single name credit default swaps	669.0	4.1	669.0	1.9

Basket and index credit default swaps
Corporate debt
Near default (1)	82.3	(1.6)	82.3	0.2
Government/municipalities
AA	30.0	(0.4)	30.0	0.7
Structured finance
AA	3.5	—	3.5	0.8
Total basket and index credit default swaps	115.8	(2.0)	115.8	0.4
Total credit default swap protection sold	$784.8	$2.1	$784.8	1.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2015
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.8	$30.0	3.2
AA	74.0	1.1	74.0	2.3
A	195.0	2.2	195.0	2.2
BBB	310.0	(0.9)	310.0	2.9
BB	30.0	(4.6)	30.0	3.1
CCC	10.0	(6.8)	10.0	4.0
Government/municipalities
AA	30.0	0.6	30.0	3.3
Sovereign
AA	10.0	—	10.0	3.7
BBB	40.0	(0.9)	40.0	3.7
Total single name credit default swaps	729.0	(8.5)	729.0	2.8

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(17.7)	100.4	1.2
Government/municipalities
AA	30.0	(1.1)	30.0	1.7
Structured finance
AAA	11.9	—	11.9	0.6
Total basket and index credit default swaps	142.3	(18.8)	142.3	1.3
Total credit default swap protection sold	$871.3	$(27.3)	$871.3	2.5

(1)
Includes $60.0 million and $78.0 million as of December 31, 2016 and December 31, 2015, respectively, notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third party investors.

We also have invested in fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2016
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)

Structured finance
AA	$14.1	$14.1	0.6
BBB	3.5	3.5	0.8
BB	2.3	2.3	0.8
CCC	4.7	4.7	1.2
Total structured finance	24.6	24.6	0.8
Total fixed maturities with credit derivatives	$24.6	$24.6	0.8

	December 31, 2015
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
A	$24.6	$24.6	1.0
Total corporate debt	24.6	24.6	1.0

Structured finance
A	52.2	52.2	1.1
BBB	3.4	3.4	1.6
BB	2.3	2.3	1.6
CCC	4.8	4.8	1.9
Total structured finance	62.7	62.7	1.2
Total fixed maturities with credit derivatives	$87.3	$87.3	1.1

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2016	2015	2014	relationships	2016	2015	2014
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$19.5	$26.4	$25.4	available-for-sale	$(19.2)	$(26.1)	$(27.7)
Interest rate contracts	(0.9)	0.8	2.0	Investment contracts	1.0	(0.7)	(1.9)
Foreign exchange				Fixed maturities,
contracts	—	3.8	5.5	available-for-sale	—	(3.8)	(5.4)
Foreign exchange
contracts	—	—	0.2	Investment contracts	—	—	(0.2)
Total	$18.6	$31.0	$33.1	Total	$(18.2)	$(30.6)	$(35.2)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale (1)	$(41.9)	$(72.8)	$(93.0)
Investment contracts (2)	2.6	3.7	4.3

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 3.5 years. As of December 31, 2016, we had $16.2 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. During 2016 and 2015, we did not have any reclassifications from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2016	2015	2014	(effective portion)	2016	2015	2014
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$(33.1)	$33.1	$29.0	income	$19.4	$16.8	$13.8
					Net realized capital
					gains	11.2	—	—
Interest rate					Benefits, claims and
contracts	Investment contracts	1.6	4.7	2.0	settlement expenses	—	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	4.0	16.9	68.7	gains (losses)	6.2	28.4	(10.2)
Foreign exchange					Benefits, claims and
contracts	Investment contracts	6.0	2.4	7.2	settlement expenses	—	—	—
Total		$(21.5)	$57.1	$106.9	Total	$36.8	$45.2	$3.6

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2016	2015	2014
	(in millions)
Fixed maturities, available-for-sale (1)	$5.8	$6.1	$5.1
Investment contracts (2)	(15.7)	(18.3)	(11.1)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.3 million, $0.0 million and $0.0 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We expect to reclassify net gains of $14.5 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2016	2015	2014
	(in millions)
Interest rate contracts	$243.3	$74.0	$246.1
Foreign exchange contracts	(10.7)	(11.2)	(31.4)
Equity contracts	(123.5)	(50.5)	21.9
Credit contracts	37.4	3.5	(34.7)
Other contracts	14.5	(5.7)	(190.2)
Total	$161.0	$10.1	$11.7

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. As of December 31, 2016, cumulative actual earnings were greater than cumulative expected earnings. Therefore, we established an additional $8.2 million liability, which was recorded within policyholder dividends obligation. As of December 31, 2015, cumulative actual earnings were less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $117.9 million and $88.7 million as of December 31, 2016 and 2015, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,068.4	$4,229.2
Other policyholder funds	8.1	9.2
Policyholder dividends payable	232.5	246.4
Policyholder dividends obligation	126.1	88.7
Other liabilities	7.7	8.2
Total Closed Block liabilities	4,442.8	4,581.7

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,218.9	2,211.5
Fixed maturities, trading	6.7	10.3
Equity securities, available-for-sale	3.0	3.8
Mortgage loans	842.2	899.1
Policy loans	566.7	587.2
Other investments	62.4	81.9
Total investments	3,699.9	3,793.8
Cash and cash equivalents	76.2	88.8
Accrued investment income	43.6	45.3
Premiums due and other receivables	11.7	11.3
Deferred tax asset	62.3	55.2
Other assets	—	0.2
Total assets designated to the Closed Block	3,893.7	3,994.6
Excess of Closed Block liabilities over assets designated to the Closed Block	549.1	587.1
Amounts included in accumulated other comprehensive income	0.7	9.3
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$549.8	$596.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Revenues
Premiums and other considerations	$298.0	$325.6	$351.9
Net investment income	181.6	187.0	201.9
Net realized capital losses	(1.0)	(0.2)	(2.3)
Total revenues	478.6	512.4	551.5

Expenses
Benefits, claims and settlement expenses	267.1	283.2	313.3
Dividends to policyholders	153.5	160.4	173.2
Operating expenses	3.6	3.9	4.3
Total expenses	424.2	447.5	490.8
Closed Block revenues, net of Closed Block expenses, before income taxes	54.4	64.9	60.7
Income taxes	17.1	20.7	19.5
Closed Block revenues, net of Closed Block expenses and income taxes	37.3	44.2	41.2
Funding adjustment charges	9.3	8.3	(4.8)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$46.6	$52.5	$36.4

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Beginning of year	$596.4	$648.9	$685.3
End of year	549.8	596.4	648.9
Change in maximum future earnings	$(46.6)	$(52.5)	$(36.4)

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Balance at beginning of year	$3,057.3	$2,754.6	$2,848.8
Costs deferred during the year	377.7	356.5	347.4
Amortized to expense during the year (1)	(262.6)	(251.7)	(348.5)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	11.8	197.9	(93.1)
Balance at end of year	$3,184.2	$3,057.3	$2,754.6

(1) Includes adjustments for revisions to estimated gross profits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

9. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2016	2015
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$10,864.9	$10,147.4
GICs	10,290.7	10,222.8
Funding agreements	8,270.3	6,863.4
Other investment contracts	936.8	996.6
Total liabilities for investment contracts	30,362.7	28,230.2
Universal life and other reserves	4,975.0	4,921.4
Total contractholder funds	$35,337.7	$33,151.6

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2016 and 2015, $106.7 million and $107.5 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2016 and 2015, $702.0 million and $1,021.0 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2016 and 2015, $201.5 million and $201.4 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2016 and 2015, $119.8 million and $246.0 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement -backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. As of December 31, 2016 and 2015, $4,389.4 million and $3,537.0 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Balance at beginning of year	$1,872.2	$1,771.4	$1,662.2
Less: reinsurance recoverable	314.1	284.6	254.9
Net balance at beginning of year	1,558.1	1,486.8	1,407.3
Incurred:
Current year	1,103.5	1,037.0	994.2
Prior years	24.4	(18.1)	(17.8)
Total incurred	1,127.9	1,018.9	976.4
Payments:
Current year	701.9	646.7	614.2
Prior years	323.1	300.9	282.7
Total payments	1,025.0	947.6	896.9
Net balance at end of year	1,661.0	1,558.1	1,486.8
Plus: reinsurance recoverable	340.3	314.1	284.6
Balance at end of year	$2,001.3	$1,872.2	$1,771.4

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$49.3	$58.9	$55.1

Incurred liability adjustments relating to prior years, which affected current operations during 2016, 2015 and 2014, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	2016	2016
	($ in millions)
Incurral
year
2007	$228.1	$218.0	$216.3	$220.7	$211.4	$206.6	$203.4	$200.5	$198.0	$196.8	$0.1	8,721
2008		227.7	222.3	226.3	225.9	218.5	209.5	205.5	201.6	199.8	0.1	7,728
2009			218.6	224.4	224.2	224.8	217.7	214.1	208.5	205.8	0.1	6,553
2010				184.1	176.7	176.2	172.0	162.7	155.7	154.1	0.1	5,644
2011					203.7	192.6	185.4	184.8	178.4	172.3	0.1	6,282
2012						217.9	200.0	191.1	189.5	181.8	0.1	6,441
2013							219.3	203.3	188.4	190.7	1.6	7,041
2014								242.2	231.4	214.4	3.8	7,560
2015									231.0	227.2	6.3	7,075
2016										229.8	83.0	3,936
Total net incurred claims										$1,972.7

	Net cumulative paid claims (1)
	December 31,
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(in millions)
Incurral
year
2007	$14.2	$57.3	$85.9	$101.5	$113.1	$123.7	$131.5	$139.1	$145.1	$151.0
2008		15.1	58.1	84.0	99.4	113.3	123.2	131.7	139.4	146.4
2009			13.4	55.2	82.6	101.0	113.8	124.6	133.1	141.8
2010				10.4	46.5	67.1	78.4	85.9	94.2	100.9
2011					11.2	50.0	72.5	85.7	95.4	105.2
2012						13.8	55.1	80.8	93.7	104.6
2013							12.5	55.0	81.4	97.0
2014								16.1	66.0	96.3
2015									16.9	67.0
2016										16.2
Total net paid claims										1,026.4
All outstanding liabilities for unpaid claims prior to 2007 net of reinsurance										203.7
Total outstanding liabilities for unpaid claims net of reinsurance										$1,150.0

	(1) 2007-2015 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Dental, Vision and STD Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2015	2016	2016	2016
	($ in millions)
Incurral year
2015	$508.7	$501.6	$0.1	2,390,598
2016		544.2	29.5	2,429,004
Total net incurred claims		$1,045.8

	Net cumulative
	paid claims (1)
	December 31,
	2015	2016
	(in millions)
Incurral year
2015	$461.0	$501.6
2016		495.4
Total net paid claims		997.0
All outstanding liabilities for unpaid claims prior to 2015 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$48.8

(1) 2015 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2015	2016	2016	2016
	($ in millions)
Incurral year
2015	$194.4	$195.0	$0.4	4,718
2016		222.6	21.0	4,634
Total net incurred claims		$417.6

	Net cumulative
	paid claims (1)
	December 31,
	2015	2016
	(in millions)
Incurral year
2015	$159.3	$193.8
2016		179.0
Total net paid claims		372.8
All outstanding liabilities for unpaid claims prior to 2015 net of
reinsurance		0.6
Total outstanding liabilities for unpaid claims net of reinsurance		$45.4

(1) 2015 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2016
	LTD and Group	Dental, Vision and
	Life Waiver	STD	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,150.0	$48.8	$45.4	$1,244.2

Reconciling items:
Reinsurance recoverable on unpaid claims	76.8	—	0.5	77.3
Impact of discounting	(234.1)	—	—	(234.1)
Liability for unpaid claims - short-duration
contracts	$992.7	$48.8	$45.9	1,087.4
Insurance contracts other than short-duration				913.9
Liability for unpaid claims				$2,001.3

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2016 (1)
	LTD and Group Life	Dental, Vision and
Year	Waiver	STD	Group Life
1	7.1%	91.8%	81.7%
2	22.2	8.0	17.4
3	13.7
4	7.9
5	6.0
6	5.3
7	4.2
8	4.0
9	3.3
10	3.0

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

	LTD and Group			Dental, Vision and
	Life Waiver			STD			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2016	$992.7			$48.8			$45.9
December 31, 2015	984.4			47.8			36.4
Range of discount rates
December 31, 2016	3.3	-	7.0%	—	-	—%	—	-	—%
December 31, 2015	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2016	$234.1			$—			$—
December 31, 2015	246.1			—			—
Interest accretion
For the year ended:
December 31, 2016	$36.3			$—			$—
December 31, 2015	37.6			—			—
December 31, 2014	38.1			—			—

10. Debt

Short-Term Debt

As of December 31, 2016 and 2015, we had $76.5 million and $108.8 million, respectively, of outstanding borrowings related to affiliated credit facilities, which consisted of a payable to PFSI, with no assets pledged as support. Interest paid on intercompany debt was $0.6 million, $0.4 million and $0.5 million during 2016, 2015 and 2014, respectively. As of both December 31, 2016 and 2015, we had short-term credit facilities with various financial institutions in an aggregate amount of $945.0 million. These credit facilities include a $400.0 million 5-year facility that matures in March 2021, with PFG, PFSI and us as co-borrowers, a $300.0 million 364-day facility with us as borrower that matures in March 2017, and a $200.0 million 5-year facility with PFG, PFSI, Principal Financial Services V (UK) LTD and us as the co-borrowers that matures in March 2021. These facilities may be used for general corporate purposes, including commercial paper back-stop. In addition to the revolving credit facilities, we have a $45.0 million unsecured line of credit. Our commercial paper programs require 100% back-stop support, of which we had no outstanding balances as of December 31, 2016 and 2015.

The weighted‑average interest rate on short-term borrowings as of December 31, 2016 and 2015, was 0.6% and 0.3%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2016	2015
	(in millions)

Non-recourse mortgages and notes payable	$—	$42.8
Total long-term debt	$—	$42.8

The non-recourse mortgages and notes payable were primarily financings for real estate developments. Outstanding principal balances as of December 31, 2016, were $0.0 million due to outstanding debt maturing in 2016. Outstanding principal balances as of December 31, 2015, ranged from $1.7 million to $41.1 million per development with interest rates being variable. Outstanding debt was secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $79.5 million as of December 31, 2015.

11. Income Taxes

Income Tax Expense

Our income tax expense was as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Current income taxes:
U.S. federal	$137.7	$266.2	$218.8
State	9.8	9.3	6.0
Foreign	(0.3)	0.7	4.9
Tax benefit of operating loss carryforward	—	(42.3)	(161.4)
Total current income taxes	147.2	233.9	68.3
Deferred income taxes:
U.S. federal	138.0	46.4	172.7
State	(0.2)	1.6	2.0
Total deferred income taxes	137.8	48.0	174.7
Total income taxes	$285.0	$281.9	$243.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2016	2015	2014
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(12)	(13)	(12)
Interest exclusion from taxable income	(2)	(2)	(2)
Tax credits	(2)	(2)	(2)
Impact of court ruling on some uncertain tax positions	—	4	—
Other	1	1	1
Effective income tax rate	20%	23%	20%

Our income before income taxes was as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Domestic	$1,398.0	$1,217.8	$1,216.3
Foreign	0.3	5.5	9.2
Total income before income taxes	$1,398.3	$1,223.3	$1,225.5

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2016	2015
	(in millions)
Balance at beginning of period	$215.2	$168.5
Additions based on tax positions related to the current year	—	12.8
Additions for tax positions of prior years	—	45.2
Reductions for tax positions related to the current year	(12.6)	(8.7)
Reductions for tax positions of prior years	—	(2.6)
Balance at end of period (1)	$202.6	$215.2

(1) Of this amount, $75.8 million, if recognized, would reduce the 2016 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2016 and 2015, we had recognized $142.3 million and $137.9 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2016	2015
	(in millions)
Deferred income tax assets:
Insurance liabilities	$88.2	$109.6
Investments, including derivatives	306.7	354.2
Net operating loss carryforwards	0.5	0.5
Tax credit carryforwards	199.8	158.5
Employee benefits	75.8	158.4
Other deferred income tax assets	51.9	43.8
Total deferred income tax assets	722.9	825.0
Deferred income tax liabilities:
Deferred acquisition costs	(876.8)	(831.0)
Investments, including derivatives	(404.5)	(355.3)
Net unrealized gains on available-for-sale securities	(449.7)	(373.0)
Real estate	(123.0)	(122.1)
Intangible assets	(13.9)	(16.4)
Other deferred income tax liabilities	(20.9)	(20.0)
Total deferred income tax liabilities	(1,888.8)	(1,717.8)
Total net deferred income tax liabilities	$(1,165.9)	$(892.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2016	2015
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(1,160.7)	$(887.3)
State	(5.2)	(5.5)
Total net deferred income tax liabilities	$(1,165.9)	$(892.8)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2016 and 2015, we had tax credit carryforwards for U.S. federal income tax purposes of $199.8 million and $158.5 million, respectively. Alternative minimum, foreign and general business tax credit carryovers were generated during the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return beginning in 2012 and 2013. Some of these tax credit carryforwards will expire in 2023 while others never expire. As of December 31, 2016, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

As of December 31, 2016 and 2015, domestic state net operating loss carryforwards were $7.0 million and $9.4 million, respectively, and will expire between 2017 and 2034. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized. As of December 31, 2016, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Other Tax Information

The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2009. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We believe there is a reasonable possibility this litigation can be resolved within the next twelve months. As of December 31, 2016 and 2015, we had $243.2 million and $232.1 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

We filed claims for refund for tax years 2006 through 2008 in 2015 and tax year 2012 in 2016. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

The U.S. Court of Federal Claims denied cross-motions for partial summary judgment on February 4, 2015, and ordered a trial on the previously taxed income issue in the case of Principal Life Insurance Company and Subsidiaries v. the United States. Previously, in the same case, on May 9, 2014, the court ruled against our tax treatment of transactions involving the purchase and sale of principal-only certificates. These recent events caused the re-evaluation of all our pending uncertain tax positions, which resulted in a $30.3 million reduction in net income in the first quarter of 2015 and a $47.5 million reduction in net income in the second quarter of 2014. We believe we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income. We do not believe there is a reasonable possibility the total amount of uncertain tax benefits will significantly increase or decrease in the next twelve months.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

12. Employee and Agent Benefits

Prior to November 2014, we sponsored defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years the employees are providing service, taking into account the funded status of the trust. Effective November 2014, PFG became the sponsor of these plans. We continue to reflect pension expense through our expense allocation agreement with PFG. In connection with the change in sponsorship, PFG assumed the pension plan liability from us.

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002, and who retire prior to January 1, 2020. Employees hired on or after January 1, 2002, or hired prior to January 1, 2002, and who retire on or after January 1, 2020, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, and who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, and who retired on or after January 1, 2011, but prior to January 1, 2020, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage. The retiree group term life coverage is not subsidized for those who retire on or after January 1, 2020.

Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred $27.1 million of plan assets and a $23.0 million postretirement benefit obligation to PFG.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position, was as follows:

	Other postretirement
	benefits
	December 31,
	2016	2015
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(165.7)	$(169.7)
Service cost	(2.1)	(2.0)
Interest cost	(5.3)	(6.6)
Actuarial gain (loss)	0.6	(2.7)
Participant contribution	(3.9)	(6.4)
Benefits paid	9.2	12.7
Plan amendments	51.6	9.7
Plan transfer due to change in sponsorship	23.0	—
Other	—	(0.7)
Benefit obligation at end of year	$(92.6)	$(165.7)

Change in plan assets
Fair value of plan assets at beginning of year	$627.0	$639.7
Actual return on plan assets	6.3	(6.9)
Employer contribution	0.5	0.5
Participant contributions	3.9	6.4
Benefits paid	(9.2)	(12.7)
Plan transfer due to change in sponsorship	(27.1)	—
Fair value of plan assets at end of year	$601.4	$627.0

Amount recognized in statement of financial position
Other assets	$510.8	$461.9
Other liabilities	(2.0)	(0.6)
Total	$508.8	$461.3

Amount recognized in accumulated other comprehensive income
Total net actuarial (gain) loss	$15.8	$(8.6)
Prior service benefit	(46.2)	(33.0)
Pre-tax accumulated other comprehensive income	$(30.4)	$(41.6)

Other Postretirement Plan Changes and Plan Gains/Losses

Effective October 31, 2016, subsidies were eliminated for pre-65 retiree medical, retiree dental, and retiree group term life coverage for employees and agents who retire on or after January 1, 2020. The amendment to the OPEB plan resulted in a remeasurement, which resulted in a change in discount rate. This plan amendment reduced our accumulated postretirement benefit obligation by $51.6 million.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Effective January 1, 2016, post-65 medical coverage for employees who retired from January 1, 1992, to December 31, 2010, transitioned from a traditional medical plan to a stipend health reimbursement arrangement. This plan change reduced our accumulated postretirement benefit obligation by $15.5 million as of December 31, 2015. Offsetting this reduction is an adjustment in accumulated postretirement benefit obligation (recognized in fourth quarter 2015 expense) of $5.8 million related to dental plan benefits.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) provides a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2015 and 2014, the Medicare subsidies we received and accrued for were $0.7 million and $0.7 million, respectively. Effective January 1, 2016, Medicare-eligible retirees were transitioned to a plan sponsored by PFG such that we no longer receive subsidies.

For the year ended December 31, 2016, the other postretirement benefit plans had an actuarial gain primarily due to actual and projected medical claims costs being lower than previously expected offset by a decrease in the discount rate. For the year ended December 31, 2015, the other postretirement benefit plans had an actuarial loss primarily due to a greater than expected increase in claim costs and a longer trend rate for participants under age 65.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2016	2015
	(in millions)
Accumulated postretirement benefit obligation	$2.6	$1.3
Fair value of plan assets	0.6	0.7

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service cost	$—	$—	$45.0	$2.1	$2.0	$1.4
Interest cost	—	—	97.6	5.3	6.6	6.6
Expected return on plan assets	—	—	(110.0)	(31.5)	(34.0)	(32.6)
Amortization of prior service benefit	—	—	(3.9)	(22.9)	(18.4)	(20.3)
Recognized net actuarial (gain) loss	—	—	42.1	0.2	(0.8)	(3.4)
Plan amendments	—	—	—	—	5.8	—
Net periodic benefit cost (income)	$—	$—	$70.8	$(46.8)	$(38.8)	$(48.3)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

	Other postretirement benefits
	For the year ended December 31,
	2016	2015
	(in millions)
Other changes recognized in accumulated other comprehensive loss
Net actuarial loss	$24.6	$43.6
Amortization of gain (loss)	(0.2)	0.8
Amortization of prior service benefit	22.9	18.4
Plan transfer due to change in sponsorship	15.5	—
Plan amendments	(51.6)	(15.5)
Total recognized in pre-tax accumulated other comprehensive loss	$11.2	$47.3
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$(35.6)	$8.5
Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2017 fiscal year are $0.0 million and $(34.6) million, respectively.

Assumptions

Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

	Other postretirement benefits
	For the year ended December 31,
	2016	2015
Discount rate	3.75%	4.15%
Rate of compensation increase	2.44%	4.82%

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits
	For the year ended December 31,
	2016	2015	2014
Discount rate	NA	NA	4.90%
Expected long-term return on plan assets	NA	NA	6.75%
Rate of compensation increase:
Cash balance benefit	NA	NA	5.29%
Traditional benefit	NA	NA	3.06%

	Other postretirement benefits
	For the year ended December 31,
	2016	2015	2014
Discount rate (1)	3.35%	4.00%	4.90%
Expected long-term return on plan assets	5.25%	5.36%	5.36%
Rate of compensation increase	4.82%	4.82%	4.83%

(1)
The funded statuses of the affected plans were remeasured as of October 31, 2016, and a portion of the impact was reflected in the 2016 net periodic postretirement benefit cost. A discount rate of 4.15% was used until the remeasurement date at which time a discount rate of 3.35% was used.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 5.25% expected long-term return on plan assets for 2016 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical under age 65, medical age 65 and over, life and long-term care plans were 5.20%, 5.10%, 5.70% and 4.25%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2016	2015
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	6.0%	6.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2023	2019
Year that the rate reaches the ultimate trend rate (65 and older)	2021	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.5	$(0.4)
Effect on accumulated postretirement benefit obligation	(1.6)	1.5

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds, exchange traded equity securities and alternative mutual fund investments.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a our general account investment.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios, investments in equity security portfolios, investments in alternative mutual fund portfolios and investment in a real estate mutual fund. Plan assets also previously included a general account investment of ours. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the alternative mutual fund portfolios and the real estate mutual fund are based on quoted market prices, which represent the net asset value (“NAV”) of shares held by the other postretirement benefit plan. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2016
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$1.2	$1.2	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	186.8	155.6	31.2	—
U.S. equity portfolios (3)	138.4	96.1	42.3	—
International equity portfolios (4)	47.3	39.3	8.0	—
Alternative mutual fund portfolios (5)	221.3	221.3	—	—
Real estate mutual fund (6)	6.4	6.4	—	—
Total	$601.4	$519.9	$81.5	$—

	December 31, 2015
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$5.9	$5.9	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	181.7	173.2	8.5	—
General account investment (2)	33.5	—	—	33.5
U.S. equity portfolios (3)	339.6	278.8	60.8	—
International equity portfolios (4)	66.3	54.4	11.9	—
Total	$627.0	$512.3	$81.2	$33.5

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The general account is invested in various fixed income securities.

(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(5)	The portfolios invest primarily in equities, corporate bonds, foreign currencies, convertible securities and derivatives.

(6)	The mutual fund invests primarily in U.S. commercial real estate properties.
As of December 31, 2016 and 2015, $81.8 million and $81.2 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2016
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2015	date	period	settlements	Level 3	Level 3	2016
(in millions)
Asset category
General account investment	$33.5	$(1.7)	$(33.6)	$1.8	$—	$—	$—

For the year ended December 31, 2015
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2014	date	period	settlements	Level 3	Level 3	2015
(in millions)
Asset category
General account investment	$36.3	$0.2	$—	$(3.0)	$—	$—	$33.5

For the year ended December 31, 2014
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2013	date	period	settlements	Level 3	Level 3	2014
(in millions)
Asset category
General account investment	$38.8	$0.8	$—	$(3.3)	$—	$—	$36.3

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.

•
Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	24%
International equity portfolios	15%
Fixed income security portfolios	32%
Alternatives	24%
Real estate	5%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

	Other postretirement
	benefits (gross benefit
	payments, including	Amount of Medicare
	prescription drug benefits)	Part D subsidy receipts
	(in millions)
Year ending December 31:
2017	$10.7	$—
2018	11.2	—
2019	11.7	—
2020	10.8	—
2021	9.9	—
2022-2026	9.2	—

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2016.

Defined Contribution and Deferred Compensation Plans

Prior to December 2016, we had defined contribution plans that were generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,000 of their compensation to the plans in 2016. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $42.5 million, $45.7 million and $41.7 million in 2016, 2015 and 2014, respectively, to the qualified defined contribution plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Prior to December 2016, we also had nonqualified deferred compensation plans available to select employees and agents that allowed them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. For certain nonqualified deferred compensation plans that included an employer matching contribution, in 2016 we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants in nonqualified deferred compensation plans that included an employer matching contribution, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $2.8 million, $4.5 million and $4.1 million in 2016, 2015 and 2014, respectively, to the nonqualified deferred compensation plans.

Effective December 2016, PFG became the sponsor of the defined contribution and nonqualified deferred compensation plans.  In connection with the change in sponsorship, we transferred $227.5 million of plan assets and $225.5 million of liabilities to PFG. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the change in sponsorship. We continue to reflect benefits expense through our expense allocation agreement with PFG.

13. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the United States Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act ("ERISA") and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On August 29, 2013, American Chemicals & Equipment, Inc. 401(k) Retirement Plan (“ACE”) filed a lawsuit in the United States District Court for the Northern District of Alabama against PMC and Principal Global Investors, LLC (the “ACE Defendants”). The lawsuit alleges the ACE Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging excessive fees on certain of the LifeTime series target date funds. On January 24, 2014, the court granted the motion filed by the ACE Defendants to transfer the case to the Southern District of Iowa. The ACE Defendants were granted summary judgment and the case was dismissed. ACE has appealed that grant of summary judgment and subsequent dismissal to the Eighth Circuit Court of Appeals. The ACE Defendants continue to aggressively defend the lawsuit.

In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several lawsuits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. We are one of a large group of defendants to this action. The estate’s claim against us, including interest, was approximately $600.0 million. On June 28, 2016, the bankruptcy court granted the Defendants’ motion to dismiss directed at common issues and dismissed with prejudice all claims against us. Defendants, including us, have requested that the bankruptcy court issue an order directing entry of final judgment consistent with its June 28, 2016, decision. Lehman has the right to appeal an order of final judgment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2016, we had no estimated losses accrued related to the legal matters discussed above because we believe the chance of loss from these matters is not probable and the amount of loss cannot be reasonably estimated.

We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.

The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts we could not estimate as of December 31, 2016.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. In addition, we have provided guarantees to third parties primarily related to former subsidiaries and joint ventures. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2016, was approximately $266.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We transferred several of our administrative and reconciliation functions from our Des Moines, Iowa, office to our affiliate Principal Global Services Private Limited (“PGS”) in Pune, India. We issued a guarantee accepting liability for all acts and omissions of PGS. Because the guarantee has no limitation with respect to duration or amount, the maximum exposure of the guarantee in the future is indeterminable.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2016 and 2015, the liability balance for guaranty fund assessments, which is not discounted, was $14.9 million and $15.1 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of both December 31, 2016 and 2015, $5.7 million related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2016, 2015 and 2014, was $31.2 million, $29.5 million and $29.5 million, respectively.

The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2017	$37.6
2018	29.5
2019	20.9
2020	15.4
2021	11.3
2022 and thereafter	36.8
Total operating lease obligations	151.5
Less: Future sublease rental income on noncancelable leases	2.2
Total future minimum lease payments	$149.3

Capital Leases

We lease buildings and hardware storage equipment under capital leases. As of December 31, 2016 and 2015, these leases had a gross asset balance of $55.4 million and $57.8 million and accumulated depreciation of $27.9 million and $28.1 million, respectively. Depreciation expense for the years ended December 31, 2016, 2015 and 2014, was $12.4 million, $11.8 million and $11.8 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2017	$2.9
2018	2.0
2019	0.9
2020	0.3
2021	—
2022 and thereafter	—
Total	6.1
Less: Amounts representing interest	0.2
Net present value of minimum lease payments	$5.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2016
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$116.2	$(44.4)	$71.8
Reclassification adjustment for losses included in net income (1)	78.1	(23.3)	54.8
Adjustments for assumed changes in amortization patterns	5.6	(2.0)	3.6
Adjustments for assumed changes in policyholder liabilities	(40.5)	14.1	(26.4)
Net unrealized gains on available-for-sale securities	159.4	(55.6)	103.8

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	3.1	(1.1)	2.0
Adjustments for assumed changes in amortization patterns	(3.4)	1.2	(2.2)
Adjustments for assumed changes in policyholder liabilities	0.8	(0.3)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	0.5	(0.2)	0.3

Net unrealized gains on derivative instruments during the period	32.6	(7.5)	25.1
Reclassification adjustment for gains included in net income (3)	(36.8)	9.1	(27.7)
Adjustments for assumed changes in amortization patterns	2.9	(1.0)	1.9
Adjustments for assumed changes in policyholder liabilities	16.9	(6.0)	10.9
Net unrealized gains on derivative instruments	15.6	(5.4)	10.2

Unrecognized postretirement benefit obligation during the period	27.1	(9.5)	17.6
Amortization of prior service benefit and actuarial gain included in
net periodic benefit cost (4)	(22.7)	8.0	(14.7)
Net unrecognized postretirement benefit obligation	4.4	(1.5)	2.9

Other comprehensive income	$179.9	$(62.7)	$117.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2015
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,552.7)	$544.0	$(1,008.7)
Reclassification adjustment for losses included in net income (1)	16.7	(5.8)	10.9
Adjustments for assumed changes in amortization patterns	201.2	(70.4)	130.8
Adjustments for assumed changes in policyholder liabilities	645.2	(225.9)	419.3
Net unrealized losses on available-for-sale securities	(689.6)	241.9	(447.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	29.2	(10.3)	18.9
Adjustments for assumed changes in amortization patterns	(0.9)	0.3	(0.6)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.2)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	29.0	(10.2)	18.8

Net unrealized gains on derivative instruments during the period	58.4	(20.4)	38.0
Reclassification adjustment for gains included in net income (3)	(45.2)	15.9	(29.3)
Adjustments for assumed changes in amortization patterns	19.5	(6.9)	12.6
Adjustments for assumed changes in policyholder liabilities	(10.8)	3.8	(7.0)
Net unrealized gains on derivative instruments	21.9	(7.6)	14.3

Foreign currency translation adjustment	—	(0.1)	(0.1)

Unrecognized postretirement benefit obligation during the period	(28.2)	9.9	(18.3)
Amortization of prior service benefit and actuarial gain included in
net periodic benefit cost (4)	(19.2)	6.7	(12.5)
Net unrecognized postretirement benefit obligation	(47.4)	16.6	(30.8)

Other comprehensive loss	$(686.1)	$240.6	$(445.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2014
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$884.2	$(309.9)	$574.3
Reclassification adjustment for gains included in net income (1)	(66.2)	23.1	(43.1)
Adjustments for assumed changes in amortization patterns	(63.4)	22.2	(41.2)
Adjustments for assumed changes in policyholder liabilities	(352.3)	123.5	(228.8)
Net unrealized gains on available-for-sale securities	402.3	(141.1)	261.2

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	102.2	(35.8)	66.4
Adjustments for assumed changes in amortization patterns	(4.7)	1.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	(2.2)	0.7	(1.5)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	95.3	(33.4)	61.9

Net unrealized gains on derivative instruments during the period	100.3	(35.1)	65.2
Reclassification adjustment for gains included in net income (3)	(3.6)	1.2	(2.4)
Adjustments for assumed changes in amortization patterns	(12.8)	4.5	(8.3)
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Net unrealized gains on derivative instruments	87.1	(30.5)	56.6

Foreign currency translation adjustment	(5.3)	1.6	(3.7)

Unrecognized postretirement benefit obligation during the period	(26.7)	9.3	(17.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	14.5	(5.1)	9.4
Net unrecognized postretirement benefit obligation	(12.2)	4.2	(8.0)

Other comprehensive income	$567.2	$(199.2)	$368.0

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments – Cash Flow Hedges, for further details.
(4) Pre-tax amortization of prior service cost and actuarial loss included in net periodic benefit cost, which is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits – Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2014	$796.3	$(166.8)	$20.6	$1.5	$(155.9)	$495.7
Other comprehensive income
during the period, net of
adjustments	304.3	—	59.0	(2.4)	(17.4)	343.5
Amounts reclassified from AOCI	(43.1)	61.9	(2.4)	—	9.4	25.8
Other comprehensive income	261.2	61.9	56.6	(2.4)	(8.0)	369.3
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	—	221.7	221.7
Balances as of December 31, 2014	1,057.5	(104.9)	77.2	(0.9)	57.8	1,086.7
Other comprehensive loss
during the period, net of
adjustments	(458.6)	—	43.6	—	(18.3)	(433.3)
Amounts reclassified from AOCI	10.9	18.8	(29.3)	—	(12.5)	(12.1)
Other comprehensive loss	(447.7)	18.8	14.3	—	(30.8)	(445.4)
Balances as of December 31, 2015	609.8	(86.1)	91.5	(0.9)	27.0	641.3
Other comprehensive income
during the period, net of
adjustments	49.0	—	37.9	—	17.6	104.5
Amounts reclassified from AOCI	54.8	0.3	(27.7)	—	(14.7)	12.7
Other comprehensive income	103.8	0.3	10.2	—	2.9	117.2
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	—	(10.1)	(10.1)
Balances as of December 31, 2016	$713.6	$(85.8)	$101.7	$(0.9)	$19.8	$748.4

Noncontrolling Interest

Interests held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our consolidated entities maintained an equity interest that was redeemable at the option of the holder, which could have been exercised on varying dates. Since redemption of the noncontrolling interest was outside of our control, this interest was presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.”

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

For our redeemable noncontrolling interest related to consolidated subsidiaries, redemptions were required to be purchased at fair value or a value based on a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. The carrying value of the redeemable noncontrolling interest was compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option were determined after the attribution of net income or loss of the subsidiary and were recognized in the redemption value as they occurred. Adjustments to the carrying value of redeemable noncontrolling interest resulted in adjustments to additional paid-in capital and/or retained earnings. Adjustments were recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeded its fair value. All other adjustments to the redeemable noncontrolling interest were recorded in additional paid-in capital.

Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance as of January 1, 2014	$208.7
Net income attributable to redeemable noncontrolling interest	9.7
Distributions to redeemable noncontrolling interest	(14.9)
Purchase of subsidiary shares from redeemable noncontrolling interest (1)	(215.7)
Change in redemption value of redeemable noncontrolling interest	34.6
Other comprehensive income attributable to redeemable noncontrolling interest	(1.3)
Balance as of December 31, 2014	21.1
Net income attributable to redeemable noncontrolling interest	0.8
Distributions to redeemable noncontrolling interest	(1.0)
Purchase of subsidiary shares from redeemable noncontrolling interest	(1.7)
Transfer to affiliate (2)	(19.1)
Other comprehensive income attributable to redeemable noncontrolling interest	(0.1)
Balance as of December 31, 2015	$—

(1) During the third quarter of 2014 we increased our ownership stake in Columbus Circle Investors.

(2)	See Note 2, Related Party Transactions, for additional information.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2016 statutory results, Principal Life could pay approximately $1,143.3 million in ordinary stockholder dividends in 2017 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2017, some or all of such dividends may be extraordinary and require regulatory approval.

15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, cash equivalents, derivatives and other investments.

•
Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities primarily include fixed maturities, real estate and commercial mortgage loan investments of our separate accounts, complex derivatives and embedded derivatives.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2016.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2016, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the NAV, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of derivative instruments cleared through centralized clearinghouses are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap curve in their valuation. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.

Other Investments

Other investments reported at fair value include unconsolidated sponsored investment funds, other investment funds reported at fair value or for which the fair value option was elected, commercial mortgage loans of consolidated VIEs for which the fair value option was elected and equity method real estate investments for which the fair value option was elected.

The fair value of unconsolidated sponsored investment funds and other investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we feel we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of consolidated VIEs valued using the measurement alternative for CCFEs are reflected in Level 2. These investments are based on the more observable fair value of the liabilities of the consolidated VIEs.

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Separate Account Assets

Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. The VIEs’ unaffiliated obligations are valued utilizing internal pricing models, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2016
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,404.6	$—	$986.5	$418.1	$—
Non-U.S. governments	542.1	—	—	534.5	7.6
States and political subdivisions	5,535.6	—	—	5,535.6	—
Corporate	31,076.0	—	21.2	30,909.2	145.6
Residential mortgage-backed securities	2,822.6	—	—	2,822.6	—
Commercial mortgage-backed securities	4,060.2	—	—	3,989.1	71.1
Collateralized debt obligations	758.1	—	—	724.5	33.6
Other debt obligations	5,053.0	—	—	4,961.5	91.5
Total fixed maturities, available-for-sale	51,252.2	—	1,007.7	49,895.1	349.4
Fixed maturities, trading	219.8	—	—	126.9	92.9
Equity securities, available-for-sale	96.3	—	55.2	38.4	2.7
Equity securities, trading	10.7	—	10.0	0.7	—
Derivative assets (1)	871.5	—	—	837.9	33.6
Other investments (2)	167.4	92.7	24.4	13.4	36.9
Cash equivalents (3)	769.1	—	—	769.1	—
Sub-total excluding separate account
assets	53,387.0	92.7	1,097.3	51,681.5	515.5

Separate account assets	103,662.0	—	79,462.9	16,972.8	7,226.3
Total assets	$157,049.0	$92.7	$80,560.2	$68,654.3	$7,741.8

Liabilities
Investment contracts (4)	$(130.8)	$—	$—	$—	$(130.8)
Derivative liabilities (1)	(552.2)	—	—	(530.4)	(21.8)
Other liabilities (4)	(272.2)	—	—	(212.3)	(59.9)
Total liabilities	$(955.2)	$—	$—	$(742.7)	$(212.5)

Net assets	$156,093.8	$92.7	$80,560.2	$67,911.6	$7,529.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2015
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,438.7	$—	$919.8	$518.9	$—
Non-U.S. governments	424.0	—	—	384.5	39.5
States and political subdivisions	4,664.3	—	—	4,664.3	—
Corporate	28,275.1	—	38.0	28,080.8	156.3
Residential mortgage-backed securities	2,614.2	—	—	2,614.2	—
Commercial mortgage-backed securities	3,850.0	—	—	3,845.2	4.8
Collateralized debt obligations	663.6	—	—	600.1	63.5
Other debt obligations	4,533.5	—	—	4,526.0	7.5
Total fixed maturities, available-for-sale	46,463.4	—	957.8	45,234.0	271.6
Fixed maturities, trading	538.8	—	199.2	204.1	135.5
Equity securities, available-for-sale	101.8	—	62.2	35.5	4.1
Equity securities, trading	204.4	—	2.7	201.7	—
Derivative assets (1)	656.5	—	—	609.8	46.7
Other investments (2)	141.5	69.6	16.5	20.3	35.1
Cash equivalents (3)	948.9	—	—	948.9	—
Sub-total excluding separate account
assets	49,055.3	69.6	1,238.4	47,254.3	493.0

Separate account assets	94,762.8	—	72,096.2	15,775.1	6,891.5
Total assets	$143,818.1	$69.6	$73,334.6	$63,029.4	$7,384.5

Liabilities
Investment contracts (4)	$(151.1)	$—	$—	$—	$(151.1)
Derivative liabilities (1)	(729.0)	—	—	(678.5)	(50.5)
Other liabilities (4)	(298.4)	—	—	(230.3)	(68.1)
Total liabilities	$(1,178.5)	$—	$—	$(908.8)	$(269.7)

Net assets	$142,639.6	$69.6	$73,334.6	$62,120.6	$7,114.8

(1) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.
(2) Primarily includes sponsored investment funds, other investment funds, equity method investments reported at fair value and commercial mortgage loans of consolidated VIEs.
(3) Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4) Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.
(5) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. These consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $57.6 million and $7.3 million as of December 31, 2016 and December 31, 2015, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2016
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2015	(1)	income	(3)	Level 3	Level 3	2016	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$39.5	$—	$2.1	$(1.4)	$—	$(32.6)	$7.6	$—
Corporate	156.3	(1.4)	(1.9)	(21.4)	15.7	(1.7)	145.6	(1.4)
Commercial
mortgage-backed
securities	4.8	(8.3)	8.8	32.7	35.4	(2.3)	71.1	(8.3)
Collateralized
debt obligations	63.5	—	0.8	(30.7)	—	—	33.6	—
Other debt
obligations	7.5	—	0.5	100.1	—	(16.6)	91.5	—
Total fixed
maturities,
available-for-sale	271.6	(9.7)	10.3	79.3	51.1	(53.2)	349.4	(9.7)
Fixed maturities,
trading	135.5	0.5	—	(43.1)	—	—	92.9	0.1
Equity securities,
available-for-sale	4.1	(1.3)	(0.1)	—	—	—	2.7	(1.4)
Derivative assets	46.7	(13.5)	—	0.4	—	—	33.6	(13.0)
Other investments	35.1	1.5	—	0.3	—	—	36.9	1.5
Separate account
assets (2)	6,891.5	748.2	—	(417.9)	5.3	(0.8)	7,226.3	669.7

Liabilities
Investment contracts	(151.1)	14.6	—	5.7	—	—	(130.8)	7.8
Derivative liabilities	(50.5)	27.3	0.5	0.9	—	—	(21.8)	23.9
Other liabilities	(68.1)	(9.2)	—	17.4	—	—	(59.9)	(7.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2015
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2014	(1)	income	(3)	Level 3	Level 3	2015	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$10.3	$—	$(0.7)	$29.9	$—	$—	$39.5	$—
Corporate	188.6	—	(4.8)	17.2	42.8	(87.5)	156.3	—
Commercial
mortgage-backed
securities	—	0.1	—	12.3	—	(7.6)	4.8	—
Collateralized
debt obligations	64.2	—	(0.1)	(0.6)	—	—	63.5	—
Other debt
obligations	63.7	—	0.8	7.0	—	(64.0)	7.5	—
Total fixed
maturities,
available-for-sale	326.8	0.1	(4.8)	65.8	42.8	(159.1)	271.6	—
Fixed maturities,
trading	139.7	(4.0)	—	(0.2)	—	—	135.5	(4.2)
Equity securities,
available-for-sale	4.1	—	—	—	—	—	4.1	—
Derivative assets	53.7	(9.2)	—	2.2	—	—	46.7	(9.0)
Other investments	127.2	7.3	—	(64.4)	—	(35.0)	35.1	7.2
Separate account
assets (2)	5,857.5	983.9	—	41.9	8.5	(0.3)	6,891.5	850.3

Liabilities
Investment contracts	(155.9)	(5.7)	—	10.5	—	—	(151.1)	(10.1)
Derivative liabilities	(35.5)	(17.4)	2.2	0.2	—	—	(50.5)	(18.0)
Other liabilities	(66.3)	(1.8)	—	—	—	—	(68.1)	(1.9)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2014
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2013	(1)	income	(3)	Level 3	Level 3	2014	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$11.7	$—	$(0.2)	$(1.2)	$—	$—	$10.3	$—
States and political
subdivisions	1.8	—	—	(0.1)	—	(1.7)	—	—
Corporate	114.8	(1.4)	(1.5)	48.0	46.6	(17.9)	188.6	(1.3)
Commercial
mortgage-backed
securities	1.6	(1.2)	1.3	(6.0)	6.8	(2.5)	—	—
Collateralized
debt obligations	37.8	—	0.4	46.1	3.9	(24.0)	64.2	—
Other debt
obligations	84.1	—	1.4	7.9	—	(29.7)	63.7	—
Total fixed
maturities,
available-for-sale	251.8	(2.6)	1.4	94.7	57.3	(75.8)	326.8	(1.3)
Fixed maturities,
trading	169.9	9.9	—	(40.1)	—	—	139.7	1.2
Equity securities,
available-for-sale	16.9	4.2	2.8	(20.0)	0.2	—	4.1	(0.3)
Derivative assets	74.2	(32.0)	—	11.5	—	—	53.7	(32.0)
Other investments	142.9	15.7	—	(31.4)	—	—	127.2	15.7
Separate account
assets (2)	5,097.9	653.5	—	115.6	4.4	(13.9)	5,857.5	608.4

Liabilities
Investment contracts	9.5	(190.2)	—	24.8	—	—	(155.9)	(190.6)
Derivative liabilities	(39.6)	3.9	(0.4)	0.6	—	—	(35.5)	(0.9)
Other liabilities	(73.9)	(1.4)	—	9.0	—	—	(66.3)	(0.8)

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2016
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	4.3	—	—	(25.7)	(21.4)
Commercial mortgage-backed securities	35.7	—	—	(3.0)	32.7
Collateralized debt obligations	—	—	—	(30.7)	(30.7)
Other debt obligations	105.0	(2.3)	—	(2.6)	100.1
Total fixed maturities, available-for-sale	145.0	(2.3)	—	(63.4)	79.3
Fixed maturities, trading	—	(18.0)	—	(25.1)	(43.1)
Derivative assets	0.5	(0.1)	—	—	0.4
Other investments	0.7	(0.4)	—	—	0.3
Separate account assets (4)	453.3	(615.2)	(345.4)	89.4	(417.9)

Liabilities
Investment contracts	—	—	1.7	4.0	5.7
Derivative liabilities	—	0.9	—	—	0.9
Other liabilities	—	17.4	—	—	17.4

	For the year ended December 31, 2015
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$31.2	$—	$—	$(1.3)	$29.9
Corporate	34.6	—	—	(17.4)	17.2
Commercial mortgage-backed securities	12.4	—	—	(0.1)	12.3
Collateralized debt obligations	—	—	—	(0.6)	(0.6)
Other debt obligations	16.5	—	—	(9.5)	7.0
Total fixed maturities, available-for-sale	94.7	—	—	(28.9)	65.8
Fixed maturities, trading	—	(0.2)	—	—	(0.2)
Derivative assets	2.5	(0.3)	—	—	2.2
Other investments	4.4	(68.8)	—	—	(64.4)
Separate account assets (4)	739.2	(396.4)	(323.4)	22.5	41.9

Liabilities
Investment contracts	—	—	5.1	5.4	10.5
Derivative liabilities	—	0.2	—	—	0.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2014
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	79.3	(23.6)	—	(7.7)	48.0
Commercial mortgage-backed securities	—	(5.8)	—	(0.2)	(6.0)
Collateralized debt obligations	61.3	—	—	(15.2)	46.1
Other debt obligations	19.2	—	—	(11.3)	7.9
Total fixed maturities, available-for-sale	159.8	(29.4)	—	(35.7)	94.7
Fixed maturities, trading	—	(10.0)	—	(30.1)	(40.1)
Equity securities, available-for-sale	—	(20.0)	—	—	(20.0)
Derivative assets	11.8	(0.3)	—	—	11.5
Other investments	0.2	—	—	(31.6)	(31.4)
Separate account assets (4)	537.6	(330.5)	(331.8)	240.3	115.6

Liabilities
Investment contracts	—	—	20.7	4.1	24.8
Derivative liabilities	(1.5)	2.1	—	—	0.6
Other liabilities	—	9.0	—	—	9.0

(4)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2016
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S. governments	$—	$—	$—	$—	$—	$32.6
Corporate	—	—	—	15.7	—	1.7
Commercial mortgage-backed
securities	—	—	—	35.4	—	2.3
Other debt obligations	—	—	—	—	—	16.6
Total fixed maturities,
available-for-sale	—	—	—	51.1	—	53.2
Separate account assets	45.4	—	4.9	5.3	—	0.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31, 2015
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$42.8	$—	$87.5
Commercial mortgage-backed
securities	—	—	—	—	—	7.6
Other debt obligations	—	—	—	—	—	64.0
Total fixed maturities,
available-for-sale	—	—	—	42.8	—	159.1
Other investments	—	—	22.2	—	—	35.0
Separate account assets	26.9	—	8.1	8.5	—	0.3

	For the year ended December 31, 2014
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
States and political subdivisions	$—	$—	$—	$—	$—	$1.7
Corporate	—	—	—	46.6	—	17.9
Commercial mortgage-backed
securities	—	—	—	6.8	—	2.5
Collateralized debt obligations	—	—	—	3.9	—	24.0
Other debt obligations	—	—	—	—	—	29.7
Total fixed maturities,
available-for-sale	—	—	—	57.3	—	75.8
Equity securities, available-for-
sale	—	—	—	0.2	—	—
Separate account assets	33.0	—	71.3	4.4	—	13.9

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Separate account assets transferred between Level 1 and Level 2 during 2016, 2015 and 2014, primarily related to foreign equity securities. When these securities are valued at the close price of the local exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.

Other investments transferred from Level 2 into Level 1 during 2015, primarily included assets valued using a NAV with a quoted price in an active market for identical assets as a result of additional analysis to clarify the source of the quoted price.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Assets transferred into Level 3 during 2016, 2015 and 2014, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2016, 2015 and 2014, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information. Additionally, for the year ended December 31, 2015, assets transferred out of Level 3 included assets valued using the measurement alternative for CCFEs for which the corresponding liabilities have the more observable fair value and are reflected in Level 2.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2016
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$7.6	Discounted cash flow	Discount rate (1)	2.3%	2.3%
			Illiquidity premium	50 basis points ("bps")	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	49.8	Discounted cash flow	Discount rate (1)	1.5%-7.6%	4.0%
			Illiquidity premium	0bps-60bps	27bps
			Comparability adjustment	0bps-20bps	6bps
Commercial mortgage-backed securities	49.3	Discounted cash flow	Discount rate (1)	3.1%-12.8%	10.2%
			Probability of default	0.0%-10.0%	7.8%
			Potential loss severity	0.0%-99.5%	39.5%
Collateralized debt obligations	0.2	Discounted cash flow	Discount rate (1)	95.1%	95.1%
			Probability of default	100.0%	100.0%
			Potential loss severity	91.2%	91.2%
Other debt obligations	6.8	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Fixed maturities, trading	10.5	Discounted cash flow	Discount rate (1)	2.3%-9.0%	2.7%
			Illiquidity premium	0bps-300bps	240bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2016
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other investments	36.9	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.6%	7.6%
			Terminal capitalization rate	6.8%	6.8%
			Average market rent growth rate	2.9%	2.9%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	52.5%	52.5%
			Credit spread rate	2.1%	2.1%
Separate account assets	7,225.4	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%-5.3%	3.7%
			Illiquidity premium	0bps-60bps	13bps
			Credit spread rate	83bps-472bps	227bps
		Discounted cash flow - real estate	Discount rate (1)	5.8%-16.2%	7.0%
			Terminal capitalization rate	4.3%-9.3%	6.1%
			Average market rent growth rate	1.8%-4.3%	2.9%
		Discounted cash flow - real estate debt	Loan to value	6.3%-69.7%	47.0%
			Credit spread rate	3.3%-4.6%	3.9%

Liabilities
Investment contracts	(130.8)	Discounted cash flow	Long duration interest rate	2.6% (2)
			Long-term equity market volatility	18.8%-45.9%
			Non-performance risk	0.3%-1.7%
			Utilization rate	See note (3)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (4)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$8.9	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50bps	50bps
Corporate	43.2	Discounted cash flow	Discount rate (1)	0.0%-7.5%	5.1%
			Comparability adjustment	(4)bps-7bps	0bps
			Illiquidity premium	0bps-60bps	33bps
Collateralized debt obligations	3.1	Discounted cash flow	Discount rate (1)	28.0%	28.0%
			Probability of default	100.0%	100.0%
			Potential loss severity	67.0%	67.0%
Other debt obligations	7.5	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	750bps	750bps
Fixed maturities, trading	10.5	Discounted cash flow	Discount rate (1)	1.1%-2.7%	2.6%
			Illiquidity premium	0bps-300bps	240bps
Other investments	35.1	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.8%	7.8%
			Terminal capitalization rate	6.8%	6.8%
			Average market rent growth rate	3.2%	3.2%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	52.3%	52.3%
			Credit spread rate	2.3%	2.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	6,881.8	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%-8.2%	3.9%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	81bps-750bps	241bps
		Discounted cash flow - real estate	Discount rate (1)	5.3%-16.4%	7.2%
			Terminal capitalization rate	4.3%-9.8%	6.2%
			Average market rent growth rate	2.0%-4.3%	3.0%
		Discounted cash flow - real estate debt	Loan to value	7.8%-63.1%	47.4%
			Credit spread rate	1.4%-4.6%	2.2%

Liabilities
Investment contracts	(151.1)	Discounted cash flow	Long duration interest rate	2.5%-2.6% (2)
			Long-term equity market volatility	18.4%-44.4%
			Non-performance risk	0.4%-1.9%
			Utilization rate	See note (3)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (4)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(3)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(4)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Embedded derivatives can be either assets or liabilities within the investment contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis. During 2016, certain mortgage loans had been marked to fair value of $2.7 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $2.4 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2016, certain real estate had been written down to fair value of $13.9 million. This write down resulted in a loss of $5.3 million, of which $4.5 million was a lower of cost or market adjustment on held-for-sale real estate recorded in net investment income and the remaining $0.8 million was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2016 were:

Discount rate = 10.3%
Terminal capitalization rate = 9.0%
Average market rent growth = 0.0%

During 2015, certain mortgage loans had been marked to fair value of $9.2 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $3.2 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

During 2015, certain real estate had been written down to fair value of $30.9 million. This write down resulted in a loss of $2.9 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2015 were:

Discount rate = 8.6% - 10.5%
Terminal capitalization rate = 7.3% - 8.5%
Average market rent growth = 2.7% - 3.0%

During 2014, certain mortgage loans had been marked to fair value of $68.1 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $10.0 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2014 were:

Discount rate = 8.8% - 11.0%
Terminal capitalization rate = 7.3% - 9.0%
Average market rent growth = 2.0% - 10.9%

During 2014, certain real estate had been written down to fair value of $22.3 million. This write down resulted in a loss of $6.2 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2014 were:

Discount rate = 9.6% - 11.8%
Terminal capitalization rate = 8.3% - 8.5%
Average market rent growth = 3.0% - 3.6%

Fair Value Option

We elected fair value accounting for:

•	Certain commercial mortgage loans and obligations of consolidated VIEs for which it was not practicable for us to determine the carrying value.

•
Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

•
Certain investment funds for which we do not have enough influence to account for under the equity method in order to reflect the economics of the investment in the financial statements. We do not elect the fair value option for other similar investments as these investments are generally accounted for under the equity method of accounting.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2016	December 31, 2015
	(in millions)
Commercial mortgage loans of consolidated VIEs (1) (2)
Fair value	$12.4	$18.3
Aggregate contractual principal	12.0	17.8

Obligations of consolidated VIEs (3)
Fair value	59.9	68.1
Aggregate unpaid principal	60.0	78.0

Real estate ventures (1)
Fair value	36.9	35.1

Investment funds (1) (4)
Fair value	36.9	—

(1)	Reported with other investments in the consolidated statements of financial position.

(2)	None of the loans were more than 90 days past due or in non-accrual status.

(3)	Reported with other liabilities in the consolidated statements of financial position.

(4)	We did not have any material investment funds for which we elected the fair value option for the year ended December 31, 2015.

	For the year ended December 31,
	2016	2015	2014

Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax loss (1) (2)	$(0.1)	$(2.0)	$(1.5)
Interest income (3)	1.2	3.6	6.2

Obligations of consolidated VIEs
Change in fair value pre-tax loss - instrument specific credit risk (2) (4)	(9.8)	(1.9)	(2.4)
Change in fair value pre-tax loss (2)	(9.8)	(2.1)	(0.7)
Interest expense (5)	1.1	1.1	3.0

Real estate ventures
Change in fair value pre-tax gain (6)	1.5	7.2	17.3

Investment funds
Change in fair value pre-tax gain (6) (7)	2.8	—	—
Dividend income (6)	0.3	—	—

(1)	None of the change in fair value related to instrument-specific credit risk.

(2)	Reported in net realized capital gains (losses) on the consolidated statements of operations.

(3)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.

(4)	Estimated based on credit spreads and quality ratings.

(5)	Reported in operating expenses on the consolidated statements of operations.

(6)	Reported in net investment income on the consolidated statements of operations.

(7)	Absent the fair value election, the change in fair value on the investments would be reported in OCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2016
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$12,621.0	$12,844.0	$—	$—	$12,844.0
Policy loans	784.8	969.8	—	—	969.8
Other investments	193.6	200.1	—	121.0	79.1
Cash and cash equivalents	721.3	721.3	721.3	—	—
Investment contracts	(30,231.9)	(29,788.6)	—	(5,400.8)	(24,387.8)
Short-term debt	(76.5)	(76.5)	—	(76.5)	—
Separate account liabilities	(91,608.0)	(90,724.5)	—	—	(90,724.5)
Bank deposits	(2,199.8)	(2,204.1)	(1,585.1)	(619.0)	—
Cash collateral payable	(564.7)	(564.7)	(564.7)	—	—

	December 31, 2015
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$11,791.0	$12,105.1	$—	$—	$12,105.1
Policy loans	786.3	990.3	—	—	990.3
Other investments	148.5	160.0	—	81.1	78.9
Cash and cash equivalents	956.6	956.6	956.6	—	—
Investment contracts	(28,079.1)	(27,744.2)	—	(4,925.0)	(22,819.2)
Short-term debt	(108.8)	(108.8)	—	(108.8)	—
Long-term debt	(42.8)	(42.8)	—	—	(42.8)
Separate account liabilities	(83,316.9)	(82,582.6)	—	—	(82,582.6)
Bank deposits	(2,070.8)	(2,074.4)	(1,457.4)	(617.0)	—
Cash collateral payable	(210.4)	(210.4)	(210.4)	—	—

Mortgage Loans

Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.

Policy Loans

Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Other Investments

The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting expected cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of non-performing loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The fair value of certain tax credit investments are estimated by discounting expected future tax benefits using estimated investment return rates. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value. These are reflected in Level 2.

Cash and Cash Equivalents

The carrying amount of cash and cash equivalents not reported at fair value on a recurring basis approximates its fair value, which is reflected in Level 1 given the nature of cash.

Investment Contracts

The fair values of our reserves and liabilities for investment contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment contracts being valued. These are reflected in Level 3. Investment contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment contracts, are not required to be disclosed.

Short-Term Debt

The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.

Long-Term Debt

Long-term debt included non-recourse mortgages and notes payable that were primarily financings for real estate developments for which the fair values were estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These were reflected in Level 3.

Separate Account Liabilities

Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Bank Deposits

The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.

Cash Collateral Payable

The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.

16. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. For the years ended, December 31, 2016, 2015 and 2014, our use of prescribed statutory accounting practices resulted in higher (lower) statutory net income of $3.8 million, $(2.1) million and $6.4 million, respectively, relative to the accounting practices and procedures of the NAIC due to its accounting for derivatives that hedge some of its equity indexed products. In addition, as of December 31, 2016 and 2015, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $180.5 million and $158.1 million, respectively, relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2016 and 2015, our affiliated reinsurance subsidiaries assumed statutory reserves of $4,734.0 million and $3,934.2 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2016 and 2015, assets admitted under these practices totaled $1,809.0 million and $1,447.0 million, respectively.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2016, we met the minimum RBC requirements.

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2016	2015	2014
	(in millions)
Statutory net income	$996.7	$948.6	$535.5
Statutory capital and surplus	4,643.8	4,496.7	4,202.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

17. Segment Information

We provide financial products and services through the following segments: Retirement and Income Solutions, Principal Global Investors and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

During fourth quarter 2016, we decided to move long-term care, a business we exited and fully reinsured in 1997, from the U.S. Insurance Solutions segment to the Corporate segment. This change has been applied retrospectively to our segment financial information but did not impact our consolidated financial statements.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third party clients.

The U.S. Insurance Solutions segment provides specialty benefits insurance, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, and individual life insurance throughout the United States.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to other segments based on the nature of such items. Results of our exited group medical and long-term care insurance businesses are reported in this segment.

Management uses segment pre-tax operating earnings in evaluating performance, which is consistent with the financial results provided to and discussed with securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax other adjustments that management believes are not indicative of overall operating trends and certain adjustments related to equity method investments and noncontrolling interest. Pre-tax net realized capital gains (losses), as adjusted, are net of related changes in the amortization pattern of DAC and related actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed and certain market value adjustments to fee revenues. Pre-tax net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, pre-tax other adjustments management believes are not indicative of overall operating trends and revenue from our exited group medical insurance business. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of (1) other postretirement employee benefit cost allocations and (2) income tax allocations. For purposes of determining operating earnings, the segments are allocated the service component of other postretirement benefit costs. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining operating earnings, the segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2016	December 31, 2015
	(in millions)
Assets:
Retirement and Income Solutions	$152,682.4	$139,639.9
Principal Global Investors	775.1	736.9
U.S. Insurance Solutions	22,868.8	21,743.8
Corporate	3,983.8	4,173.0
Total consolidated assets	$180,310.1	$166,293.6

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions - Fee	$1,743.2	$1,774.0	$1,778.9
Retirement and Income Solutions - Spread	4,407.5	4,392.9	3,020.8
Total Retirement and Income Solutions (1)	6,150.7	6,166.9	4,799.7
Principal Global Investors (2)	720.9	692.5	668.2
U.S. Insurance Solutions
Specialty benefits insurance	2,009.1	1,866.0	1,724.7
Individual life insurance	1,622.1	1,569.3	1,532.8
Eliminations	(0.1)	(0.1)	—
Total U.S. Insurance Solutions	3,631.1	3,435.2	3,257.5
Corporate	(95.0)	(111.0)	(99.9)
Total segment operating revenues	10,407.7	10,183.6	8,625.5
Net realized capital gains (losses), net of related revenue adjustments	15.5	(124.4)	(9.6)
Other income on an indemnified uncertain tax position	—	60.2	—
Exited group medical insurance business	—	1.3	0.2
Total revenues per consolidated statements of operations	$10,423.2	$10,120.7	$8,616.1

Pre-tax operating earnings (loss) by segment:
Retirement and Income Solutions	$794.5	$740.1	$851.2
Principal Global Investors	202.0	178.7	159.7
U.S. Insurance Solutions	359.6	428.6	343.3
Corporate	19.9	(23.5)	(30.2)
Total segment pre-tax operating earnings	1,376.0	1,323.9	1,324.0
Pre-tax net realized capital losses, as adjusted (3)	(4.3)	(123.1)	(65.3)
Pre-tax other adjustments (4)	—	11.7	(63.1)
Certain adjustments related to equity method investments	26.6	10.8	29.9
Income before income taxes per consolidated statements
of operations	$1,398.3	$1,223.3	$1,225.5

(1)	Reflects inter-segment revenues of $373.3 million, $422.7 million and $434.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	Reflects inter-segment revenues of $308.9 million, $294.5 million and $273.7 million for the years ended December 31, 2016, 2015 and 2014, respectively.
(3) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$99.5	$(26.0)	$62.7
Certain derivative and hedging-related adjustments	(81.7)	(97.2)	(73.0)
Certain market value adjustments to fee revenues	(2.5)	(1.1)	—
Recognition of front-end fee revenue	0.2	(0.1)	0.7
Net realized capital gains (losses), net of related revenue adjustments	15.5	(124.4)	(9.6)
Amortization of deferred acquisition costs and other actuarial balances	(77.0)	(13.6)	(49.6)
Capital (gains) losses distributed	7.2	15.1	(10.9)
Certain market value adjustments of embedded derivatives	50.0	(0.2)	4.8
Pre-tax net realized capital losses, as adjusted (a)	$(4.3)	$(123.1)	$(65.3)

(a)	As adjusted before noncontrolling interest capital gains (losses) and net realized capital gains (losses) associated with exited group medical insurance business.

(4)
For the year ended December 31, 2015, pre-tax other adjustments included the positive effect of the impact of a court ruling on some uncertain tax positions ($15.1 million) and the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($3.4 million).

For the year ended December 31, 2014, pre-tax other adjustments included the negative effect of the impact of (a) a court ruling on some uncertain tax positions ($62.2 million) and (b) the effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.9 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$98.6	$76.1	$128.5
Principal Global Investors	71.8	64.0	56.3
U.S. Insurance Solutions	118.2	142.9	112.5
Corporate	(2.4)	(8.8)	(17.5)
Total segment income taxes from operating earnings	286.2	274.2	279.8
Tax benefit related to net realized capital losses, as adjusted	(1.2)	(36.5)	(21.9)
Tax expense (benefit) related to other after-tax adjustments	—	44.2	(14.9)
Total income taxes per consolidated statements of operations	$285.0	$281.9	$243.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2016	2015	2014

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$30.4	$28.3	$27.5
Principal Global Investors	11.6	11.1	12.9
U.S. Insurance Solutions	20.0	17.3	16.7
Corporate	4.9	4.3	3.3
Total depreciation and amortization expense included in our
consolidated statements of operations	$66.9	$61.0	$60.4

18. Stock‑Based Compensation Plans

As of December 31, 2016, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Long-Term Performance Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"). As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan or the Long-Term Performance Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2016	2015	2014
	(in millions)
Compensation cost	$47.6	$43.3	$41.2
Related income tax benefit	14.5	14.6	14.0
Capitalized as part of an asset	2.8	2.2	2.5

Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2016	2015	2014
Expected volatility	31.7%	52.2%	53.2%
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	1.5%	1.8%	2.0%
Expected dividend yield	4.07%	2.81%	2.50%
Weighted average estimated fair value	$8.91	$20.43	$18.89

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2016, we had $2.6 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.7 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2016, 2015 and 2014 was $37.38, $51.33 and $44.88, respectively.

As of December 31, 2016, we had $4.3 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.5 years.

Restricted Stock Units

Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2016, 2015 and 2014 was $37.45, $51.31 and $45.00, respectively.

As of December 31, 2016, we had $35.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2016

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $14.00, $7.30 and $8.94 during 2016, 2015 and 2014, respectively.

19. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31
	(in millions)
2016
Total revenues	$3,024.6	$2,262.9	$2,557.0	$2,578.7
Total expenses	2,613.2	2,012.2	2,198.7	2,200.8
Net income	325.1	217.0	280.7	290.5
Net income attributable to PLIC	301.3	216.0	279.8	289.6

2015
Total revenues	$2,325.5	$2,792.1	$2,775.7	$2,227.4
Total expenses	2,074.1	2,418.8	2,538.1	1,866.4
Net income	201.6	291.6	206.8	241.4
Net income attributable to PLIC	200.8	290.8	198.9	240.1

20. Subsequent Event

During the second quarter of 2017, we plan to sell our ownership interest in Principal Global Investors, LLC, (“PGI”) to our direct parent, PFS, as part of a common control transaction. PGI comprises substantially all of our Principal Global Investors segment. We will receive a note from PFS for approximately the carrying value of PGI, bearing interest at the current market rate at the time of transaction. Our ultimate parent, PFG is the guarantor of the note. We have determined that the planned sale of PGI does not meet the criteria to be classified as held for sale as of December 31, 2016.

Part C
Other Information
Item 26. Exhibits

(a)	Resolution of Board of Directors of the Depositor (Incorporated by reference from Exhibit (a) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(c1)	Distribution Agreement (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c2)	Selling Agreement (Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(c3)	Registered Representative Agreement (Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Incorporated by Reference from Exhibit (d1) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d2)	Form of Accidental Death Benefit Rider (Incorporated by Reference from Exhibit (d2) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d3)	Form of Change of Insured Rider (Incorporated by Reference from Exhibit (d3) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d4)	Form of Cost of Living Increase Rider (Incorporated by Reference from Exhibit (d4) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d5)	Form of Death Benefit Guarantee Rider (Incorporated by Reference from Exhibit (d5) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d6)	Form of Life Paid-up Rider (Incorporated by Reference from Exhibit (d6) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d7)	Form of Cost of Insurance Rider (Incorporated by Reference from Exhibit (d7) to Registrant's Filing on Form N-6 10/24/2007)(Accession No. 0000898745-07-000164)
	(d8)	Form of Salary Increase Rider (Incorporated by Reference from Exhibit (d8) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d9)	Form of Surrender Charge Adjustment Rider (Incorporated by Reference from Exhibit (d9) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d10)	Form of Waiver of Monthly Policy Charge Rider (Incorporated by Reference from Exhibit (d10) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d11)	Form of Waiver of Specified Premium Rider (Incorporated by Reference from Exhibit (d11) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(d12)	Form of Accelerated Benefits Rider (Incorporated by Reference from Exhibit (d12) to Registrant's Filing on Form N-6 on 2/8/2008)(Accession No. 0000898745-08-000012)
	(d13)	Form of Death Benefits Advance Rider (Incorporated by Reference from Exhibit (d13) to Registrant's Filing on Form N-6 on 2/8/2008)(Accession No. 0000898745-08-000012)
	(d14)	Form of Extended Coverage Rider (Incorporated by Reference from Exhibit (d14) to Registrant's Filing on Form N-6 on 2/8/2008)(Accession No. 0000898745-08-000012)

(e)	Applications

	(e1)	Form of Life Insurance Application (Incorporated by Reference from Exhibit (e1) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(e2)	Form of Life or Disability Application (Incorporated by Reference from Exhibit (e2) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(e3)	Form of Guaranteed/Simplified Issue Life Insurance Application (Incorporated by Reference from Exhibit (e3) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)
	(e4)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Incorporated by Reference from Exhibit (e4) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)

1

	(e5)	Form of Supplemental Application (Incorporated by Reference from Exhibit (e5) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)

(f)	Depositor's Certificate of Incorporation and By-laws

	(f1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (f1) to Registrant's Filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)
	(f2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (f2) to Registrant's Filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(g)	Reinsurance Contracts

The Depositor enters into reinsurance agreements, none of which are material to this filing.

(h)	Participation Agreements

1. AllianceBernstein
(a)
Administrative Services Agreement dated December 13, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(b)	Participation Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

2. American Century
	(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

2

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0000812797-14-000034)

3. American Funds
(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0000812797-15-000035)
(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0000812797-15-000035)
(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0000812797-15-000035)
(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0000812797-15-000035)

4. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0000812797-15-000035)
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0000812797-15-000035)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0000812797-15-000035)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0000812797-15-000035)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 (Filed as Exhibit (h)5(a) on 04/28/2014 (Accession No. 0000812797-14-000034)
(b)	Administrative Services Agreement dated April 26, 2010 (Filed as Exhibit (h)5(b) on 04/28/2014 (Accession No. 0000812797-14-000034)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Filed as Exhibit (h)5(c) on 04/28/2014 (Accession No. 0000812797-14-000034)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Filed as Exhibit (h)5(d) on 04/28/2014 (Accession No. 0000812797-14-000034)
(e)	Amendment 3 to Participation Agreement dated July 1, 2015 -- Filed as Exhibit (h)6(e) on 04/25/2016 (Accession No. 0000812797-16-000160)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

3

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0000812797-15-000035)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0000812797-15-000035)

8. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0000812797-14-000034)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0000812797-14-000034)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0000812797-14-000034)

9. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

10. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

4

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0000812797-15-000035)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0000812797-15-000035)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as exhibit 99.h10(m) on 04/27/2015 (Accession No. 0000812797-15-000035)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 *
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 *
(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0000812797-15-000035)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0000812797-15-000035)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

5

(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

12. Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(k)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h13(k) on 04/27/2015 (Accession No. 0000812797-15-000035)
(l)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

6

(n)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h13(n) on 04/27/2015 (Accession No. 0000812797-15-000035)
(o)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(p)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h13(p) on 04/27/2015 (Accession No. 0000812797-15-000035)

(q)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(s)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h13(s) on 04/27/2015 (Accession No. 0000812797-15-000035)

13. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 *
(b)	Administrative Service Agreement dated May 1, 2016 *
(c)	Service Agreement Letter dated May 1, 2016 *
(d)	Support Payment Agreement dated May 1, 2016 *

14. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Filed as Exhibit (h)11(a) on 04/28/2014 (Accession No. 0000812797-14-000034)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 (Filed as Exhibit (h)11(b) on 04/28/2014 (Accession No. 0000812797-14-000034)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 *
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

15. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Distribution and Administrative Services Agreement dated October 25, 2004 (Incorporated by Reference from Exhibit (h)(10)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(c)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

7

16. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

17. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0000812797-15-000035)
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0000812797-15-000035)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 *
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0000812797-15-000035)

18. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(e)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(e) on 04/27/2015 (Accession No. 0000812797-15-000035)
(f)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)	Consent dated May 15, 2007 -- Filed as exhibit 99.h17(g) on 04/27/2015 (Accession No. 0000812797-15-000035)

8

19. TOPS (Northern Lights)
(a) Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)16(a) on 04/28/2014 (Accession No. 0000812797-14-000034)

20. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j) Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)17(j) on 04/28/2014 (Accession No. 0000812797-14-000034)

21. Wanger International
(a) Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0000812797-16-000160)
(b) Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0000812797-16-000160)

(i)	Administration Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference from Exhibit (k) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)	Actuarial Opinion - N/A

(m)	Calculations - Revised calculations (Incorporated by Reference from Exhibit (m) to Registrant's filing on Form N-6 on 2-8-08)(Accession No. 0000898745-08-000012)

(n)	Other Opinions

(1) Consent of Ernst & Young LLP *
(2) Powers of Attorney -- Filed as Exhibit (n2) on 04/25/2016 (Accession No. 0000812797-16-000160) and included herein for S. M. Mills *
(3) Opinion of Counsel *

(o)	Financial Statements Schedules

9

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules *

Schedule I - Summary of Investments - Other Than Investments in Related Parties as of December 31, 2016 *

Schedule III - Supplementary Insurance Information As of December 31, 2016, 2015 and 2014 and for each of the years then ended *

Schedule IV - Reinsurance As of December 31, 2016, 2015 and 2014 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption -- Filed as Exhibit 99.q on 04/27/2015 (Accession No. 0000812797-15-000035)

* Filed herein
** To be filed by amendment

10

Item 27. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Chair, Nominating and Governance Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit and Human Resources Committees
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS Viacom, Inc. 1515 Broadway New York, NY 10036	Director Member, Audit and Human Resources Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

11

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Chairman - Principal Financial Group - Asia
DAVID M. BLAKE(2)	Senior Executive Director - Fixed Income
ELIZABETH S. BRADY(2)	Senior Vice President and Chief Marketing Officer
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Income Solutions
NICHOLAS M. CECERE(2)	Senior Vice President - USIS Distribution
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
NORA M. EVERETT(2)	President Retirement and Income Solutions
AMY C. FRIEDRICH(2)	Senior Vice President, Specialty Benefits Division
GINA L. GRAHAM(2)	Vice President and Treasurer
PATRICK G. HALTER(2)	Chief Operating Officer - Principal Global Investors
MARK S. LAGOMARCINO	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(2)	Senior Executive Director - Investments
TERRANCE J. LILLIS(2)	Executive Vice President
GREGORY A. LINDE(2)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
BARBARA A. MCKENZIE(2)	Senior Executive Director - Investments
DENNIS J. MENKEN(2)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Income Solutions
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
RENEE V. SCHAFF(2)	Senior Vice President and Chief Operating Officer, Principal International
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(2)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(2)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(3)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

12

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2016 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2016)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	76.6
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	82.5
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70

13

-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited*#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	55
-->LGCM (Cayman) Limited*	Cayman Islands	100
14

-->LG Capital (UK) Limited*	Wales/United Kingdom	100
-->Liongate Limited*	Malta	55
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (UK) Limited*	Wales/United Kingdom	100
-->Liongate Capital Management Limited*	Malta	100
-->Liongate Capital Management (India) Private Limited*	India	100
-->Liongate Capital Management Inc.*	Delaware	100
-->Liongate Capital Management (US) LP*	Delaware	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc.*#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

15

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Deborah J. Barnhart	Director/Distribution (PPN)
Principal Financial Group (1)

Patricia A. Barry	Assistant Secretary
Principal Financial Group (1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group (1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group (1)

William Dunker	AML Officer
Principal Financial Group (1)

Gregory B. Elming	Director
Principal Financial Group (1)

Nora M. Everett	Director
Principal Financial Group (1)

Stephen G. Gallaher	Assistant General Counsel
Principal Financial Group (1)	and Assistant Secretary

Gina L. Graham	Vice President and Treasurer
Principal Financial Group (1)

Lee M. Harms	Chief Information Security Officer
Principal Financial Group (1)

Kara Hoogensen	Chairman, Chief Executive Officer and President
Principal Financial Group (1)

16

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Julie LeClere	Senior Vice President and Managing Director
Principal Financial Group (1)

Jennifer Litchfield	Vice President and Chief Compliance Officer
Principal Financial Group (1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group (1)

Karen E. Shaff	Executive Vice President, General Counsel
Principal Financial Group (1)	and Secretary

Deanna D. Strable-Soethout	Director
Principal Financial Group (1)

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group (1)

Traci L. Weldon	Senior Vice President
Principal Financial Group (1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group (1)

(1) 655 9th Street
Des Moines, IA 50392

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$14,451,719.32	—	—	—

Item 31. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 32. Management Services
N/A
Item 33. Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

17

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of April, 2017.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

18

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ D. J. Houston	Chairman, President and	April 27, 2017
D. J. Houston	Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 27, 2017
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 27, 2017
D. D. Strable

(B. J. Bernard)*	Director	April 27, 2017
B. J. Bernard

(J. Carter-Miller)*	Director	April 27, 2017
J. Carter-Miller

(M.T. Dan)*	Director	April 27, 2017
M. T. Dan

(D. H. Ferro)*	Director	April 27, 2017
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 27, 2017
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 27, 2017
S. L. Helton

(R. C. Hochschild)*	Director	April 27, 2017
R. C. Hochschild

(S. M. Mills)*	Director	April 27, 2017
S. M. Mills

(B. C. Pickerell)*	Director	April 27, 2017
B. C. Pickerell

(E. E. Tallett)*	Director	April 27, 2017
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Chairman, President and
Chief Executive Officer

*	Filed as Exhibit (n2) on 04/25/2016 (Accession No. 0000812797-16-000144) and Included Herein

19